Consolidated Schedule of Investments (unaudited)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
1988 Asset Management Euro CLO 1 DAC, Series 1X, Class D, (3-mo. EURIBOR + 2.95%), 04/15/40(a)(b)(c)	EUR	210	$ 239,946
1988 CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.54%), 5.21%, 07/15/37(b)(d)	USD	3,675	3,683,017
522 Funding CLO Ltd., Series 2017-1, Class AR2, (3-mo. CME Term SOFR + 1.05%), 0.00%, 10/20/34(b)(d)		4,500	4,500,000
AB BSL CLO 3 Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 4.93%, 04/20/38(b)(d)		1,190	1,191,192
ACE Securities Corp. Home Equity Loan Trust
Series 2003-OP1, Class A2, (1-mo. CME Term SOFR + 0.83%), 4.48%, 12/25/33(b)		430	422,861
Series 2005-AG1, Class M2, (1-mo. CME Term SOFR + 0.80%), 4.45%, 08/25/35(b)		502	443,582
Series 2006-CW1, Class A2C, (1-mo. CME Term SOFR + 0.39%), 4.04%, 07/25/36(b)		204	171,323
Series 2007-HE4, Class A2A, (1-mo. CME Term SOFR + 0.37%), 4.02%, 05/25/37(b)		2,269	320,917
Series 2007-HE4, Class A2C, (1-mo. CME Term SOFR + 0.71%), 4.36%, 05/25/37(b)		200	28,375
Affirm Asset Securitization Trust
Series 2025-X1, Class C, 5.34%, 04/15/30(d)		1,280	1,280,846
Series 2025-X2, Class B, 4.56%, 10/15/30(d)		1,100	1,099,579
Series 2025-X2, Class C, 4.93%, 10/15/30(d)		381	381,000
Affirm Master Trust
Series 2025-1A, Class A, 4.99%, 02/15/33(d)		1,882	1,889,148
Series 2025-1A, Class B, 5.13%, 02/15/33(d)		1,155	1,157,462
Series 2026-1A, Class A, 4.37%, 02/15/34(d)		7,142	7,102,395
Series 2026-2A, Class A, 4.67%, 04/16/35(d)		5,626	5,605,656
AGL CLO 10 Ltd., Series 2021-10A, Class A1R2, (3-mo. CME Term SOFR + 1.17%), 4.84%, 04/15/39(b)(d)		250	249,921
AGL CLO 20 Ltd., Series 2022-20A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.05%, 10/20/37(b)(d)		2,840	2,844,975
AGL CLO 21 Ltd., Series 2022-21A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/21/37(b)(d)		1,330	1,332,339
AGL CLO 23 Ltd., Series 2022-23A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.23%, 04/20/38(b)(d)		500	499,368
AGL CLO 24 Ltd., Series 2023-24A, Class CR, (3-mo. CME Term SOFR + 2.15%), 5.82%, 03/31/38(b)(d)		620	622,442
Security		Par (000)	Value
Asset-Backed Securities (continued)
AGL CLO 5 Ltd.
Series 2020-5A, Class D1AR, (3-mo. CME Term SOFR + 2.70%), 6.38%, 01/20/39(b)(d)	USD	620	$ 622,363
Series 2020-5A, Class D2R3, (3-mo. CME Term SOFR + 3.95%), 7.63%, 01/20/39(b)(d)		240	232,731
AGL CLO 6 Ltd., Series 2020-6A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 4.96%, 04/20/38(b)(d)		3,980	3,985,994
AGL CLO 7 Ltd., Series 2020-7A, Class AR2, (3-mo. CME Term SOFR + 1.25%), 4.92%, 10/15/38(b)(d)		1,490	1,492,224
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 5.14%, 07/20/37(b)(d)		14,335	14,366,210
AGL Core CLO 27 Ltd., Series 2023-27A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 01/21/39(b)(d)		1,000	999,154
AGL Core CLO 31 Ltd., Series 2024-31A, Class C, (3-mo. CME Term SOFR + 1.90%), 5.58%, 07/20/37(b)(d)		250	250,248
AGL Core CLO 38 Ltd., Series 2025-38A, Class A1, (3-mo. CME Term SOFR + 1.24%), 4.90%, 01/22/38(b)(d)		3,370	3,372,718
AGL Core CLO 4 Ltd., Series 2020-4A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.06%, 10/20/37(b)(d)		3,620	3,626,434
AGL Core CLO 8 Ltd., Series 2020-8A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.01%, 01/20/38(b)(d)		750	751,129
Aimco CLO, Series 2018-AA, Class AR, (3-mo. CME Term SOFR + 1.31%), 4.99%, 10/17/37(b)(d)		3,190	3,194,027
Aimco CLO 11 Ltd., Series 2020-11A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.33%, 07/17/37(b)(d)		3,490	3,501,919
Aimco CLO 15 Ltd., Series 2021-15A, Class AR, (3-mo. CME Term SOFR + 1.20%), 4.88%, 04/17/38(b)(d)		250	250,120
Aimco CLO 18 Ltd., Series 2022-18A, Class A1LR, (3-mo. CME Term SOFR + 1.36%), 5.04%, 07/20/37(b)(d)		1,280	1,282,237
Aimco CLO 23 Ltd., Series 2025-23A, Class A, (3-mo. CME Term SOFR + 1.13%), 4.81%, 04/20/38(b)(d)		439	438,724
Aimco CLO 27 Ltd., Series 2026-27A, Class A1, (3-mo. CME Term SOFR + 1.14%), 4.82%, 04/20/39(b)(d)		750	749,266
Ajax Mortgage Loan Trust
Series 2021-G, Class A, 5.88%, 06/25/61(b)(d)		24,396	24,411,446
Series 2021-G, Class B, 6.75%, 06/25/61(b)(d)		8,628	8,588,720
Series 2021-G, Class C, 0.00%, 06/25/61(d)		14,273	14,856,593
Series 2023-B, Class A, 4.25%, 10/25/62(d)(e)		10,219	10,197,047
Series 2023-B, Class B, 4.25%, 10/25/62(d)(e)		1,749	1,739,599
Series 2023-B, Class C, 0.00%, 10/25/62(d)		3,800	3,083,169

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Allegro CLO V-S Ltd., Series 2024-2A, Class A2, (3-mo. CME Term SOFR + 1.70%), 5.37%, 07/24/37(b)(d)	USD	2,400	$ 2,405,628
Allegro CLO XIV Ltd., Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.01%, 10/15/37(b)(d)		1,000	1,001,888
Allied Credit ABS Trust
Series 2026-1, Class C, (1-mo. BBSW + 1.55%), 5.85%, 04/17/34(a)(b)	AUD	500	345,794
Series 2026-1, Class D, (1-mo. BBSW + 1.75%), 6.05%, 04/17/34(a)(b)		500	345,614
ALLO Issuer LLC, Series 2026-1A, Class A2, 5.61%, 06/20/56(d)	USD	11,587	11,700,125
Anchorage Capital CLO 15 Ltd., Series 2020- 15A, Class A1R2, (3-mo. CME Term SOFR + 1.41%), 5.09%, 07/20/38(b)(d)		5,340	5,348,287
Anchorage Capital CLO 17 Ltd., Series 2021- 17A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 4.90%, 02/15/38(b)(d)		11,115	11,119,271
Anchorage Capital CLO 18 Ltd., Series 2021- 18A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 4.94%, 07/15/39(b)(d)		3,000	3,001,500
Anchorage Capital CLO 32 Ltd., Series 2025- 32A, Class D, (3-mo. CME Term SOFR + 3.95%), 7.62%, 07/15/37(b)(d)		1,412	1,412,504
Anchorage Capital CLO 34 Ltd., Series 2025- 34A, Class A1, (3-mo. CME Term SOFR + 1.27%), 4.94%, 01/15/39(b)(d)		3,610	3,614,988
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class AR4, (3-mo. CME Term SOFR + 1.37%), 5.03%, 07/22/38(b)(d)		4,570	4,579,749
Series 2015-6A, Class BR4, (3-mo. CME Term SOFR + 1.80%), 5.46%, 07/22/38(b)(d)		2,539	2,542,403
Anchorage Capital CLO 8 Ltd., Series 2016- 8A, Class A1R3, (3-mo. CME Term SOFR + 1.29%), 4.96%, 10/27/38(b)(d)		2,395	2,397,867
Antares CLO LLC, Series 2024-5A, Class A, (3-mo. CME Term SOFR + 1.57%), 5.25%, 10/20/36(b)(d)		4,600	4,598,878
Antares CLO Ltd., Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.05%, 04/20/38(b)(d)		2,435	2,433,215
Apidos CLO LIV, Series 2025-54A, Class A1, (3-mo. CME Term SOFR + 1.30%), 4.98%, 10/20/38(b)(d)		500	500,929
Apidos CLO XLVI Ltd., Series 2023-46A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 4.87%, 10/24/38(b)(d)		1,690	1,690,853
Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, (3-mo. CME Term SOFR + 1.44%), 5.11%, 07/25/37(b)(d)		250	250,505
Apidos CLO XVIII-R, Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 4.99%, 01/22/38(b)(d)		880	881,450
Apidos CLO XXXII, Series 2019-32A, Class A1R, (3-mo. CME Term SOFR + 1.10%), 4.78%, 01/20/33(b)(d)		495	494,776
Security		Par (000)	Value
Asset-Backed Securities (continued)
Apidos CLO XXXIX Ltd.
Series 2022-39A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 4.90%, 10/21/38(b)(d)	USD	1,360	$ 1,361,224
Series 2022-39A, Class BR, (3-mo. CME Term SOFR + 1.53%), 5.20%, 10/21/38(b)(d)		300	299,666
Series 2022-39A, Class D1R, (3-mo. CME Term SOFR + 2.60%), 6.27%, 10/21/38(b)(d)		250	245,448
Apidos CLO XXXVI, Series 2021-36A, Class D1R, (3-mo. CME Term SOFR + 2.60%), 6.28%, 01/20/39(b)(d)		250	250,125
Apidos CLO XXXVII
Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.06%, 10/22/34(b)(d)		450	450,085
Series 2021-37A, Class D, (3-mo. CME Term SOFR + 3.31%), 6.98%, 10/22/34(b)(d)		250	250,188
Series 2021-37A, Class E, (3-mo. CME Term SOFR + 6.56%), 10.23%, 10/22/34(b)(d)		455	460,881
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(d)		146	132,980
Arcano Euro CLO IV DAC, Series 4X, Class D, (3-mo. EURIBOR + 3.00%), 01/17/39(a)(b)(c)	EUR	400	457,040
Ares European CLO XII DAC, Series 12A, Class B1R, (3-mo. EURIBOR + 1.70%), 3.94%, 04/20/32(b)(d)		889	1,021,542
ARES LIX CLO Ltd., Series 2021-59A, Class A, (3-mo. CME Term SOFR + 1.29%), 4.96%, 04/25/34(b)(d)	USD	500	500,078
ARES Loan Funding I Ltd., Series 2021-ALFA, Class AR, (3-mo. CME Term SOFR + 1.17%), 4.84%, 04/15/39(b)(d)		2,820	2,818,897
ARES Loan Funding IX Ltd., Series 2025- ALF9A, Class A1, (3-mo. CME Term SOFR + 1.18%), 4.85%, 03/31/38(b)(d)		5,500	5,497,250
ARES Loan Funding VI Ltd., Series 2024- ALF6AR, Class A1R, (3-mo. CME Term SOFR + 1.25%), 0.00%, 07/15/39(b)(d)		2,000	2,000,000
ARES Loan Funding VIII Ltd., Series 2024- ALF8, Class A1, (3-mo. CME Term SOFR + 1.25%), 4.92%, 01/24/38(b)(d)		6,160	6,165,895
ARES LXIII CLO Ltd., Series 2022-63A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 4.98%, 10/15/38(b)(d)		2,800	2,805,519
ARES LXX CLO Ltd., Series 2023-70A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 4.92%, 01/25/39(b)(d)		2,000	2,002,008
ARES LXXIX CLO Ltd., Series 2026-79A, Class A1, (3-mo. CME Term SOFR + 1.19%), 4.85%, 04/20/39(b)(d)		3,530	3,531,539
ARES XLI CLO Ltd., Series 2016-41A, Class A1R3, (3-mo. CME Term SOFR + 1.26%), 4.88%, 04/15/39(b)(d)		1,750	1,751,869
ARES XLIII CLO Ltd., Series 2017-43A, Class A1R2, (3-mo. CME Term SOFR + 1.35%), 5.02%, 01/15/38(b)(d)		250	250,516

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
ARES XLIV CLO Ltd., Series 2017-44A, Class CRR, (3-mo. CME Term SOFR + 2.75%), 6.42%, 04/15/34(b)(d)	USD	1,650	$ 1,644,457
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1-mo. CME Term SOFR + 0.59%), 4.24%, 05/25/35(b)		2,062	1,758,699
Argent Securities Trust
Series 2006-M1, Class A2C, (1-mo. CME Term SOFR + 0.41%), 4.06%, 07/25/36(b)		3,554	940,593
Series 2006-W2, Class A2C, (1-mo. CME Term SOFR + 0.69%), 4.34%, 03/25/36(b)		653	366,752
Arini European CLO II DAC, Series 2X, Class AR, (3-mo. EURIBOR + 1.32%), 3.52%, 10/15/38(a)(b)	EUR	6,000	6,872,253
Arini European CLO X DAC, Series 10X, Class D, (3-mo. EURIBOR + 3.10%), 07/15/40(a)(b)(c)		260	297,076
Asimi Funding PLC
Series 2025-1, Class C, (1-day SONIA + 1.75%), 5.49%, 05/16/32(a)(b)	GBP	419	557,245
Series 2025-1, Class D, (1-day SONIA + 2.40%), 6.14%, 05/16/32(a)(b)		165	219,902
Asset-Backed European Securitisation Transaction Twenty-Five Srl
Series 25, Class D, (1-mo. EURIBOR + 2.50%), 4.63%, 11/15/39(a)(b)	EUR	226	261,432
Series 25, Class E, (1-mo. EURIBOR + 4.00%), 6.13%, 11/15/39(a)(b)		583	670,691
Asset-Backed European Securitisation Transaction Twenty-Three S.a.r.l.
Series 23, Class C, (1-mo. EURIBOR + 1.60%), 3.89%, 03/21/34(a)(b)		356	410,204
Series 23, Class D, (1-mo. EURIBOR + 1.90%), 4.19%, 03/21/34(a)(b)		214	246,064
Series 23, Class E, (1-mo. EURIBOR + 2.40%), 4.69%, 03/21/34(a)(b)		214	246,826
Atlas Senior Loan Fund XX Ltd., Series 2022- 20A, Class XR, (3-mo. CME Term SOFR + 1.15%), 4.83%, 10/19/37(b)(d)	USD	268	267,998
Atlas Senior Loan Fund XXIII Ltd., Series 2024-23A, Class AJ, (3-mo. CME Term SOFR + 1.74%), 5.42%, 07/20/37(b)(d)		250	250,591
Audax Senior Debt CLO 4 LLC, Series 2020- 4A, Class ARR, (3-mo. CME Term SOFR + 1.50%), 5.13%, 04/20/35(b)(d)		1,932	1,930,453
Audax Senior Debt CLO 7 LLC, Series 2023- 7A, Class AR2, (3-mo. CME Term SOFR + 1.60%), 5.25%, 04/20/35(b)(d)		3,750	3,750,293
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class C, (1-mo. EURIBOR + 1.70%), 3.91%, 12/29/36(a)(b)	EUR	288	329,728
Series 2024-1, Class D, (1-mo. EURIBOR + 2.30%), 4.51%, 12/29/36(a)(b)		274	316,437
Series 2025-1, Class C, (1-mo. EURIBOR + 1.25%), 3.46%, 12/28/40(a)(b)		607	691,667
Series 2025-1, Class D, (1-mo. EURIBOR + 1.90%), 4.11%, 12/28/40(a)(b)		201	230,824
Auto Abs Spanish Loans Fondo De Titulizacion, Series 2026-1, Class D, (1-mo. EURIBOR + 1.60%), 3.78%, 12/28/38(a)(b)		200	228,709
Security		Par (000)	Value
Asset-Backed Securities (continued)
Auto1 Car Funding S.a.r.l
Series 2024-1, Class C, (1-mo. EURIBOR + 1.50%), 3.63%, 12/15/33(a)(b)	EUR	300	$ 343,878
Series 2024-1, Class D, (1-mo. EURIBOR + 3.50%), 5.63%, 12/15/33(a)(b)		300	351,218
AutoNoria Spain 2025 FT
Series 2025-SP, Class D, (1-mo. EURIBOR + 1.50%), 3.74%, 04/30/43(a)(b)		367	419,077
Series 2025-SP, Class E, (1-mo. EURIBOR + 3.00%), 5.24%, 04/30/43(a)(b)		459	529,039
Avoca CLO XVIII DAC, Series 18A, Class CR, (3-mo. EURIBOR + 2.25%), 4.45%, 01/15/38(b)(d)		400	460,587
Avoca CLO XXII DAC
Series 22A, Class D, (3-mo. EURIBOR + 2.90%), 5.10%, 04/15/35(b)(d)		500	574,928
Series 22X, Class B1, (3-mo. EURIBOR + 1.30%), 3.50%, 04/15/35(a)(b)		850	969,607
Avoca CLO XXIII DAC, Series 23A, Class D, (3-mo. EURIBOR + 3.05%), 5.25%, 04/15/34(b)(d)		500	573,775
Bain Capital Credit CLO Ltd.
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.23%, 07/19/31(b)(d)	USD	1,450	1,449,566
Series 2019-2A, Class BR3, (3-mo. CME Term SOFR + 1.45%), 5.13%, 10/17/32(b)(d)		590	589,122
Series 2023-4A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 4.90%, 01/21/39(b)(d)		4,000	4,002,340
Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.16%), 4.83%, 04/23/38(b)(d)		1,000	999,458
Ballyrock CLO 14 Ltd.
Series 2020-14A, Class A1AR, (3-mo. CME Term SOFR + 1.38%), 5.06%, 07/20/37(b)(d)		4,448	4,455,618
Series 2020-14A, Class A2R, (3-mo. CME Term SOFR + 1.70%), 5.38%, 07/20/37(b)(d)		2,500	2,506,543
Ballyrock CLO 20 Ltd.
Series 2022-20A, Class BR3, (3-mo. CME Term SOFR + 1.65%), 5.32%, 10/15/36(b)(d)		250	249,689
Series 2022-20A, Class C1R3, (3-mo. CME Term SOFR + 2.80%), 6.47%, 10/15/36(b)(d)		250	248,999
Ballyrock CLO 29 Ltd., Series 2025-29A, Class A1A, (3-mo. CME Term SOFR + 1.32%), 4.99%, 07/25/38(b)(d)		250	250,458
Ballyrock CLO 32 Ltd., Series 2025-32A, Class B, (3-mo. CME Term SOFR + 1.80%), 5.47%, 01/25/39(b)(d)		830	831,475
Ballyrock CLO Ltd.
Series 2019-2A, Class A1R3, (3-mo. CME Term SOFR + 1.24%), 4.91%, 10/25/38(b)(d)		2,000	2,000,972
Series 2019-2A, Class A2R3, (3-mo. CME Term SOFR + 1.65%), 5.32%, 10/25/38(b)(d)		460	461,766

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Ballyrock CLO Ltd.
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/15/38(b)(d)	USD	6,935	$ 6,945,259
Series 2023-25A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.42%, 01/25/38(b)(d)		570	570,339
Series 2024-22A, Class C1R, (3-mo. CME Term SOFR + 2.75%), 6.38%, 07/15/39(b)(d)		1,000	1,004,352
Series 2024-28A, Class B, (3-mo. CME Term SOFR + 1.85%), 5.53%, 01/20/38(b)(d)		775	776,915
BankAmerica Manufactured Housing Contract Trust
Series 1997-2, Class B1, 7.07%, 02/10/22(b)		1,680	73,403
Series 1998-2, Class B1, 6.48%, 12/10/25(b)(f)(g)		2,790	152,190
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(d)		255	254,936
Barclays Mortgage Loan Trust, Series 2026- CES1, Class A1A, 4.85%, 01/25/56(d)(e)		4,465	4,406,002
Bardot CLO Ltd., Series 2019-2A, Class ARR, (3-mo. CME Term SOFR + 0.98%), 4.64%, 10/22/32(b)(d)		955	954,808
Barings Euro CLO DAC, Series 2020-1A, Class CRR, (3-mo. EURIBOR + 2.40%), 4.60%, 10/21/38(b)(d)	EUR	750	857,809
Barrow Hanley CLO II Ltd., Series 2023-2A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 4.99%, 03/31/38(b)(d)	USD	1,810	1,812,554
Battalion CLO 17 Ltd., Series 2021-17A, Class CRR, (3-mo. CME Term SOFR + 2.05%), 5.69%, 03/09/34(b)(d)		1,250	1,250,627
Battalion CLO 18 Ltd., Series 2020-18A, Class BRR, (3-mo. CME Term SOFR + 1.80%), 5.47%, 10/15/36(b)(d)		1,827	1,828,380
Battalion CLO VIII Ltd.
Series 2015-8A, Class A2R3, (3-mo. CME Term SOFR + 1.00%), 4.68%, 07/18/30(b)(d)		496	495,809
Series 2015-8A, Class BR3, (3-mo. CME Term SOFR + 1.25%), 4.93%, 07/18/30(b)(d)		2,901	2,900,936
Battalion CLO X Ltd., Series 2016-10A, Class A1R3, (3-mo. CME Term SOFR + 1.14%), 4.81%, 01/24/35(b)(d)		678	678,627
Battalion CLO XIX Ltd.
Series 2021-19A, Class AR, (3-mo. CME Term SOFR + 1.04%), 4.66%, 04/15/34(b)(d)		5,750	5,749,562
Series 2021-19A, Class BR, (3-mo. CME Term SOFR + 1.60%), 5.22%, 04/15/34(b)(d)		1,500	1,500,616
Series 2021-19A, Class CR, (3-mo. CME Term SOFR + 2.05%), 5.67%, 04/15/34(b)(d)		405	406,117
Bayview Financial Revolving Asset Trust
Series 2004-B, Class A2, (1-mo. CME Term SOFR + 1.41%), 5.07%, 05/28/39(b)(d)		97	36,127
Security		Par (000)	Value
Asset-Backed Securities (continued)
Bayview Financial Revolving Asset Trust
Series 2005-A, Class A1, (1-mo. CME Term SOFR + 1.11%), 4.77%, 02/28/40(b)(d)	USD	927	$ 893,460
Series 2005-E, Class A1, (1-mo. CME Term SOFR + 1.11%), 4.77%, 12/28/40(b)(d)		77	83,548
Bbam U.S. CLO V Ltd., Series 2025-5A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.03%, 07/25/38(b)(d)		250	250,503
BBAM U.S. CLO VI Ltd., Series 2025-6A, Class A1, (3-mo. CME Term SOFR + 1.25%), 4.92%, 01/27/39(b)(d)		3,280	3,282,276
Bbva Consumer Fondo de Titulizacion
Series 2026-1, Class D, (3-mo. EURIBOR + 2.50%), 4.72%, 05/20/39(a)(b)	EUR	1,407	1,605,537
Series 2026-1, Class E, (3-mo. EURIBOR + 3.50%), 5.72%, 05/20/39(a)(b)		844	963,519
Series 2026-1, Class F, (3-mo. EURIBOR + 5.10%), 7.32%, 05/20/39(a)(b)		1,688	1,922,042
BCMSC Trust
Series 2000-A, Class A2, 7.58%, 06/15/30(b)	USD	1,674	78,967
Series 2000-A, Class A3, 7.83%, 06/15/30(b)		1,554	75,688
Series 2000-A, Class A4, 8.29%, 06/15/30(b)		1,121	57,052
BDS Ltd., Series 2024-FL13, Class A, (1-mo. CME Term SOFR + 1.58%), 5.22%, 09/19/39(b)(d)		2,592	2,594,405
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE7, Class M2, (1-mo. CME Term SOFR + 1.84%), 5.49%, 08/25/34(b)		5	4,644
Series 2006-HE1, Class 1M4, (1-mo. CME Term SOFR + 1.13%), 4.78%, 12/25/35(b)		2,076	2,052,608
Series 2006-HE7, Class 1A2, (1-mo. CME Term SOFR + 0.45%), 4.10%, 09/25/36(b)		511	504,060
Series 2007-HE2, Class 1A4, (1-mo. CME Term SOFR + 0.43%), 4.08%, 03/25/37(b)		886	878,317
Series 2007-HE2, Class 22A, (1-mo. CME Term SOFR + 0.39%), 4.04%, 03/25/37(b)		299	285,174
Series 2007-HE2, Class 23A, (1-mo. CME Term SOFR + 0.39%), 4.04%, 03/25/37(b)		346	332,689
Series 2007-HE3, Class 1A4, (1-mo. CME Term SOFR + 0.81%), 4.46%, 04/25/37(b)		6,729	6,471,440
Benefit Street Partners CLO 42 Ltd., Series 2025-42A, Class A, (3-mo. CME Term SOFR + 1.30%), 4.97%, 10/25/38(b)(d)		3,180	3,183,664
Benefit Street Partners CLO 44 Ltd., Series 2025-44A, Class A1, (3-mo. CME Term SOFR + 1.22%), 4.89%, 01/15/39(b)(d)		2,790	2,791,513
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1RR, (3-mo. CME Term SOFR + 1.21%), 4.85%, 07/20/39(b)(d)		4,000	4,000,182

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XII-B Ltd.
Series 2017-12BRA, Class A, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/15/37(b)(d)	USD	1,340	$ 1,342,285
Series 2017-12BRA, Class B, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/15/37(b)(d)		2,000	2,001,790
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.05%, 10/20/37(b)(d)		750	751,307
Benefit Street Partners CLO XV Ltd., Series 2018-15A, Class CR, (3-mo. CME Term SOFR + 2.00%), 5.67%, 07/15/37(b)(d)		500	500,493
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class A1R2, (3-mo. CME Term SOFR + 1.32%), 5.00%, 01/17/38(b)(d)		920	921,158
Benefit Street Partners CLO XXIX Ltd., Series 2022-29A, Class AR, (3-mo. CME Term SOFR + 1.18%), 4.85%, 01/25/38(b)(d)		1,800	1,798,766
Benefit Street Partners CLO XXVI Ltd., Series 2022-26A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.06%, 07/20/37(b)(d)		1,310	1,312,064
Benefit Street Partners CLO XXVII Ltd., Series 2022-27A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.05%, 10/20/37(b)(d)		10,520	10,538,410
Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.02%, 01/25/38(b)(d)		4,500	4,506,864
Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.31%), 4.98%, 01/25/38(b)(d)		500	500,560
Bethpage Park CLO Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.21%), 6.89%, 10/15/36(b)(d)		80	76,787
BHG Securitization Trust, Series 2021-A, Class B, 2.79%, 11/17/33(d)		1,007	994,175
Birch Grove CLO 10 Ltd., Series 2024-10A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.05%, 01/22/38(b)(d)		2,550	2,555,100
Birch Grove CLO 15 Ltd., Series 2025-15A, Class A1, (3-mo. CME Term SOFR + 1.25%), 4.96%, 01/23/39(b)(d)		1,500	1,501,421
Birch Grove CLO 2 Ltd., Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.08%, 10/19/37(b)(d)		870	871,550
Birch Grove CLO 3 Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 4.94%, 01/19/38(b)(d)		2,143	2,144,793
Birch Grove CLO 4 Ltd., Series 2022-4A, Class A1R, (3-mo. CME Term SOFR + 1.48%), 5.15%, 07/15/37(b)(d)		1,140	1,141,086
Birch Grove CLO 8 Ltd., Series 2024-8A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 4.97%, 04/20/39(b)(d)		3,120	3,124,644
Black Diamond CLO Ltd., Series 2019-2A, Class A1AR, (3-mo. CME Term SOFR + 1.32%), 4.99%, 07/23/32(b)(d)		823	823,217
Blackthorn Park CLO DAC, Series 1X, Class D, (3-mo. EURIBOR + 2.75%), 10/15/39(a)(b)(c)	EUR	480	548,448
Security		Par (000)	Value
Asset-Backed Securities (continued)
BlueMountain CLO Ltd.
Series 2014-2A, Class BR2, (3-mo. CME Term SOFR + 2.01%), 5.69%, 10/20/30(b)(d)	USD	790	$ 790,084
Series 2015-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 4.94%, 04/20/31(b)(d)		367	367,219
Series 2016-3A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 4.85%, 11/15/30(b)(d)		71	71,051
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 1.96%), 5.61%, 08/15/31(b)(d)		1,095	1,095,431
Series 2018-3A, Class A1R, (3-mo. CME Term SOFR + 1.19%), 4.86%, 10/25/30(b)(d)		396	395,966
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.85%), 5.52%, 10/25/30(b)(d)		11,960	11,969,172
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3-mo. CME Term SOFR + 1.76%), 5.44%, 07/15/31(b)(d)		4,220	4,223,079
BlueMountain CLO XXIX Ltd.
Series 2020-29A, Class AR2, (3-mo. CME Term SOFR + 1.05%), 4.69%, 07/25/34(b)(d)		1,250	1,249,737
Series 2020-29A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 5.19%, 07/25/34(b)(d)		1,500	1,498,570
BlueMountain CLO XXVI Ltd., Series 2019- 26A, Class AR2, (3-mo. CME Term SOFR + 1.05%), 4.69%, 10/20/34(b)(d)		2,000	1,999,494
BlueMountain CLO XXXV Ltd., Series 2022- 35A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.08%, 10/22/37(b)(d)		660	661,319
BlueMountain Euro CLO DAC, Series 2021-2A, Class B1, (3-mo. EURIBOR + 1.75%), 3.95%, 10/15/35(b)(d)	EUR	3,280	3,759,452
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A2, (3-mo. CME Term SOFR + 1.86%), 5.54%, 10/20/30(b)(d)	USD	1,380	1,380,546
Brant Point CLO Ltd., Series 2024-6A, Class D1, (3-mo. CME Term SOFR + 3.20%), 6.87%, 01/15/38(b)(d)		1,080	1,084,457
BRAVO Residential Funding Trust, Series 2024-CES2, Class A1A, 5.55%, 09/25/54(d)(e)		1,168	1,169,399
Bridge Street CLO II Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 4.94%, 01/20/39(b)(d)		750	750,892
Bridge Street CLO III Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.10%, 10/20/37(b)(d)		1,580	1,583,373
Bridge Street CLO IV Ltd., Series 2024-1A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 4.93%, 04/20/39(b)(d)		6,750	6,758,710
Bridge Street CLO VI Ltd., Series 2025-2A, Class A1, (3-mo. CME Term SOFR + 1.28%), 4.95%, 01/15/39(b)(d)		4,160	4,166,180
Bridgepoint CLO VI DAC, Series 6X, Class AR, (3-mo. EURIBOR + 1.30%), 3.50%, 03/15/38(a)(b)	EUR	2,000	2,291,976

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Bridgepoint CLO XI DAC, Series 11X, Class D, (3-mo. EURIBOR + 2.90%), 07/20/39(a)(b)(c)	EUR	200	$ 228,520
Brignole Co.
Series 2024, Class C, (1-mo. EURIBOR + 2.00%), 4.28%, 02/24/42(a)(b)		138	159,152
Series 2024, Class D, (1-mo. EURIBOR + 4.00%), 6.28%, 02/24/42(a)(b)		200	229,235
Bryant Park CLO Ltd., Series 2025-27A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.01%, 07/20/38(b)(d)	USD	1,780	1,783,154
Bryant Park Funding Ltd.
Series 2023-19A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 4.87%, 04/15/38(b)(d)		710	709,902
Series 2024-23A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 4.93%, 05/15/37(b)(d)		750	750,920
Series 2024-24A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.07%, 10/15/37(b)(d)		1,500	1,502,628
Series 2024-25A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.02%, 01/18/38(b)(d)		2,250	2,253,209
Series 2024-25A, Class D1, (3-mo. CME Term SOFR + 2.95%), 6.63%, 01/18/38(b)(d)		500	502,494
Series 2025-28A, Class A, (3-mo. CME Term SOFR + 1.24%), 4.90%, 01/22/39(b)(d)		2,210	2,211,642
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 4.75%, 07/18/34(b)(d)		1,600	1,600,175
BXMT Ltd. Mortgage-Backed Securities, Series 2025-FL5, Class A, (1-mo. CME Term SOFR + 1.64%), 5.28%, 10/18/42(b)(d)		8,087	8,101,145
Canyon Capital CLO Ltd.
Series 2016-1A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.01%, 07/15/31(b)(d)		67	67,239
Series 2019-2A, Class CR2, (3-mo. CME Term SOFR + 1.90%), 5.57%, 10/15/34(b)(d)		750	750,990
Canyon CLO Ltd.
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.01%, 07/15/31(b)(d)		185	184,945
Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.95%), 5.62%, 10/15/37(b)(d)		1,610	1,611,129
Series 2021-3A, Class AR, (3-mo. CME Term SOFR + 1.09%), 4.76%, 07/15/34(b)(d)		750	749,974
Series 2021-4A, Class AR, (3-mo. CME Term SOFR + 1.10%), 4.77%, 10/15/34(b)(d)		375	375,008
Series 2023-2A, Class BR, (3-mo. CME Term SOFR + 1.60%), 5.28%, 07/15/39(b)(d)		2,960	2,966,276
Series 2026-1A, Class A1, (3-mo. CME Term SOFR + 1.20%), 4.92%, 04/15/39(b)(d)		750	750,361
Security		Par (000)	Value
Asset-Backed Securities (continued)
Cardiff Auto Receivables Securitisation PLC
Series 2024-1, Class C, (1-day SONIA + 1.90%), 5.64%, 08/20/31(a)(b)	GBP	1,743	$ 2,321,919
Series 2024-1, Class D, (1-day SONIA + 2.60%), 6.34%, 08/20/31(a)(b)		1,320	1,768,477
Carlyle U.S. CLO Ltd.
Series 2017-3A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 5.07%, 10/21/37(b)(d)	USD	4,158	4,165,276
Series 2017-3A, Class BR2, (3-mo. CME Term SOFR + 1.78%), 5.45%, 10/21/37(b)(d)		5,170	5,182,177
Series 2019-3A, Class A1R3, (3-mo. CME Term SOFR + 1.20%), 4.87%, 04/20/39(b)(d)		250	250,132
Series 2019-3A, Class CR3, (3-mo. CME Term SOFR + 1.75%), 5.42%, 04/20/39(b)(d)		1,990	1,991,293
Series 2019-4A, Class A1R2, (3-mo. CME Term SOFR + 1.22%), 4.86%, 06/22/39(b)(d)		1,000	1,000,967
Series 2021-11A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.08%, 07/25/37(b)(d)		250	250,453
Series 2021-8A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 4.94%, 10/15/38(b)(d)		2,475	2,478,708
Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.04%, 01/20/38(b)(d)		270	270,479
Series 2023-4A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 4.88%, 10/25/38(b)(d)		1,000	1,000,628
Series 2024-6A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/25/37(b)(d)		510	511,316
Series 2025-6A, Class A1, (3-mo. CME Term SOFR + 1.22%), 4.88%, 01/20/39(b)(d)		1,000	999,375
Carrington Mortgage Loan Trust
Series 2006-NC1, Class M2, (1-mo. CME Term SOFR + 0.74%), 4.39%, 01/25/36(b)		610	547,778
Series 2006-NC4, Class A3, (1-mo. CME Term SOFR + 0.43%), 4.08%, 10/25/36(b)		133	131,294
CarVal CLO IV Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 4.98%, 03/31/38(b)(d)		6,340	6,347,281
CarVal CLO IX-C Ltd., Series 2024-1A, Class AR, (3-mo. CME Term SOFR + 1.32%), 4.98%, 04/20/37(b)(d)		5,000	5,007,345
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(b)(d)		5,605	5,378,216
CBAM Ltd.
Series 2018-7A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.04%, 07/20/31(b)(d)		33	33,484
Series 2018-7A, Class B1, (3-mo. CME Term SOFR + 1.86%), 5.54%, 07/20/31(b)(d)		250	250,500

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
C-BASS Trust
Series 2006-CB7, Class A4, (1-mo. CME Term SOFR + 0.43%), 4.08%, 10/25/36(b)	USD	316	$ 215,028
Series 2006-CB9, Class A4, (1-mo. CME Term SOFR + 0.57%), 4.22%, 11/25/36(b)		315	144,343
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR3, (3-mo. CME Term SOFR + 1.09%), 4.77%, 04/20/34(b)(d)		1,500	1,500,090
Cedar Funding VII CLO Ltd., Series 2018-7A, Class AR2, (3-mo. CME Term SOFR + 1.28%), 4.96%, 10/20/38(b)(d)		1,870	1,872,416
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A2R2, (3-mo. CME Term SOFR + 1.30%), 4.97%, 05/29/32(b)(d)		1,220	1,219,966
Cedar Funding XIV CLO Ltd., Series 2021- 14A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/15/37(b)(d)		770	770,720
Cerberus Loan Funding XLIV LLC, Series 2023-5A, Class A, (3-mo. CME Term SOFR + 2.35%), 6.02%, 01/15/36(b)(d)		1,480	1,481,300
CIFC European Funding CLO II DAC
Series 2X, Class AR, (3-mo. EURIBOR + 1.30%), 3.50%, 10/15/39(a)(b)	EUR	3,460	3,959,203
Series 2X, Class DR, (3-mo. EURIBOR + 3.00%), 5.20%, 10/15/39(a)(b)		300	343,705
CIFC European Funding CLO III DAC
Series 3X, Class AR, (3-mo. EURIBOR + 1.23%), 3.22%, 01/15/39(a)(b)		2,000	2,284,057
Series 3X, Class DR, (3-mo. EURIBOR + 2.55%), 4.54%, 01/15/39(a)(b)		321	365,482
CIFC Funding Ltd.
Series 2014-3A, Class A1R, (3-mo. CME Term SOFR + 1.18%), 4.85%, 03/31/38(b)(d)	USD	1,710	1,709,171
Series 2017-1A, Class AR3, (3-mo. CME Term SOFR + 1.20%), 4.84%, 04/21/37(b)(d)		1,750	1,749,988
Series 2017-1A, Class BR3, (3-mo. CME Term SOFR + 1.52%), 5.16%, 04/21/37(b)(d)		1,000	997,562
Series 2017-5A, Class AR, (3-mo. CME Term SOFR + 1.41%), 5.09%, 07/17/37(b)(d)		1,770	1,773,193
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.00%, 01/18/38(b)(d)		3,140	3,144,177
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.38%, 01/18/38(b)(d)		1,510	1,515,216
Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.05%, 10/20/37(b)(d)		250	250,438
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.43%, 10/20/37(b)(d)		1,000	1,003,016
Series 2019-1A, Class A1R2, (3-mo. CME Term SOFR + 1.36%), 5.04%, 10/20/37(b)(d)		6,729	6,740,819
Series 2019-5A, Class A1R2, (3-mo. CME Term SOFR + 1.27%), 4.94%, 10/15/38(b)(d)		430	430,647
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 5.13%, 07/16/37(b)(d)	USD	8,170	$ 8,181,038
Series 2020-4A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 4.97%, 01/15/40(b)(d)		9,120	9,130,731
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.42%, 07/25/37(b)(d)		5,280	5,285,229
Series 2021-3A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 10/15/38(b)(d)		637	636,520
Series 2021-4A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.03%, 07/23/37(b)(d)		4,132	4,139,532
Series 2021-4A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.32%, 07/23/37(b)(d)		500	501,678
Series 2021-4A, Class CR, (3-mo. CME Term SOFR + 1.90%), 5.57%, 07/23/37(b)(d)		250	250,247
Series 2021-6A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 4.88%, 07/15/39(b)(d)		8,250	8,254,125
Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 4.91%, 10/15/38(b)(d)		1,579	1,581,294
Series 2024-3A, Class A1, (3-mo. CME Term SOFR + 1.48%), 5.15%, 07/21/37(b)(d)		690	691,093
Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 4.82%, 04/23/38(b)(d)		250	249,869
Series 2025-4A, Class A1, (3-mo. CME Term SOFR + 1.29%), 4.96%, 10/24/38(b)(d)		3,450	3,456,037
Series 2025-4A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/24/38(b)(d)		890	892,869
Series 2025-4A, Class C, (3-mo. CME Term SOFR + 1.85%), 5.52%, 10/24/38(b)(d)		890	892,340
Series 2026-1A, Class A1, (3-mo. CME Term SOFR + 1.17%), 4.82%, 04/25/38(b)(d)		250	250,027
Series 2026-1A, Class C, (3-mo. CME Term SOFR + 1.65%), 5.30%, 04/25/39(b)(d)		1,500	1,497,550
CIT Mortgage Loan Trust
Series 2007-1, Class 1M2, (1-mo. CME Term SOFR + 2.74%), 5.51%, 10/25/37(b)(d)		1,821	1,796,058
Series 2007-1, Class 2M2, (1-mo. CME Term SOFR + 2.74%), 5.51%, 10/25/37(b)(d)		397	384,341
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1-mo. CME Term SOFR + 0.31%), 3.96%, 05/25/37(b)		4,020	2,725,384
Series 2007-AHL2, Class A3C, (1-mo. CME Term SOFR + 0.38%), 4.03%, 05/25/37(b)		1,826	1,238,590
Series 2007-AHL3, Class A3B, (1-mo. CME Term SOFR + 0.28%), 3.93%, 07/25/45(b)		2,879	2,081,143

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Clover CLO LLC, Series 2021-3A, Class AR, (3-mo. CME Term SOFR + 1.07%), 4.74%, 01/25/35(b)(d)	USD	270	$ 270,012
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(d)		555	505,980
Series 2021-B, Class C, 2.72%, 06/25/52(d)		251	232,324
Series 2021-B, Class D, 3.78%, 06/25/52(d)		61	55,985
College Ave Student Loans Trust, Series 2024-A, Class A1B, (SOFR (30-day) + 1.75%), 5.38%, 06/25/54(b)(d)		6,382	6,469,044
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/50(d)		5,505	5,386,503
Compass Datacenters Issuer III LLC
Series 2025-3A, Class A2, 5.29%, 07/25/50(d)		9,702	9,572,006
Series 2026-1A, Class A21, 4.90%, 02/25/56(d)		3,726	3,681,054
Series 2026-1A, Class A22, 5.29%, 02/25/56(d)		4,526	4,477,470
Series 2026-1A, Class A23, 5.44%, 02/25/56(d)		4,339	4,275,571
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(d)		2,794	2,801,558
Conseco Finance Corp.
Series 1997-3, Class M1, 7.53%, 03/15/28(b)		207	209,027
Series 1997-6, Class M1, 7.21%, 01/15/29(b)		33	33,414
Series 1998-4, Class M1, 6.83%, 04/01/30(b)		89	89,884
Series 1999-5, Class A5, 7.86%, 03/01/30(b)		760	161,424
Series 1999-5, Class A6, 7.50%, 03/01/30(b)		815	165,209
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(b)		1,445	152,033
Series 2000-4, Class A6, 8.31%, 05/01/32(b)		1,224	141,571
Series 2000-5, Class A6, 7.96%, 05/01/31		2,105	339,438
Series 2000-5, Class A7, 8.20%, 05/01/31		3,840	643,670
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
Series 2025-4A, Class B, 5.77%, 12/20/55(d)		18,083	18,053,812
Series 2026-1A, Class A2, 5.08%, 03/20/56(d)		3,849	3,800,492
Series 2026-1A, Class B, 5.42%, 03/20/56(d)		2,206	2,162,230
Series 2026-1A, Class C, 7.03%, 03/20/56(d)		5,000	4,968,225
Countrywide Asset-Backed Certificates
Series 2004-5, Class A, (1-mo. CME Term SOFR + 1.01%), 4.66%, 10/25/34(b)		246	241,737
Series 2005-16, Class 1AF, 4.51%, 04/25/36(b)		1,619	1,438,436
Series 2006-14, Class M1, (1-mo. CME Term SOFR + 0.55%), 4.20%, 02/25/37(b)		1,129	1,206,848
Series 2006-18, Class M1, (1-mo. CME Term SOFR + 0.56%), 4.21%, 03/25/37(b)		6,654	7,297,888
Series 2006-22, Class M1, (1-mo. CME Term SOFR + 0.46%), 4.11%, 05/25/47(b)		848	829,425
Security		Par (000)	Value
Asset-Backed Securities (continued)
Countrywide Asset-Backed Certificates
Series 2006-SPS1, Class A, (1-mo. CME Term SOFR + 0.33%), 3.98%, 12/25/25(b)	USD	1	$ 720
Series 2007-12, Class 1A2, (1-mo. CME Term SOFR + 0.95%), 4.60%, 08/25/47(b)		2,010	1,964,252
Series 2007-SEA2, Class 2A1, (1-mo. CME Term SOFR + 1.61%), 5.26%, 06/25/47(b)(d)		1,258	1,057,610
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1-mo. CME Term SOFR + 0.38%), 4.01%, 03/15/34(b)		109	108,250
CQS U.S. CLO 5 Ltd., Series 2025-5A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.46%, 01/17/39(b)(d)		360	360,811
CQS U.S. CLO 6 Ltd., Series 2026-6A, Class A1, (3-mo. CME Term SOFR + 1.25%), 4.93%, 03/31/39(b)(d)		1,500	1,501,117
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-MH29, Class B1, 8.10%, 09/25/31(b)		383	387,464
Series 2004-CF2, Class 1B, 6.00%, 01/25/43(d)(e)		294	245,025
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 2.93%, 12/25/36(e)		295	240,176
Series 2006-MH1, Class B1, 6.75%, 10/25/36(d)(e)		177	175,617
Series 2006-MH1, Class B2, 6.75%, 10/25/36(d)(e)		2,962	2,509,663
Series 2006-SL1, Class A2, 6.06%, 09/25/36(d)(e)		2,689	72,609
Series 2007-CB6, Class A4, (1-mo. CME Term SOFR + 0.45%), 4.04%, 07/25/37(b)(d)		359	239,627
Creeksource Dunes Creek CLO Ltd.
Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.08%, 01/15/38(b)(d)		250	250,446
Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.75%), 5.42%, 01/15/38(b)(d)		1,040	1,043,470
Cross Mortgage Trust, Series 2025-CES1, Class A1A, 5.30%, 11/25/60(d)(e)		948	944,804
Crown City CLO III, Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.43%), 5.11%, 07/20/34(b)(d)		1,000	1,000,168
Crown Point CLO 10 Ltd., Series 2021-10A, Class B, (3-mo. CME Term SOFR + 1.96%), 5.64%, 07/20/34(b)(d)		490	490,820
Crown Point CLO 11 Ltd., Series 2021-11A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 4.94%, 02/28/38(b)(d)		1,290	1,291,131
Crown Point CLO 9 Ltd., Series 2020-9AR, Class A1RR, (3-mo. CME Term SOFR + 1.28%), 07/14/39(b)(c)(d)		1,250	1,250,000

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
CTM CLO Ltd.
Series 2026-3A, Class A1, (3-mo. CME Term SOFR + 1.22%), 4.93%, 04/15/39(b)(d)	USD	1,500	$ 1,501,146
Series 2026-4A, Class A1, (3-mo. CME Term SOFR + 1.26%), 07/20/39(b)(c)(d)		1,250	1,250,000
CVC Cordatus Loan Fund, (3-mo. EURIBOR + 2.90%), 0.00%, 05/20/40(a)(b)	EUR	440	502,744
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3-mo. EURIBOR + 1.30%), 3.48%, 02/22/34(a)(b)		990	1,131,367
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 4.96%, 01/25/29(e)	USD	26	66,699
Series 2006-S5, Class A5, 6.16%, 06/25/35		33	39,685
CWHEQ Revolving Home Equity Loan Trust
Series 2005-B, Class 2A, (1-mo. CME Term SOFR + 0.29%), 3.92%, 05/15/35(b)		1	812
Series 2006-C, Class 2A, (1-mo. CME Term SOFR + 0.29%), 3.92%, 05/15/36(b)		164	163,653
Series 2006-H, Class 1A, (1-mo. CME Term SOFR + 0.26%), 3.89%, 11/15/36(b)		112	110,492
Series 2006-I, Class 1A, (1-mo. CME Term SOFR + 0.25%), 3.88%, 01/15/37(b)		160	155,590
DB Master Finance LLC, Series 2025-1A, Class A2I, 4.89%, 08/20/55(d)		7,276	7,192,183
Deephaven Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.22%, 10/25/55(d)(e)		2,630	2,617,428
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.06%, 10/15/37(b)(d)		250	250,440
Diameter Capital CLO 3 Ltd.
Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/15/38(b)(d)		4,002	4,008,346
Series 2022-3A, Class A2R, (3-mo. CME Term SOFR + 1.70%), 5.37%, 01/15/38(b)(d)		1,500	1,501,896
Diameter Capital CLO 6 Ltd., Series 2024-6A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 4.95%, 04/15/39(b)(d)		500	500,757
Diameter Capital CLO 8 Ltd., Series 2024-8A, Class A1A, (3-mo. CME Term SOFR + 1.40%), 5.08%, 10/20/37(b)(d)		22,190	22,229,736
DigitalBridge Issuer LLC, Series 2026-1A, Class A2, 6.33%, 06/25/56(d)		3,889	3,866,711
Dowson PLC
Series 2024-1, Class D, (1-day SONIA + 2.35%), 6.08%, 08/20/31(a)(b)	GBP	344	459,273
Series 2024-1, Class E, (1-day SONIA + 3.95%), 7.68%, 08/20/31(a)(b)		408	547,298
Series 2024-1, Class F, (1-day SONIA + 6.95%), 10.68%, 08/20/31(a)(b)		496	667,199
Series 2026-1, Class D, (1-day SONIA + 1.65%), 5.38%, 05/20/33(a)(b)		282	374,383
Series 2026-1, Class E, (1-day SONIA + 2.50%), 6.23%, 05/20/33(a)(b)		401	532,482
Series 2026-1, Class F, (1-day SONIA + 4.70%), 8.43%, 05/20/33(a)(b)		377	500,597
Security		Par (000)	Value
Asset-Backed Securities (continued)
Dryden 104 CLO Ltd., Series 2022-104A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 4.93%, 08/20/34(b)(d)	USD	3,180	$ 3,180,582
Dryden 119 CLO Ltd., Series 2024-119A, Class A1R, (3-mo. CME Term SOFR + 1.22%), 4.85%, 07/15/39(b)(d)		1,500	1,500,396
Dryden 49 Senior Loan Fund, Series 2017- 49A, Class BR, (3-mo. CME Term SOFR + 1.86%), 5.54%, 07/18/30(b)(d)		445	445,296
Dryden 53 CLO Ltd., Series 2017-53A, Class BR, (3-mo. CME Term SOFR + 1.30%), 4.97%, 01/15/31(b)(d)		430	430,007
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, (3-mo. CME Term SOFR + 1.28%), 4.96%, 04/15/31(b)(d)		335	334,517
Dryden 64 CLO Ltd., Series 2018-64A, Class A, (3-mo. CME Term SOFR + 1.23%), 4.91%, 04/18/31(b)(d)		161	160,663
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3-mo. CME Term SOFR + 1.86%), 5.54%, 07/18/30(b)(d)		300	300,352
Dryden 68 CLO Ltd., Series 2019-68A, Class ARR, (3-mo. CME Term SOFR + 1.10%), 4.77%, 07/15/35(b)(d)		250	250,050
Dryden 76 CLO Ltd., Series 2019-76A, Class A1R2, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/15/37(b)(d)		5,500	5,509,420
Dryden 85 CLO Ltd., Series 2020-85A, Class A1LN, (3-mo. CME Term SOFR + 1.38%), 5.05%, 07/15/37(b)(d)		1,770	1,773,087
Dryden 87 CLO Ltd., Series 2021-87A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.39%, 08/20/38(b)(d)		1,740	1,744,452
Eaton Vance CLO Ltd., Series 2020-2A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.05%, 10/15/37(b)(d)		100	100,157
E-Carat UK PLC
Series 2026-1, Class E, (1-day SONIA + 2.70%), 6.43%, 01/26/34(a)(b)	GBP	442	586,450
Series 2026-1, Class F, (1-day SONIA + 4.35%), 8.08%, 01/26/34(a)(b)		484	647,082
Edenbrook Mortgage Funding PLC
Series 2024-1, Class C, (1-day SONIA + 1.95%), 5.70%, 03/22/57(a)(b)		1,611	2,160,127
Series 2024-1, Class D, (1-day SONIA + 2.55%), 6.30%, 03/22/57(a)(b)		931	1,255,778
EdgeConneX Data Centers Europe BV, Series 2026-1X, Class A2, 4.50%, 04/30/56(a)(e)	EUR	4,882	5,571,088
EDvestinU Private Education Loan Issue No. 4 LLC, Series 2022-A, Class A, 5.25%, 11/25/40(d)	USD	1,715	1,708,565
Elevation CLO Ltd.
Series 2013-1A, Class A1R3, (3-mo. CME Term SOFR + 1.40%), 5.07%, 07/25/38(b)(d)		2,500	2,503,373
Series 2026-19A, Class A1, (3-mo. CME Term SOFR + 1.28%), 4.95%, 03/31/38(b)(d)		750	750,978
Elm Park CLO DAC
Series 1X, Class AR3, (3-mo. EURIBOR + 1.30%), 3.50%, 01/15/38(a)(b)	EUR	2,000	2,288,500

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Elm Park CLO DAC
Series 1X, Class DR3, (3-mo. EURIBOR + 3.20%), 5.40%, 01/15/38(a)(b)	EUR	952	$ 1,086,630
Elmwood CLO 14 Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 4.98%, 10/20/38(b)(d)	USD	1,120	1,121,623
Elmwood CLO 25 Ltd., Series 2024-1A, Class DR, (3-mo. CME Term SOFR + 2.80%), 6.44%, 04/17/37(b)(d)		1,250	1,253,435
Elmwood CLO 36 Ltd., Series 2024-12RA, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.02%, 10/20/37(b)(d)		1,517	1,519,274
Elmwood CLO 38 Ltd., Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 4.81%, 04/22/38(b)(d)		4,855	4,852,757
Elmwood CLO I Ltd., Series 2019-1A, Class A1R3, (3-mo. CME Term SOFR + 1.12%), 4.80%, 04/20/37(b)(d)		1,020	1,019,450
Elmwood CLO II Ltd.
Series 2019-2A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 5.38%, 10/20/37(b)(d)		1,600	1,604,252
Series 2019-2A, Class D1RR, (3-mo. CME Term SOFR + 3.05%), 6.73%, 10/20/37(b)(d)		250	250,322
Elmwood CLO III Ltd., Series 2019-3A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 5.38%, 07/18/37(b)(d)		670	671,907
Elmwood CLO IV Ltd., Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.35%), 7.03%, 04/18/37(b)(d)		1,000	993,860
Elmwood CLO IX Ltd., Series 2021-2A, Class AR, (3-mo. CME Term SOFR + 1.14%), 4.82%, 04/20/38(b)(d)		3,370	3,368,172
Elmwood CLO VI Ltd., Series 2020-3AR, Class AR3, (3-mo. CME Term SOFR + 1.20%), 07/18/37(b)(c)(d)		1,250	1,250,000
Elmwood CLO VII Ltd., Series 2020-4A, Class A1RR, (3-mo. CME Term SOFR + 1.36%), 5.04%, 10/17/37(b)(d)		790	791,406
Elmwood CLO X Ltd., Series 2021-3A, Class CR2, (3-mo. CME Term SOFR + 1.95%), 5.63%, 07/20/38(b)(d)		310	311,005
Elmwood CLO XII Ltd., Series 2021-5A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/15/37(b)(d)		1,310	1,312,293
Euro-Galaxy III CLO BV
Series 2013-3A, Class CRRR, (3-mo. EURIBOR + 2.35%), 4.51%, 04/24/34(b)(d)	EUR	700	805,122
Series 2013-3A, Class DRRR, (3-mo. EURIBOR + 3.25%), 5.41%, 04/24/34(b)(d)		1,585	1,818,897
Fairbridge BV, Series 2025-1, Class C, (3-mo. EURIBOR + 1.80%), 4.00%, 02/24/62(a)(b)		251	286,617
FBR Securitization Trust, Series 2005-5, Class M2, (1-mo. CME Term SOFR + 0.82%), 4.47%, 11/25/35(b)	USD	2,484	2,458,132
FCT Noria 2025, Series 2025-1, Class E, (1- mo. EURIBOR + 2.75%), 4.99%, 07/25/43(a)(b)	EUR	600	687,892
Security		Par (000)	Value
Asset-Backed Securities (continued)
FIGRE Trust
Series 2024-SL1, Class A1, 5.75%, 07/25/53(b)(d)	USD	3,253	$ 3,261,214
Series 2025-HE7, Class A, 5.15%, 11/25/55(b)(d)		2,646	2,622,424
Series 2026-HE1, Class A, 4.98%, 01/25/56(b)(d)		4,462	4,398,000
Series 2026-HE1, Class B, 5.18%, 01/25/56(b)(d)		522	516,405
Financeit Securitization LP
Series 2026-1, Class A, 4.04%, 05/25/51(d)	CAD	8,609	6,070,157
Series 2026-1, Class D, 8.12%, 05/25/51(d)		1,531	1,079,499
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M3, (1-mo. CME Term SOFR + 1.16%), 4.10%, 10/25/34(b)	USD	1,000	928,715
Series 2006-FF13, Class A1, (1-mo. CME Term SOFR + 0.35%), 4.00%, 10/25/36(b)		1,703	1,079,796
Series 2006-FF13, Class A2C, (1-mo. CME Term SOFR + 0.43%), 4.08%, 10/25/36(b)		999	640,413
Series 2006-FF16, Class 2A3, (1-mo. CME Term SOFR + 0.39%), 4.04%, 12/25/36(b)		8,492	3,255,876
Series 2006-FF17, Class A5, (1-mo. CME Term SOFR + 0.26%), 3.91%, 12/25/36(b)		6,976	6,062,873
Series 2006-FFH1, Class M2, (1-mo. CME Term SOFR + 0.71%), 4.36%, 01/25/36(b)		2,951	2,705,430
First NLC Trust, Series 2007-1, Class A3, (1- mo. CME Term SOFR + 0.29%), 3.94%, 08/25/37(b)(d)		663	326,911
FirstKey Homes Trust, Series 2022-SFR3, Class E2, 3.50%, 07/17/38(d)		5,641	5,627,607
Firstlight Issuer LLC, Series 2026-1A, Class A2, 06/20/56(c)(d)		1,720	1,727,323
Flatiron CLO 21 Ltd.
Series 2021-1A, Class A2R, (3-mo. CME Term SOFR + 1.58%), 5.26%, 10/19/37(b)(d)		1,980	1,984,748
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.38%, 10/19/37(b)(d)		1,200	1,201,800
Flatiron CLO 24 Ltd., Series 2023-2A, Class D1R, (3-mo. CME Term SOFR + 2.35%), 5.94%, 01/15/39(b)(d)		470	469,033
Flatiron CLO 25 Ltd.
Series 2024-2A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.03%, 10/17/37(b)(d)		1,140	1,142,222
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.28%, 10/17/37(b)(d)		600	601,517
FNA 8 LLC, Series 2025-1, Class A, 5.62%, 03/15/45(b)(d)		5,459	5,426,581
Fortress Credit BSL XXVIII Ltd., Series 2026- 1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 4.95%, 04/20/39(b)(d)		1,250	1,252,083
Fortuna Consumer Loan Abs DAC
Series 2024-2, Class C, (1-mo. EURIBOR + 1.65%), 3.86%, 10/18/34(b)	EUR	491	563,699

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Fortuna Consumer Loan Abs DAC
Series 2024-2, Class E, (1-mo. EURIBOR + 4.10%), 6.31%, 10/18/34(b)	EUR	1,412	$ 1,641,314
Series 2026-1, Class E, (1-mo. EURIBOR + 3.50%), 5.49%, 10/18/37(a)(b)		1,200	1,373,580
Fortuna Consumer Loan ABS DAC
Series 2025-2, Class D, (1-mo. EURIBOR + 1.40%), 3.61%, 10/18/35(a)(b)		700	798,855
Series 2025-2, Class E, (1-mo. EURIBOR + 2.75%), 4.96%, 10/18/35(a)(b)		600	684,318
Foundation Finance Trust
Series 2021-2A, Class A, 2.19%, 01/15/42(d)	USD	1,587	1,512,739
Series 2024-1A, Class B, 5.95%, 12/15/49(d)		677	685,826
Series 2024-2A, Class B, 4.93%, 03/15/50(d)		1,161	1,152,542
Series 2025-1A, Class A, 4.95%, 04/15/50(d)		2,100	2,094,546
Series 2025-2A, Class D, 5.68%, 04/15/52(d)		897	888,362
Series 2025-2A, Class E, 8.35%, 04/15/52(d)		967	969,497
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 4.04%, 02/25/37(b)		1,610	1,205,476
FTA Consumo Santander
Series 7, Class B, (3-mo. EURIBOR + 1.30%), 3.54%, 07/20/38(a)(b)	EUR	738	844,078
Series 7, Class C, (3-mo. EURIBOR + 1.65%), 3.89%, 07/20/38(a)(b)		624	715,472
Galaxy XXII CLO Ltd., Series 2016-22A, Class CR4, (3-mo. CME Term SOFR + 1.60%), 5.28%, 04/16/34(b)(d)	USD	350	349,357
GAMMA Sociedade de Titularizacao de Creditos SA Consumer Totta 4, Series 4, Class D, (3-mo. EURIBOR + 2.80%), 5.22%, 12/23/36(a)(b)	EUR	400	457,064
Garrison Funding Ltd., Series 2026-22A, Class AR4, (3-mo. CME Term SOFR + 1.23%), 4.81%, 01/20/39(b)(d)	USD	4,720	4,722,615
Golden Bar Securitisation Srl
Series 2024-1, Class B, (3-mo. EURIBOR + 1.50%), 3.89%, 09/22/43(a)(b)	EUR	922	1,060,523
Series 2025-1, Class D, (3-mo. EURIBOR + 1.90%), 4.29%, 12/20/44(a)(b)		415	475,899
Golden Ray SA - Compartment 1, Series 1, Class C, (1-mo. EURIBOR + 2.00%), 4.21%, 12/27/57(a)(b)		300	340,924
Golden Ray SA Compartment 2, Series 2, Class C, (1-mo. EURIBOR + 1.50%), 3.71%, 12/27/58(a)(b)		200	229,204
GoldenTree Loan Management U.S. CLO 23 Ltd., Series 2024-23A, Class A, (3-mo. CME Term SOFR + 1.27%), 4.95%, 01/20/39(b)(d)	USD	1,890	1,892,465
GoldenTree Loan Management U.S. CLO 25 Ltd., Series 2025-25A, Class A, (3-mo. CME Term SOFR + 1.32%), 5.00%, 04/20/37(b)(d)		1,370	1,372,400
Security		Par (000)	Value
Asset-Backed Securities (continued)
Goldman Home Improvement Trust, Series 2022-GRN2, Class A, 6.80%, 10/25/52(d)	USD	746	$ 758,239
Golub Capital Partners CLO Ltd.
Series 2013-17A, Class A1RR, (3-mo. CME Term SOFR + 1.47%), 5.12%, 02/09/39(b)(d)		8,040	8,035,855
Series 2019-43A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.02%, 10/20/37(b)(d)		1,490	1,492,114
Series 2022-64A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/25/37(b)(d)		500	500,834
Series 2023-70A, Class CR, (3-mo. CME Term SOFR + 1.75%), 5.42%, 10/25/37(b)(d)		440	440,225
Series 2024-76A, Class A1, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/25/37(b)(d)		860	861,537
Series 2024-76A, Class B, (3-mo. CME Term SOFR + 1.67%), 5.34%, 10/25/37(b)(d)		390	390,752
Series 2024-76A, Class D1, (3-mo. CME Term SOFR + 2.90%), 6.57%, 10/25/37(b)(d)		260	259,821
Series 2025-78A, Class A1, (3-mo. CME Term SOFR + 1.38%), 5.05%, 04/21/39(b)(d)		250	249,064
Series 2025-83A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.05%, 11/09/38(b)(d)		3,000	2,997,964
Golub Capital Private Credit Fund CLO 2, Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.47%), 5.15%, 10/18/39(b)(d)		1,470	1,465,752
GoodLeap Home Improvement Solutions Trust
Series 2024-1A, Class A, 5.35%, 10/20/46(d)		10,885	10,906,344
Series 2025-1A, Class A, 5.38%, 02/20/49(d)		9,509	9,539,341
Series 2025-1A, Class B, 6.27%, 02/20/49(d)		365	368,278
Series 2025-3A, Class A, 5.00%, 10/20/49(d)		11,168	11,020,389
Great Lakes CLO IX Ltd., Series 2025-9A, Class A1, (3-mo. CME Term SOFR + 1.55%), 5.22%, 01/15/39(b)(d)		450	449,857
GreenPoint Manufactured Housing, Series 1999-5, Class M2, 9.23%, 12/15/29(b)		391	385,775
GreenSky Home Improvement Issuer Trust
Series 2024-1, Class A4, 5.67%, 06/25/59(d)		4,490	4,542,530
Series 2024-1, Class B, 5.87%, 06/25/59(d)		720	727,528
Series 2024-2, Class A4, 5.15%, 10/27/59(d)		909	912,375
Series 2024-2, Class B, 5.26%, 10/27/59(d)		1,140	1,142,780
Series 2025-2A, Class C, 5.26%, 06/25/60(d)		1,603	1,593,903
Series 2025-2A, Class D, 5.56%, 06/25/60(d)		1,280	1,272,317
Series 2025-2A, Class E, 7.79%, 06/25/60(d)		543	549,894
Series 2025-3A, Class A3, 4.52%, 12/27/60(d)		3,804	3,773,332

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
GreenSky Home Improvement Issuer Trust
Series 2026-REV1, Class A, 4.93%, 05/15/41(d)	USD	13,764	$ 13,756,211
Series 2026-REV1, Class B, 5.20%, 05/15/41(d)		1,128	1,127,958
Series 2026-REV1, Class C, 5.45%, 05/15/41(d)		1,435	1,435,079
GS Mortgage-Backed Securities Trust
Series 2026-CES1, Class A1, 4.90%, 05/25/56(d)(e)		1,168	1,156,102
Series 2026-CES1, Class A2, 5.27%, 05/25/56(d)(e)		359	356,019
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term SOFR + 0.81%), 4.46%, 12/25/35(b)		836	369,687
Series 2006-18, Class AF2A, 5.63%, 11/25/36(b)		108	29,753
Series 2006-18, Class AF3A, 5.77%, 11/25/36(b)		1,060	293,134
Series 2006-4, Class 1A1, 3.98%, 03/25/36(b)		1,384	940,082
Series 2006-5, Class 2A1, (1-mo. CME Term SOFR + 0.25%), 3.90%, 03/25/36(b)		10	3,140
Series 2007-2, Class AF3, 5.92%, 03/25/37(b)		435	75,373
GSAMP Trust
Series 2007-H1, Class A1B, (1-mo. CME Term SOFR + 0.51%), 4.16%, 01/25/47(b)		625	300,791
Series 2007-HS1, Class M6, (1-mo. CME Term SOFR + 3.49%), 7.14%, 02/25/37(b)		1,300	1,278,721
GT Loan Financing I Ltd., Series 2013-1A, Class AR2, (3-mo. CME Term SOFR + 1.22%), 4.89%, 04/28/39(b)(d)		2,630	2,632,104
Halseypoint CLO 4 Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.48%), 5.16%, 04/20/34(b)(d)		1,330	1,330,541
Henley CLO Xvi Dac, (3-mo. EURIBOR + 2.80%), 0.00%, 04/25/39(a)(b)	EUR	890	1,016,914
Henley CLO XVII DAC, Series 17X, Class D, (3-mo. EURIBOR + 3.05%), 5.37%, 07/25/39(a)(b)		615	707,969
Hermitage 2025 PLC
Series 2025-1, Class D, (1-day SONIA + 1.70%), 5.43%, 04/21/33(a)(b)	GBP	578	766,597
Series 2025-1, Class E, (1-day SONIA + 3.20%), 6.93%, 04/21/33(a)(b)		417	560,620
Hermitage 2026 PLC
Series 2026-1, Class D, (1-day SONIA + 1.55%), 07/21/46(a)(b)(c)		225	298,451
Series 2026-1, Class E, (1-day SONIA + 2.85%), 07/21/46(a)(b)(c)		302	400,588
Hermitage PLC
Series 2024-1, Class C, (1-day SONIA + 1.60%), 5.33%, 04/21/33(a)(b)		280	371,755
Series 2024-1, Class D, (1-day SONIA + 2.35%), 6.08%, 04/21/33(a)(b)		174	231,984
Series 2024-1, Class E, (1-day SONIA + 3.90%), 7.63%, 04/21/33(a)(b)		283	379,175
Security		Par (000)	Value
Asset-Backed Securities (continued)
Hill FL BV
Series 2024-2FL, Class D, (1-mo. EURIBOR + 1.95%), 4.16%, 10/18/32(a)(b)	EUR	355	$ 402,472
Series 2026-1FL, Class E, (1-mo. EURIBOR + 2.98%), 5.19%, 06/18/34(a)(b)		1,095	1,251,208
Hive BV, Series 2026-1, Class D, (1-mo. EURIBOR + 1.55%), 3.83%, 06/21/46(a)(b)		331	378,213
Home Efficiency Trust, Series 2024, Class A, 0.00%, 12/31/54(d)(h)	USD	33,948	34,711,972
Home Equity Asset Trust
Series 2006-3, Class M2, (1-mo. CME Term SOFR + 0.71%), 4.36%, 07/25/36(b)		2,308	2,204,008
Series 2007-1, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 4.06%, 05/25/37(b)		1,168	1,028,418
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1-mo. CME Term SOFR + 2.14%), 3.57%, 07/25/34(b)		188	180,856
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(e)		1,596	130,620
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(d)		8,715	8,616,352
Honey Hill Park CLO Ltd., Series 2026-1A, Class A1, (3-mo. CME Term SOFR + 1.15%), 4.87%, 04/24/39(b)(d)		1,710	1,708,524
Household Capital RMBS, Series 2025-1, Class A, (3-mo. BBSW + 1.90%), 6.23%, 07/21/87(a)(b)	AUD	3,376	2,329,650
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B2, (SOFR (30-day) + 1.40%), 5.01%, 05/20/32(b)(d)	USD	2,352	2,357,819
Series 2024-2, Class B2, (SOFR (30-day) + 1.35%), 4.96%, 10/20/32(b)(d)		2,617	2,626,196
Series 2025-2, Class B2, (SOFR (30-day) + 1.20%), 4.81%, 09/20/33(b)(d)		2,469	2,475,686
Invesco CLO Ltd.
Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.80%), 5.48%, 04/20/35(b)(d)		1,857	1,859,619
Series 2024-1RA, Class BR2, (3-mo. CME Term SOFR + 1.75%), 5.42%, 04/15/37(b)(d)		500	501,806
Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/15/38(b)(d)		1,177	1,178,590
Invesco Euro CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 3.80%), 6.00%, 01/15/34(a)(b)	EUR	350	399,496
Iskandar Enterprise LLC
Series 2026-1A, Class A22, 5.34%, 04/17/56(d)	USD	4,672	4,649,830
Series 2026-1A, Class A23, 5.54%, 04/17/56(d)		6,713	6,653,591
Italian Stella Loans Srl, Series 2024-2, Class D, (1-mo. EURIBOR + 2.15%), 4.36%, 05/27/39(a)(b)	EUR	190	219,873
Ivy Hill Middle Market Credit Fund XVIII Ltd., Series 18A, Class A1R, (3-mo. CME Term SOFR + 1.58%), 5.24%, 01/22/37(b)(d)	USD	4,168	4,169,055
Jersey Mike’s Funding LLC, Series 2026-1A, Class A2II, 5.48%, 02/15/56(d)		16,663	16,464,623

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
JPMorgan Mortgage Acquisition Trust
Series 2006-CW1, Class M1, (1-mo. CME Term SOFR + 0.52%), 4.17%, 05/25/36(b)	USD	316	$ 313,945
Series 2007-CH1, Class MF1, 4.32%, 11/25/36(e)		120	121,700
JPMorgan Mortgage Trust, Series 2026-CES1, Class A1B, 4.96%, 06/25/56(d)(e)		908	897,354
Kennedy Lewis CLO 12 Ltd.
Series 2023-12A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.01%, 07/20/38(b)(d)		3,750	3,757,171
Series 2023-12A, Class CR, (3-mo. CME Term SOFR + 2.00%), 5.68%, 07/20/38(b)(d)		570	571,945
Kennedy Lewis CLO 13 Ltd., Series 2023-13A, Class A1R, (3-mo. CME Term SOFR + 1.14%), 4.82%, 01/20/38(b)(d)		750	750,193
Kennedy Lewis CLO 19 Ltd., Series 2025-19A, Class A, (3-mo. CME Term SOFR + 1.25%), 4.91%, 04/22/36(b)(d)		2,000	2,002,092
Kennedy Lewis CLO 20 Ltd., Series 2024-20A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.37%, 01/25/38(b)(d)		260	260,761
Kennedy Lewis CLO 4 Ltd.
Series 4A, Class ARR, (3-mo. CME Term SOFR + 1.43%), 5.11%, 07/20/37(b)(d)		10,700	10,717,873
Series 4A, Class BRR, (3-mo. CME Term SOFR + 1.75%), 5.43%, 07/20/37(b)(d)		4,250	4,256,389
Kennedy Lewis CLO 6 Ltd., Series 6A, Class AR2, (3-mo. CME Term SOFR + 1.40%), 5.06%, 10/22/37(b)(d)		500	500,899
KKR Financial CLO 17 Ltd., Series 17, Class BR, (3-mo. CME Term SOFR + 1.86%), 5.54%, 04/15/34(b)(d)		295	295,002
KKR Financial CLO 21 Ltd.
Series 21, Class A, (3-mo. CME Term SOFR + 1.26%), 4.94%, 04/15/31(b)(d)		43	43,311
Series 21, Class B, (3-mo. CME Term SOFR + 1.66%), 5.34%, 04/15/31(b)(d)		250	250,250
KKR Financial CLO 23 Ltd., Series 23, Class AR2, (3-mo. CME Term SOFR + 1.05%), 4.68%, 04/20/36(b)(d)		9,300	9,300,003
KKR Financial CLO 29 Ltd., Series 29A, Class A1RR, (3-mo. CME Term SOFR + 1.25%), 4.87%, 07/15/39(b)(d)		1,225	1,225,612
KKR Financial CLO 30 Ltd., Series 30A, Class BR2, (3-mo. CME Term SOFR + 1.85%), 5.53%, 04/17/37(b)(d)		1,320	1,322,010
KKR Financial CLO 34 Ltd., Series 34A, Class AR, (3-mo. CME Term SOFR + 1.10%), 4.77%, 07/15/34(b)(d)		3,680	3,680,492
KKR Financial CLO 38 Ltd., Series 38A, Class BR, (3-mo. CME Term SOFR + 1.68%), 5.35%, 01/15/38(b)(d)		1,000	1,000,804
KKR Financial CLO 48 Ltd., Series 48A, Class AR, (3-mo. CME Term SOFR + 1.28%), 4.95%, 10/20/38(b)(d)		740	741,088
KKR Financial CLO 54 Ltd., Series 2024-54A, Class A, (3-mo. CME Term SOFR + 1.32%), 4.99%, 01/15/38(b)(d)		570	570,803
Security		Par (000)	Value
Asset-Backed Securities (continued)
KKR Financial CLO Ltd., Series 2013-1A, Class A1R3, (3-mo. CME Term SOFR + 1.25%), 4.92%, 10/15/38(b)(d)	USD	2,040	$ 2,043,060
Latitude Australia Credit Card Master Trust
Series 2026-1, Class C, (1-mo. BBSW + 1.65%), 5.95%, 09/22/38(a)(b)	AUD	500	345,652
Series 2026-1, Class D, (1-mo. BBSW + 1.85%), 6.15%, 09/22/38(a)(b)		1,337	923,737
LCM 29 Ltd., Series 29A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.01%, 04/15/31(b)(d)	USD	218	217,533
LCM 31 Ltd., Series 31A, Class AR, (3-mo. CME Term SOFR + 1.28%), 4.96%, 07/20/34(b)(d)		4,010	4,013,826
LCM 32 Ltd., Series 32A, Class B, (3-mo. CME Term SOFR + 1.96%), 5.64%, 07/20/34(b)(d)		750	750,111
LCM 34 Ltd., Series 34A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.38%, 10/20/34(b)(d)		490	490,130
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(b)(d)		1,508	1,474,114
Series 2019-SL2, Class B, 0.00%, 02/25/59(d)		2,134	480,562
Series 2019-SL2, Class M, 4.25%, 02/25/59(b)(d)		2,468	2,221,810
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40(b)		228	229,033
Series 2002-A, Class C, 0.00%, 06/15/33(b)		122	121,466
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1-mo. CME Term SOFR + 0.20%), 3.85%, 06/25/37(b)(d)		269	174,275
LendingClub Rated Notes Issuer Trust
Series 2025-P1, Class A, 5.54%, 06/16/31(d)		4,656	4,665,429
Series 2025-P1, Class B, 5.92%, 06/16/31(d)		871	870,315
Series 2025-P1, Class C, 6.56%, 06/16/31(d)		1,740	1,737,878
Series 2025-P1, Class D, 6.79%, 06/16/31(d)		707	705,682
Series 2025-P1, Class E, 9.28%, 06/16/31(d)		1,378	1,373,655
Series 2025-P1, Class F, 13.31%, 06/16/38(d)		458	456,825
Series 2025-P1, Class R, 0.00%, 07/16/40(d)		182	553,765
Series 2025-P2, Class A, 5.20%, 02/15/35(d)		5,022	5,032,298
Series 2025-P2, Class B, 5.59%, 04/15/35(d)		407	404,761
Series 2025-P2, Class C, 6.25%, 09/15/35(d)		820	814,391
Series 2025-P2, Class D, 6.47%, 12/15/35(d)		328	324,968
Series 2025-P2, Class E, 8.99%, 07/15/36(d)		526	520,722
Series 2025-P2, Class F, 13.02%, 01/15/37(d)		262	259,576

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
LendingClub Rated Notes Issuer Trust
Series 2025-P2, Class R, 0.00%, 03/15/45(d)	USD	114	$ 300,930
Series 2026-P1, Class A, 6.98%, 08/15/37(d)		2,193	2,256,645
Series 2026-P1, Class B, 6.86%, 08/15/37(d)		538	548,092
Series 2026-P1, Class C, 2.40%, 08/15/37(d)		521	493,417
Series 2026-P1, Class D, 1.15%, 08/15/37(d)		363	337,326
Series 2026-P1, Class E, 1.00%, 08/15/37(d)		179	161,216
Series 2026-P1, Class F, 0.90%, 08/15/37(d)		184	157,590
Series 2026-P1, Class R, 0.00%, 03/15/41(d)		38	12,804
Series 2026-P3, Class A, 7.55%, 12/15/37(d)		4,061	4,209,409
Series 2026-P3, Class B, 6.25%, 12/15/37(d)		750	755,400
Series 2026-P3, Class C, 2.95%, 12/15/37(d)		814	775,801
Series 2026-P3, Class D, 1.45%, 12/15/37(d)		566	524,842
Series 2026-P3, Class E, 1.01%, 12/15/37(d)		399	354,966
Series 2026-P3, Class F, 0.86%, 12/15/37(d)		302	254,412
Series 2026-P3, Class R, 0.00%, 06/17/41(d)		42	2,040
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-P16, Class A, 5.19%, 12/15/32(d)		7,158	7,135,504
Lendmark Funding Trust
Series 2021-2A, Class D, 4.46%, 04/20/32(d)		730	683,308
Series 2024-1A, Class B, 5.88%, 06/21/32(d)		2,136	2,146,659
Series 2024-1A, Class C, 6.40%, 06/21/32(d)		818	823,353
Series 2024-1A, Class D, 7.21%, 06/21/32(d)		953	961,049
Series 2024-2A, Class B, 4.86%, 02/21/34(d)		1,304	1,299,305
Series 2024-2A, Class C, 5.25%, 02/21/34(d)		399	398,716
Series 2024-2A, Class D, 5.69%, 02/21/34(d)		1,277	1,275,696
Series 2025-1A, Class A, 4.94%, 09/20/34(d)		6,997	7,005,947
Series 2025-1A, Class C, 5.68%, 09/20/34(d)		454	455,459
Series 2025-3A, Class A, 4.51%, 05/21/35(d)		8,510	8,370,566
Series 2025-3A, Class B, 4.83%, 05/21/35(d)		1,407	1,377,999
Series 2025-3A, Class C, 5.04%, 05/21/35(d)		409	398,706
Series 2026-1A, Class A, 4.80%, 11/20/35(d)		3,887	3,860,243
Series 2026-1A, Class C, 5.40%, 11/20/35(d)		152	150,702
Security		Par (000)	Value
Asset-Backed Securities (continued)
LMDV Issuer Co. LLC
Series 2026-1A, Class A2, 5.38%, 07/17/56(d)	USD	7,151	$ 7,150,534
Series 2026-1A, Class B, 5.91%, 07/17/56(d)		341	340,870
LMRE Trust, Series 2025-SFR1, Class A, 4.50%, 12/17/42(d)		3,162	3,048,424
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(d)		3,800	3,231,238
Series 2021-1GS, Class A, 2.29%, 01/20/48(d)		3,616	3,027,628
Long Beach Mortgage Loan Trust
Series 2006-5, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 4.06%, 06/25/36(b)		2,817	1,307,551
Series 2006-7, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 4.08%, 08/25/36(b)		7,390	2,921,922
Lyra Music Assets Delaware LP
Series 2024-2A, Class A2, 5.76%, 12/22/64(d)		7,742	7,789,766
Series 2025-1A, Class A2, 5.60%, 09/20/65(d)		2,282	2,291,614
M&T Bank RV Trust, Series 2026-1A, Class A, 4.35%, 01/15/46(d)		3,324	3,275,347
Madison Park Funding LII Ltd., Series 2021- 52A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.21%, 01/22/35(b)(d)		500	499,793
Madison Park Funding LIX Ltd., Series 2021- 59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 5.18%, 04/18/37(b)(d)		230	230,556
Madison Park Funding LVII Ltd., Series 2022- 57A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 4.95%, 07/27/34(b)(d)		3,340	3,340,156
Madison Park Funding LXI Ltd., Series 2023- 61A, Class AR, (3-mo. CME Term SOFR + 1.22%), 4.90%, 01/20/39(b)(d)		850	850,405
Madison Park Funding LXIX Ltd., Series 2024- 69A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 4.84%, 07/25/37(b)(d)		3,000	2,999,473
Madison Park Funding LXVII Ltd.
Series 2024-67A, Class A1, (3-mo. CME Term SOFR + 1.51%), 5.18%, 04/25/37(b)(d)		3,750	3,755,496
Series 2024-67A, Class B, (3-mo. CME Term SOFR + 2.05%), 5.72%, 04/25/37(b)(d)		6,610	6,613,998
Madison Park Funding LXXI Ltd.
Series 2025-71A, Class A1, (3-mo. CME Term SOFR + 1.14%), 4.81%, 04/23/38(b)(d)		4,445	4,441,541
Series 2025-71A, Class B, (3-mo. CME Term SOFR + 1.50%), 5.17%, 04/23/38(b)(d)		250	249,750
Madison Park Funding LXXIII Ltd., Series 2025-73A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.38%, 10/17/38(b)(d)		730	732,057
Madison Park Funding XIV Ltd., Series 2014- 14A, Class BR4, (3-mo. CME Term SOFR + 1.50%), 5.16%, 10/22/30(b)(d)		250	249,424
Madison Park Funding XXII Ltd., Series 2016- 22A, Class AR2, (3-mo. CME Term SOFR + 1.31%), 4.98%, 01/15/38(b)(d)		3,000	3,003,302

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XXIV Ltd., Series 2016- 24A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 5.23%, 10/20/29(b)(d)	USD	9	$ 9,457
Madison Park Funding XXVII Ltd., Series 2018-27A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 4.88%, 04/20/38(b)(d)		500	500,035
Madison Park Funding XXX Ltd.
Series 2018-30A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.04%, 07/16/37(b)(d)		1,780	1,782,837
Series 2018-30A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.43%, 07/16/37(b)(d)		290	290,087
Madison Park Funding XXXI Ltd., Series 2018- 31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 5.47%, 07/23/37(b)(d)		4,110	4,112,055
Madison Park Funding XXXIII Ltd.
Series 2019-33A, Class AR2, (3-mo. CME Term SOFR + 1.03%), 4.67%, 10/15/32(b)(d)		10,610	10,609,505
Series 2019-33A, Class BR2, (3-mo. CME Term SOFR + 1.45%), 5.09%, 10/15/32(b)(d)		750	749,076
Madison Park Funding XXXIX Ltd.
Series 2021-39A, Class ARR, (3-mo. CME Term SOFR + 1.03%), 4.66%, 10/22/34(b)(d)		1,500	1,499,660
Series 2021-39A, Class BRR, (3-mo. CME Term SOFR + 1.55%), 5.18%, 10/22/34(b)(d)		1,500	1,499,484
Series 2021-39A, Class CR, (3-mo. CME Term SOFR + 2.05%), 5.71%, 10/22/34(b)(d)		1,000	998,002
Madison Park Funding XXXVII Ltd.
Series 2019-37A, Class AR2, (3-mo. CME Term SOFR + 1.53%), 5.20%, 04/15/37(b)(d)		670	671,061
Series 2019-37A, Class BR2, (3-mo. CME Term SOFR + 1.95%), 5.62%, 04/15/37(b)(d)		1,500	1,501,971
Marble Point CLO XV Ltd., Series 2019-1A, Class BR2, (3-mo. CME Term SOFR + 1.60%), 5.27%, 07/23/32(b)(d)		1,395	1,395,543
Mariner Finance Issuance Trust
Series 2021-BA, Class E, 4.68%, 11/20/36(d)		1,265	1,185,624
Series 2024-AA, Class A, 5.13%, 09/22/36(d)		5,718	5,738,013
Series 2024-AA, Class D, 6.77%, 09/22/36(d)		304	307,294
Series 2024-AA, Class E, 9.02%, 09/22/36(d)		1,277	1,300,346
Series 2024-BA, Class D, 6.36%, 11/20/38(d)		1,400	1,417,517
Series 2025-AA, Class A, 4.98%, 05/20/38(d)		10,592	10,608,143
Series 2025-AA, Class B, 5.33%, 05/20/38(d)		1,425	1,430,151
Series 2025-AA, Class C, 5.69%, 05/20/38(d)		1,462	1,465,678
Series 2025-BA, Class A, 4.59%, 11/22/38(d)		7,143	7,085,435
Security		Par (000)	Value
Asset-Backed Securities (continued)
Mariner Finance Issuance Trust
Series 2026-AA, Class A, 5.01%, 05/20/39(d)	USD	5,297	$ 5,296,237
MASTR Asset-Backed Securities Trust
Series 2006-AM2, Class A4, (1-mo. CME Term SOFR + 0.63%), 4.28%, 06/25/36(b)(d)		812	766,900
Series 2007-HE1, Class A4, (1-mo. CME Term SOFR + 0.67%), 4.32%, 05/25/37(b)		1,318	1,141,728
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1-mo. CME Term SOFR + 0.63%), 4.28%, 06/25/46(b)(d)		154	148,979
Menlo CLO IV Ltd., Series 2026-1A, Class A1, (3-mo. CME Term SOFR + 1.21%), 4.89%, 03/20/39(b)(d)		1,130	1,130,166
Mercury Financial Credit Card Master Trust, Series 2026-2A, Class A, 5.07%, 06/21/32(d)		6,480	6,462,600
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1-mo. CME Term SOFR + 0.59%), 4.24%, 05/25/37(b)		715	540,104
Merrill Lynch Mortgage Investors Trust
Series 2006-OPT1, Class M1, (1-mo. CME Term SOFR + 0.50%), 4.15%, 08/25/37(b)		403	425,664
Series 2006-RM3, Class A2B, (1-mo. CME Term SOFR + 0.29%), 3.94%, 06/25/37(b)		801	164,388
Metro Finance Trust
Series 2025-1, Class C, (1-mo. BBSW + 1.90%), 6.20%, 10/15/31(a)(b)	AUD	500	348,252
Series 2025-1, Class D, (1-mo. BBSW + 2.20%), 6.50%, 10/15/31(a)(b)		650	453,160
Series 2026-1, Class C, (1-mo. BBSW + 1.60%), 5.90%, 02/16/33(a)(b)		500	345,881
MF1 LLC, Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.15%), 5.79%, 06/19/37(b)(d)	USD	2,583	2,582,376
MFA Trust, Series 2024-NPL1, Class A1, 6.33%, 09/25/54(d)(e)		4,213	4,219,254
MidOcean Credit CLO XI Ltd., Series 2022- 11A, Class A1R2, (3-mo. CME Term SOFR + 1.21%), 4.89%, 01/18/36(b)(d)		250	250,200
MidOcean Credit CLO XII Ltd., Series 2023- 12A, Class A1RR, (3-mo. CME Term SOFR + 1.34%), 5.02%, 07/18/38(b)(d)		3,170	3,172,830
Mila BV
Series 2024-1, Class C, (1-mo. EURIBOR + 1.45%), 3.70%, 09/16/41(a)(b)	EUR	152	173,799
Series 2024-1, Class D, (1-mo. EURIBOR + 2.00%), 4.25%, 09/16/41(a)(b)		120	137,533
Mill City Solar Loan Ltd., Series 2019-2GS, Class A, 3.69%, 07/20/43(d)	USD	3,110	2,801,942
Montgomery Square Consumer Funding 1 PLC, Series 1, Class C, (1-day SONIA + 1.55%), 5.29%, 03/17/36(a)(b)	GBP	104	137,799
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE1, Class A2MZ, (1-mo. CME Term SOFR + 0.71%), 4.36%, 12/25/34(b)	USD	820	775,955

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE5, Class M4, (1-mo. CME Term SOFR + 0.98%), 4.63%, 09/25/35(b)	USD	2,913	$ 2,460,294
Series 2006-HE8, Class A2FP, (1-mo. CME Term SOFR + 0.18%), 3.83%, 10/25/36(b)		1,609	691,246
Series 2007-SEA1, Class 2A1, (1-mo. CME Term SOFR + 3.91%), 7.56%, 02/25/47(b)(d)		29	28,812
Morgan Stanley Home Equity Loan Trust, Series 2006-3, Class A3, (1-mo. CME Term SOFR + 0.43%), 4.08%, 04/25/36(b)		1,214	824,864
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36(e)		1,842	384,760
Series 2006-12XS, Class A6A, 6.23%, 10/25/36(e)		704	182,669
Series 2006-16AX, Class 1A, (1-mo. CME Term SOFR + 0.45%), 4.10%, 11/25/36(b)		3,413	497,124
Series 2006-16AX, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 4.26%, 11/25/36(b)		985	264,518
Series 2007-3XS, Class 2A3S, 6.36%, 01/25/47(e)		1,337	455,926
Series 2007-3XS, Class 2A4S, 6.46%, 01/25/47(e)		5,821	1,984,410
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(d)		1,006	936,168
Series 2019-2A, Class A, 2.88%, 09/20/40(d)		383	336,962
Series 2020-1A, Class A, 2.10%, 04/20/46(d)		494	433,177
MTP ABS Funding LLC
Series 2026-1A, Class A2, 5.20%, 04/25/56(d)		6,940	6,924,409
Series 2026-1A, Class B, 5.88%, 04/25/56(d)		1,493	1,495,475
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1-mo. CME Term SOFR + 0.73%), 4.38%, 04/25/37(b)		3,320	3,176,703
Navient Education Loan Trust
Series 2025-A, Class D, 6.03%, 07/15/55(d)		404	404,551
Series 2026-A, Class A, 4.86%, 09/15/56(d)		2,090	2,078,368
Series 2026-A, Class B, 5.06%, 09/15/56(d)		628	621,121
Navient Private Education Loan Trust
Series 2014-AA, Class B, 3.50%, 08/15/44(d)		3,705	3,671,857
Series 2020-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 4.64%, 11/15/68(b)(d)		642	640,288
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(d)		33	33,181
Series 2020-FA, Class B, 2.69%, 07/15/69(d)		2,590	2,230,670
Series 2021-DA, Class B, 2.61%, 04/15/60(d)		740	654,659
Series 2021-DA, Class C, 3.48%, 04/15/60(d)		1,992	1,840,526
Series 2024-A, Class A, 5.66%, 10/15/72(d)		4,269	4,332,582
Security		Par (000)	Value
Asset-Backed Securities (continued)
Navient Refinance Loan Trust
Series 2025-B, Class A, 4.72%, 09/15/55(d)	USD	5,829	$ 5,785,474
Series 2025-C, Class A, 4.80%, 10/15/55(d)		4,032	4,011,706
Nelnet Student Loan Trust
Series 2021-A, Class B1, 2.85%, 04/20/62(d)		3,470	3,122,673
Series 2021-A, Class B2, 2.85%, 04/20/62(d)		21,590	19,428,968
Series 2021-A, Class C, 3.75%, 04/20/62(d)		1,706	1,517,229
Series 2021-A, Class D, 4.93%, 04/20/62(d)		2,323	2,102,756
Series 2021-BA, Class B, 2.68%, 04/20/62(d)		13,069	11,704,143
Series 2021-BA, Class C, 3.57%, 04/20/62(d)		836	733,826
Series 2021-BA, Class D, 4.75%, 04/20/62(d)		1,499	1,341,563
Series 2021-CA, Class B, 2.53%, 04/20/62(d)		12,397	10,922,709
Series 2021-CA, Class C, 3.36%, 04/20/62(d)		650	569,423
Series 2021-CA, Class D, 4.44%, 04/20/62(d)		990	875,989
Series 2021-DA, Class B, 2.90%, 04/20/62(d)		7,353	6,573,342
Series 2021-DA, Class D, 4.38%, 04/20/62(d)		331	288,313
Series 2023-PL1A, Class A1A, (SOFR (30- day) + 2.25%), 5.88%, 11/25/53(b)(d)		1,700	1,720,025
Series 2025-BA, Class A1B, (SOFR (30- day) + 1.35%), 4.94%, 05/17/55(b)(d)		13,733	13,767,471
Series 2025-BA, Class B, 4.98%, 05/17/55(d)		7,795	7,691,403
Series 2025-BA, Class C, 5.38%, 05/17/55(d)		4,319	4,214,459
Series 2025-BA, Class D, 6.04%, 05/17/55(d)		1,257	1,227,683
Series 2025-CA, Class A1B, (SOFR (30- day) + 1.35%), 4.96%, 06/22/65(b)(d)		6,780	6,788,568
Series 2025-CA, Class D, 5.82%, 06/22/65(d)		3,873	3,750,407
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 4.85%, 04/15/39(b)(d)		680	679,654
Neuberger Berman CLO XXI Ltd., Series 2016- 21A, Class A1R3, (3-mo. CME Term SOFR + 1.32%), 5.00%, 01/20/39(b)(d)		8,100	8,110,824
Neuberger Berman Loan Advisers CLO 34 Ltd.
Series 2019-34A, Class A1R2, (3-mo. CME Term SOFR + 1.30%), 4.98%, 07/20/39(b)(d)		740	741,251
Series 2019-34A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.33%, 07/20/39(b)(d)		1,000	1,002,887
Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 10/14/36(b)(d)		2,250	2,250,677
Neuberger Berman Loan Advisers CLO 51 Ltd., Series 2022-51A, Class D1R2, (3- mo. CME Term SOFR + 2.80%), 6.47%, 10/23/36(b)(d)		590	589,852

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1-mo. CME Term SOFR + 0.79%), 4.44%, 12/25/35(b)	USD	2,184	$ 1,976,239
New Mountain CLO 2 Ltd., Series CLO-2A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.03%, 01/15/38(b)(d)		1,990	1,993,452
New Mountain CLO 3 Ltd., Series CLO-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.01%, 10/20/38(b)(d)		1,070	1,071,899
New Mountain CLO 8 Ltd., Series CLO-8A, Class A1, (3-mo. CME Term SOFR + 1.27%), 4.95%, 10/20/38(b)(d)		310	310,432
New Residential Mortgage Loan Trust, Series 2022-SFR1, Class F, 4.44%, 02/17/39(d)		699	688,921
Newbridge Park CLO DAC
Series 1X, Class A, (3-mo. EURIBOR + 1.22%), 3.42%, 04/15/40(a)(b)	EUR	330	376,660
Series 1X, Class D, (3-mo. EURIBOR + 2.50%), 4.70%, 04/15/40(a)(b)		1,110	1,256,282
NewDay Funding
Series 2026-1X, Class D, (1-day SONIA + 1.70%), 07/15/34(a)(b)(c)	GBP	563	746,791
Series 2026-1X, Class E, (1-day SONIA + 2.75%), 07/15/34(a)(b)(c)		524	695,060
Newday Funding Master Issuer PLC
Series 2024-2X, Class B, (1-day SONIA + 1.40%), 5.14%, 07/15/32(a)(b)		655	871,899
Series 2024-2X, Class C, (1-day SONIA + 1.90%), 5.64%, 07/15/32(a)(b)		780	1,040,415
Series 2024-2X, Class D, (1-day SONIA + 2.65%), 6.39%, 07/15/32(a)(b)		1,645	2,201,723
Series 2025-2X, Class C, (1-day SONIA + 1.50%), 5.24%, 07/15/33(a)(b)		981	1,302,550
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1- mo. CME Term SOFR + 0.51%), 4.16%, 10/25/36(b)(d)	USD	37	79,069
Noria
Series 2024-DE1, Class D, (1-mo. EURIBOR + 1.65%), 3.89%, 02/25/43(a)(b)	EUR	327	372,893
Series 2024-DE1, Class E, (1-mo. EURIBOR + 3.55%), 5.79%, 02/25/43(a)(b)		327	378,295
Series 2024-DE1, Class F, (1-mo. EURIBOR + 4.50%), 6.74%, 02/25/43(a)(b)		196	225,323
Oak Hill Credit Partners X-R Ltd., Series 2014- 10RA, Class AR2, (3-mo. CME Term SOFR + 1.13%), 4.81%, 04/20/38(b)(d)	USD	4,590	4,587,153
Oaktree CLO Ltd.
Series 2020-1A, Class BRR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 01/15/38(b)(d)		930	929,746
Series 2024-26A, Class D1R, (3-mo. CME Term SOFR + 3.10%), 6.78%, 04/20/39(b)(d)		1,500	1,500,406
Series 2024-27A, Class A2, (3-mo. CME Term SOFR + 1.57%), 5.23%, 10/22/37(b)(d)		790	791,831
Security		Par (000)	Value
Asset-Backed Securities (continued)
Oaktree CLO Ltd.
Series 2024-27A, Class D1, (3-mo. CME Term SOFR + 3.00%), 6.66%, 10/22/37(b)(d)	USD	250	$ 250,523
Series 2025-31A, Class A, (3-mo. CME Term SOFR + 1.32%), 4.99%, 07/15/38(b)(d)		1,200	1,202,015
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2, 5.26%, 01/15/19(b)		405	113,056
Series 2001-D, Class A4, 6.93%, 09/15/31(b)		257	89,144
Series 2002-B, Class M1, 7.62%, 06/15/32(b)		2,569	2,600,453
Oban Cards PLC
Series 2026-1, Class C, (1-day SONIA + 1.50%), 5.23%, 06/17/35(a)(b)	GBP	358	475,511
Series 2026-1, Class D, (1-day SONIA + 2.00%), 5.73%, 06/17/35(a)(b)		674	898,336
OCP CLO Ltd.
Series 2016-12A, Class BAR3, (3-mo. CME Term SOFR + 1.68%), 5.36%, 10/18/37(b)(d)	USD	1,960	1,961,810
Series 2016-12A, Class XR3, (3-mo. CME Term SOFR + 1.20%), 4.88%, 10/18/37(b)(d)		1,470	1,470,012
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.01%, 11/26/37(b)(d)		8,965	8,980,196
Series 2017-13A, Class X, (3-mo. CME Term SOFR + 1.10%), 4.77%, 11/26/37(b)(d)		391	390,833
Series 2019-17A, Class AR2, (3-mo. CME Term SOFR + 1.40%), 5.08%, 07/20/37(b)(d)		1,570	1,572,321
Series 2020-18A, Class A1R2, (3-mo. CME Term SOFR + 1.37%), 5.05%, 07/20/37(b)(d)		330	330,563
Series 2020-18A, Class D1R2, (3-mo. CME Term SOFR + 3.10%), 6.78%, 07/20/37(b)(d)		390	390,392
Series 2020-19A, Class D1R2, (3-mo. CME Term SOFR + 2.70%), 6.38%, 04/20/38(b)(d)		530	526,773
Series 2020-8RA, Class AR2, (3-mo. CME Term SOFR + 1.22%), 4.90%, 10/17/38(b)(d)		750	750,396
Series 2021-22A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.03%, 10/20/37(b)(d)		1,380	1,382,553
Series 2021-22A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.38%, 10/20/37(b)(d)		660	660,826
Series 2024-32A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 4.84%, 07/23/39(b)(d)		500	500,125
Series 2024-32A, Class D1R, (3-mo. CME Term SOFR + 2.60%), 6.24%, 07/23/39(b)(d)		500	500,920
Series 2024-34A, Class D1, (3-mo. CME Term SOFR + 2.90%), 6.57%, 10/15/37(b)(d)		340	341,036

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
OCP CLO Ltd.
Series 2024-36A, Class B1, (3-mo. CME Term SOFR + 1.70%), 5.38%, 10/16/37(b)(d)	USD	289	$ 289,362
Series 2024-37A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.03%, 10/15/37(b)(d)		1,390	1,392,085
Series 2024-37A, Class B1, (3-mo. CME Term SOFR + 1.68%), 5.35%, 10/15/37(b)(d)		1,390	1,391,715
Series 2025-42A, Class A, (3-mo. CME Term SOFR + 1.25%), 4.93%, 05/21/38(b)(d)		2,060	2,062,064
Series 2025-45A, Class A, (3-mo. CME Term SOFR + 1.23%), 4.90%, 10/15/38(b)(d)		1,260	1,260,789
Series 2025-46A, Class A, (3-mo. CME Term SOFR + 1.20%), 5.05%, 10/15/38(b)(d)		1,690	1,690,992
Series 2025-46A, Class C, (3-mo. CME Term SOFR + 1.70%), 5.55%, 10/15/38(b)(d)		910	909,255
Series 2025-46A, Class D1, (3-mo. CME Term SOFR + 2.45%), 6.30%, 10/15/38(b)(d)		360	358,605
Series 2026-50A, Class A1, (3-mo. CME Term SOFR + 1.20%), 0.00%, 07/15/39(b)(d)		750	750,063
OCP Euro CLO DAC
Series 2017-2X, Class DRR, (3-mo. EURIBOR + 3.15%), 5.47%, 04/15/37(a)(b)	EUR	220	251,372
Series 2019-3A, Class CR, (3-mo. EURIBOR + 2.30%), 4.54%, 04/20/33(b)(d)		250	286,800
Series 2019-3A, Class DR, (3-mo. EURIBOR + 3.30%), 5.54%, 04/20/33(b)(d)		250	288,135
Octagon 56 Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 5.59%, 10/15/34(b)(d)	USD	250	250,201
Octagon 59 Ltd., Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.95%), 5.60%, 05/15/35(b)(d)		2,200	2,202,879
Octagon Investment Partners 41 Ltd., Series 2019-2A, Class A1R2, (3-mo. CME Term SOFR + 1.09%), 4.76%, 10/15/33(b)(d)		3,940	3,940,632
OHA Credit Funding 10-R Ltd., Series 2021- 10RA, Class A1, (3-mo. CME Term SOFR + 1.26%), 4.94%, 07/18/37(b)(d)		2,420	2,422,398
OHA Credit Funding 17-R Ltd., Series 2024- 17RA, Class A1, (3-mo. CME Term SOFR + 1.14%), 4.82%, 04/20/39(b)(d)		3,490	3,486,800
OHA Credit Funding 2 Ltd., Series 2019-2A, Class B1R2, (3-mo. CME Term SOFR + 1.55%), 5.22%, 01/21/38(b)(d)		250	249,749
OHA Credit Funding 22 Ltd., Series 2025-22A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.01%, 07/20/38(b)(d)		3,000	3,001,185
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 4.95%, 01/22/38(b)(d)		3,170	3,174,980
Security		Par (000)	Value
Asset-Backed Securities (continued)
OHA Credit Funding 5 Ltd., Series 2020-5A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 5.38%, 10/18/37(b)(d)	USD	420	$ 421,099
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR2, (3-mo. CME Term SOFR + 1.33%), 5.01%, 10/20/37(b)(d)		850	851,275
OHA Credit Funding 7 Ltd., Series 2020-7A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 4.96%, 07/19/38(b)(d)		6,346	6,351,874
OHA Credit Funding 9 Ltd., Series 2021-9A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.03%, 10/19/37(b)(d)		2,780	2,785,425
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.03%, 10/18/37(b)(d)		5,388	5,398,263
OHA Loan Funding Ltd.
Series 2013-1A, Class A1R4, (3-mo. CME Term SOFR + 1.19%), 4.85%, 07/23/39(b)(d)		1,500	1,499,780
Series 2015-1A, Class A1R4, (3-mo. CME Term SOFR + 1.25%), 4.93%, 10/19/38(b)(d)		1,830	1,832,745
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.14%, 07/20/37(b)(d)		3,750	3,757,894
Series 2016-1A, Class B1R2, (3-mo. CME Term SOFR + 1.70%), 5.38%, 07/20/37(b)(d)		250	250,652
OHS Issuer LLC, Series 2026-1, Class A2, 5.98%, 02/25/61(d)		8,716	8,489,601
OneMain Financial Issuance Trust
Series 2020-2A, Class C, 2.76%, 09/14/35(d)		2,620	2,550,311
Series 2024-1A, Class A, 5.79%, 05/14/41(d)		17,503	18,119,974
Series 2025-1A, Class D, 5.79%, 07/14/38(d)		2,126	2,138,032
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo. CME Term SOFR + 0.85%), 4.50%, 11/25/35(b)		4,030	3,570,417
Series 2007-CP1, Class 2A3, (1-mo. CME Term SOFR + 0.32%), 3.97%, 03/25/37(b)		2,360	1,972,882
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(e)		1,559	1,386,978
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(e)		3,746	3,298,586
Series 2007-FXD1, Class 3A4, 5.86%, 01/25/37(e)		203	198,984
Orchard Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.04%, 10/20/37(b)(d)		15,180	15,204,288
Series 2024-1A, Class B1, (3-mo. CME Term SOFR + 1.70%), 5.38%, 10/20/37(b)(d)		1,380	1,384,358
Origen Manufactured Housing Contract Trust, Series 2001-A, Class M1, 7.82%, 03/15/32(b)		551	554,805
Owl Rock CLO III Ltd., Series 2020-3A, Class AR, (3-mo. CME Term SOFR + 1.85%), 5.53%, 04/20/36(b)(d)		430	430,347

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Owl Rock CLO V LLC, Series 2020-5A, Class A1R, (3-mo. CME Term SOFR + 1.78%), 5.46%, 04/20/34(b)(d)	USD	900	$ 900,679
Owl Rock CLO VII LLC, Series 2022-7A, Class AR, (3-mo. CME Term SOFR + 1.40%), 5.08%, 04/20/38(b)(d)		2,110	2,108,628
Owl Rock CLO XVIII LLC, Series 2024-18A, Class A, (3-mo. CME Term SOFR + 1.70%), 5.37%, 07/24/36(b)(d)		3,925	3,925,452
Ownit Mortgage Loan Trust, Series 2006-2, Class A2C, 6.50%, 01/25/37(e)		1,383	1,234,092
OZLM Funding II Ltd., Series 2012-2A, Class AR4, (3-mo. CME Term SOFR + 1.20%), 4.86%, 07/30/37(b)(d)		1,970	1,970,262
OZLM XIX Ltd.
Series 2017-19A, Class A1R3, (3-mo. CME Term SOFR + 1.00%), 4.67%, 01/15/35(b)(d)		2,680	2,694,298
Series 2017-19A, Class B1R3, (3-mo. CME Term SOFR + 1.60%), 5.27%, 01/15/35(b)(d)		1,130	1,127,933
OZLM XVIII Ltd., Series 2018-18A, Class B, (3-mo. CME Term SOFR + 1.81%), 5.49%, 04/15/31(b)(d)		1,051	1,050,749
OZLM XXIV Ltd., Series 2019-24A, Class A2AR, (3-mo. CME Term SOFR + 1.96%), 5.64%, 07/20/32(b)(d)		750	750,753
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(d)		3,423	3,068,264
Palmer Square CLO Ltd.
Series 2021-1A, Class A1AR, (3-mo. CME Term SOFR + 1.15%), 4.83%, 04/20/38(b)(d)		1,925	1,924,090
Series 2021-4A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 4.99%, 07/15/38(b)(d)		610	611,208
Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.03%, 07/20/37(b)(d)		1,530	1,532,990
Series 2022-3A, Class D1R, (3-mo. CME Term SOFR + 2.95%), 6.63%, 07/20/37(b)(d)		550	550,015
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.33%, 07/20/37(b)(d)		3,270	3,278,297
Series 2025-4A, Class A, (3-mo. CME Term SOFR + 1.27%), 4.95%, 10/20/38(b)(d)		1,440	1,442,167
Palmer Square European CLO DAC, Series 2026-2X, Class D, (3-mo. EURIBOR + 2.80%), 08/15/39(a)(b)(c)	EUR	400	457,040
Palmer Square Loan Funding Ltd.
Series 2024-3A, Class A2R, (3-mo. CME Term SOFR + 1.15%), 4.80%, 08/08/32(b)(d)	USD	3,465	3,459,236
Series 2025-3A, Class A1, (3-mo. CME Term SOFR + 0.95%), 4.66%, 01/15/34(b)(d)		5,120	5,117,621
Series 2025-3A, Class C, (3-mo. CME Term SOFR + 2.40%), 6.11%, 01/15/34(b)(d)		310	310,259
Series 2025-3A, Class D, (3-mo. CME Term SOFR + 4.40%), 8.11%, 01/15/34(b)(d)		520	506,038
Security		Par (000)	Value
Asset-Backed Securities (continued)
Panorama Auto Trust
Series 2025-1, Class C, (1-mo. BBSW + 1.55%), 5.85%, 03/15/33(a)(b)	AUD	732	$ 507,657
Series 2025-1, Class E, (1-mo. BBSW + 3.40%), 7.70%, 03/15/33(a)(b)		540	377,099
Series 2025-4, Class C, (1-mo. BBSW + 1.50%), 5.80%, 04/20/34(a)(b)		2,337	1,616,118
Series 2026-1, Class C, (1-mo. BBSW + 1.50%), 5.80%, 03/15/34(a)(b)		889	614,982
Series 2026-2, Class C, (1-mo. BBSW + 1.60%), 5.97%, 05/20/34(a)(b)		1,070	739,718
Series 2026-2, Class D, (1-mo. BBSW + 1.80%), 6.17%, 05/20/34(a)(b)		879	607,358
Series 2026-2, Class E, (1-mo. BBSW + 3.05%), 7.42%, 05/20/34(a)(b)		892	616,038
Park Blue CLO Ltd.
Series 2022-2A, Class BR, (3-mo. CME Term SOFR + 1.80%), 5.48%, 07/20/37(b)(d)	USD	250	250,273
Series 2024-6A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.01%, 01/25/38(b)(d)		1,080	1,081,713
Series 2025-10A, Class A1, (3-mo. CME Term SOFR + 1.28%), 4.95%, 01/20/39(b)(d)		4,760	4,767,008
Series 2025-7A, Class A1, (3-mo. CME Term SOFR + 1.22%), 4.89%, 04/25/38(b)(d)		2,000	2,000,478
Series 2025-8A, Class A1, (3-mo. CME Term SOFR + 1.31%), 4.98%, 10/25/38(b)(d)		950	951,095
Series 2025-9A, Class C, (3-mo. CME Term SOFR + 2.00%), 5.68%, 10/20/38(b)(d)		2,350	2,358,131
Pavillion Consumer PLC, Series 2025-1X, Class C, (1-day SONIA + 1.60%), 5.34%, 01/25/36(a)(b)	GBP	1,021	1,353,259
PCL Funding IX PLC
Series 2024-1, Class B, (1-day SONIA + 1.30%), 5.04%, 07/16/29(a)(b)		684	908,628
Series 2024-1, Class C, (1-day SONIA + 2.15%), 5.89%, 07/16/29(a)(b)		151	201,725
Penta CLO 14 DAC, Series 2023-14X, Class DRR, (3-mo. EURIBOR + 2.90%), 5.38%, 04/20/40(a)(b)	EUR	300	344,497
Penta CLO 17 DAC
Series 2024-17X, Class AR, (3-mo. EURIBOR + 1.21%), 3.49%, 02/15/39(a)(b)		500	571,219
Series 2024-17X, Class DR, (3-mo. EURIBOR + 2.60%), 4.88%, 02/15/39(a)(b)		370	421,854
Penta CLO S.A., Series 2022-12X, Class ARR, (3-mo. EURIBOR + 1.28%), 3.53%, 11/09/38(a)(b)		3,000	3,432,832
Perimeter Master Note Business Trust
Series 2026-1A, Class A, 6.01%, 01/15/32(d)	USD	14,500	14,498,221
Series 2026-1A, Class B, 6.50%, 01/15/32(d)		2,495	2,494,869
Series 2026-1A, Class C, 8.73%, 01/15/32(d)		1,800	1,799,981

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Perimeter Master Note Business Trust
Series 2026-1A, Class D, 11.51%, 01/15/32(d)	USD	1,500	$ 1,499,965
PFS Financing Corp., Series 2022-E, Class B, 5.54%, 10/30/26(d)(h)		12,000	12,020,400
Pikes Peak CLO 10, Series 2022-10A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.02%, 01/22/38(b)(d)		2,500	2,504,401
Pikes Peak CLO 15 Ltd., Series 2023-15A, Class AR, (3-mo. CME Term SOFR + 1.22%), 4.90%, 10/20/38(b)(d)		960	960,566
Pikes Peak CLO 18, Series 2025-18A, Class A1, (3-mo. CME Term SOFR + 1.22%), 4.90%, 04/20/38(b)(d)		1,000	1,000,250
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2II, 5.65%, 12/06/55(d)		6,332	6,287,259
Point Broadband & Funding LLC, Series 2025- 1A, Class C, 8.16%, 07/20/55(d)		2,274	2,324,559
Pony SA
Series 2024-1, Class C, (1-mo. EURIBOR + 1.20%), 3.33%, 01/14/33(a)(b)	EUR	296	338,387
Series 2024-1, Class D, (1-mo. EURIBOR + 1.65%), 3.78%, 01/14/33(a)(b)		222	253,820
Post CLO Ltd.
Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 4.98%, 10/20/38(b)(d)	USD	1,340	1,341,741
Series 2023-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.38%, 10/20/38(b)(d)		1,620	1,622,707
Series 2023-1A, Class D1R, (3-mo. CME Term SOFR + 2.85%), 6.53%, 10/20/38(b)(d)		1,080	1,083,920
Series 2024-1A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 4.88%, 03/30/39(b)(d)		4,250	4,254,029
Post CLO VI Ltd., Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.10%, 01/20/38(b)(d)		950	952,072
Prodigy Finance DAC
Series 2021-1A, Class A, (1-mo. CME Term SOFR + 1.36%), 5.01%, 07/25/51(b)(d)		840	837,610
Series 2021-1A, Class B, (1-mo. CME Term SOFR + 2.61%), 6.26%, 07/25/51(b)(d)		165	163,835
Series 2021-1A, Class C, (1-mo. CME Term SOFR + 3.86%), 7.51%, 07/25/51(b)(d)		95	94,910
Series 2021-1A, Class D, (1-mo. CME Term SOFR + 6.01%), 9.66%, 07/25/51(b)(d)		65	65,358
Progress Residential Trust
Series 2021-SFR10, Class E2, 3.67%, 12/17/40(d)		1,757	1,674,670
Series 2021-SFR10, Class F, 4.61%, 12/17/40(d)		7,096	6,908,521
Series 2021-SFR9, Class F, 4.05%, 11/17/40(d)		1,342	1,291,747
Series 2022-SFR1, Class F, 4.88%, 02/17/41(d)		2,617	2,520,079
Series 2022-SFR1, Class G, 5.52%, 02/17/41(d)		2,617	2,538,593
Series 2024-SFR2, Class E1, 3.40%, 04/17/41(b)(d)		2,025	1,897,389
Security		Par (000)	Value
Asset-Backed Securities (continued)
Progress Residential Trust
Series 2024-SFR2, Class E2, 3.65%, 04/17/41(b)(d)	USD	1,012	$ 949,340
Series 2026-SFR1, Class E, 4.10%, 02/17/43(d)		1,000	917,024
Providus CLO XIV DAC
Series 14X, Class A, (3-mo. EURIBOR + 1.23%), 3.50%, 04/18/40(a)(b)	EUR	2,000	2,288,628
Series 14X, Class D, (3-mo. EURIBOR + 2.65%), 4.92%, 04/18/40(a)(b)		961	1,098,273
QTS Issuer ABS II LLC
Series 2025-1A, Class A2, 5.04%, 10/05/55(d)	USD	7,979	7,809,818
Series 2026-1A, Class B, 6.73%, 01/05/56(d)		1,319	1,320,303
Series 2026-2A, Class A2, 5.85%, 01/05/56(d)		2,889	2,840,949
Series 2026-5A, Class A2, 6.18%, 03/06/56(d)		3,656	3,695,406
Series 2026-6A, Class A21, 07/05/56(c)(d)		4,107	4,106,952
Series 2026-7A, Class A21, 07/05/56(c)(d)		12,229	12,228,622
Quarzo Srl
Series 2024-1, Class C, (3-mo. EURIBOR + 2.30%), 4.70%, 06/15/41(a)(b)	EUR	223	257,306
Series 2024-1, Class D, (3-mo. EURIBOR + 3.70%), 6.10%, 06/15/41(a)(b)		182	209,184
Rad CLO 14 Ltd., Series 2021-14A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.11%, 01/15/35(b)(d)	USD	3,680	3,680,960
Rad CLO 16 Ltd., Series 2022-16A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 5.22%, 07/15/37(b)(d)		325	325,842
Rad CLO 18 Ltd., Series 2023-18A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.07%, 07/15/37(b)(d)		250	250,431
Rad CLO 21 Ltd., Series 2023-21A, Class CR, (3-mo. CME Term SOFR + 1.80%), 5.47%, 01/25/37(b)(d)		1,500	1,501,572
RAF ABS, Series 2025-1, Class C, (1-mo. BBSW + 1.45%), 5.76%, 12/09/31(a)(b)	AUD	500	346,320
RAMP Series Trust, Series 2004-RS7, Class A2A, (1-mo. SOFR US + 0.73%), 4.32%, 07/25/34(b)	USD	910	722,739
RCKT Mortgage Trust, Series 2024-CES2, Class B2, 9.58%, 04/25/44(b)(d)		848	867,100
Red & Black Auto Italy Srl, Series 3, Class C, (1-mo. EURIBOR + 1.50%), 3.71%, 07/28/36(a)(b)	EUR	212	242,930
Regatta 30 Funding Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.32%), 4.99%, 01/25/38(b)(d)	USD	5,320	5,327,220
Regatta 35 Funding Ltd., Series 2025-5A, Class A1, (3-mo. CME Term SOFR + 1.29%), 4.96%, 10/15/38(b)(d)		6,490	6,501,273
Regatta XI Funding Ltd., Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.43%, 07/17/37(b)(d)		3,270	3,271,495
Regatta XII Funding Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.39%), 5.06%, 10/15/37(b)(d)		3,640	3,646,600

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Regatta XIX Funding Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 4.92%, 10/20/38(b)(d)	USD	1,020	$ 1,021,372
Regatta XVI Funding Ltd., Series 2019-2A, Class A1R2, (3-mo. CME Term SOFR + 1.19%), 4.86%, 04/15/39(b)(d)		2,250	2,250,763
Regatta XVII Funding Ltd., Series 2020-1A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.05%, 10/15/37(b)(d)		1,240	1,242,168
Regatta XVIII Funding Ltd.
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.16%), 4.83%, 04/15/38(b)(d)		3,138	3,136,290
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 04/15/38(b)(d)		750	749,899
Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 4.93%, 07/25/39(b)(d)		1,500	1,501,695
Regional Management Issuance Trust
Series 2021-2, Class A, 1.90%, 08/15/33(d)		1,053	1,028,541
Series 2021-3, Class A, 3.88%, 10/17/33(d)(h)		21,460	21,245,400
Series 2022-1, Class B, 3.71%, 03/15/32(d)		232	231,411
Series 2022-1, Class C, 4.46%, 03/15/32(d)		534	531,769
Series 2022-1, Class D, 6.72%, 03/15/32(d)		1,695	1,692,882
Series 2024-1, Class D, 7.46%, 07/15/36(d)		1,047	1,061,673
Series 2024-2, Class A, 5.11%, 12/15/33(d)		1,860	1,862,588
Series 2024-2, Class D, 6.33%, 12/15/33(d)		271	271,852
Series 2025-2, Class A, 4.59%, 11/16/37(d)		10,082	10,003,396
Republic Finance Issuance Trust
Series 2024-A, Class B, 6.47%, 08/20/32(d)		695	696,717
Series 2024-A, Class C, 7.28%, 08/20/32(d)		340	341,105
Series 2024-A, Class D, 9.49%, 08/20/32(d)		1,401	1,408,861
Series 2024-B, Class A, 5.42%, 11/20/37(d)		10,434	10,481,021
Series 2024-B, Class B, 5.86%, 11/20/37(d)		3,690	3,710,568
Series 2025-A, Class A, 4.59%, 11/20/34(d)		9,326	9,239,636
Retained Vantage Data Centers Issuer LLC, Series 2025-1A, Class A2A, 5.09%, 08/15/50(d)		6,786	6,570,938
RIN VIII LLC, Series 2024-1AR, Class A1R, (3-mo. CME Term SOFR + 1.30%), 07/20/37(b)(c)(d)		4,750	4,750,000
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3-mo. CME Term SOFR + 1.36%), 5.04%, 04/20/34(b)(d)		4,827	4,827,456
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.00%, 05/20/31(b)(d)		189	188,540
Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.98%), 5.62%, 05/20/31(b)(d)		1,500	1,500,369
Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.42%), 5.10%, 10/20/31(b)(d)		98	97,553
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 2.06%), 5.74%, 10/20/31(b)(d)		600	600,277
Series 2018-2A, Class D, (3-mo. CME Term SOFR + 3.36%), 7.04%, 10/20/31(b)(d)		250	250,146
Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.10%), 4.78%, 04/20/34(b)(d)		1,240	1,240,179
Security		Par (000)	Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.
Series 2019-2A, Class AR2, (3-mo. CME Term SOFR + 1.13%), 4.77%, 08/20/32(b)(d)	USD	164	$ 163,968
Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 5.59%, 07/20/34(b)(d)		1,110	1,110,479
Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 4.88%, 07/20/35(b)(d)		750	750,112
Series 2022-1A, Class CR, (3-mo. CME Term SOFR + 1.95%), 5.63%, 07/20/35(b)(d)		750	750,930
Series 2025-3A, Class A1, (3-mo. CME Term SOFR + 1.30%), 4.97%, 03/31/38(b)(d)		2,590	2,594,524
Rockford Tower Europe CLO DAC
Series 2025-3X, Class A, (3-mo. EURIBOR + 1.31%), 3.39%, 01/15/40(a)(b)	EUR	4,760	5,457,811
Series 2025-3X, Class D, (3-mo. EURIBOR + 3.10%), 5.18%, 01/15/40(a)(b)		830	957,427
Romark CLO II Ltd., Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.14%), 4.81%, 07/25/31(b)(d)	USD	9	8,736
RR 20 Ltd., Series 2022-20A, Class CR, (3- mo. CME Term SOFR + 2.60%), 6.27%, 07/15/37(b)(d)		750	739,068
RR 24 Ltd., Series 2022-24A, Class A1A2, (3-mo. CME Term SOFR + 1.31%), 4.98%, 01/15/37(b)(d)		500	500,625
RR 29 Ltd., Series 2024-29RA, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.06%, 07/15/39(b)(d)		300	300,541
RR 36 Ltd., Series 2024-36RA, Class A1R, (3-mo. CME Term SOFR + 1.29%), 4.96%, 01/15/40(b)(d)		550	550,847
RR 38 Ltd., Series 2025-38A, Class A1A, (3- mo. CME Term SOFR + 1.15%), 4.82%, 04/15/40(b)(d)		9,490	9,486,010
RR 41 Ltd., Series 2025-41A, Class A1A, (3- mo. CME Term SOFR + 1.25%), 4.92%, 10/15/40(b)(d)		4,730	4,737,112
RR 7 Ltd., Series 2019-7A, Class A2B, (3-mo. CME Term SOFR + 1.85%), 5.52%, 01/15/37(b)(d)		220	220,308
RRE 5 Loan Management DAC, Series 5A, Class A2R, (3-mo. EURIBOR + 1.75%), 3.95%, 01/15/37(b)(d)	EUR	1,160	1,325,463
Sagard-Halseypoint CLO 10 Ltd., Series 2025- 10A, Class A1, (3-mo. CME Term SOFR + 1.35%), 5.03%, 10/20/38(b)(d)	USD	13,510	13,537,112
Sagard-Halseypoint CLO 8 Ltd., Series 2024- 8A, Class A1, (3-mo. CME Term SOFR + 1.39%), 5.05%, 01/30/38(b)(d)		2,920	2,925,116
SAIF Securitization Trust, Series 2026-CES1, Class A1A, 5.40%, 02/25/56(d)(e)		1,926	1,915,852
Sandstone Peak II Ltd.
Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.09%, 07/20/38(b)(d)		1,840	1,842,869
Series 2023-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.43%, 07/20/38(b)(d)		570	571,595

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Sandstone Peak III Ltd., Series 2024-1A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 4.95%, 04/25/37(b)(d)	USD	2,500	$ 2,503,750
Sandstone Peak IV Ltd.
Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 4.95%, 01/20/39(b)(d)		3,620	3,625,699
Series 2025-1A, Class C1, (3-mo. CME Term SOFR + 2.05%), 5.71%, 01/20/39(b)(d)		1,070	1,074,271
Series 2025-1A, Class D1, (3-mo. CME Term SOFR + 3.10%), 6.76%, 01/20/39(b)(d)		1,070	1,078,070
Santander Consumo 10 FT
Series 10, Class C, (3-mo. EURIBOR + 1.50%), 3.74%, 05/22/41(a)(b)	EUR	1,100	1,258,454
Series 10, Class D, (3-mo. EURIBOR + 1.90%), 4.14%, 05/22/41(a)(b)		1,200	1,373,537
Santander Consumo 8 Fondo de Titulizacion
Series 8, Class C, (3-mo. EURIBOR + 1.50%), 3.70%, 01/21/40(a)(b)		900	1,031,124
Series 8, Class D, (3-mo. EURIBOR + 2.75%), 4.95%, 01/21/40(a)(b)		300	342,971
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class A1R4, (3-mo. CME Term SOFR + 1.30%), 4.98%, 04/20/33(b)(d)	USD	697	697,981
Saxon Asset Securities Trust, Series 2004-2, Class MF5, 2.74%, 08/25/35(e)		587	456,651
SC Germany SA Compartment Consumer
Series 2024-2, Class C, (1-mo. EURIBOR + 1.40%), 3.53%, 05/14/38(a)(b)	EUR	800	917,062
Series 2024-2, Class D, (1-mo. EURIBOR + 1.70%), 3.83%, 05/14/38(a)(b)		500	573,211
Series 2025-1, Class D, (1-mo. EURIBOR + 1.75%), 3.88%, 12/14/38(a)(b)		500	568,819
Sculptor CLO XXXVI Ltd., Series 36A, Class A1, (3-mo. CME Term SOFR + 1.25%), 4.92%, 01/30/39(b)(d)	USD	2,030	2,031,953
Sculptor European CLO VIII DAC, Series 8X, Class DR, (3-mo. EURIBOR + 2.95%), 5.13%, 01/17/39(a)(b)	EUR	210	239,946
Securitized Asset Backed Receivables LLC Trust, Series 2006-OP1, Class M6, (1-mo. CME Term SOFR + 1.12%), 4.77%, 10/25/35(b)	USD	340	270,152
Securitized Asset-Backed Receivables LLC Trust
Series 2007-BR1, Class A2A, (1-mo. CME Term SOFR + 0.33%), 3.98%, 02/25/37(b)		321	127,210
Series 2007-BR1, Class A2B, (1-mo. CME Term SOFR + 0.65%), 4.30%, 02/25/37(b)		3,422	1,355,575
Series 2007-NC2, Class A2C, (1-mo. CME Term SOFR + 0.55%), 4.20%, 01/25/37(b)		575	439,822
Service Experts Issuer LLC
Series 2021-1A, Class A, 2.67%, 02/02/32(d)		1,016	1,004,845
Series 2024-1A, Class A, 6.39%, 11/20/35(d)		2,677	2,720,193
Security		Par (000)	Value
Asset-Backed Securities (continued)
SESAC Finance LLC
Series 2024-1, Class A2, 6.42%, 01/25/54(d)	USD	1,270	$ 1,271,233
Series 2025-1, Class A2, 5.50%, 07/25/55(d)		7,131	6,929,347
SG Mortgage Securities Trust, Series 2006- FRE2, Class A2C, (1-mo. CME Term SOFR + 0.43%), 4.08%, 07/25/36(b)		850	171,193
Signal Peak CLO 11 Ltd., Series 2024-11A, Class A1, (3-mo. CME Term SOFR + 1.45%), 5.13%, 07/18/37(b)(d)		2,000	2,004,343
Signal Peak CLO 12 Ltd., Series 2022-12A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.08%, 07/18/37(b)(d)		520	520,888
Signal Peak CLO 4 Ltd., Series 2017-4A, Class AR2, (3-mo. CME Term SOFR + 1.12%), 4.79%, 10/26/34(b)(d)		2,200	2,200,302
Signal Peak CLO 5 Ltd.
Series 2018-5A, Class A1R2, (3-mo. CME Term SOFR + 1.23%), 4.86%, 04/25/37(b)(d)		1,950	1,950,975
Series 2018-5A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 5.18%, 04/25/37(b)(d)		500	499,721
Signal Peak CLO 7 Ltd.
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.10%, 10/20/37(b)(d)		400	400,793
Series 2019-1A, Class BR, (3-mo. CME Term SOFR + 1.80%), 5.48%, 10/20/37(b)(d)		270	270,971
Signal Peak CLO 9 Ltd., Series 2021-9A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.03%, 01/21/38(b)(d)		650	651,083
Silver Point CLO 1 Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.00%, 01/20/38(b)(d)		1,250	1,251,784
Silver Point CLO 13 Ltd., Series 2025-13A, Class A1, (3-mo. CME Term SOFR + 1.25%), 4.92%, 10/15/38(b)(d)		5,260	5,265,849
Silver Point CLO 3 Ltd., Series 2023-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 4.94%, 01/18/39(b)(d)		1,530	1,531,828
Silver Point CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.08%, 10/20/37(b)(d)		860	861,539
Silver Point CLO 8 Ltd., Series 2025-8A, Class A1, (3-mo. CME Term SOFR + 1.21%), 4.88%, 04/15/38(b)(d)		2,840	2,840,449
Silver Point Euro CLO 1 DAC
Series 1X, Class A, (3-mo. EURIBOR + 1.35%), 3.45%, 01/15/39(a)(b)	EUR	1,465	1,681,784
Series 1X, Class D, (3-mo. EURIBOR + 3.00%), 5.10%, 01/15/39(a)(b)		370	426,142
Silver Point Euro CLO 2 DAC, Series 2X, Class D, (3-mo. EURIBOR + 3.20%), 01/15/39(a)(b)(c)		210	239,946
Silver Point SCF CLO V Ltd., Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.50%), 5.18%, 04/20/38(b)(d)	USD	7,080	7,051,680
Sixth Street CLO IX Ltd., Series 2017-9A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.05%, 07/21/37(b)(d)		1,690	1,692,843

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Sixth Street CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.06%, 01/15/34(b)(d)	USD	4,978	$ 4,979,379
Series 2016-6AR, Class A1R3, (3-mo. CME Term SOFR + 1.22%), 07/01/39(b)(c)(d)		3,250	3,250,000
Sixth Street CLO XI Ltd., Series 2018-11A, Class AR2, (3-mo. CME Term SOFR + 1.22%), 4.87%, 04/25/37(b)(d)		500	500,049
Sixth Street CLO XIV Ltd., Series 2019-14A, Class A1R2, (3-mo. CME Term SOFR + 1.15%), 4.82%, 01/20/38(b)(d)		1,570	1,568,973
Sixth Street CLO XVI Ltd., Series 2020-16A, Class A1R2, (3-mo. CME Term SOFR + 1.17%), 4.84%, 01/21/39(b)(d)		2,710	2,709,222
Sixth Street CLO XVII Ltd., Series 2021-17A, Class A1R, (3-mo. CME Term SOFR + 1.15%), 4.83%, 04/17/38(b)(d)		1,500	1,499,027
Sixth Street CLO XX Ltd., Series 2021-20A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.00%, 07/17/38(b)(d)		250	250,500
Sixth Street CLO XXII Ltd., Series 2023-22A, Class AR, (3-mo. CME Term SOFR + 1.13%), 4.80%, 04/21/38(b)(d)		1,626	1,624,388
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3, (3-mo. CME Term SOFR + 0.66%), 4.33%, 06/15/33(b)		86	86,294
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1-mo. CME Term SOFR + 4.86%), 8.49%, 10/15/41(b)(d)		8,461	8,776,240
Small Business Origination Loan Trust DAC, Series 2025-1, Class B, (1-day SONIA + 2.60%), 6.34%, 12/15/36(a)(b)	GBP	123	161,023
SMB Private Education Loan Trust
Series 2020-PTA, Class A2A, 1.60%, 09/15/54(d)	USD	5,073	4,798,402
Series 2020-PTA, Class B, 2.50%, 09/15/54(d)		6,740	6,000,552
Series 2021-A, Class C, 2.99%, 01/15/53(d)		6,022	5,215,894
Series 2021-C, Class B, 2.30%, 01/15/53(d)		251	244,152
Series 2021-C, Class C, 3.00%, 01/15/53(d)		416	372,563
SoFi Consumer Loan Program Trust
Series 2026-B, Class A, 4.40%, 02/25/36(d)		15,112	15,080,453
Series 2026-B, Class B, 4.90%, 02/25/36(d)		1,791	1,782,901
Series 2026-B, Class C, 5.20%, 02/25/36(d)		1,710	1,707,320
Series 2026-B, Class D, 5.56%, 02/25/36(d)		1,678	1,665,702
SoFi Personal Loan Trust
Series 2023-1, Class R1, 0.00%, 11/12/30(d)		178	2,024,476
Series 2023-1A, Class A, 6.00%, 11/12/30(d)		2,204	2,209,175
Series 2024-1, Class R1, 0.00%, 02/12/31(d)		162	3,569,337
Series 2024-1A, Class A, 6.06%, 02/12/31(d)		1,233	1,233,033
Soundview Home Loan Trust
Series 2004-WMC1, Class M2, (1-mo. CME Term SOFR + 0.91%), 4.56%, 01/25/35(b)		31	27,346
Series 2005-OPT3, Class M4, (1-mo. CME Term SOFR + 1.13%), 4.78%, 11/25/35(b)		547	463,197
Security		Par (000)	Value
Asset-Backed Securities (continued)
Soundview Home Loan Trust
Series 2007-NS1, Class M1, (1-mo. CME Term SOFR + 0.64%), 4.29%, 01/25/37(b)	USD	782	$ 813,857
St. Paul’s CLO XII DAC, Series 12X, Class B1, (3-mo. EURIBOR + 1.60%), 3.80%, 04/15/33(a)(b)	EUR	1,420	1,621,503
Stratus CLO Ltd., Series 2021-1A, Class SUB, 0.00%, 12/29/29(b)(d)(h)	USD	1,000	—
Stream Innovations Issuer Trust, Series 2025- 1A, Class A, 5.05%, 09/15/45(d)		3,122	3,107,995
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31(d)		25	24,036
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-GEL2, Class M1, (1-mo. CME Term SOFR + 1.16%), 4.81%, 05/25/37(b)(d)		2,113	1,769,655
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(d)		5,689	5,721,293
Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, 11/20/55(d)		5,981	5,940,778
Sunrise SPV 97 S.r.l., Series 2025-2, Class D, (1-mo. EURIBOR + 1.55%), 3.76%, 10/27/50(a)(b)	EUR	420	478,963
Sunrise Spv 98 S.r.l.
Series 2026-1, Class D, (1-mo. EURIBOR + 1.50%), 3.71%, 04/27/51(a)(b)		704	801,843
Series 2026-1, Class E, (1-mo. EURIBOR + 2.85%), 5.06%, 04/27/51(a)(b)		747	855,267
Sycamore Tree CLO Ltd.
Series 2021-1A, Class AR, (3-mo. CME Term SOFR + 1.39%), 5.07%, 01/20/38(b)(d)	USD	960	961,804
Series 2025-7A, Class D1, (3-mo. CME Term SOFR + 3.00%), 6.68%, 08/28/38(b)(d)		250	250,388
Symphony CLO 38 Ltd., Series 2023-38A, Class BR, (3-mo. CME Term SOFR + 1.95%), 5.62%, 07/24/38(b)(d)		1,240	1,243,992
Symphony CLO 40 Ltd., Series 2023-40A, Class AR, (3-mo. CME Term SOFR + 1.31%), 4.98%, 01/05/38(b)(d)		2,640	2,643,285
Symphony CLO 43 Ltd., Series 2024-43A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 4.86%, 04/15/37(b)(d)		2,000	2,000,649
Symphony CLO 49 Ltd., Series 2025-49A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.38%, 07/20/38(b)(d)		900	902,475
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. CME Term SOFR + 1.22%), 4.90%, 04/16/31(b)(d)		6	5,581
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 4.87%, 10/15/31(b)(d)		80	79,755
Symphony CLO XX Ltd., Series 2018-20A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 5.23%, 01/16/32(b)(d)		1,110	1,108,617
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, (3-mo. CME Term SOFR + 0.90%), 4.57%, 07/15/32(b)(d)		720	720,673

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Symphony CLO XXIX Ltd., Series 2021-29A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.32%, 10/15/35(b)(d)	USD	2,600	$ 2,605,121
Symphony CLO XXXIII Ltd., Series 2022-33A, Class AR, (3-mo. CME Term SOFR + 1.26%), 4.93%, 01/24/38(b)(d)		2,000	2,002,464
Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.82%, 08/25/55(d)		8,563	8,459,127
TAGUS-Sociedade de Titularizacao de Creditos SA/Silk Finance No. 6, Series 6, Class C, (3-mo. EURIBOR + 1.70%), 4.01%, 12/25/39(a)(b)	EUR	500	575,059
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
Series 2, Class B, (1-mo. EURIBOR + 1.80%), 4.01%, 10/27/42(a)(b)		174	199,228
Series 2, Class C, (1-mo. EURIBOR + 2.60%), 4.81%, 10/27/42(a)(b)		116	133,284
Series 2, Class D, (1-mo. EURIBOR + 4.00%), 6.21%, 10/27/42(a)(b)		231	266,949
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, (3-mo. CME Term SOFR + 1.28%), 4.95%, 10/13/32(b)(d)	USD	160	159,946
TCW CLO AMR Ltd., Series 2019-1A, Class ASNR, (3-mo. CME Term SOFR + 1.30%), 4.95%, 08/16/34(b)(d)		1,000	999,857
TCW CLO Ltd.
Series 2019-2A, Class A1R2, (3-mo. CME Term SOFR + 1.27%), 4.95%, 01/20/38(b)(d)		1,270	1,271,654
Series 2024-2A, Class C, (3-mo. CME Term SOFR + 2.15%), 5.83%, 07/17/37(b)(d)		300	300,328
Terwin Mortgage Trust, Series 2005-10HE, Class M5, (1-mo. CME Term SOFR + 1.13%), 4.78%, 06/25/36(b)		359	339,601
Texas Debt Capital Euro CLO DAC, Series 2024-1X, Class DR, (3-mo. EURIBOR + 3.00%), 5.32%, 07/16/40(a)(b)	EUR	120	137,112
Tikehau U.S. CLO VI Ltd., Series 2024-1A, Class C, (3-mo. CME Term SOFR + 2.20%), 5.88%, 07/18/37(b)(d)	USD	4,400	4,404,357
Tower Bridge Funding PLC
Series 2024-3X, Class C, (1-day SONIA + 1.40%), 5.15%, 12/20/66(a)(b)	GBP	272	360,835
Series 2024-3X, Class D, (1-day SONIA + 1.90%), 5.65%, 12/20/66(a)(b)		334	443,349
Trestles CLO III Ltd., Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.07%, 10/20/37(b)(d)	USD	4,480	4,488,033
Trestles CLO IV Ltd., Series 2021-4A, Class AR1, (3-mo. CME Term SOFR + 1.28%), 4.94%, 10/30/38(b)(d)		6,050	6,059,075
Trestles CLO IX Ltd., Series 2025-9A, Class A1, (3-mo. CME Term SOFR + 1.26%), 4.93%, 01/15/39(b)(d)		2,620	2,624,299
Trestles CLO Ltd., Series 2017-1A, Class A1RR, (3-mo. CME Term SOFR + 1.46%), 5.13%, 07/25/37(b)(d)		7,370	7,387,781
Trestles CLO V Ltd., Series 2021-5A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 4.93%, 10/20/34(b)(d)		230	230,128
Security		Par (000)	Value
Asset-Backed Securities (continued)
Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3-mo. CME Term SOFR + 1.18%), 4.85%, 04/25/38(b)(d)	USD	3,450	$ 3,448,194
Trestles CLO VII Ltd., Series 2024-7A, Class A1, (3-mo. CME Term SOFR + 1.38%), 5.05%, 10/25/37(b)(d)		1,000	1,001,795
Trestles CLO VIII Ltd., Series 2025-8A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 4.93%, 07/20/39(b)(d)		6,250	6,255,943
Trimaran CAVU Ltd.
Series 2021-1A, Class AR, (3-mo. CME Term SOFR + 1.42%), 5.09%, 07/23/37(b)(d)		1,970	1,973,827
Series 2021-2A, Class D1R, (3-mo. CME Term SOFR + 2.50%), 6.17%, 10/25/34(b)(d)		250	246,384
Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 4.95%, 03/20/38(b)(d)		1,600	1,601,947
Series 2023-2A, Class CR, (3-mo. CME Term SOFR + 1.80%), 5.48%, 01/20/39(b)(d)		500	500,935
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.05%, 01/25/38(b)(d)		4,940	4,948,808
Trinitas CLO XI Ltd.
Series 2019-11A, Class A1R3, (3-mo. CME Term SOFR + 1.05%), 4.68%, 07/15/34(b)(d)		2,750	2,749,455
Series 2019-11A, Class CR2, (3-mo. CME Term SOFR + 2.00%), 5.63%, 07/15/34(b)(d)		1,500	1,503,263
Trinitas CLO XII Ltd., Series 2020-12A, Class A1R2, (3-mo. CME Term SOFR + 1.05%), 4.72%, 04/25/33(b)(d)		1,000	999,897
Trinitas CLO XIV Ltd., Series 2020-14A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 5.37%, 01/25/34(b)(d)		3,460	3,461,632
Trinitas CLO XXI Ltd., Series 2022-21A, Class D1R, (3-mo. CME Term SOFR + 2.90%), 6.58%, 04/20/38(b)(d)		1,140	1,138,314
Trinitas CLO XXIV Ltd., Series 2024-24A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 4.88%, 04/25/39(b)(d)		2,000	2,002,068
Trinitas CLO XXIX Ltd., Series 2024-29A, Class A1, (3-mo. CME Term SOFR + 1.49%), 5.16%, 07/23/37(b)(d)		310	310,685
Trinitas CLO XXX Ltd., Series 2024-30A, Class A1, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/23/37(b)(d)		2,140	2,143,792
Trinitas CLO XXXII Ltd., Series 2025-32A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.00%, 07/23/38(b)(d)		1,110	1,112,007
U.S. Bank N.A., Series 2026-RVM1, Class B1, 4.96%, 12/25/46(d)		6,440	6,360,510
Unity-Peace Park CLO Ltd., Series 2022-1A, Class DR, (3-mo. CME Term SOFR + 2.85%), 6.53%, 04/20/35(b)(d)		750	724,665
UPG HI Issuer Trust, Series 2025-2, Class A, 5.00%, 09/25/47(d)		2,286	2,273,924
Upgrade Master Pass-Thru Trust
Series 2025-ST4, Class A, 5.50%, 08/16/32(d)		2,235	2,232,281

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Upgrade Master Pass-Thru Trust
Series 2025-ST5, Class B, 5.25%, 09/15/32(d)	USD	900	$ 896,218
Series 2025-ST6, Class A, 4.61%, 10/15/32(d)		1,396	1,393,706
Series 2025-ST7, Class A, 4.55%, 11/15/32(d)		3,044	3,042,380
Series 2025-ST7, Class B, 4.98%, 11/15/32(d)		2,311	2,305,461
Series 2025-ST8, Class C, 5.25%, 12/15/33(d)		2,648	2,624,266
Series 2026-ST2, Class A, 4.41%, 06/15/34(d)		4,522	4,517,864
Upland CLO Ltd., Series 2016-1A, Class A2R, (3-mo. CME Term SOFR + 1.91%), 5.59%, 04/20/31(b)(d)		523	522,745
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47(d)		6,885	6,829,257
Vantage Data Centers Germany Borrower Lux S.a.r.l., Series 2025-1X, Class A2, 4.29%, 06/28/50(a)	EUR	4,157	4,743,960
Vantage Data Centers Jersey Borrower Spv Ltd.
Series 2024-1X, Class A2, 6.17%, 05/28/39(a)	GBP	4,114	5,514,085
Series 2024-1X, Class B, 6.34%, 05/28/39(a)		1,651	2,169,526
VB-S1 Issuer LLC
Series 2026-1A, Class C2, 4.69%, 03/15/56(d)	USD	14,993	14,651,695
Series 2026-1A, Class D, 5.19%, 03/15/56(d)		2,747	2,697,297
Vehis Auto Leasing 2026 DAC, Series 2026-1, Class B, (3-mo. WIBOR + 5.50%), 9.33%, 06/25/34(a)(b)	PLN	16,226	4,313,361
Velocity PLC
Series 2026-1, Class C, (1-day SONIA + 1.55%), 5.29%, 02/25/37(a)(b)	GBP	191	253,004
Series 2026-1, Class D, (1-day SONIA + 1.80%), 5.54%, 02/25/37(a)(b)		227	301,789
Series 2026-1, Class E, (1-day SONIA + 3.20%), 6.94%, 02/25/37(a)(b)		181	240,524
Venture 34 CLO Ltd., Series 2018-34A, Class AR, (3-mo. CME Term SOFR + 1.28%), 4.95%, 10/15/31(b)(d)	USD	2,010	2,010,849
Verdelite Static CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.13%), 4.81%, 07/20/32(b)(d)		1,127	1,126,801
Vibrant CLO XII Ltd., Series 2021-12A, Class BRR, (3-mo. CME Term SOFR + 1.95%), 5.63%, 04/20/34(b)(d)		250	250,639
Victory Street CLO II DAC
Series 2X, Class A, (3-mo. EURIBOR + 1.31%), 3.41%, 01/15/39(a)(b)	EUR	1,080	1,237,026
Series 2X, Class D, (3-mo. EURIBOR + 3.10%), 5.20%, 01/15/39(a)(b)		580	668,092
Vista Point Securitization Trust, Series 2025- CES3, Class A1, 5.30%, 11/25/55(d)(e)	USD	2,041	2,028,549
VOLT CVI LLC, Series 2021-NP12, Class A1, 6.73%, 12/26/51(d)(e)		2,334	2,335,455
Security		Par (000)	Value
Asset-Backed Securities (continued)
Voya CLO Ltd.
Series 2013-2A, Class A2BR, (3-mo. CME Term SOFR + 1.66%), 5.33%, 04/25/31(b)(d)	USD	200	$ 200,160
Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.17%), 4.85%, 04/20/38(b)(d)		250	249,851
Series 2021-2A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.23%, 04/20/38(b)(d)		1,440	1,438,929
Series 2022-4A, Class A1R, (3-mo. CME Term SOFR + 1.51%), 5.19%, 04/20/37(b)(d)		1,750	1,752,535
Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.52%), 5.19%, 04/15/37(b)(d)		250	250,000
Series 2024-7A, Class A1, (3-mo. CME Term SOFR + 1.31%), 4.99%, 01/20/38(b)(d)		990	991,251
Series 2025-4A, Class A1, (3-mo. CME Term SOFR + 1.29%), 4.96%, 10/15/38(b)(d)		250	250,435
Voya Euro CLO II DAC, Series 2A, Class CR, (3-mo. EURIBOR + 2.15%), 4.35%, 07/15/35(b)(d)	EUR	750	859,202
Voya Euro CLO V DAC, Series 5A, Class B1, (3-mo. EURIBOR + 1.75%), 3.95%, 04/15/35(b)(d)		1,970	2,254,744
Warwick Capital CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.04%, 01/20/38(b)(d)	USD	300	300,525
Warwick Capital CLO 7 Ltd., Series 2025-7A, Class A1, (3-mo. CME Term SOFR + 1.30%), 4.97%, 10/21/38(b)(d)		790	791,028
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE4, Class 2A2, (1-mo. CME Term SOFR + 0.47%), 4.12%, 09/25/36(b)		3,762	924,524
Series 2006-HE5, Class 1A, (1-mo. CME Term SOFR + 0.42%), 4.07%, 10/25/36(b)		1,098	839,188
Series 2007-HE1, Class 2A1, (1-mo. CME Term SOFR + 0.23%), 3.88%, 11/25/36(b)		223	69,096
Series 2007-HE1, Class 2A2, (1-mo. CME Term SOFR + 0.45%), 4.10%, 11/25/36(b)		1,982	615,746
Series 2007-HE3, Class 2A3, (1-mo. CME Term SOFR + 0.35%), 4.00%, 05/25/37(b)		778	703,146
Wellfleet CLO Ltd.
Series 2020-1A, Class BRR, (3-mo. CME Term SOFR + 1.80%), 5.47%, 04/15/33(b)(d)		500	500,284
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.18%), 4.86%, 04/20/34(b)(d)		2,000	2,000,661
Series 2021-3A, Class AR, (3-mo. CME Term SOFR + 1.20%), 4.87%, 01/15/35(b)(d)		500	500,171
Series 2021-4A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 4.97%, 10/25/38(b)(d)		750	750,975

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Wellington Management CLO 4 Ltd., Series 2025-4A, Class A, (3-mo. CME Term SOFR + 1.15%), 4.83%, 04/18/38(b)(d)	USD	1,144	$ 1,143,027
Wellington Management CLO 5 Ltd., Series 2025-5A, Class A, (3-mo. CME Term SOFR + 1.29%), 4.97%, 10/18/38(b)(d)		890	891,157
Whitebox CLO I Ltd.
Series 2019-1A, Class A1R3, (3-mo. CME Term SOFR + 1.18%), 4.85%, 01/24/37(b)(d)		3,806	3,804,232
Series 2019-1A, Class ER3, (3-mo. CME Term SOFR + 5.30%), 8.97%, 01/24/37(b)(d)		2,750	2,600,231
Whitebox CLO II Ltd., Series 2020-2A, Class D1R2, (3-mo. CME Term SOFR + 2.90%), 6.57%, 10/24/37(b)(d)		421	421,536
Whitebox CLO III Ltd.
Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 4.94%, 10/15/35(b)(d)		741	741,667
Series 2021-3A, Class DR, (3-mo. CME Term SOFR + 2.85%), 6.52%, 10/15/35(b)(d)		1,250	1,249,953
Series 2021-3A, Class ER, (3-mo. CME Term SOFR + 5.65%), 9.32%, 10/15/35(b)(d)		1,000	985,858
Whitebox CLO IV Ltd., Series 2023-4AR, Class A1R2, (3-mo. CME Term SOFR + 1.25%), 07/20/39(b)(c)(d)		1,000	1,000,000
Wildwood Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.04%, 10/20/37(b)(d)		3,450	3,456,089
Series 2024-1A, Class E, (3-mo. CME Term SOFR + 5.75%), 9.43%, 10/20/37(b)(d)		900	871,419
Wind River CLO Ltd., Series 2024-1A, Class AR, (3-mo. CME Term SOFR + 1.33%), 4.98%, 04/20/37(b)(d)		750	751,153
Wireless PropCo Funding LLC, Series 2025- 1A, Class C, 8.51%, 06/25/55(d)		5,688	5,678,221
Wise CLO Ltd., Series 2026-1A, Class A, (3- mo. CME Term SOFR + 1.22%), 5.00%, 07/20/39(b)(d)		4,250	4,243,200
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1-mo. CME Term SOFR + 0.51%), 4.16%, 06/25/37(b)(d)		1,903	558,657
Youni Italy Srl
Series 2025-2, Class C, (1-mo. EURIBOR + 1.75%), 3.98%, 01/25/36(a)(b)	EUR	169	193,148
Series 2025-2, Class D, (1-mo. EURIBOR + 2.90%), 5.13%, 01/25/36(a)(b)		318	363,679
Total Asset-Backed Securities — 13.0% (Cost: $2,406,125,900)			2,357,254,451

	Shares
Common Stocks
Aerospace & Defense — 0.5%
Applied Aerospace & Defense, Inc.(g)	2,012	45,833
Boeing Co. (The)(g)	1,262	273,185
Security	Shares	Value
Aerospace & Defense (continued)
General Electric Co.	374	$ 139,775
Space Exploration Technologies Corp., Class A	526,045	89,880,049
		90,338,842
Banks — 0.1%
Citigroup, Inc.	6,886	963,765
Fifth Third Bancorp	10,965	618,097
First Citizens BancShares, Inc., Class A	1,737	3,614,332
First Horizon Corp.	56,989	1,461,198
Flagstar Bank N.A.	317,333	4,740,955
		11,398,347
Building Products — 0.0%
Carrier Global Corp.	1,869	137,091
Trane Technologies PLC	589	289,293
		426,384
Capital Markets — 0.0%
Crown PropTech Acquisitions(g)(h)	147,660	193,435
Crown PropTech Acquisitions, Class A(g)	85,597	1,013,468
Crown PropTech Founders Unvested(g)(h)	96,296	1
Wealthfront Corp.(g)	55,550	496,617
		1,703,521
Chemicals — 0.0%
Methanex Corp.	20,412	942,014
Communications Equipment — 0.0%
Vistance Networks, Inc.	189,703	2,424,404
Diversified Telecommunication Services — 0.0%
Altice France Lux 3 Equity(g)	16,571	326,461
Electric Utilities — 0.0%
PG&E Corp.	69,250	1,164,785
Electrical Equipment — 0.0%
FreeWire Technologies, Inc.(g)(h)	153	—
GE Vernova, Inc.	205	240,846
Innio NV(g)	758	29,979
		270,825
Energy Equipment & Services — 0.1%
EagleRock Land LLC, Class A(g)	475	10,094
Solaris Energy Infrastructure, Inc., Class A	90,153	7,253,710
		7,263,804
Entertainment — 0.0%
Playstudios, Inc., Class A(g)	457,322	228,204
Walt Disney Co. (The)	7,951	765,284
		993,488
Financial Services — 0.1%
Formentera Partners Fund II LP(h)(i)	— (j)	5,522,199
HNG Hospitality Offshore LP (Acquired 02/16/24, cost $13,871,000)(g)(h)(k)	13,871,000	9,570,990
New Holdco (Cayman)(g)(h)	9,330	139,950
		15,233,139
Ground Transportation — 0.0%
GO, Inc.(g)	4,200	56,932
Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment, Inc.(g)	70,088	2,115,256
Genius Sports Ltd.(g)	501,475	3,038,938
Six Flags Entertainment Corp.(g)	52,483	1,117,888
Sonder Holdings, Inc., Class A(g)	45,465	—
		6,272,082

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables — 0.0%
Century Communities, Inc.	28,740	$ 2,059,508
KB Home	10,869	680,291
Meritage Homes Corp.	22,856	1,916,476
		4,656,275
Independent Power and Renewable Electricity Producers — 0.0%
Fervo Energy Co., Class A(g)	2,182	63,780
IT Services — 0.0%
CoreWeave, Inc., Class A(g)	8,546	850,669
OpenAI Series C(g)(h)	3,499	2,406,216
		3,256,885
Machinery — 0.0%
Palladyne AI Corp.(g)	11,463	69,693
Sarcos Technology & Robotics Corp.(g)	464,024	2,821,265
		2,890,958
Media — 0.1%
AMC Global Media, Inc., Class A(g)	51,468	513,651
EchoStar Corp., Class A(g)(l)	108,528	11,015,592
		11,529,243
Metals & Mining — 0.0%
Algoma Steel Group, Inc.(g)	296,503	1,200,837
U.S.A. Rare Earth, Inc. (Acquired 01/26/26, cost $593,464)(g)(k)	27,603	595,673
		1,796,510
Oil, Gas & Consumable Fuels — 0.2%
APA Corp.	30,667	998,824
Ascent Resources Fund LP(h)(i)	— (j)	4,150,285
Crescent Midstream Fund LP(h)(i)	— (j)	3,456,180
EOC Partners Fund LP(h)(i)	— (j)	17,893,169
Marathon Petroleum Corp.	4,715	1,205,484
Melange Secondaries Partners, LP(h)(i)	— (j)	6,623,954
PBF Energy, Inc., Class A	24,562	1,118,062
SM Energy Co.	59,813	1,561,119
Valero Energy Corp.	2,433	633,651
Williams Cos., Inc. (The)	1,215	90,323
		37,731,051
Pharmaceuticals — 0.0%
Eli Lilly & Co.	159	190,709
Real Estate Management & Development — 0.0%
DF Residential III LP(g)(h)	5,690,612	5,633,706
Estately Propco I LP(h)	120,255	120,255
		5,753,961
Semiconductors & Semiconductor Equipment — 0.0%
Cerebras Systems, Inc., Class A(g)(l)	121	26,741
First Solar, Inc.(g)	374	88,249
		114,990
Software — 0.1%
Anthropic Series G(g)(h)	16,702	9,837,637
Avaya Holdings Corp.(g)	333	4,759
Latch, Inc.(g)	411,849	78,251
RSA Security Common(g)(h)	14,275	—
Synopsys, Inc.(g)	514	229,280
Zoom Communications, Inc., Class A(g)	1,682	145,174
		10,295,101
Trading Companies & Distributors — 0.0%
QXO, Inc.(g)(l)	23,922	413,372
Total Common Stocks — 1.2% (Cost: $170,253,252)		217,507,863

Security		Par (000)	Value
Corporate Bonds
Aerospace & Defense — 0.3%
Airbus SE, 3.38%, 05/13/33(a)	EUR	2,740	$ 3,122,934
ATI, Inc., 7.25%, 08/15/30	USD	247	256,453
Axon Enterprise, Inc., 6.13%, 03/15/30(d)		106	108,116
Boeing Co. (The)
3.20%, 03/01/29		1,731	1,668,833
5.15%, 05/01/30		94	95,146
3.63%, 02/01/31		645	613,358
3.60%, 05/01/34		373	335,713
6.53%, 05/01/34		154	167,539
6.63%, 02/15/38		743	811,084
6.88%, 03/15/39		100	111,916
5.88%, 02/15/40		369	379,551
3.38%, 06/15/46		474	332,751
3.63%, 03/01/48		173	123,743
3.90%, 05/01/49		548	410,574
3.83%, 03/01/59		540	375,602
3.95%, 08/01/59		417	297,704
5.93%, 05/01/60		1,440	1,416,493
7.01%, 05/01/64		223	253,605
Bombardier, Inc.
8.75%, 11/15/30(d)		29	30,655
7.00%, 06/01/32(d)		124	128,453
5.88%, 01/15/35(d)		157	157,581
Czechoslovak Group AS, 5.25%, 01/10/31(a)	EUR	300	348,162
Figeac Aero SA, 7.79%, 07/23/30 (Acquired 07/16/25, cost $8,424,102)(h)(k)		7,240	8,127,657
General Dynamics Corp., 3.60%, 11/15/42	USD	149	119,227
General Electric Co., 6.88%, 01/10/39		772	892,453
Honeywell Aerospace, Inc.
3.90%, 03/16/28(d)		2,303	2,279,789
4.30%, 03/16/31(d)		215	211,289
4.60%, 03/16/33(d)		287	281,689
4.95%, 03/16/36(d)		999	983,746
5.62%, 03/16/46(d)		86	85,635
5.73%, 03/16/56(d)		247	246,988
5.85%, 03/16/66(d)		335	337,541
Howmet Aerospace, Inc., 3.90%, 04/15/29		128	125,884
L3Harris Technologies, Inc.
5.25%, 06/01/31		246	250,536
5.35%, 06/01/34		766	778,255
6.15%, 12/15/40		201	212,960
Lockheed Martin Corp.
4.45%, 05/15/28		130	130,148
1.85%, 06/15/30		199	179,305
4.75%, 02/15/34		1,093	1,085,195
5.00%, 08/15/35		77	77,339
3.80%, 03/01/45		541	430,583
4.70%, 05/15/46		565	502,743
4.15%, 06/15/53		100	79,306
5.70%, 11/15/54		209	210,130
4.30%, 06/15/62		435	341,107
5.90%, 11/15/63		100	103,173
5.20%, 02/15/64		90	82,731
MTU Aero Engines AG, 0.00%, 07/15/33(a)(m)(n)	EUR	400	465,336
Northrop Grumman Corp.
3.25%, 01/15/28	USD	349	342,946
4.60%, 02/01/29		715	716,778
4.70%, 03/15/33		191	189,649
4.90%, 06/01/34		23	22,898
5.25%, 07/15/35		100	101,627
5.15%, 05/01/40		100	97,815

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
Northrop Grumman Corp.
4.75%, 06/01/43	USD	70	$ 63,794
3.85%, 04/15/45		268	212,397
4.03%, 10/15/47		647	515,286
4.95%, 03/15/53		99	88,633
RTX Corp.
3.13%, 05/04/27		709	701,618
4.13%, 11/16/28		59	58,543
2.25%, 07/01/30		38	34,786
1.90%, 09/01/31		14	12,231
6.10%, 03/15/34		144	154,505
6.13%, 07/15/38		110	118,590
4.70%, 12/15/41		1,246	1,149,038
4.80%, 12/15/43		129	117,276
3.75%, 11/01/46		1,811	1,391,008
5.38%, 02/27/53		785	751,684
Sabena Technics SAS, (3-mo. EURIBOR + 5.00%), 7.02%, 09/30/29 (Acquired 10/28/22, cost $6,480,678)(b)(h)(k)	EUR	6,552	7,485,961
Textron, Inc.
3.90%, 09/17/29	USD	340	331,413
6.10%, 11/15/33		22	23,276
TransDigm, Inc.
6.75%, 08/15/28(d)		656	662,533
4.63%, 01/15/29		209	205,673
6.63%, 03/01/32(d)		265	271,790
6.38%, 05/31/33(d)		230	232,187
6.75%, 01/31/34(d)		43	44,106
			46,264,752
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10%, 08/05/29		160	152,921
2.40%, 05/15/31		660	594,925
5.10%, 01/15/44		479	454,952
4.10%, 02/01/45		1,081	898,820
4.75%, 11/15/45		47	42,208
Fedex Freight Holding Co., Inc.
4.30%, 03/15/29(d)		22	21,703
4.65%, 03/15/31(d)		164	161,099
4.95%, 03/15/33(d)		57	55,850
5.25%, 03/15/36(d)		46	44,805
Rand Parent LLC, 8.50%, 02/15/30(d)		85	88,047
ZTO Express Cayman, Inc., 0.93%, 03/01/31(a)(m)		2,263	2,181,532
			4,696,862
Automobile Components — 0.1%
Adient Global Holdings Ltd.
7.00%, 04/15/28(d)		100	101,623
7.50%, 02/15/33(d)		115	118,631
American Axle & Manufacturing, Inc.
6.38%, 10/15/32(d)		145	144,490
7.75%, 10/15/33(d)		253	249,930
Belron UK Finance PLC, 5.75%, 10/15/29(d)		200	200,925
Clarios Global LP/Clarios U.S. Finance Co.
4.75%, 06/15/31(a)	EUR	1,037	1,198,607
6.75%, 09/15/32(d)	USD	196	200,172
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(d)		220	221,727
Cyprium Corp./Cyprium Holdings Luxembourg S.a.r.l., 6.38%, 04/15/34(d)		111	110,778
Dometic Group AB, 5.00%, 09/11/30(a)	EUR	347	393,395
Security		Par (000)	Value
Automobile Components (continued)
Forvia SE
5.63%, 06/15/30(a)	EUR	463	$ 545,650
6.75%, 09/15/33(d)	USD	552	551,742
Goodyear Tire & Rubber Co. (The)
6.63%, 07/15/30		100	96,581
5.25%, 07/15/31		177	157,543
5.63%, 04/30/33		116	101,063
Grupo Antolin Irausa SA, 10.38%, 01/30/30(a)	EUR	100	52,329
IHO Verwaltungs GmbH
(7.00% Cash or 7.75% PIK), 7.00%, 11/15/31(a)(o)		339	413,870
(8.00% Cash or 8.75% PIK), 8.00%, 11/15/32(d)(o)	USD	1,040	1,080,817
Lear Corp.
4.25%, 05/15/29		455	448,284
3.50%, 05/30/30		100	95,062
Magna International, Inc., 5.88%, 06/01/35		116	120,696
Mahle GmbH
6.50%, 05/02/31(a)	EUR	263	313,192
Series JUN, 7.13%, 07/15/32(a)		698	840,079
Qnity Electronics, Inc., 6.25%, 08/15/33(d)	USD	121	123,110
Schaeffler AG
5.38%, 04/01/31(a)	EUR	500	596,577
5.00%, 05/13/33(a)		300	346,912
Tenneco, Inc., 8.00%, 11/17/28(d)	USD	369	371,308
ZF Europe Finance BV
6.13%, 03/13/29(a)	EUR	300	353,715
7.00%, 06/12/30(a)		400	485,907
5.50%, 02/17/32(a)		800	904,317
ZF North America Capital, Inc.
6.88%, 04/14/28(d)	USD	150	153,417
7.13%, 04/14/30(d)		514	518,055
			11,610,504
Automobiles — 0.1%
Allison Transmission, Inc., 5.88%, 12/01/33(d)		79	78,755
American Honda Finance Corp.
3.50%, 02/15/28		2,611	2,567,816
4.55%, 03/03/28		261	260,671
5.13%, 07/07/28		99	99,872
4.40%, 09/05/29		69	68,275
4.50%, 09/04/30		1,267	1,248,589
5.05%, 07/10/31		372	373,304
4.90%, 01/10/34		380	372,513
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(d)		2,953	2,297,542
10.38%, 03/31/29(a)	GBP	299	315,659
10.38%, 03/31/29		100	105,281
Ford Motor Co.
3.25%, 02/12/32	USD	352	310,259
4.75%, 01/15/43		1,048	824,368
General Motors Co.
4.20%, 10/01/27		642	639,101
5.35%, 04/15/28		1,075	1,085,884
5.40%, 10/15/29		263	267,700
6.25%, 04/15/35		573	600,463
6.25%, 10/02/43		579	582,193
5.40%, 04/01/48		432	388,257
Honda Motor Co. Ltd., 2.53%, 03/10/27		188	185,518
Jaguar Land Rover Automotive PLC, 5.50%, 07/15/29(d)		200	198,458
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(d)		312	309,115

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobiles (continued)
Nissan Motor Acceptance Co. LLC
6.13%, 09/30/30(d)	USD	111	$ 109,115
Nissan Motor Co. Ltd.
4.81%, 09/17/30(d)		250	232,834
7.75%, 07/17/32(d)		200	207,291
6.38%, 07/17/33(a)	EUR	874	1,019,405
Toyota Motor Corp.
5.12%, 07/13/28	USD	333	337,429
2.76%, 07/02/29		296	282,015
			15,367,682
Banks — 1.7%
ABN AMRO Bank NV, 4.63%, 11/08/30(a)	GBP	3,300	4,309,284
Alinma Sukuk Ltd., 5.87%, 01/23/36(a)	USD	1,714	1,702,499
Associated Banc-Corp, 6.46%, 08/29/30		377	388,004
Australia & New Zealand Banking Group Ltd., (3-mo. BBSW + 1.25%), 5.69%, 02/23/37(b)	AUD	1,500	1,038,078
Axis Bank Ltd./Gandhinagar, 5.35%, 06/30/31(a)	USD	2,600	2,612,714
Banco Bilbao Vizcaya Argentaria SA
7.88%, 11/15/34		200	227,286
6.03%, 03/13/35		600	623,339
Banco Espirito Santo SA
2.63%, 05/08/17(a)(f)(g)	EUR	400	100,549
4.75%, 01/15/18(a)(f)(g)		2,200	553,018
4.00%, 01/21/19(a)(f)(g)		6,300	1,583,644
Banco Santander SA
4.25%, 04/11/27	USD	1,000	998,829
5.29%, 08/18/27		200	201,500
5.37%, 07/15/28		2,000	2,016,065
3.31%, 06/27/29		400	385,332
5.54%, 03/14/30		700	713,303
3.49%, 05/28/30		200	190,406
4.63%, 11/17/30(a)	GBP	3,300	4,328,174
2.75%, 12/03/30	USD	600	544,176
4.87%, 04/15/31		600	596,589
3.23%, 11/22/32		200	180,985
6.92%, 08/08/33		1,000	1,085,719
5.13%, 11/06/35		200	196,088
5.44%, 04/15/36		200	200,072
Bank of America Corp.
3.71%, 04/24/28		3,903	3,876,537
4.38%, 04/27/28		359	358,620
3.42%, 12/20/28		6,755	6,642,087
2.09%, 06/14/29		234	222,830
4.27%, 07/23/29		543	538,717
5.82%, 09/15/29		5,455	5,582,235
3.19%, 07/23/30		100	95,575
1.92%, 10/24/31		5,675	5,035,564
2.97%, 02/04/33		7,210	6,508,074
4.57%, 04/27/33		13	12,743
5.87%, 09/15/34		808	844,526
5.47%, 01/23/35		319	325,244
2.48%, 09/21/36		2,107	1,837,277
5.05%, 02/06/37		1,956	1,926,410
3.85%, 03/08/37		852	791,790
5.49%, 04/23/37		3,280	3,267,025
5.88%, 02/07/42		309	320,706
3.31%, 04/22/42		1,948	1,510,117
5.00%, 01/21/44		291	273,753
4.44%, 01/20/48		235	200,104
3.95%, 01/23/49		841	659,394
4.33%, 03/15/50		25	20,636
Series N, 2.65%, 03/11/32		51	46,237
Security		Par (000)	Value
Banks (continued)
Bank of America Corp.
Series N, 3.48%, 03/13/52	USD	421	$ 299,745
Bank of East Asia Ltd. (The), 5.38%, 05/13/32(a)		1,165	1,166,381
Bank of Montreal
5.00%, 01/27/29		10	10,064
4.64%, 09/10/30		593	591,363
4.35%, 09/22/31		56	55,107
3.09%, 01/10/37		317	284,305
Series J, 4.44%, 01/14/32		93	91,404
Bank of Nova Scotia (The)
4.34%, 09/15/31		672	658,692
4.81%, 02/02/34		840	827,072
BNP Paribas SA, 3.74%, 04/20/34(a)	EUR	4,800	5,469,506
BPCE SA
5.18%, 06/02/32(d)	USD	339	338,439
5.77%, 06/02/37(d)		1,654	1,657,857
Canadian Imperial Bank of Commerce
4.86%, 03/30/29		79	79,308
5.26%, 04/08/29		90	91,421
5.25%, 01/13/31		122	123,845
6.09%, 10/03/33		396	420,935
Citibank N.A.
4.58%, 05/29/27		443	443,952
4.84%, 08/06/29		1,106	1,114,820
Citigroup, Inc.
4.66%, 05/24/28		1,890	1,891,496
4.13%, 07/25/28		104	102,918
3.52%, 10/27/28		711	701,379
4.08%, 04/23/29		3,197	3,167,080
4.54%, 09/19/30		97	96,319
2.98%, 11/05/30		3,190	3,012,193
2.67%, 01/29/31		2,214	2,055,086
2.57%, 06/03/31		17	15,620
4.50%, 09/11/31		401	395,780
3.06%, 01/25/33		3,305	2,994,207
5.59%, 11/19/34		2,328	2,356,983
5.83%, 02/13/35		1,842	1,877,453
5.17%, 09/11/36		1,387	1,379,271
8.13%, 07/15/39		52	65,068
5.41%, 09/19/39		2,114	2,089,854
5.32%, 03/26/41		636	627,601
5.88%, 01/30/42		413	427,171
5.30%, 05/06/44		375	352,110
Series MTN, 5.92%, 12/11/30(b)		21,220	20,141,345
Citizens Financial Group, Inc.
5.84%, 01/23/30		100	102,495
5.72%, 07/23/32		379	389,000
6.65%, 04/25/35		36	38,767
5.30%, 01/29/36		724	716,950
5.64%, 05/21/37		105	105,701
Cooperatieve Rabobank UA
5.25%, 05/24/41		156	153,687
5.75%, 12/01/43		523	517,897
Fifth Third Bancorp
4.06%, 04/25/28		150	149,347
6.34%, 07/27/29		55	56,837
4.77%, 07/28/30		636	635,086
4.90%, 09/06/30		78	78,116
8.25%, 03/01/38		428	521,967
First Citizens BancShares, Inc.
5.60%, 09/05/35		879	863,070

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
First Citizens BancShares, Inc.
6.25%, 03/12/40	USD	6,414	$ 6,320,245
FNB Corp., 5.72%, 12/11/30		375	378,041
HSBC Bank U.S.A. N.A., 5.63%, 08/15/35		1,161	1,192,826
HSBC Holdings PLC
4.76%, 06/09/28		652	652,813
2.01%, 09/22/28		3,123	3,026,109
5.13%, 11/19/28		220	221,456
4.58%, 06/19/29		1,001	998,045
2.21%, 08/17/29		475	450,406
5.55%, 03/04/30		689	701,257
4.71%, 05/12/30		245	243,958
3.97%, 05/22/30		291	283,914
5.24%, 05/13/31		1,451	1,466,885
4.62%, 11/06/31		200	197,159
5.73%, 05/17/32		1,119	1,153,920
(3-mo. BBSW + 1.25%), 5.70%, 05/26/32(a)(b)	AUD	3,700	2,567,331
5.40%, 08/11/33	USD	254	257,271
6.25%, 03/09/34		485	513,638
5.21%, 05/12/34		2,194	2,186,182
7.40%, 11/13/34		1,993	2,216,339
5.87%, 11/18/35		232	237,490
6.50%, 05/02/36		899	953,706
5.28%, 03/10/37		1,944	1,921,395
6.80%, 06/01/38		753	823,414
HSBC U.S.A., Inc., 4.65%, 06/03/28		261	261,753
Huntington Bancshares, Inc.
5.71%, 02/02/35		225	230,191
2.49%, 08/15/36		599	516,806
5.61%, 01/28/41		556	545,105
ING Groep NV
4.55%, 10/02/28		571	570,907
5.34%, 03/19/30		350	355,452
5.07%, 03/25/31		437	440,497
5.55%, 03/19/35		791	805,806
5.53%, 03/25/36		262	266,053
Series VAR, 4.80%, 03/23/32		218	216,540
JPMorgan Chase & Co.
2.95%, 02/24/28		285	282,141
5.57%, 04/22/28		3,810	3,841,763
6.09%, 10/23/29		407	419,393
3.70%, 05/06/30		3,865	3,758,830
5.00%, 07/22/30		940	946,365
2.74%, 10/15/30		817	767,350
2.96%, 05/13/31		670	625,564
4.26%, 10/22/31		2,406	2,352,109
1.76%, 11/19/31		8,559	7,538,947
5.72%, 09/14/33		121	124,879
5.35%, 06/01/34		5,390	5,480,462
6.25%, 10/23/34		166	177,669
5.77%, 04/22/35		87	90,490
5.57%, 04/22/36		5,482	5,635,704
5.58%, 07/23/36		1,728	1,754,253
4.81%, 10/22/36		1,117	1,085,996
3.11%, 04/22/41		66	50,908
5.60%, 07/15/41		599	609,234
3.16%, 04/22/42		308	234,248
5.63%, 08/16/43		230	232,561
4.26%, 02/22/48		1,358	1,123,233
4.03%, 07/24/48		100	79,742
3.96%, 11/15/48		603	474,112
Security		Par (000)	Value
Banks (continued)
Keybank National Association, 5.00%, 01/26/33	USD	1,300	$ 1,286,627
Lehman Brothers Holdings Capital Trust VII, 5.86% (f)(g)(h)(p)		1,888	—
Lloyds Banking Group PLC
4.38%, 03/22/28		3,855	3,843,720
4.55%, 08/16/28		1,263	1,261,487
7.95%, 11/15/33		459	520,381
5.68%, 01/05/35		388	398,701
5.59%, 11/26/35		200	204,077
5.30%, 12/01/45		232	217,830
3.37%, 12/14/46		718	526,556
M&T Bank Corp.
5.05%, 01/27/34		138	136,823
5.40%, 07/30/35		594	592,936
5.30%, 04/18/36		372	368,567
Macquarie Bank Ltd., (3-mo. BBSW + 1.32%), 5.77%, 08/20/36(a)(b)	AUD	3,190	2,204,820
Manufacturers & Traders Trust Co., 4.76%, 07/06/28	USD	708	709,048
Mitsubishi UFJ Financial Group, Inc.
4.08%, 04/19/28		1,702	1,696,037
5.02%, 07/20/28		866	870,125
4.05%, 09/11/28		107	105,926
3.20%, 07/18/29		615	588,510
5.16%, 04/24/31		1,637	1,654,122
2.31%, 07/20/32		675	595,029
2.49%, 10/13/32		882	781,064
5.13%, 07/20/33		351	352,630
5.47%, 09/13/33		200	204,362
5.44%, 02/22/34		200	204,023
5.43%, 04/17/35		500	507,200
5.19%, 09/12/36		1,293	1,284,283
3.75%, 07/18/39		463	393,314
Mizuho Financial Group, Inc.
3.17%, 09/11/27		251	247,316
5.41%, 09/13/28		477	481,994
4.25%, 09/11/29		269	266,705
5.38%, 07/10/30		578	587,472
3.15%, 07/16/30		261	248,932
2.20%, 07/10/31		2,232	2,014,077
2.26%, 07/09/32		401	353,245
(Secured Overnight Financing Rate + 1.08%), 07/13/32(b)(c)		3,000	3,002,820
5.75%, 07/06/34		226	234,027
5.32%, 07/08/36		400	401,106
Morgan Stanley Private Bank N.A., 4.47%, 11/19/31		1,038	1,020,230
National Australia Bank Ltd., 6.56%, 05/12/41	AUD	3,000	2,142,706
National Bank of Canada, 4.50%, 10/10/29	USD	261	259,582
NatWest Group PLC
3.07%, 05/22/28		416	410,703
5.08%, 01/27/30		200	201,303
4.45%, 05/08/30		1,570	1,555,156
4.96%, 08/15/30		328	328,973
6.48%, 06/01/34		666	690,457
5.78%, 03/01/35		200	207,396
3.03%, 11/28/35		251	230,199
Pinnacle Bank/Nashville TN, 5.96%, 01/15/36		531	527,047
PNC Bank N.A., 4.05%, 07/26/28		311	307,397
PNC Financial Services Group, Inc. (The)
5.58%, 06/12/29		121	123,196
5.22%, 01/29/31		167	169,706

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
PNC Financial Services Group, Inc. (The)
2.31%, 04/23/32	USD	340	$ 303,137
4.81%, 10/21/32		981	976,678
4.63%, 06/06/33		729	709,444
6.88%, 10/20/34		141	155,668
5.68%, 01/22/35		1,239	1,276,797
5.40%, 07/23/35		354	358,633
5.42%, 01/25/41		764	750,585
Regions Bank/Birmingham AL, 6.45%, 06/26/37		250	266,606
Regions Financial Corp., 7.38%, 12/10/37		100	113,772
Royal Bank of Canada
3.63%, 05/04/27		169	168,084
4.24%, 08/03/27		3,768	3,765,496
5.20%, 08/01/28		33	33,517
4.52%, 10/18/28		130	130,008
4.50%, 08/06/29		145	144,518
4.65%, 10/18/30		1,032	1,029,667
4.97%, 05/02/31		725	730,079
4.70%, 08/06/31		315	313,530
4.31%, 11/03/31		72	70,586
5.00%, 02/01/33		572	575,963
Santander Holdings U.S.A., Inc.
5.47%, 03/20/29		100	100,967
6.57%, 06/12/29		100	103,050
5.35%, 09/06/30		568	573,001
5.74%, 03/20/31		228	232,872
Santander UK Group Holdings PLC
4.86%, 09/11/30		419	418,670
2.90%, 03/15/32		290	263,815
Sumitomo Mitsui Financial Group, Inc.
3.54%, 01/17/28		1,731	1,706,440
3.94%, 07/19/28		282	278,848
2.47%, 01/14/29		587	557,140
3.04%, 07/16/29		1,007	958,052
5.71%, 01/13/30		640	658,701
5.42%, 07/09/31		2,134	2,181,481
(Secured Overnight Financing Rate + 1.05%), 07/07/32(b)(c)		2,475	2,475,104
5.77%, 01/13/33		1,347	1,401,789
5.56%, 07/09/34		847	868,035
5.33%, 03/03/41		212	206,406
5.84%, 07/09/44		154	154,484
5.80%, 07/08/46		228	224,443
Texas Capital Bancshares, Inc., 5.30%, 02/27/32		2,300	2,276,209
Toronto-Dominion Bank (The)
5.16%, 01/10/28		248	250,542
4.86%, 01/31/28		1,424	1,430,473
5.30%, 01/30/32		468	478,133
4.87%, 04/22/33		18	17,867
5.15%, 09/10/34		2,955	2,963,490
Truist Bank, 4.14%, 10/23/29		400	395,323
Truist Financial Corp.
1.13%, 08/03/27		273	263,661
7.16%, 10/30/29		647	681,457
5.07%, 05/20/31		201	202,874
5.15%, 08/05/32		430	433,192
4.92%, 07/28/33		328	321,537
5.87%, 06/08/34		90	93,626
5.71%, 01/24/35		1,690	1,740,158
Series I, 5.28%, 04/23/37		226	223,813
Security		Par (000)	Value
Banks (continued)
U.S. Bancorp
4.55%, 07/22/28	USD	1,506	$ 1,506,222
5.10%, 07/23/30		106	107,303
4.48%, 01/26/32		1,763	1,736,688
4.97%, 07/22/33		58	57,472
4.84%, 02/01/34		1,045	1,031,120
5.84%, 06/12/34		377	393,081
2.49%, 11/03/36		1,076	936,694
5.72%, 05/20/41		359	360,147
Wachovia Corp., 5.50%, 08/01/35		200	202,241
Washington Mutual Escrow Bonds
0.00%(f)(g)(h)(p)		13,308	1
0.00%(f)(g)(h)(p)		11,911	1
0.00%(f)(g)(h)(p)		2,570	—
0.00%(f)(g)(h)(p)		3,115	—
Wells Fargo & Co.
4.30%, 07/22/27		3,385	3,382,700
3.53%, 03/24/28		547	542,993
5.71%, 04/22/28		2,362	2,383,247
3.58%, 05/22/28		5,028	4,985,975
5.57%, 07/25/29		66	67,115
2.88%, 10/30/30		475	447,131
2.57%, 02/11/31		2,132	1,973,836
4.48%, 04/04/31		1,556	1,539,229
5.15%, 04/23/31		36	36,378
3.35%, 03/02/33		3,952	3,632,859
4.90%, 07/25/33		1,689	1,678,282
5.61%, 04/23/36		1,634	1,674,884
4.89%, 09/15/36		359	350,244
5.61%, 01/15/44		306	294,714
4.65%, 11/04/44		1,480	1,258,710
3.90%, 05/01/45		953	754,678
4.40%, 06/14/46		981	795,671
4.75%, 12/07/46		100	85,132
5.43%, 01/23/47		308	295,824
5.01%, 04/04/51		603	540,362
Series W, 4.90%, 01/24/28		240	240,544
Wells Fargo Bank N.A.
5.95%, 08/26/36		250	262,406
5.85%, 02/01/37		689	714,877
Westpac Banking Corp.
6.82%, 11/17/33		378	412,565
4.11%, 07/24/34		849	827,972
5.62%, 11/20/35		168	169,383
3.02%, 11/18/36		1,040	928,540
2.96%, 11/16/40		403	298,268
6.09%, 02/12/41	AUD	2,630	1,814,853
3.13%, 11/18/41	USD	295	218,457
Zions Bancorp N.A.
3.25%, 10/29/29		328	309,563
6.82%, 11/19/35		269	283,054
			312,392,567
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36		777	756,262
Anheuser-Busch InBev Finance, Inc., 4.90%, 02/01/46		2,101	1,908,649
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29		638	641,383
5.00%, 06/15/34		313	316,155
5.88%, 06/15/35		359	383,818
5.45%, 01/23/39		686	697,626

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc.
8.00%, 11/15/39	USD	45	$ 56,100
4.95%, 01/15/42		1,415	1,334,644
5.55%, 01/23/49		121	118,867
4.75%, 04/15/58		100	86,728
5.80%, 01/23/59		984	1,001,920
Brown-Forman Corp., 4.75%, 04/15/33		185	182,889
Coca-Cola Co. (The)
2.13%, 09/06/29		690	646,042
2.00%, 03/05/31		725	650,964
1.38%, 03/15/31		1,093	953,552
5.00%, 05/13/34		311	318,366
4.20%, 03/25/50		137	113,322
5.30%, 05/13/54		448	431,861
5.40%, 05/13/64		726	699,925
Constellation Brands, Inc.
3.50%, 05/09/27		1,045	1,037,092
4.65%, 11/15/28		456	455,938
4.80%, 01/15/29		414	415,101
2.25%, 08/01/31		127	112,088
4.90%, 05/01/33		429	424,055
4.50%, 05/09/47		85	70,857
4.10%, 02/15/48		42	32,863
Keurig Dr Pepper, Inc.
4.35%, 05/15/28		1,389	1,382,616
5.05%, 03/15/29		1,680	1,692,405
3.20%, 05/01/30		1,111	1,045,138
2.25%, 03/15/31		210	186,674
5.30%, 03/15/34		531	532,351
Keurig Dr. Pepper, Inc., 4.50%, 11/15/45		100	82,581
Maple Parent Holdings Corp., 5.70%, 03/26/36(d)		156	157,934
Molson Coors Beverage Co.
4.90%, 07/08/31		296	295,597
5.50%, 07/08/36		138	138,703
5.00%, 05/01/42		347	315,441
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29		2,000	2,006,959
4.70%, 02/16/34		1,693	1,681,680
PepsiCo, Inc.
4.45%, 05/15/28		616	617,950
7.00%, 03/01/29		130	138,727
4.50%, 07/17/29		112	112,347
4.60%, 02/07/30		938	945,429
5.00%, 02/07/35		46	46,222
3.50%, 03/19/40		928	771,620
4.00%, 03/05/42		236	200,696
3.60%, 08/13/42		295	236,683
3.45%, 10/06/46		20	14,941
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, 04/30/29(d)		100	97,612
			26,547,373
Biotechnology — 0.2%
AbbVie, Inc.
4.65%, 03/15/28		1,438	1,444,185
4.25%, 11/14/28		100	99,646
3.20%, 11/21/29		100	95,754
4.95%, 03/15/31		994	1,008,087
4.40%, 03/15/33		936	915,842
4.75%, 03/15/36		1,570	1,536,003
4.30%, 05/14/36		26	24,547
4.63%, 10/01/42		104	94,105
Security		Par (000)	Value
Biotechnology (continued)
AbbVie, Inc.
4.40%, 11/06/42	USD	100	$ 87,913
5.35%, 03/15/44		994	971,058
4.85%, 06/15/44		611	560,828
4.75%, 03/15/45		1,191	1,075,390
4.88%, 11/14/48		2,241	2,013,817
5.50%, 03/15/64		589	566,459
Amgen, Inc.
3.20%, 11/02/27		100	98,473
5.15%, 03/02/28		1,123	1,133,702
4.05%, 08/18/29		1,411	1,389,470
4.20%, 02/19/31		484	474,603
2.00%, 01/15/32		777	671,437
3.35%, 02/22/32		999	927,007
6.38%, 06/01/37		595	650,163
6.40%, 02/01/39		246	265,907
4.95%, 10/01/41		515	479,768
5.15%, 11/15/41		493	468,946
5.65%, 06/15/42		597	596,374
4.40%, 05/01/45		310	262,628
4.66%, 06/15/51		2,319	1,970,318
4.88%, 03/01/53		74	64,403
5.65%, 03/02/53		162	157,675
4.40%, 02/22/62		869	679,883
Baxalta, Inc., 5.25%, 06/23/45		200	187,302
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)		3,344	3,360,720
Biogen, Inc.
5.05%, 01/15/31		554	560,605
5.75%, 05/15/35		258	268,879
5.20%, 09/15/45		143	132,421
3.15%, 05/01/50		300	195,335
Genmab A/S/Genmab Finance LLC, 7.25%, 12/15/33(d)		200	208,520
Gilead Sciences, Inc.
4.80%, 11/15/29		1,324	1,337,180
1.65%, 10/01/30		117	103,749
5.25%, 10/15/33		428	439,963
4.00%, 09/01/36		432	395,707
5.65%, 12/01/41		399	406,631
4.80%, 04/01/44		1,244	1,133,598
4.75%, 03/01/46		100	89,542
4.15%, 03/01/47		514	420,490
5.60%, 11/15/64		150	147,519
Grifols SA
7.13%, 05/01/30(a)	EUR	351	417,110
7.50%, 05/01/30(a)		238	283,336
			30,872,998
Broadline Retail — 0.4%
Alibaba Group Holding Ltd., ADR, 0.00%, 09/15/32(a)(m)(n)	USD	3,200	2,845,654
Amazon.com, Inc.
4.25%, 03/13/31		3,405	3,352,749
4.55%, 03/13/33		2,426	2,386,479
4.88%, 03/13/36		2,775	2,731,719
5.65%, 03/13/46		1,822	1,803,653
4.05%, 08/22/47		40	31,679
3.95%, 04/13/52		15,658	11,887,963
5.45%, 11/20/55		2,009	1,899,501
5.80%, 03/13/56		202	200,711
4.25%, 08/22/57		1,570	1,216,932
5.95%, 03/13/66		24,872	24,729,134

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Broadline Retail (continued)
Amazon.com, Inc.
6.05%, 03/13/76	USD	1,018	$ 1,014,923
Dufry One BV, 4.63%, 06/11/33(a)	EUR	303	348,867
eBay, Inc.
3.60%, 06/05/27	USD	619	613,600
4.25%, 03/06/29		407	402,331
2.60%, 05/10/31		254	228,909
5.13%, 11/06/35		374	368,911
Kohl’s Corp., 5.13%, 05/01/31		176	157,337
Nordstrom, Inc., 4.25%, 08/01/31		100	93,902
Prosus NV, 4.03%, 08/03/50(a)		200	141,000
Rakuten Group, Inc.
6.25%(d)(p)		203	192,131
9.75%, 04/15/29(a)		15,000	16,302,126
			72,950,211
Building Products — 0.0%
Builders FirstSource, Inc.
5.00%, 03/01/30(d)		132	129,400
6.38%, 03/01/34(d)		121	122,319
Carlisle Cos., Inc., 5.55%, 09/15/40		100	99,309
Carrier Global Corp.
2.72%, 02/15/30		68	63,582
5.90%, 03/15/34		803	846,615
Fortune Brands Innovations, Inc., 5.88%, 06/01/33		284	295,767
HT Troplast GmbH, 07/15/31(a)(c)	EUR	494	572,581
Johnson Controls International plc, 4.63%, 07/02/44	USD	112	99,425
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29		220	225,066
4.90%, 12/01/32		68	68,057
Masco Corp., 2.00%, 02/15/31		149	131,189
Owens Corning
5.70%, 06/15/34		406	419,640
7.00%, 12/01/36		44	49,434
4.30%, 07/15/47		135	109,817
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(d)		100	105,446
Standard Building Solutions, Inc.
6.50%, 08/15/32(d)		132	132,798
6.25%, 08/01/33(d)		112	111,221
Standard Industries, Inc., 4.38%, 07/15/30(d)		200	189,950
STL Holding Co. LLC, 8.75%, 02/15/29(d)		1,232	1,279,243
Trane Technologies Financing Ltd., 5.25%, 03/03/33		100	102,129
Trane Technologies Holdco, Inc., 5.75%, 06/15/43		225	231,297
			5,384,285
Capital Markets — 1.7%
Ameriprise Financial, Inc., 5.20%, 04/15/35		59	58,772
Ares Capital Corp.
5.88%, 03/01/29		100	100,792
5.95%, 07/15/29		288	290,894
5.25%, 04/12/31		1,299	1,262,103
5.80%, 03/08/32		212	210,082
Ares Strategic Income Fund
4.85%, 01/15/29		100	97,963
6.35%, 08/15/29		742	748,781
5.60%, 02/15/30		300	294,814
5.80%, 09/09/30		429	422,623
5.15%, 01/15/31		1,214	1,159,131
Security		Par (000)	Value
Capital Markets (continued)
Ares Strategic Income Fund
6.20%, 03/21/32	USD	491	$ 485,564
Aretec Group, Inc., 10.00%, 08/15/30(d)		60	63,200
Bank of New York Mellon Corp. (The)
5.80%, 10/25/28		2,511	2,554,681
3.30%, 08/23/29		779	748,773
4.98%, 03/14/30		76	76,652
4.60%, 07/26/30		307	306,970
5.06%, 07/22/32		13	13,154
6.47%, 10/25/34		195	212,047
5.61%, 07/21/39		582	593,665
Series J, 4.97%, 04/26/34		1,208	1,206,630
Blackstone Private Credit Fund
4.00%, 01/15/29		546	521,801
5.60%, 11/22/29		525	517,922
5.35%, 03/12/31		1,203	1,156,678
6.00%, 01/29/32		51	50,263
6.00%, 11/22/34		255	245,447
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30		192	188,608
4.95%, 02/15/36		23	22,323
Blackstone Secured Lending Fund
2.85%, 09/30/28		700	661,304
5.13%, 01/31/31		681	652,296
5.90%, 05/21/31		392	386,154
Blue Owl Capital Corp.
2.88%, 06/11/28		322	304,811
5.95%, 03/15/29		222	221,995
6.20%, 07/15/30		1,011	1,007,397
6.30%, 08/15/31		100	99,393
Blue Owl Credit Income Corp.
7.75%, 09/16/27		221	225,769
7.75%, 01/15/29		67	69,070
6.60%, 09/15/29		967	973,222
5.80%, 03/15/30		371	361,464
6.65%, 03/15/31		415	414,680
Blue Owl Finance LLC
3.13%, 06/10/31		439	385,946
6.25%, 04/18/34		596	583,511
Brookfield Asset Management Ltd.
4.65%, 11/15/30		454	448,066
5.30%, 01/15/36		418	407,517
Brookfield Capital Finance LLC, 6.09%, 06/14/33		1,178	1,235,673
Carlyle Group, Inc. (The), 5.05%, 09/19/35		162	155,089
Charles Schwab Corp. (The)
5.64%, 05/19/29		109	111,063
1.65%, 03/11/31		502	438,828
5.85%, 05/19/34		1,247	1,303,017
5.49%, 05/21/37		296	299,993
Citigroup Global Markets Holdings, Inc., Series Dmtn, 0.00%, 06/17/29(b)(d)		9,174	9,174,000
Deutsche Bank AG
6.72%, 01/18/29		3,224	3,320,856
6.82%, 11/20/29		841	879,727
3.73%, 01/14/32		1,022	956,453
3.04%, 05/28/32		228	207,523
3.74%, 01/07/33		792	726,059
7.08%, 02/10/34		254	274,190
FS KKR Capital Corp.
7.88%, 01/15/29		114	117,064
6.88%, 08/15/29		64	64,124

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
FS KKR Capital Corp.
6.13%, 01/15/31	USD	82	$ 78,832
Goldman Sachs Group, Inc. (The)
1.54%, 09/10/27		3,461	3,441,647
4.94%, 04/23/28		15,635	15,679,542
4.15%, 10/21/29		402	396,332
5.05%, 07/23/30		34	34,199
4.69%, 10/23/30		467	464,785
5.21%, 01/28/31		96	97,034
4.37%, 10/21/31		3,048	2,981,055
4.52%, 01/21/32		50	49,056
1.99%, 01/27/32		368	323,694
2.62%, 04/22/32		2,107	1,892,273
4.97%, 06/03/32		829	828,522
2.38%, 07/21/32		425	375,620
2.65%, 10/21/32		162	144,172
3.10%, 02/24/33		665	602,316
3.51%, 08/17/33(a)	EUR	14,540	16,501,646
5.09%, 04/20/34	USD	400	398,395
6.56%, 10/24/34		311	336,460
4.94%, 10/21/36		4,096	3,977,449
3.98%, 12/18/36(a)	EUR	7,900	9,041,235
5.43%, 06/03/37	USD	515	516,769
4.41%, 04/23/39		126	113,944
6.25%, 02/01/41		3,369	3,587,255
5.39%, 02/02/41		2,464	2,400,229
3.21%, 04/22/42		19	14,354
5.15%, 05/22/45		100	91,130
GS Finance Corp.
0.00%, 05/14/31(a)(b)(d)	EUR	13,954	15,943,840
Series MTN, 5.95%, 01/15/31(b)	USD	44,740	43,017,778
Series MTN, 6.11%, 02/17/31(b)		12,097	11,698,924
Series MTN, 7.35%, 02/17/31(b)		25,124	24,429,095
Intercontinental Exchange, Inc.
3.63%, 09/01/28		1,086	1,065,618
3.75%, 09/21/28		100	98,152
4.35%, 06/15/29		518	513,643
2.10%, 06/15/30		566	513,479
4.60%, 03/15/33		608	595,750
2.65%, 09/15/40		175	126,730
3.00%, 09/15/60		750	439,706
5.20%, 06/15/62		236	213,654
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(d)		249	242,697
7.13%, 04/30/31(d)		91	94,090
6.13%, 11/01/32(d)		49	49,010
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(d)		200	193,113
Jefferies Financial Group, Inc.
2.63%, 10/15/31		253	220,375
6.20%, 04/14/34		68	69,599
6.25%, 01/15/36		652	665,728
6.50%, 01/20/43		359	360,495
KKR & Co., Inc., 5.10%, 08/07/35		95	91,901
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17(f)(g)(h)		7,360	1
LPL Holdings, Inc.
5.70%, 05/20/27		271	273,062
6.00%, 05/20/34		370	378,487
5.65%, 03/15/35		125	124,228
5.75%, 06/15/35		100	100,095
Mirae Asset Securities Co. Ltd., 07/06/29(a)(c)		2,635	2,633,393
Security		Par (000)	Value
Capital Markets (continued)
Moody’s Corp.
5.00%, 08/05/34	USD	100	$ 100,021
5.25%, 07/15/44		369	348,526
Morgan Stanley
5.16%, 04/20/29		2,626	2,646,699
5.45%, 07/20/29		229	232,031
5.04%, 07/19/30		8,086	8,142,398
5.23%, 01/15/31		4,326	4,374,793
2.94%, 01/21/33		6,151	5,530,924
5.25%, 04/21/34		644	648,054
6.63%, 11/01/34		1,430	1,551,787
5.47%, 01/18/35		702	712,658
5.66%, 04/17/36		3,809	3,910,286
4.10%, 05/22/36	EUR	8,623	10,042,688
2.48%, 09/16/36	USD	1,450	1,257,859
3.75%, 11/07/36	EUR	2,420	2,726,402
5.30%, 04/10/37	USD	385	383,087
5.30%, 04/20/37		285	283,832
5.94%, 02/07/39		780	804,381
5.31%, 01/18/41		530	516,528
3.22%, 04/22/42		291	222,198
6.38%, 07/24/42		1,409	1,532,350
4.30%, 01/27/45		237	199,767
5.90%, 03/13/47		70	70,748
5.60%, 03/24/51		397	389,239
Series I, 4.36%, 10/22/31		518	506,467
Series I, 4.89%, 10/22/36		152	147,204
Morgan Stanley Finance LLC
0.00%, 05/08/31(b)(d)	EUR	22,812	25,706,598
Series 2330, 0.00%, 02/02/29(a)(m)(n)	USD	700	835,450
MSCI, Inc.
3.63%, 09/01/30(d)		7,909	7,481,823
3.88%, 02/15/31(d)		4,529	4,288,867
5.25%, 09/01/35		1,414	1,384,081
5.15%, 03/15/36		3,810	3,688,009
NH Investment & Securities Co. Ltd., 5.00%, 06/29/31(a)		2,280	2,267,620
Nomura Holdings, Inc.
3.10%, 01/16/30		216	203,038
2.61%, 07/14/31		655	584,441
5.04%, 06/10/36		1,708	1,668,032
Northern Trust Corp., 5.12%, 11/19/40		358	350,023
Osaic Holdings, Inc., 6.75%, 08/01/32(d)		157	157,269
Raymond James Financial, Inc.
4.90%, 09/11/35		191	186,260
4.95%, 07/15/46		245	218,856
3.75%, 04/01/51		105	76,305
S&P Global, Inc.
2.95%, 03/01/29		549	527,151
4.25%, 05/01/29		49	48,642
1.25%, 08/15/30		165	144,113
4.25%, 01/15/31(d)		891	872,434
5.25%, 09/15/33		225	229,632
4.80%, 12/04/35(d)		122	118,970
3.90%, 03/01/62		100	72,063
State Street Corp.
5.16%, 05/18/34		502	507,305
3.03%, 11/01/34		2,006	1,884,653
6.12%, 11/21/34		591	622,657
5.09%, 04/24/37		31	30,720
StoneX Escrow Issuer LLC, 6.88%, 07/15/32(d)		100	102,837
StoneX Group, Inc., 7.88%, 03/01/31(d)		10	10,500

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
TPG Operating Group II LP
4.88%, 05/15/31	USD	120	$ 118,306
5.88%, 03/05/34		346	351,135
5.38%, 01/15/36		17	16,543
UBS AG
4.30%, 03/16/29		312	310,728
4.68%, 11/29/30		310	309,458
UBS Group AG
0.63%, 01/18/33(a)	EUR	4,749	4,504,225
4.88%, 05/15/45	USD	256	232,705
			315,989,551
Chemicals — 0.9%
Air Products & Chemicals, Inc.
2.05%, 05/15/30		100	91,083
2.70%, 05/15/40		246	182,044
Avient Corp., 7.13%, 08/01/30(d)		70	71,288
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(d)		690	716,750
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(d)		150	149,556
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2
6.50%, 06/15/33(a)	EUR	386	444,293
7.13%, 06/15/33(d)	USD	274	276,665
Brenntag Finance BV, 3.38%, 10/02/31(a)	EUR	7,500	8,466,143
Celanese U.S. Holdings LLC
7.33%, 07/15/29	USD	224	234,145
7.55%, 11/15/30		156	165,355
7.00%, 02/15/31		74	76,165
7.38%, 07/15/32		151	158,817
7.38%, 02/15/34		42	43,392
CF Industries, Inc., 4.95%, 06/01/43		475	427,790
Chemours Co. (The), 7.88%, 03/15/34(d)		284	285,384
Dow Chemical Co. (The)
7.38%, 11/01/29		100	107,636
2.10%, 11/15/30		171	151,035
5.15%, 02/15/34		138	135,353
4.25%, 10/01/34		506	459,214
9.40%, 05/15/39		5,569	7,231,740
5.25%, 11/15/41		200	180,192
4.38%, 11/15/42		1,990	1,604,847
5.55%, 11/30/48		702	622,695
3.60%, 11/15/50		8,647	5,733,351
6.90%, 05/15/53		714	745,749
5.95%, 03/15/55		23,868	22,176,216
DuPont de Nemours, Inc., 4.73%, 11/15/28		1,201	1,200,428
Eastman Chemical Co.
4.50%, 02/20/31		85	83,381
5.63%, 02/20/34		216	219,922
4.80%, 09/01/42		106	94,344
4.65%, 10/15/44		80	68,379
Ecolab, Inc.
4.60%, 06/15/29		615	615,929
1.30%, 01/30/31		869	749,260
5.15%, 06/15/33		255	258,514
5.00%, 09/01/35		107	106,656
5.35%, 06/15/36		101	102,728
3.95%, 12/01/47		100	79,603
FIS Fabbrica Italiana Sintetici SpA, (3-mo. EURIBOR + 3.25%), 5.40%, 02/05/31(a)(b)	EUR	138	159,208
Security		Par (000)	Value
Chemicals (continued)
FMC Corp.
8.00%, 06/01/31(d)	USD	29,333	$ 30,529,477
5.65%, 05/18/33		100	89,695
Huntsman International LLC
4.50%, 05/01/29		91	88,873
2.95%, 06/15/31		43	38,650
INEOS Finance PLC
7.50%, 04/15/29(d)		139	135,141
7.25%, 03/31/31(a)	EUR	194	211,041
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	USD	358	356,760
Italmatch Chemicals SpA, (3-mo. EURIBOR + 4.13%), 6.42%, 02/05/31(a)(b)	EUR	311	358,591
Itelyum Regeneration SpA, 5.75%, 04/15/30(a)		234	271,069
K+S AG, 0.63%, 06/16/31(a)(m)		200	227,546
Lubrizol Corp. (The), 6.50%, 10/01/34	USD	227	251,148
Lune Holdings S.a.r.l., 5.63%, 11/15/28(a)	EUR	316	3,611
LYB International Finance BV, 5.25%, 07/15/43	USD	11	9,693
LYB International Finance III LLC
5.63%, 05/15/33		115	115,901
5.50%, 03/01/34		187	185,403
5.88%, 01/15/36		25,369	25,437,724
3.38%, 10/01/40		509	372,879
4.20%, 10/15/49		25,481	18,529,715
3.63%, 04/01/51		22,872	15,107,554
LyondellBasell Industries NV, 4.63%, 02/26/55		4,063	3,099,527
Methanex Corp., 5.13%, 10/15/27		310	309,692
Monitchem HoldCo 3 SA, 07/15/31(a)(c)	EUR	565	643,061
Mosaic Co. (The)
5.45%, 11/15/33	USD	207	209,503
5.63%, 11/15/43		200	190,061
Nouryon Finance BV, 07/15/31(a)(c)	EUR	320	371,469
NOVA Chemicals Corp., 9.00%, 02/15/30(d)	USD	230	240,772
Nutrien Ltd.
5.20%, 06/21/27		165	165,939
2.95%, 05/13/30		452	424,166
5.25%, 03/12/32		355	360,895
4.13%, 03/15/35		475	436,722
5.63%, 12/01/40		105	104,797
6.13%, 01/15/41		194	202,743
4.90%, 06/01/43		100	90,108
OCP SA, 6.75%, 05/02/34(a)		5,089	5,352,855
Olin Corp., 6.63%, 04/01/33(d)		83	81,956
Olympus Water U.S. Holding Corp.
6.25%, 10/01/29(d)		200	197,175
6.13%, 02/15/33(a)	EUR	339	389,742
7.25%, 02/15/33(d)	USD	200	197,793
Sasol Financing U.S.A. LLC, 8.75%, 05/03/29(a)		281	292,409
SCIH Salt Holdings, Inc., 4.88%, 05/01/28(d)		225	221,960
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29		51	49,933
Sherwin-Williams Co. (The)
4.55%, 03/01/28		371	370,967
4.30%, 08/15/28		283	281,505
2.95%, 08/15/29		291	277,181
4.80%, 09/01/31		100	100,125
4.00%, 12/15/42		200	162,557
4.55%, 08/01/45		100	85,633
4.50%, 06/01/47		151	126,978
SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/29(d)		100	98,052
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC, 07/15/33(a)(c)	EUR	329	378,713

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
Westlake Corp.
5.55%, 11/15/35	USD	33	$ 32,712
2.88%, 08/15/41		799	549,258
WR Grace Holdings LLC, 7.00%, 08/01/33(d)		204	198,647
			163,291,327
Commercial Services & Supplies — 0.1%
ADT Security Corp. (The)
4.13%, 08/01/29(d)		105	100,673
5.88%, 10/15/33(d)		100	98,237
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(d)		411	409,190
6.88%, 06/15/30(d)		108	110,980
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.88%, 06/01/28(a)	GBP	200	263,559
Amber Finco PLC, 6.63%, 07/15/29(a)	EUR	314	371,658
Biffa Group Holdings Ltd.
5.25%, 06/15/31(a)		388	444,455
7.38%, 06/15/31(a)	GBP	129	172,518
Brink’s Co. (The), 6.50%, 06/15/29(d)	USD	108	110,162
Clarivate Science Holdings Corp., 3.88%, 07/01/28(d)		163	156,755
Covanta Holding Corp., 4.88%, 12/01/29(d)		585	557,957
EC Finance PLC, 3.25%, 10/15/26(a)	EUR	795	904,592
Garda World Security Corp.
8.25%, 08/01/32(d)	USD	162	165,779
8.38%, 11/15/32(d)		141	144,251
GEO Group, Inc. (The), 8.63%, 04/15/29		224	233,357
GFL Environmental, Inc.
4.75%, 06/15/29(d)		247	243,071
6.75%, 01/15/31(d)		100	102,878
Kapla Holding SAS
5.00%, 04/30/31(a)	EUR	1,743	2,001,524
5.13%, 04/30/32(a)		214	246,066
(3-mo. EURIBOR + 3.00%), 5.20%, 04/30/33(a)(b)		413	477,082
Loxam SAS, 4.25%, 02/15/31(a)		520	592,610
Luna 2.5 S.a.r.l., 5.50%, 07/01/32(a)		717	830,793
Madison IAQ LLC, 4.13%, 06/30/28(d)	USD	88	86,571
Multiversity SpA, 7.13%, 05/17/31(a)	EUR	351	416,238
Paprec Holding SA
4.13%, 07/15/30(a)		100	113,953
4.50%, 07/15/32(a)		692	790,931
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(d)	USD	19	18,612
RB Global Holdings, Inc., 6.75%, 03/15/28(d)		100	101,338
Republic Services, Inc.
4.88%, 04/01/29		18	18,164
5.00%, 11/15/29		514	520,533
5.70%, 05/15/41		138	142,526
Waste Connections, Inc., 5.00%, 03/01/34		683	683,335
Waste Management, Inc.
1.15%, 03/15/28		123	116,576
2.00%, 06/01/29		1,717	1,602,622
1.50%, 03/15/31		883	767,398
2.95%, 06/01/41		375	282,764
Williams Scotsman, Inc.
4.63%, 08/15/28(d)		229	226,945
6.63%, 06/15/29(d)		39	39,817
			14,666,470
Security		Par (000)	Value
Communications Equipment — 0.0%
Cisco Systems, Inc.
4.55%, 02/24/28	USD	1,424	$ 1,429,219
5.05%, 02/26/34		867	874,335
5.10%, 02/24/35		139	140,416
5.90%, 02/15/39		36	38,188
5.50%, 01/15/40		907	923,974
5.50%, 02/24/55		175	170,900
5.35%, 02/26/64		389	363,750
Juniper Networks, Inc., 2.00%, 12/10/30		457	402,290
Motorola Solutions, Inc.
2.75%, 05/24/31		300	272,536
5.60%, 06/01/32		579	595,855
5.55%, 08/15/35		73	74,309
Viasat, Inc., 5.63%, 04/15/27(d)		156	155,846
			5,441,618
Construction & Engineering — 0.1%
Cellnex Finance Co. SA, 3.88%, 01/19/36(a)	EUR	1,700	1,919,058
China City Construction International Co. Ltd., 0.00%, 07/03/17(a)(f)(g)(h)	CNH	340	—
IHS Holding Ltd.
6.25%, 11/29/28(d)	USD	200	199,188
8.25%, 11/29/31(a)		859	898,944
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(a)		8,800	8,916,160
Vinci SA, Series ADP, 0.75%, 03/04/31(a)(m)	EUR	800	897,052
			12,830,402
Construction Materials — 0.0%
Martin Marietta Materials, Inc.
3.45%, 06/01/27	USD	807	799,351
2.40%, 07/15/31		755	672,203
4.25%, 12/15/47		101	82,279
Quikrete Holdings, Inc.
6.38%, 03/01/32(d)		254	259,379
6.75%, 03/01/33(d)		219	223,244
Sonder Holdings, Inc., (7.00% PIK), 7.00%, 12/10/27(f)(g)(h)(o)		10,986	1
Vulcan Materials Co.
3.50%, 06/01/30		478	457,295
4.70%, 03/01/48		203	177,439
			2,671,191
Consumer Finance — 0.4%
Ally Financial, Inc.
6.99%, 06/13/29		77	79,841
8.00%, 11/01/31		278	309,619
8.00%, 11/01/31		906	1,004,671
5.55%, 07/31/33		179	177,522
6.18%, 07/26/35		54	54,888
6.65%, 01/17/40		120	118,704
American Express Co.
3.30%, 05/03/27		328	325,357
5.04%, 07/26/28		1,560	1,568,869
4.05%, 05/03/29		152	150,559
5.28%, 07/27/29		43	43,569
5.53%, 04/25/30		329	336,308
6.49%, 10/30/31		240	255,977
4.99%, 05/26/33		207	205,864
5.04%, 05/01/34		1,614	1,616,606
5.92%, 04/25/35		308	320,171
4.80%, 10/24/36		1,027	994,510
5.41%, 02/08/41		100	99,849

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
BCP V Modular Services Finance II PLC
4.75%, 11/30/28(a)	EUR	881	$ 951,382
6.13%, 11/30/28(a)	GBP	151	188,501
6.50%, 07/10/31(a)	EUR	1,732	1,711,812
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(a)		565	415,067
Capital One Financial Corp.
3.80%, 01/31/28	USD	1,612	1,592,032
6.31%, 06/08/29		275	282,779
5.46%, 07/26/30		306	311,022
2.36%, 07/29/32		128	111,114
7.96%, 11/02/34		1,972	2,267,911
5.88%, 07/26/35		285	293,115
6.18%, 01/30/36		585	598,370
Capital One N.A., 2.70%, 02/06/30		558	521,432
Caterpillar Financial Services Corp.
4.40%, 03/03/28		1,095	1,095,880
3.95%, 11/14/28		248	245,574
4.85%, 02/27/29		2,077	2,102,214
4.38%, 08/16/29		200	199,666
Series L, 4.50%, 05/15/31		200	199,054
Credit Acceptance Corp., 6.63%, 03/15/30(d)		177	177,282
Encore Capital Group, Inc., 4.25%, 06/01/28(a)	GBP	156	200,728
FirstCash, Inc.
4.63%, 09/01/28(d)	USD	122	119,936
5.63%, 01/01/30(d)		100	99,410
6.13%, 05/01/34(d)		125	124,417
Ford Motor Credit Co. LLC
5.13%, 11/05/26		1,562	1,563,839
4.27%, 01/09/27		1,566	1,561,407
5.92%, 03/20/28		3,385	3,426,559
5.30%, 09/06/29		871	867,772
5.88%, 11/07/29		800	809,623
6.05%, 03/05/31		1,330	1,349,945
6.05%, 11/05/31		539	545,638
7.12%, 11/07/33		1,188	1,263,718
5.87%, 10/31/35		666	652,089
General Motors Financial Co., Inc.
2.70%, 08/20/27		356	348,705
6.00%, 01/09/28		2,816	2,868,651
5.05%, 04/04/28		600	603,599
2.40%, 10/15/28		343	325,877
5.65%, 01/17/29		1,251	1,275,156
4.30%, 04/06/29		82	80,984
5.35%, 01/07/30		283	287,501
2.35%, 01/08/31		1,178	1,053,509
5.60%, 06/18/31		912	933,602
6.40%, 01/09/33		1,494	1,587,121
GGAM Finance Ltd., 6.88%, 04/15/29(d)		155	158,379
Hyundai Capital America
5.00%, 06/18/31(d)		182	181,713
5.25%, 06/21/33(d)		182	181,252
Kaspi.KZ JSC
6.25%, 03/26/30(a)		447	451,747
5.90%, 04/28/31(d)		200	199,779
Muangthai Capital PCL
6.88%, 09/30/28(a)		800	804,000
7.55%, 07/21/30(a)		2,000	2,035,000
Muthoot Finance Ltd., 5.75%, 08/04/30(a)		1,700	1,663,152
Shinhan Card Co. Ltd., (Secured Overnight Financing Rate + 0.82%), 4.46%, 12/24/29(a)(b)		2,775	2,767,896
Security		Par (000)	Value
Consumer Finance (continued)
Synchrony Financial
5.15%, 03/19/29	USD	6,664	$ 6,665,014
7.25%, 02/02/33		67	69,842
Toyota Motor Credit Corp.
5.05%, 05/16/29		1,061	1,076,442
4.45%, 06/29/29		218	217,715
4.55%, 08/09/29		208	207,920
1.65%, 01/10/31		808	710,043
4.65%, 09/03/32		292	288,916
4.80%, 01/05/34		256	253,804
Series B, 5.00%, 03/19/27		326	327,827
Series B, 4.55%, 05/14/31		1,009	1,000,641
Volkswagen Bank GmbH, 4.00%, 11/26/30(a)	EUR	1,500	1,728,536
Volkswagen Financial Services NV, 2.13%, 01/18/28(a)	GBP	3,300	4,200,706
			68,067,201
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.50%, 02/15/28(d)	USD	159	160,293
3.50%, 03/15/29(d)		77	73,149
4.88%, 02/15/30(d)		100	96,755
5.50%, 03/31/31(d)		131	127,999
5.63%, 03/31/32(d)		102	98,614
5.75%, 03/31/34(d)		100	95,235
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(a)	GBP	2,109	2,627,934
Boots Group Finco LP, 7.38%, 08/31/32(a)		298	408,146
Cesar SpA, 6.50%, 09/30/31(a)	EUR	500	584,440
Co-Operative Group Ltd., 8.25%, 12/15/31(a)	GBP	154	209,635
Dollar General Corp., 5.45%, 07/05/33	USD	312	317,111
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(d)		140	146,559
Kiko SpA, (3-mo. EURIBOR + 3.25%), 5.45%, 01/15/32(a)(b)	EUR	345	397,634
Kroger Co. (The), 5.40%, 07/15/40	USD	100	97,685
Ocado Group PLC
6.25%, 08/06/29(a)(m)	GBP	200	250,992
10.50%, 08/08/29(a)		178	243,983
Performance Food Group, Inc., 4.25%, 08/01/29(d)	USD	161	156,277
Picard Groupe SAS, 6.38%, 07/01/29(a)	EUR	463	545,964
Sysco Corp.
3.25%, 07/15/27	USD	950	939,367
2.40%, 02/15/30		243	223,748
5.10%, 09/23/30		21	21,201
4.40%, 07/25/31		166	161,925
6.00%, 01/17/34		703	739,154
5.40%, 03/23/35		45	45,200
5.38%, 09/21/35		188	187,366
4.95%, 03/25/36		112	107,790
6.60%, 04/01/40		209	226,051
4.85%, 10/01/45		64	55,873
4.45%, 03/15/48		153	124,527
Target Corp.
4.50%, 09/15/34		584	567,393
3.63%, 04/15/46		684	520,236
3.90%, 11/15/47		107	83,741
Walmart, Inc.
2.38%, 09/24/29		360	339,322
4.45%, 04/30/33		68	67,300
5.25%, 09/01/35		740	763,832

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc.
6.50%, 08/15/37	USD	266	$ 302,730
6.20%, 04/15/38		195	216,481
5.63%, 04/01/40		375	393,328
3.63%, 12/15/47		1,313	1,023,884
4.50%, 09/09/52		288	249,607
			13,998,461
Containers & Packaging — 0.1%
Amcor Finance U.S.A., Inc., 5.63%, 05/26/33		152	156,364
Amcor Group Finance PLC, 5.45%, 05/23/29		451	460,068
Ardagh Group SA
9.50%, 10/06/30(d)		100	106,886
9.50%, 12/01/30(a)		1,791	1,914,668
(5.50% Cash and 6.50% PIK), 11.00%, 12/01/30(d)(o)		4,582	4,375,961
(4.50% Cash and 7.50% PIK), 11.00%, 12/01/30(a)(o)	EUR	1,604	1,735,882
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC
3.00%, 09/01/29(a)		200	219,705
4.00%, 09/01/29(d)	USD	200	190,113
Ball Corp.
6.00%, 06/15/29		172	174,769
2.88%, 08/15/30		48	43,799
Berry Global, Inc.
5.80%, 06/15/31		106	109,914
5.65%, 01/15/34		313	320,415
Canpack Group, Inc./CANPACK SA, 6.00%, 05/15/31(d)		467	469,648
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		101	100,818
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/30(d)		476	468,290
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/31(d)		78	77,083
9.50%, 06/01/33(d)		211	216,142
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34		400	406,644
Sonoco Products Co., 4.60%, 09/01/29		655	651,045
Sword Purchaser LLC
7.25%, 04/15/33(a)	EUR	534	639,197
8.25%, 04/15/33(d)	USD	100	103,477
10.50%, 04/15/34(d)		129	134,960
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 05/15/30(d)		2,090	1,970,361
WestRock MWV LLC
8.20%, 01/15/30		154	170,684
7.95%, 02/15/31		603	676,007
WRKCo, Inc., 3.00%, 06/15/33		53	46,677
			15,939,577
Distributors — 0.0%
LKQ Corp., 6.25%, 06/15/33		257	265,795
Diversified Consumer Services — 0.0%
Match Group Holdings II LLC
4.63%, 06/01/28(d)		224	220,942
4.13%, 08/01/30(d)		67	63,057
Service Corp. International
3.38%, 08/15/30		140	129,866
5.75%, 10/15/32		107	107,431
United Rentals North America, Inc.
4.88%, 01/15/28		360	358,817
Security		Par (000)	Value
Diversified Consumer Services (continued)
United Rentals North America, Inc.
6.13%, 03/15/34(d)	USD	100	$ 102,518
Wand NewCo 3, Inc., 7.63%, 01/30/32(d)		139	143,772
			1,126,403
Diversified REITs — 0.2%
American Tower Corp., 5.45%, 02/15/34		9,910	10,061,589
Crown Castle, Inc.
2.90%, 03/15/27		354	350,136
4.30%, 02/15/29		622	614,777
5.60%, 06/01/29		92	94,048
4.90%, 09/01/29		199	199,699
3.10%, 11/15/29		263	249,338
2.50%, 07/15/31		1,517	1,347,868
5.80%, 03/01/34		389	399,687
4.75%, 05/15/47		100	84,679
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34		461	467,395
Equinix, Inc., 2.50%, 05/15/31		1,609	1,441,692
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/31		1,373	1,296,604
5.75%, 11/01/37		461	454,268
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(d)		170	163,341
Prologis LP
4.38%, 02/01/29		415	413,941
2.88%, 11/15/29		250	236,590
1.75%, 02/01/31		1,062	933,110
1.63%, 03/15/31		292	254,523
5.13%, 01/15/34		973	979,759
5.00%, 03/15/34		332	331,210
5.00%, 01/31/35		229	227,681
Trust 2401, 7.70%, 01/23/32(d)		2,008	2,143,922
Trust Fibra Uno, 7.70%, 01/23/32(a)		4,000	4,263,880
VICI Properties LP/VICI Note Co., Inc., 3.88%, 02/15/29(d)		6,787	6,593,941
Weyerhaeuser Co., 4.00%, 04/15/30		26	25,287
WP Carey, Inc., 5.38%, 06/30/34		212	214,336
			33,843,301
Diversified Telecommunication Services — 0.4%
Altice France SA
7.25%, 11/01/29(a)	EUR	616	709,722
5.63%, 07/15/32(a)		643	723,734
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(d)	USD	100	100,359
APLD ComputeCo LLC, 9.25%, 12/15/30(d)		195	210,363
AT&T Inc.
2.30%, 06/01/27		491	481,453
4.70%, 08/15/30		59	59,007
4.40%, 04/30/31		141	138,628
4.75%, 04/30/33		100	97,856
2.55%, 12/01/33		2,211	1,857,025
5.40%, 02/15/34		208	210,858
5.13%, 04/30/36		1,863	1,825,776
6.30%, 01/15/38		311	326,158
5.55%, 08/15/41		130	126,141
5.85%, 04/30/46		520	501,037
4.75%, 05/15/46		983	826,429
5.45%, 03/01/47		1,917	1,764,139
4.50%, 03/09/48		113	90,553
5.15%, 02/15/50		1,181	1,038,576
3.85%, 06/01/60		7,373	4,923,577
6.30%, 10/30/66		558	553,025

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Athomstart Invest 1083 AS, (3-mo. EURIBOR + 6.00%), 8.28%, 06/04/30(a)(b)(d)	EUR	1,400	$ 1,610,821
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33	USD	250	249,893
5.45%, 11/15/36		293	290,945
5.55%, 02/15/54		213	200,652
Black Pearl Compute LLC, 6.13%, 02/15/31(d)		113	114,448
Cdc Data Centres Australia Pty Ltd., Series mTN, (3-mo. BBSW + 2.40%), 6.87%, 06/12/56(b)	AUD	1,570	1,097,533
Cipher Compute LLC, 7.13%, 11/15/30(d)	USD	27	28,067
Comcast Corp.
4.25%, 10/15/30		100	98,037
4.95%, 05/15/32		98	98,271
4.25%, 01/15/33		170	161,909
7.05%, 03/15/33		592	657,636
6.45%, 03/15/37		217	232,703
6.95%, 08/15/37		431	474,339
3.90%, 03/01/38		1,068	904,537
4.60%, 10/15/38		238	215,011
4.75%, 03/01/44		1,055	885,025
4.00%, 03/01/48		466	335,982
4.05%, 11/01/52		1,855	1,300,246
5.35%, 05/15/53		828	713,946
4.95%, 10/15/58		2,203	1,761,822
2.65%, 08/15/62		1,828	886,919
5.50%, 05/15/64		100	85,533
Connect Finco S.a.r.l./Connect U.S. Finco LLC, 9.00%, 09/15/29(d)		200	210,449
Core Scientific Finance I LLC, 7.75%, 05/15/31(d)		265	268,725
Deutsche Telekom International Finance BV, 8.25%, 06/15/30		227	255,397
ELK Grove Village Property LLC, 7.50%, 06/15/31(d)		125	125,845
Iliad Holding SAS
7.00%, 10/15/28(d)		318	319,364
6.88%, 04/15/31(a)	EUR	817	982,245
Level 3 Financing, Inc.
6.88%, 06/30/33(d)	USD	373	383,220
8.50%, 01/15/36(d)		239	256,646
Meridian Arc Holdco LLC, 6.25%, 04/30/31(d)		4,039	4,048,047
NTT Finance Corp.
(Secured Overnight Financing Rate + 1.03%), 06/20/31(a)(b)(c)		2,600	2,597,764
11/01/38(a)(c)	EUR	2,210	2,541,931
Orange SA, 5.38%, 01/13/42	USD	260	251,241
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(d)		350	349,495
TDC Brands A/S, 8.00%, 04/30/31(a)	EUR	915	1,059,647
Telecom Argentina SA, 9.25%, 05/28/33(d)	USD	998	1,065,186
Telecommunications Co. Telekom Srbija AD Belgrade, 7.25%, 05/18/31(d)		200	199,500
Telefonica Emisiones SA
7.05%, 06/20/36		505	558,293
5.21%, 03/08/47		598	530,835
4.90%, 03/06/48		172	145,360
Telefonica Europe BV, 8.25%, 09/15/30		708	794,863
TELUS Corp., 3.40%, 05/13/32		303	275,810
United Group BV
5.25%, 02/01/30(a)	EUR	191	219,917
6.75%, 02/15/31(a)		535	636,196
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
United Group BV
(3-mo. EURIBOR + 3.25%), 5.53%, 01/31/33(a)(b)	EUR	269	$ 308,456
Uniti Services LLC, 7.50%, 10/15/33(d)	USD	212	223,104
Verizon Communications, Inc.
4.33%, 09/21/28		566	564,274
3.15%, 03/22/30		126	119,642
1.68%, 10/30/30		511	451,190
7.75%, 12/01/30		1,840	2,058,894
2.55%, 03/21/31		100	90,782
4.50%, 08/10/33		2,612	2,524,682
4.27%, 01/15/36		403	371,107
5.00%, 01/15/36		566	552,019
5.25%, 03/16/37		1,214	1,200,168
4.81%, 03/15/39		1,198	1,114,117
6.55%, 09/15/43		1,446	1,553,134
5.50%, 03/16/47		1,121	1,063,776
2.88%, 11/20/50		5,197	3,177,800
5.88%, 11/30/55		11	10,672
3.70%, 03/22/61		4,171	2,789,147
6.00%, 11/30/65		422	409,010
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(d)		472	497,750
WOM Chile Holdco SpA, (5.00% PIK), 5.00%, 04/01/32(d)(m)(o)		5,195	4,600,148
WOM Mobile SA, (11.00% Cash or 12.50% PIK), 11.00%, 04/01/31(d)(o)		223	230,131
WULF Compute LLC, 7.75%, 10/15/30(d)		157	164,905
Zayo Group Holdings, Inc., (9.25% Cash or 0.50% PIK), 9.25%, 03/09/30(d)(o)		141	141,319
			71,260,894
Electric Utilities — 1.8%
AEP Texas, Inc., Series G, 4.15%, 05/01/49		1,090	835,512
AEP Transmission Co. LLC
3.75%, 12/01/47		2,902	2,193,366
Series N, 2.75%, 08/15/51		2,295	1,395,936
AES Andes SA
6.30%, 03/15/29(d)		200	204,176
6.30%, 03/15/29(a)		443	452,250
Alabama Power Co.
5.85%, 11/15/33		428	449,567
6.13%, 05/15/38		311	333,973
3.85%, 12/01/42		305	248,767
4.15%, 08/15/44		411	340,479
Series B, 3.70%, 12/01/47		239	179,562
Alpha Generation LLC, 6.75%, 10/15/32(d)		66	67,215
Ameren Illinois Co.
3.85%, 09/01/32		260	247,151
4.15%, 03/15/46		340	277,943
3.70%, 12/01/47		141	106,529
5.90%, 12/01/52		264	269,651
American Transmission Co. LLC, 5.75%, 04/01/56(d)		30	29,785
Atlantic City Electric Co., 2.30%, 03/15/31		176	157,904
Atsol Global Ifsc Ltd., 6.12%, 04/09/41(a)(e)		4,400	4,342,536
Baltimore Gas & Electric Co.
5.30%, 06/01/34		973	983,903
5.45%, 06/01/35		11	11,190
6.35%, 10/01/36		332	358,355
3.50%, 08/15/46		711	518,303
3.75%, 08/15/47		192	144,040
2.90%, 06/15/50		675	424,742

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Berkshire Hathaway Energy Co.
5.95%, 05/15/37	USD	427	$ 450,153
5.15%, 11/15/43		424	399,266
4.45%, 01/15/49		428	351,826
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(a)	EUR	602	699,044
Clearway Energy Operating LLC
4.75%, 03/15/28(d)	USD	138	136,732
3.75%, 02/15/31(d)		100	92,752
Commonwealth Edison Co.
4.55%, 06/01/31		172	170,891
5.30%, 06/01/34		352	360,199
6.45%, 01/15/38		338	372,220
4.70%, 01/15/44		435	388,123
4.35%, 11/15/45		459	385,744
4.00%, 03/01/48		100	78,331
4.00%, 03/01/49		100	78,259
5.65%, 06/01/54		438	432,052
Connecticut Light & Power Co. (The), Series A, 4.15%, 06/01/45		465	382,735
Consolidated Edison Co. of New York, Inc.
5.50%, 03/15/34		240	248,299
3.85%, 06/15/46		1,590	1,229,774
5.90%, 11/15/53		200	201,835
4.63%, 12/01/54		75	62,675
5.50%, 03/15/55		125	119,146
4.50%, 05/15/58		100	80,829
Series 06-A, 5.85%, 03/15/36		277	290,044
Series 06-B, 6.20%, 06/15/36		480	516,155
Series C, 4.30%, 12/01/56		95	74,655
Series C, 3.00%, 12/01/60		1,138	672,371
Series D, 4.00%, 12/01/28		201	198,923
Constellation Energy Generation LLC
4.63%, 02/01/29(d)		998	992,249
4.40%, 01/15/31		201	197,603
4.80%, 01/15/32		113	112,048
5.30%, 06/01/36		332	330,237
5.75%, 10/01/41		429	429,848
6.50%, 10/01/53		207	222,098
5.88%, 01/15/66		100	97,709
Continuum Energy Aura Pte Ltd., 9.50%, 02/24/27(a)		8,000	8,040,000
Continuum Green Energy India Pvt/Co-Issuers, 7.50%, 06/26/33(a)		8,343	8,559,397
Cumberland Combined Cycle Generation LLC, 5.82%, 05/15/56		121	123,694
Delmarva Power & Light Co., 4.15%, 05/15/45		100	82,277
Dominion Energy South Carolina, Inc.
6.05%, 01/15/38		100	106,311
5.45%, 02/01/41		116	115,722
4.60%, 06/15/43		10	8,921
Dominion Energy, Inc.
7.00%, 06/15/38		263	297,734
Series C, 4.05%, 09/15/42		100	81,675
Series E, 6.30%, 03/15/33		363	387,494
Series F, 5.25%, 08/01/33		200	201,804
DTE Electric Co.
4.25%, 05/14/27		1,373	1,373,349
5.20%, 03/01/34		176	179,034
4.30%, 07/01/44		360	306,900
3.70%, 03/15/45		119	92,341
3.75%, 08/15/47		100	76,634
Security		Par (000)	Value
Electric Utilities (continued)
DTE Electric Co.
5.40%, 04/01/53	USD	202	$ 193,735
5.85%, 05/15/55		56	56,690
Series A, 4.85%, 03/01/36		455	444,696
Duke Energy Florida LLC, 4.20%, 07/15/48		1,764	1,416,445
Duke Energy Kentucky, Inc., 6.01%, 09/15/35 (Acquired 08/11/25, cost $9,639,000)(h)(k)		9,639	9,614,903
Duke Energy Ohio, Inc.
5.25%, 04/01/33		881	896,694
5.55%, 03/15/54		2,072	2,001,043
Duke Energy Progress LLC
3.70%, 10/15/46		2,928	2,214,754
2.50%, 08/15/50		478	277,527
Edison International, 4.80%, 03/15/31		12	11,675
Electricite de France SA
3.38%(a)(p)	EUR	400	441,100
5.25%, 04/22/36(d)	USD	309	303,343
6.13%, 04/22/56(d)		309	304,831
Emera U.S. Finance LLC, 5.20%, 04/01/33		100	99,575
Entergy Corp., 1.90%, 06/15/28		253	240,164
Entergy Louisiana LLC
3.05%, 06/01/31		25	23,109
4.00%, 03/15/33		42	39,688
4.95%, 01/15/45		594	541,444
4.20%, 04/01/50		251	198,977
5.80%, 03/15/55		107	106,980
Entergy Texas, Inc.
5.20%, 06/15/36		188	186,764
4.50%, 03/30/39		1,590	1,447,785
Evergy Kansas Central, Inc.
3.10%, 04/01/27		145	143,505
5.90%, 11/15/33		196	206,747
5.25%, 03/15/35		119	119,582
Evergy Metro, Inc., 5.13%, 08/15/35		251	248,832
Eversource Energy
2.55%, 03/15/31		381	343,247
5.85%, 04/15/31		258	267,638
5.13%, 05/15/33		418	418,206
Exelon Corp.
5.13%, 03/15/31		430	435,736
5.45%, 03/15/34		543	553,728
4.95%, 06/15/35		140	136,061
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(d)		865	876,062
FirstEnergy Transmission LLC, 4.55%, 04/01/49(d)		3,296	2,754,905
Florida Power & Light Co.
5.15%, 06/15/29		1,583	1,612,672
5.63%, 04/01/34		230	238,780
5.30%, 06/15/34		1,043	1,064,190
4.95%, 06/01/35		984	977,655
5.69%, 03/01/40		1,026	1,054,770
4.13%, 02/01/42		252	215,172
3.15%, 10/01/49		1,208	812,653
5.80%, 03/15/65		100	99,393
5.60%, 02/15/66		378	363,636
5.90%, 06/01/66		254	256,077
Georgia Power Co.
4.85%, 03/15/31		332	334,091
4.70%, 05/15/32		1,302	1,300,620
4.30%, 03/15/43		100	85,649

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Georgia Power Co.
Series 10-C, 4.75%, 09/01/40	USD	265	$ 248,079
Series B, 2.65%, 09/15/29		100	94,352
Idaho Power Co., 4.85%, 03/01/36		200	194,787
Interstate Power & Light Co., 5.70%, 10/15/33		126	130,469
Kentucky Utilities Co.
5.45%, 04/15/33		412	423,392
5.13%, 11/01/40		404	390,252
Liberty Utilities Co., 5.65%, 05/15/36(d)		221	220,122
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)		1,213	1,231,154
Louisville Gas & Electric Co., 5.45%, 04/15/33		668	685,690
MidAmerican Energy Co.
4.25%, 05/01/46		434	358,593
3.65%, 08/01/48		188	139,300
5.30%, 02/01/55		139	130,397
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42		334	283,720
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(a)		5,073	5,001,502
MVM Energetika Zrt, 6.50%, 03/13/31(a)		6,120	6,395,400
Neoen Finco PLC, 5.50%, 06/15/31(a)	EUR	682	793,813
Nevada Power Co., Series R, 6.75%, 07/01/37	USD	140	155,459
NextEra Energy Capital Holdings, Inc.
5.25%, 03/15/34		304	307,685
3.00%, 01/15/52		521	321,973
Northern States Power Co.
6.25%, 06/01/36		354	382,804
5.35%, 11/01/39		1,375	1,374,026
2.90%, 03/01/50		486	320,697
3.20%, 04/01/52		292	199,577
NRG Energy, Inc.
5.25%, 06/15/29(d)		132	131,658
5.75%, 07/15/29(d)		296	296,067
5.75%, 01/15/34(d)		100	99,219
6.25%, 11/01/34(d)		124	125,553
6.00%, 01/15/36(d)		36	35,887
NSTAR Electric Co.
1.95%, 08/15/31		1,575	1,382,078
5.40%, 06/01/34		439	448,234
5.20%, 03/01/35		226	227,695
4.40%, 03/01/44		100	85,912
OGE Energy Corp., 5.45%, 05/15/29		368	374,867
Oglethorpe Power Corp.
5.95%, 11/01/39		121	124,933
5.38%, 11/01/40		166	162,017
5.25%, 09/01/50		126	114,351
Ohio Power Co.
4.00%, 06/01/49		691	527,016
Series P, 2.60%, 04/01/30		23	21,357
Oklahoma Gas & Electric Co., 5.90%, 04/01/56		74	75,064
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28		212	208,337
4.65%, 11/01/29		315	315,219
7.00%, 05/01/32		748	829,464
7.50%, 09/01/38		100	118,627
5.30%, 06/01/42		429	414,257
3.80%, 09/30/47		298	226,573
3.70%, 05/15/50		565	412,832
5.55%, 06/15/54		200	192,825
5.80%, 04/01/55		169	169,306
Pacific Gas & Electric Co.
3.00%, 06/15/28		665	643,519
Security		Par (000)	Value
Electric Utilities (continued)
Pacific Gas & Electric Co.
5.55%, 05/15/29	USD	1,250	$ 1,275,806
3.25%, 06/01/31		835	770,238
6.15%, 01/15/33		383	400,121
6.95%, 03/15/34		927	1,010,893
6.00%, 08/15/35		193	198,977
5.20%, 05/01/36		183	177,745
4.50%, 07/01/40		10,245	8,816,210
3.30%, 08/01/40		7,852	5,885,794
4.45%, 04/15/42		244	202,033
3.75%, 08/15/42		1,297	977,991
4.75%, 02/15/44		4,059	3,437,004
4.30%, 03/15/45		127	99,910
4.25%, 03/15/46		413	319,758
3.95%, 12/01/47		636	465,948
4.95%, 07/01/50		38,798	32,392,526
3.50%, 08/01/50		7,742	5,164,837
5.25%, 03/01/52		4,819	4,163,486
6.75%, 01/15/53		23,600	24,778,361
6.70%, 04/01/53		12,257	12,749,637
5.90%, 10/01/54		5,906	5,577,681
6.15%, 03/01/55		8,562	8,349,999
6.10%, 10/15/55		20,494	19,838,282
6.00%, 05/01/56		8,531	8,161,832
PacifiCorp
6.35%, 07/15/38		850	888,642
6.00%, 01/15/39		2,694	2,747,641
4.10%, 02/01/42		380	306,459
3.30%, 03/15/51		176	114,708
PECO Energy Co.
3.70%, 09/15/47		1,095	826,982
2.85%, 09/15/51		100	62,130
5.25%, 09/15/54		100	93,044
PG&E Corp., 5.25%, 07/01/30		18,780	18,493,449
Pinnacle West Capital Corp., 5.15%, 05/15/30		11,233	11,381,953
Potomac Electric Power Co.
6.50%, 11/15/37		100	109,744
4.15%, 03/15/43		30	25,138
Powerco Ltd., 6.43%, 04/28/36	AUD	2,010	1,423,492
PPL Capital Funding, Inc., 5.25%, 09/01/34	USD	200	200,866
PPL Electric Utilities Corp.
4.85%, 02/15/34		100	99,292
4.13%, 06/15/44		383	318,067
3.95%, 06/01/47		185	146,776
5.75%, 05/15/56		100	100,011
Public Service Co. of Colorado
1.88%, 06/15/31		1,236	1,078,949
5.15%, 09/15/35		673	668,827
3.60%, 09/15/42		134	104,753
5.25%, 04/01/53		247	227,269
Series 36, 2.70%, 01/15/51		177	106,031
Public Service Electric & Gas Co.
3.65%, 09/01/28		100	98,361
5.20%, 03/01/34		362	366,788
5.80%, 05/01/37		932	983,899
3.60%, 12/01/47		354	263,041
3.20%, 08/01/49		95	64,542
5.45%, 08/01/53		158	152,403
5.45%, 03/01/54		236	227,537
Public Service Enterprise Group, Inc.
5.88%, 10/15/28		331	339,542
6.13%, 10/15/33		653	691,137

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Puget Energy, Inc.
2.38%, 06/15/28	USD	576	$ 550,235
4.10%, 06/15/30		408	394,884
4.22%, 03/15/32		231	221,725
5.73%, 03/15/35		536	539,411
Puget Sound Energy, Inc.
5.64%, 04/15/41		112	111,288
5.45%, 06/01/53		100	95,871
San Diego Gas & Electric Co., Series RRR, 3.75%, 06/01/47		114	85,973
Southern California Edison Co.
5.85%, 11/01/27		1,939	1,967,777
5.45%, 06/01/31		100	101,888
6.00%, 01/15/34		873	905,426
6.05%, 03/15/39		118	119,784
4.65%, 10/01/43		930	786,927
5.70%, 03/01/53		361	333,175
Series 08-A, 5.95%, 02/01/38		418	424,197
Series 13-A, 3.90%, 03/15/43		100	76,655
Series A, 4.20%, 03/01/29		570	561,322
Series C, 3.60%, 02/01/45		56	40,191
Series E, 5.45%, 06/01/52		1,414	1,263,202
Southern Co. (The)
5.20%, 06/15/33		1,113	1,121,522
4.85%, 03/15/35		168	164,091
4.40%, 07/01/46		360	300,882
Southern Power Co.
5.25%, 07/15/43		204	191,794
Series B, 4.90%, 10/01/35		100	97,018
Southwestern Public Service Co.
5.30%, 05/15/35		380	381,132
3.70%, 08/15/47		335	250,327
Series 6, 4.40%, 11/15/48		100	81,950
Tampa Electric Co.
2.40%, 03/15/31		100	90,262
4.35%, 05/15/44		173	146,025
Tsetsens Mining & Energy LLC, 11.38%, 02/05/31(a)		1,500	1,568,310
Tucson Electric Power Co.
1.50%, 08/01/30		150	132,264
5.50%, 04/15/53		100	95,512
Union Electric Co.
3.50%, 03/15/29		468	456,197
5.20%, 04/01/34		151	152,967
4.80%, 03/15/36		261	253,908
5.30%, 08/01/37		111	111,774
3.90%, 09/15/42		84	68,704
3.65%, 04/15/45		564	431,763
5.55%, 03/15/56		58	56,206
Virginia Electric & Power Co.
5.30%, 08/15/33		842	859,273
4.95%, 03/15/36		911	891,673
6.35%, 11/30/37		340	367,013
4.00%, 01/15/43		198	162,524
5.65%, 03/15/55		876	856,460
Series A, 3.80%, 04/01/28		2,278	2,250,141
Series A, 6.00%, 05/15/37		110	115,845
Series B, 6.00%, 01/15/36		100	105,278
Series B, 3.80%, 09/15/47		619	472,866
Series C, 4.63%, 05/15/52		256	216,056
Vistra Operations Co. LLC
5.00%, 07/31/27(d)		209	208,853
Security		Par (000)	Value
Electric Utilities (continued)
Vistra Operations Co. LLC
6.00%, 04/15/34(d)	USD	4,202	$ 4,325,543
VoltaGrid LLC, 7.38%, 11/01/30(d)		1,593	1,653,806
Wisconsin Power & Light Co.
1.95%, 09/16/31		246	213,243
5.38%, 03/30/34		761	772,145
Wisconsin Public Service Corp.
3.67%, 12/01/42		100	78,945
4.75%, 11/01/44		303	271,219
Xcel Energy, Inc.
2.35%, 11/15/31		487	428,050
5.45%, 08/15/33		100	101,789
5.50%, 03/15/34		142	144,268
6.50%, 07/01/36		128	138,038
XPLR Infrastructure Operating Partners LP
8.38%, 01/15/31(d)		149	158,909
8.63%, 03/15/33(d)		124	132,973
7.75%, 04/15/34(d)		111	116,835
			326,689,412
Electrical Equipment — 0.0%
Eaton Corp.
3.85%, 03/06/28		1,339	1,326,064
3.95%, 03/06/29		226	222,759
4.20%, 03/06/31		794	778,220
4.50%, 03/06/33		513	502,182
4.80%, 03/06/36		200	196,212
3.92%, 09/15/47		88	70,121
Emerson Electric Co.
1.95%, 10/15/30		115	103,501
5.00%, 03/15/35		11	11,048
Ingram Micro, Inc., 4.75%, 05/15/29(d)		59	57,944
NXP BV/NXP Funding LLC, 5.55%, 12/01/28		489	498,350
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.
2.50%, 05/11/31		617	552,795
2.65%, 02/15/32		100	88,639
5.00%, 01/15/33		726	724,443
Otis Worldwide Corp.
5.25%, 08/16/28		100	101,310
2.57%, 02/15/30		62	57,608
5.13%, 11/19/31		100	101,344
Schneider Electric SE, 0.25%, 09/30/34(a)(m)	EUR	600	699,608
Sensata Technologies, Inc., 4.38%, 02/15/30(d)	USD	61	59,330
WESCO Distribution, Inc.
5.25%, 04/15/31(d)		68	67,302
6.63%, 03/15/32(d)		79	81,406
6.38%, 03/15/33(d)		105	107,730
5.50%, 04/15/34(d)		115	113,762
			6,521,678
Electronic Equipment, Instruments & Components — 0.0%
Advanced Energy Industries, Inc., 0.00%, 05/15/31(d)(m)(n)		178	194,525
Amphenol Corp.
5.05%, 04/05/27		100	100,539
2.20%, 09/15/31		548	484,802
5.25%, 04/05/34		1,340	1,366,564
Arrow Electronics, Inc.
5.15%, 08/21/29		151	152,520
2.95%, 02/15/32		126	111,986
5.88%, 04/10/34		116	119,384
Avnet, Inc., 3.00%, 05/15/31		522	473,271
Corning, Inc.
5.75%, 08/15/40		156	159,597

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Corning, Inc.
4.75%, 03/15/42	USD	35	$ 32,030
4.38%, 11/15/57		88	70,458
5.45%, 11/15/79		320	296,683
Flex Ltd., 4.88%, 05/12/30		252	251,590
Jabil, Inc.
4.25%, 05/15/27		100	99,895
3.00%, 01/15/31		231	212,363
4.75%, 02/01/33		202	197,201
Tyco Electronics Group SA
5.00%, 05/09/35		100	99,213
7.13%, 10/01/37		100	114,590
			4,537,211
Energy Equipment & Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(d)		100	101,989
Baker Hughes Holdings LLC, 5.13%, 09/15/40		584	559,867
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.05%, 03/11/29		92	90,693
4.35%, 06/15/31		686	672,153
4.65%, 06/15/33		100	97,777
3.81%, 03/11/34	EUR	4,030	4,634,984
5.00%, 06/15/36	USD	538	526,217
5.85%, 06/15/56		66	65,200
Deepocean Ltd., 6.00%, 04/08/31(a)	EUR	539	631,149
Halliburton Co.
6.70%, 09/15/38	USD	268	296,221
7.45%, 09/15/39		134	156,580
4.75%, 08/01/43		719	632,572
Kodiak Gas Services LLC, 5.88%, 04/01/31(d)		171	171,438
New Generation Gas Gathering LLC, (3-mo. CME Term SOFR at 2.00% Floor + 5.75%), 10.34%, 09/30/29(b)(d)(h)		9,844	9,905,528
Noble Finance II LLC, 8.00%, 04/15/30(d)		87	90,146
Solaris Energy Infrastructure, Inc., 0.25%, 10/01/31(m)		5,056	8,222,320
Transocean International Ltd.
8.25%, 05/15/29(d)		765	789,926
7.88%, 10/15/32(d)		244	254,721
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp., 7.13%, 03/15/29(d)		128	131,115
Valaris Ltd., 8.38%, 04/30/30(d)		146	151,618
Venture Global LNG, Inc.
9.50%, 02/01/29(d)		228	245,408
7.00%, 01/15/30(d)		142	144,828
8.38%, 06/01/31(d)		199	207,145
9.88%, 02/01/32(d)		87	92,877
6.38%, 12/15/34(d)		78	76,655
WBI Operating LLC, 6.25%, 10/15/30(d)		131	131,728
			29,080,855
Entertainment — 0.7%
China Ruyi Holdings Ltd., 0.00%, 01/31/27(a)(m)(n)	HKD	11,000	1,334,528
Discovery Global Holdings, Inc., 3.76%, 03/15/27	USD	115,064	114,056,534
iQIYI, Inc., 4.63%, 03/15/30(m)		400	364,000
Live Nation Entertainment, Inc.
4.75%, 10/15/27(d)		69	68,849
3.75%, 01/15/28(d)		69	67,669
Security		Par (000)	Value
Entertainment (continued)
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/33(d)	USD	218	$ 228,052
8.75%, 07/01/34(d)		200	212,265
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(d)		200	179,304
4.63%, 04/16/29(a)		4,000	3,614,182
ROBLOX Corp., 3.88%, 05/01/30(d)		100	94,502
			120,219,885
Financial Services — 1.3%
ABRA Global Finance, (6% Cash and 8% PIK), 14.00%, 10/22/29(d)(o)		492	482,493
Acropolis Trade & Investments Ltd., (11.04% PIK), 11.04%, 04/02/28(d)(h)(o)		19,429	19,988,441
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27		2,193	2,175,793
3.40%, 10/29/33		1,660	1,475,560
Andiron Financing LLC, (1-mo. CME Term SOFR + 3.00%), 7.07%, 01/21/30(b)(h)		880	880,000
Apollo Global Management, Inc.
6.38%, 11/15/33		201	214,140
5.70%, 03/30/36		457	458,572
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/44(d)		20,556	20,215,753
Azorra Finance Ltd.
7.75%, 04/15/30(d)		100	103,841
6.25%, 02/15/34(d)		72	69,815
Big Sky Funding LLC, (5.75% PIK), Class A2, 5.75%, 10/20/35(h)		18,545	18,545,000
Block, Inc.
5.63%, 08/15/30(d)		298	298,745
3.50%, 06/01/31		110	101,259
6.50%, 05/15/32		74	75,548
Brookfield Finance, Inc.
4.85%, 03/29/29		28	28,039
2.72%, 04/15/31		238	216,373
5.68%, 01/15/35		369	375,044
5.33%, 01/15/36		162	159,352
5.97%, 03/04/54		100	98,748
5.81%, 03/03/55		106	102,814
Caturus LLC, (12.00% PIK), 12.00%, 05/14/31(d)(h)		53,163	51,568,110
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(d)		100	99,875
8.75%, 04/15/30(d)		1,194	1,177,771
Corebridge Financial, Inc.
3.85%, 04/05/29		100	97,731
6.05%, 09/15/33		564	589,298
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/32(d)		205	197,922
CS Treasury Management Services P Ltd., 9.00% (a)(p)		3,000	3,086,250
Domain Greenbough Partner 2, 14.57%, 01/23/32(d)(h)		4,102	4,081,607
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(a)	EUR	579	683,594
6.63%, 12/15/30(d)	USD	149	152,328
Envalior Deutschland Gmbh, (11.62% PIK), (6-mo. EURIBOR at 0.00% Floor + 9.50%) (12.37% Cash or 12.37% PIK), 12.37%, 04/01/31(b)(h)(o)	EUR	12,319	11,190,336

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Equitable Holdings, Inc., 5.59%, 01/11/33	USD	507	$ 517,628
Focus Financial Partners LLC, 6.75%, 09/15/31(d)		119	119,740
Freedom Mortgage Holdings LLC
6.88%, 05/01/31(d)		206	199,915
7.88%, 04/01/33(d)		293	285,739
Gaci First Investment Co., 5.25%, 05/14/33(a)		200	199,600
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28(a)	EUR	1,846	2,114,587
Homes By West Bay LLC, 11.00%, 02/06/30(h)	USD	21,604	20,847,860
IIFL Finance Ltd., 7.60%, 09/10/29(a)		5,050	5,081,562
Intrum Investments & Financing AB, 8.00%, 09/11/27(a)	EUR	1,324	1,513,375
Lessen LLC, (3-mo. CME Term SOFR + 8.50%), 12.79%, 01/05/28(b)(d)(f)(g)(h)	USD	11,328	8,459,769
Mastercard, Inc.
2.95%, 06/01/29		696	670,236
4.88%, 05/09/34		513	514,091
3.80%, 11/21/46		988	773,952
Minejesa Capital BV
5.63%, 08/10/37(a)		461	439,103
5.63%, 08/10/37(d)		200	190,500
Nasdaq, Inc.
5.55%, 02/15/34		1,016	1,045,187
6.10%, 06/28/63		25	25,380
National Rural Utilities Cooperative Finance Corp.
4.85%, 02/07/29		171	172,069
1.35%, 03/15/31		328	282,999
8.00%, 03/01/32		522	602,048
7.13%, 09/15/53		562	582,995
Series D, 4.05%, 02/09/29		217	214,142
Oceana Australian Fixed Income Trust
8.00%, 08/31/26(h)	AUD	3,013	2,088,762
8.00%, 08/31/27(h)		5,022	3,533,657
10.50%, 07/31/28(h)		4,228	2,905,301
PayPal Holdings, Inc.
4.45%, 03/06/28	USD	610	609,458
2.85%, 10/01/29		1,093	1,031,696
4.95%, 06/01/31		338	338,004
4.40%, 06/01/32		109	106,076
5.55%, 06/01/36		321	320,958
5.50%, 06/01/54		230	210,830
5.25%, 06/01/62		117	102,111
PennyMac Financial Services, Inc.
4.25%, 02/15/29(d)		100	95,475
7.88%, 12/15/29(d)		100	103,992
5.75%, 09/15/31(d)		111	105,293
6.88%, 05/15/32(d)		165	161,475
6.75%, 02/15/34(d)		17	16,319
Power Finance Corp. Ltd., 5.32%, 06/30/31(a)		3,000	3,017,867
PRA Group Europe Holding II S.a.r.l., 6.25%, 09/30/32(a)	EUR	848	953,617
RAG-Stiftung, 1.45%, 12/16/31(a)(m)		500	583,570
Resurgent Trade & Invest Ltd., 9.52%, 12/05/27(h)	USD	13,653	13,653,000
Rocket Cos., Inc.
6.50%, 08/01/29(d)		303	309,270
7.13%, 02/01/32(d)		105	108,983
Rocket Mortgage LLC/Rocket Mortgage Co- Issuer, Inc., 3.63%, 03/01/29(d)		100	96,190
Sammaan Capital Ltd., 9.70%, 07/03/27(a)		2,000	2,056,250
Security		Par (000)	Value
Financial Services (continued)
Sun Country Airlines, Series 2022-1A, 4.84%, 03/15/31(h)	USD	2,708	$ 2,673,939
SURA Asset Management SA
6.35%, 05/13/32(d)		1,249	1,303,594
6.35%, 05/13/32(a)		1,369	1,428,839
TER Finance Jersey Ltd., 03/31/32(c)	EUR	729	832,659
UBS Americas, Inc., 7.13%, 07/15/32	USD	354	394,141
United Wholesale Mortgage LLC, 5.50%, 04/15/29(d)		333	309,341
UWM Holdings LLC, 6.25%, 03/15/31(d)		290	258,455
Visa, Inc.
4.40%, 02/12/33		615	605,705
4.70%, 02/12/36		701	692,931
2.70%, 04/15/40		100	75,820
4.30%, 12/14/45		382	327,579
3.65%, 09/15/47		279	215,294
Voya Financial, Inc., 5.00%, 09/20/34		123	120,954
Western Union Co. (The)
4.75%, 06/15/29		250	248,120
6.20%, 11/17/36		63	65,082
Worldline SA
0.88%, 06/30/27(a)	EUR	1,600	1,741,147
4.13%, 09/12/28(a)		3,500	3,765,099
5.25%, 11/27/29(a)		1,100	1,135,793
5.50%, 06/10/30(a)		400	416,988
			232,962,263
Food Products — 0.1%
Archer-Daniels-Midland Co.
4.02%, 04/16/43	USD	504	417,145
3.75%, 09/15/47		136	103,835
Boparan Finance PLC, 9.38%, 11/07/29(a)	GBP	308	430,609
Bunge Ltd. Finance Corp.
4.20%, 09/17/29	USD	20	19,761
4.55%, 08/04/30		18	17,864
4.80%, 03/19/33		118	116,635
4.65%, 09/17/34		231	223,006
Campbell’s Co. (The)
5.20%, 03/21/29		115	116,048
4.55%, 03/21/31		840	817,496
5.40%, 03/21/34		578	569,385
4.80%, 03/15/48		83	68,034
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/29(d)		153	157,770
Conagra Brands, Inc.
4.85%, 11/01/28		221	221,371
8.25%, 09/15/30		431	484,957
5.30%, 11/01/38		378	358,213
5.40%, 11/01/48		100	88,070
Darling Ingredients, Inc.
5.25%, 04/15/27(d)		106	105,920
6.00%, 06/15/30(d)		100	100,655
Flowers Foods, Inc., 6.20%, 03/15/55		529	453,498
Froneri Lux FinCo S.a.r.l., 4.75%, 08/01/32(a)	EUR	1,695	1,890,103
General Mills, Inc.
4.20%, 04/17/28	USD	336	333,847
5.50%, 10/17/28		100	102,008
2.88%, 04/15/30		197	184,511
2.25%, 10/14/31		228	200,888
5.40%, 06/15/40		100	97,643
4.15%, 02/15/43		100	81,911
4.70%, 04/17/48		133	112,622

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
Irca SpA, (3-mo. EURIBOR + 3.75%), 6.15%, 12/15/29(a)(b)	EUR	455	$ 522,553
J M Smucker Co. (The)
3.38%, 12/15/27	USD	1,491	1,469,297
6.20%, 11/15/33		549	585,446
6.50%, 11/15/43		152	163,567
Kellanova
3.40%, 11/15/27		126	124,478
5.25%, 03/01/33		100	101,870
4.50%, 04/01/46		101	86,840
Kraft Heinz Foods Co.
3.88%, 05/15/27		199	198,200
5.00%, 07/15/35		185	180,249
4.63%, 10/01/39		549	489,688
6.50%, 02/09/40		865	913,283
5.20%, 07/15/45		560	499,519
5.50%, 06/01/50		100	91,196
Lamb Weston Holdings, Inc., 4.13%, 01/31/30(d)		100	95,892
McCormick & Co., Inc.
4.15%, 02/15/29		339	335,321
1.85%, 02/15/31		84	74,078
4.95%, 04/15/33		101	100,712
MHP Lux SA, 10.50%, 07/28/29(d)		633	658,320
Mondelez International, Inc.
2.75%, 04/13/30		412	385,110
3.00%, 03/17/32		182	165,186
Pilgrim’s Pride Corp.
4.25%, 04/15/31		226	216,728
6.25%, 07/01/33		163	170,181
6.88%, 05/15/34		582	628,841
Post Holdings, Inc.
4.63%, 04/15/30(d)		184	177,755
4.50%, 09/15/31(d)		100	93,811
6.38%, 03/01/33(d)		98	97,252
6.25%, 10/15/34(d)		100	98,255
Tyson Foods, Inc.
3.55%, 06/02/27		2,253	2,234,625
4.35%, 03/01/29		100	99,182
5.70%, 03/15/34		716	736,684
5.15%, 08/15/44		100	92,243
U.S. Foods, Inc.
6.88%, 09/15/28(d)		79	80,723
4.75%, 02/15/29(d)		33	32,572
			19,873,462
Gas Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(d)		153	164,173
APA Infrastructure Ltd., Series Mtn, (3-mo. BBSW + 2.00%), 6.37%, 04/28/56(b)	AUD	3,010	2,096,686
Atmos Energy Corp.
5.45%, 10/15/32	USD	297	305,445
5.90%, 11/15/33		100	106,094
5.50%, 06/15/41		323	323,741
4.13%, 10/15/44		99	82,824
5.75%, 10/15/52		245	246,686
6.20%, 11/15/53		165	175,427
China Oil & Gas Group Ltd., 7.00%, 02/04/29(a)		2,000	1,947,500
EP Infrastructure AS
4.13%, 02/27/33(a)	EUR	4,020	4,539,327
4.38%, 01/29/34(a)		4,205	4,789,979
National Fuel Gas Co., 2.95%, 03/01/31	USD	255	233,301
Security		Par (000)	Value
Gas Utilities (continued)
Southern California Gas Co.
5.90%, 06/01/56	USD	200	$ 202,891
Series UU, 4.13%, 06/01/48		120	94,071
Series VV, 4.30%, 01/15/49		390	313,675
Southern Co. Gas Capital Corp.
5.75%, 09/15/33		181	188,345
4.40%, 06/01/43		495	423,505
			16,233,670
Ground Transportation — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.00%, 02/15/31(d)		271	273,667
8.38%, 06/15/32(d)		85	85,562
Burlington Northern Santa Fe LLC
6.20%, 08/15/36		261	284,666
3.90%, 08/01/46		2,751	2,171,649
2.88%, 06/15/52		1,657	1,034,556
Canadian National Railway Co.
5.85%, 11/01/33		469	500,624
6.25%, 08/01/34		760	828,398
3.20%, 08/02/46		397	283,224
Canadian Pacific Railway Co.
4.00%, 06/01/28		40	39,666
4.00%, 03/15/29		197	194,086
2.05%, 03/05/30		130	118,777
7.13%, 10/15/31		245	271,007
2.45%, 12/02/31		532	473,164
4.80%, 09/15/35		835	820,176
4.30%, 05/15/43		166	143,206
4.95%, 08/15/45		100	91,864
6.13%, 09/15/15		240	249,332
CSX Corp.
3.25%, 06/01/27		161	159,374
2.40%, 02/15/30		129	119,795
5.20%, 11/15/33		353	360,361
4.75%, 05/30/42		2,397	2,207,854
4.30%, 03/01/48		100	82,914
3.80%, 04/15/50		447	339,614
4.65%, 03/01/68		129	106,184
DP World Ltd., 6.85%, 07/02/37(a)		5,730	6,194,130
Edge Finco PLC, 8.13%, 08/15/31(a)	GBP	1,608	2,228,295
gategroup Finance Luxembourg SA, 3.00%, 02/28/27(a)	CHF	760	942,530
Hertz Corp. (The), (3.375% Cash and 3.375% PIK), 6.75%, 07/01/30(d)(m)(o)	USD	232	216,733
Mobico Group PLC, 4.88%, 09/26/31(a)	EUR	305	277,986
Norfolk Southern Corp.
3.80%, 08/01/28	USD	185	182,541
5.05%, 08/01/30		133	135,080
5.55%, 03/15/34		866	896,871
3.94%, 11/01/47		1,356	1,058,931
2.90%, 08/25/51		153	95,491
4.05%, 08/15/52		113	86,849
3.70%, 03/15/53		302	217,518
5.10%, 08/01/18		100	87,340
SGL Group ApS, (3-mo. EURIBOR + 4.75%), 6.94%, 04/22/30(b)	EUR	501	557,959
Uber Technologies, Inc.
4.30%, 01/15/30	USD	75	74,124
4.15%, 01/15/31		192	187,485
4.80%, 09/15/34		100	98,122
4.80%, 09/15/35		277	269,397

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ground Transportation (continued)
Union Pacific Corp.
3.00%, 04/15/27	USD	1,263	$ 1,250,324
3.95%, 09/10/28		96	95,092
2.38%, 05/20/31		133	120,098
3.38%, 02/01/35		318	282,890
4.05%, 11/15/45		257	209,366
4.05%, 03/01/46		503	408,375
4.00%, 04/15/47		248	197,035
2.95%, 03/10/52		64	40,763
4.95%, 05/15/53		814	732,882
3.95%, 08/15/59		558	413,446
3.84%, 03/20/60		424	305,634
4.10%, 09/15/67		238	175,297
3.75%, 02/05/70		589	401,552
3.85%, 02/14/72		100	69,992
			29,749,848
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories
4.30%, 03/15/33		765	742,019
4.65%, 03/15/36		2,406	2,336,052
5.30%, 05/27/40		100	100,639
4.75%, 04/15/43		799	734,027
5.50%, 03/15/56		265	259,530
5.60%, 03/15/66		663	649,669
Bausch + Lomb Corp., 8.38%, 10/01/28(d)		117	120,218
Baxter International, Inc.
1.73%, 04/01/31		1,218	1,036,705
2.54%, 02/01/32		404	347,762
5.65%, 12/15/35		100	99,192
3.50%, 08/15/46		100	67,995
Becton Dickinson & Co.
5.08%, 06/07/29		378	381,058
1.96%, 02/11/31		266	235,131
5.11%, 02/08/34		411	412,438
Boston Scientific Corp.
6.25%, 11/15/35		46	50,160
7.38%, 01/15/40		225	266,920
GE HealthCare Technologies, Inc.
5.65%, 11/15/27		582	590,381
4.80%, 08/14/29		839	843,383
4.80%, 01/15/31		449	449,470
5.91%, 11/22/32		118	124,129
4.95%, 12/15/35		200	195,198
Medline Borrower LP
3.88%, 04/01/29(d)		323	313,678
5.25%, 10/01/29(d)		67	66,591
Medtronic Global Holdings SCA
4.25%, 03/30/28		978	975,721
4.50%, 03/30/33		463	453,887
Solventum Corp.
5.45%, 03/13/31		837	856,813
5.60%, 03/23/34		331	338,760
Stryker Corp.
3.65%, 03/07/28		279	275,091
4.85%, 12/08/28		107	107,712
4.25%, 09/11/29		351	347,989
1.95%, 06/15/30		261	236,313
4.38%, 05/15/44		100	85,782
4.63%, 03/15/46		183	161,219
Teleflex, Inc., 4.25%, 06/01/28(d)		122	120,254
Thermo Fisher Scientific, Inc.
2.60%, 10/01/29		401	377,724
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Thermo Fisher Scientific, Inc.
4.98%, 08/10/30	USD	212	$ 215,233
2.00%, 10/15/31		241	211,838
4.47%, 10/07/32		745	733,154
4.90%, 02/12/36		486	480,282
5.30%, 02/01/44		636	618,959
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/28		308	312,822
5.05%, 02/19/30		14	14,188
5.50%, 02/19/35		100	101,798
5.75%, 11/30/39		116	117,265
			17,565,149
Health Care Providers & Services — 0.4%
Acadia Healthcare Co., Inc.
5.00%, 04/15/29(d)		100	98,440
7.38%, 03/15/33(d)		18	18,530
Adapthealth LLC
4.63%, 08/01/29(d)		62	59,821
5.13%, 03/01/30(d)		98	95,084
Cardinal Health, Inc.
3.41%, 06/15/27		709	702,363
4.50%, 11/15/44		855	724,015
4.90%, 09/15/45		228	203,691
Cencora, Inc.
4.85%, 12/15/29		1,054	1,060,343
2.70%, 03/15/31		216	196,913
5.13%, 02/15/34		174	174,617
4.90%, 02/13/36		100	97,431
4.30%, 12/15/47		100	82,721
Centene Corp.
4.25%, 12/15/27		2,116	2,104,888
3.00%, 10/15/30		75	67,879
2.63%, 08/01/31		325	283,263
CHS/Community Health Systems, Inc.
6.00%, 01/15/29(d)		36	35,640
10.88%, 01/15/32(d)		91	98,002
9.75%, 01/15/34(d)		546	570,068
Cigna Group (The)
4.38%, 10/15/28		827	823,574
5.00%, 05/15/29		526	532,437
2.40%, 03/15/30		439	405,524
4.50%, 09/15/30		81	80,493
2.38%, 03/15/31		111	99,926
5.13%, 05/15/31		417	423,980
5.40%, 03/15/33		846	867,393
5.25%, 02/15/34		100	101,066
5.25%, 01/15/36		360	360,923
6.13%, 11/15/41		100	104,947
3.88%, 10/15/47		436	334,968
3.40%, 03/15/50		2,032	1,406,057
Clariane SE
1.88%(a)(m)(p)	EUR	805	407,675
0.88%, 03/06/27(a)(m)		472	324,683
6.88%, 04/15/31(a)		410	480,645
CVS Health Corp.
6.25%, 06/01/27	USD	2,860	2,904,406
4.30%, 03/25/28		1,721	1,711,832
5.40%, 06/01/29		430	439,358
2.13%, 09/15/31		1,627	1,422,521
5.30%, 06/01/33		928	941,293
5.70%, 06/01/34		100	103,226
4.88%, 07/20/35		2,506	2,429,343

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
CVS Health Corp.
6.13%, 09/15/39	USD	1,172	$ 1,220,245
5.30%, 12/05/43		1,434	1,337,495
6.00%, 06/01/44		64	64,632
5.13%, 07/20/45		131	118,645
5.05%, 03/25/48		184	162,522
6.20%, 09/15/55		490	501,342
6.00%, 06/01/63		100	97,707
6.25%, 09/15/65		145	146,416
DaVita, Inc.
6.88%, 09/01/32(d)		100	103,132
6.75%, 07/15/33(d)		352	363,211
Elevance Health, Inc.
4.10%, 03/01/28		2,027	2,012,933
2.55%, 03/15/31		258	234,018
5.38%, 06/15/34		351	356,432
5.95%, 12/15/34		796	837,783
4.63%, 05/15/42		240	213,107
5.10%, 01/15/44		551	510,455
4.38%, 12/01/47		55	45,163
4.55%, 05/15/52		1,285	1,060,052
5.65%, 06/15/54		13	12,500
Encompass Health Corp., 5.88%, 06/01/34(d)		127	126,736
Global Medical Response, Inc., 7.38%, 10/01/32(d)		110	113,988
HCA, Inc.
5.88%, 02/01/29		194	198,450
4.30%, 11/15/30		2,185	2,137,304
5.45%, 04/01/31		6,537	6,679,243
4.60%, 11/15/32		10,165	9,900,398
5.45%, 09/15/34		8,050	8,136,433
5.30%, 05/15/36		767	761,870
5.50%, 06/15/47		1,311	1,221,510
5.25%, 06/15/49		821	737,649
5.90%, 06/01/53		761	741,914
5.95%, 09/15/54		115	112,831
6.20%, 03/01/55		10,053	10,235,344
6.10%, 04/01/64		3,453	3,431,003
HomeVi SASU, 6.63%, 10/31/31(a)	EUR	166	192,655
Laboratory Corp. of America Holdings
2.95%, 12/01/29	USD	126	119,160
4.35%, 04/01/30		471	464,678
LifePoint Health, Inc.
9.88%, 08/15/30(d)		152	160,156
8.38%, 02/15/32(d)		246	256,050
7.00%, 05/01/34(d)		35	33,546
McKesson Corp., 4.25%, 09/15/29		113	111,902
Mehilainen Yhtiot Oy, 5.13%, 06/30/32(a)	EUR	792	912,759
Molina Healthcare, Inc., 3.88%, 11/15/30(d)	USD	251	234,070
Quest Diagnostics, Inc.
4.20%, 06/30/29		100	98,916
2.95%, 06/30/30		110	103,050
2.80%, 06/30/31		100	91,383
6.40%, 11/30/33		141	152,421
Select Medical Corp., 6.25%, 12/01/32(d)		854	829,617
Tenet Healthcare Corp.
4.63%, 06/15/28		425	421,392
4.25%, 06/01/29		214	207,983
4.38%, 01/15/30		52	50,394
6.13%, 06/15/30		113	113,828
Security		Par (000)	Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.
6.75%, 05/15/31	USD	115	$ 117,807
6.00%, 11/15/33(d)		59	59,516
			82,043,725
Health Care REITs — 0.0%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29		930	919,475
2.75%, 12/15/29		766	714,237
1.88%, 02/01/33		167	136,319
2.95%, 03/15/34		533	452,677
5.50%, 10/01/35		440	440,470
4.00%, 02/01/50		235	175,264
DOC DR LLC, 2.63%, 11/01/31		387	345,175
Healthcare Realty Holdings LP, 2.00%, 03/15/31		207	180,815
Healthpeak OP LLC
3.50%, 07/15/29		119	114,887
4.75%, 01/15/33		66	64,658
6.75%, 02/01/41		91	99,951
MPT Operating Partnership LP/MPT Finance Corp.
0.99%, 10/15/26	EUR	900	1,008,821
7.00%, 02/15/32(a)		308	353,749
Omega Healthcare Investors, Inc.
3.63%, 10/01/29	USD	335	321,306
3.38%, 02/01/31		436	404,788
Sabra Health Care LP, 3.20%, 12/01/31		200	181,358
Ventas Realty LP
4.40%, 01/15/29		502	498,336
4.75%, 11/15/30		248	246,911
2.50%, 09/01/31		233	207,277
5.10%, 07/15/32		49	49,313
5.63%, 07/01/34		116	119,125
Welltower OP LLC
3.10%, 01/15/30		21	19,956
2.80%, 06/01/31		1,499	1,374,907
			8,429,775
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts LP
5.70%, 06/15/32		108	111,162
5.50%, 04/15/35		243	243,839
Series I, 3.50%, 09/15/30		35	33,101
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28(d)		186	185,906
4.88%, 05/15/29(d)		1,876	1,834,300
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(d)		100	98,046
5.75%, 03/15/34(d)		162	160,497
Service Properties Trust
0.00%, 09/30/27(d)(n)		2,220	2,058,409
4.38%, 02/15/30		286	258,104
8.88%, 06/15/32		5,020	5,168,391
XHR LP, 4.88%, 06/01/29(d)		289	283,744
			10,435,499
Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/28(d)		100	98,121
4.38%, 01/15/28(d)		53	52,398
5.63%, 09/15/29(d)		220	221,149
4.00%, 10/15/30(d)		114	107,622

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Allwyn Entertainment Financing Uk PLC, 4.63%, 08/15/31(a)	EUR	489	$ 551,747
Allwyn Entertainment Financing UK PLC
7.25%, 04/30/30(a)		572	678,550
4.13%, 02/15/31(a)		741	833,534
4.63%, 08/15/31(a)		277	315,359
Aramark International Finance S.a.r.l., 4.38%, 04/15/33(a)		463	522,382
Aramark Services, Inc., 5.00%, 02/01/28(d)	USD	172	171,655
Arcos Dorados BV, 6.38%, 01/29/32(a)		428	441,217
Banijay Gaming SAS, 5.13%, 12/10/31(a)	EUR	367	426,213
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc., 9.50%, 07/01/32(d)	USD	254	240,197
Boyd Gaming Corp., 4.75%, 12/01/27		91	90,692
Bracelet Holdings, Inc., 9.25%, 07/02/28(d)		5,752	5,725,584
Brightstar Lottery PLC, 5.25%, 01/15/29(d)		200	199,328
Caesars Entertainment, Inc.
4.63%, 10/15/29(d)		100	96,123
7.00%, 02/15/30(d)		100	100,576
6.50%, 02/15/32(d)		92	89,743
6.00%, 10/15/32(d)		366	331,654
Carnival Corp. Ltd., 5.75%, 08/01/32(d)		100	100,977
Churchill Downs, Inc., 5.50%, 04/01/27(d)		343	342,889
Cinemark U.S.A., Inc., 5.25%, 07/15/28(d)		95	94,836
Cirsa Finance International S.a.r.l.
6.50%, 03/15/29(a)	EUR	569	671,891
4.88%, 10/15/31(a)		146	169,766
(3-mo. EURIBOR + 3.00%), 5.40%, 10/15/32(a)(b)		215	247,849
Elior Group SA, 5.63%, 03/15/30(a)		991	1,112,680
Entain PLC, 4.88%, 11/30/31(a)		240	277,459
Essendi SA
5.38%, 05/15/30(a)		258	300,268
5.50%, 11/15/31(a)		100	115,965
5.63%, 05/15/32(a)		487	566,481
Expedia Group, Inc.
3.25%, 02/15/30	USD	72	68,382
2.95%, 03/15/31		128	117,622
5.50%, 04/15/36		320	316,809
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(d)		342	335,400
Fortune Star BVI Ltd., 5.88%, 11/20/30(a)	EUR	3,685	4,121,741
Full House Resorts, Inc., 8.25%, 02/15/28(d)	USD	562	549,355
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/29(d)		250	252,785
4.88%, 01/15/30		207	206,317
6.13%, 04/01/32(d)		100	101,336
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/29(d)		119	116,148
4.88%, 07/01/31(d)		27	25,378
HR Ottawa LP, 11.00%, 03/31/31(d)		22,693	25,075,078
Jose Andres Group 1L Notes, 10.00%, 11/14/32(h)		3,914	2,891,663
Light & Wonder International, Inc.
7.50%, 09/01/31(d)		100	103,647
6.25%, 10/01/33(d)		168	167,089
Lottomatica Group SpA, 4.63%, 04/30/32(a)	EUR	156	179,336
Marriott International, Inc.
4.88%, 05/15/29	USD	162	163,293
5.30%, 05/15/34		819	827,057
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc.
5.10%, 05/01/38	USD	438	$ 422,403
Series GG, 3.50%, 10/15/32		258	237,446
Series HH, 2.85%, 04/15/31		281	258,230
Marriott Ownership Resorts, Inc., 4.50%, 06/15/29(d)		42	40,528
McDonald’s Corp.
4.80%, 08/14/28		754	759,032
2.63%, 09/01/29		150	141,905
5.20%, 05/17/34		261	266,728
6.30%, 10/15/37		1,111	1,210,315
4.88%, 07/15/40		1,311	1,238,082
4.20%, 04/01/50		139	111,316
5.15%, 09/09/52		84	76,999
5.45%, 08/14/53		121	116,330
Melco Resorts Finance Ltd.
5.75%, 07/21/28(a)		8,000	7,946,400
5.38%, 12/04/29(a)		926	901,825
7.63%, 04/17/32(a)		600	615,018
6.50%, 09/24/33(d)		200	196,552
MGM Resorts International
5.50%, 04/15/27		100	100,156
6.50%, 04/15/32		176	176,038
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(d)		1,349	1,313,186
NCL Corp. Ltd.
7.75%, 02/15/29(d)		22	22,957
5.88%, 01/15/31(d)		355	344,546
6.75%, 02/01/32(d)		100	99,775
6.25%, 09/15/33(d)		68	66,039
Penn Entertainment, Inc., 6.75%, 04/01/31(d)		66	66,343
Pioneer Opco LLC, 7.00%, 05/15/33(d)		354	360,232
REXLot Holdings Ltd., 4.50%, 04/17/19(a)(f)(g)(h)(m)	HKD	1,161	—
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, 8.63%, 01/15/32(d)	USD	646	665,171
Station Casinos LLC
4.50%, 02/15/28(d)		100	98,853
6.63%, 03/15/32(d)		60	60,935
Studio City Co. Ltd., 6.13%, 05/15/31(a)		2,000	1,979,400
Studio City Finance Ltd., 6.50%, 01/15/28(a)		800	798,128
Tabcorp Finance Pty Ltd., 5.99%, 05/28/31(a)	AUD	2,480	1,688,937
Travel + Leisure Co.
4.50%, 12/01/29(d)	USD	100	96,757
6.25%, 06/01/31(d)		100	100,610
Vail Resorts, Inc., 5.63%, 07/15/30(d)		73	72,909
VOC Escrow Ltd., 5.00%, 02/15/28(d)		136	135,832
Voyager Parent LLC, 9.25%, 07/01/32(d)		312	329,958
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(d)		114	112,293
Wynn Macau Ltd.
5.50%, 10/01/27(d)		200	199,000
5.63%, 08/26/28(d)		200	198,340
6.75%, 02/15/34(d)		456	453,196
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/31(d)		105	110,966
6.25%, 03/15/33(d)		59	59,221
Yum! Brands, Inc.
4.75%, 01/15/30(d)		180	177,049

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.
3.63%, 03/15/31	USD	100	$ 93,073
5.38%, 04/01/32		100	99,469
			75,531,819
Household Durables — 0.1%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(d)		430	414,062
4.63%, 04/01/30(d)		1,180	1,119,521
6.88%, 08/01/33(d)		827	819,692
Beazer Homes U.S.A., Inc.
7.25%, 10/15/29		3,721	3,754,746
8.00%, 01/15/32(d)		308	308,828
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
5.00%, 06/15/29(d)		742	706,554
4.88%, 02/15/30(d)		180	167,507
Century Communities, Inc., 6.63%, 09/15/33(d)		100	100,976
K Hovnanian Enterprises, Inc., 8.00%, 04/01/31(d)		105	108,325
Leggett & Platt, Inc., 4.40%, 03/15/29		922	900,383
LGI Homes, Inc.
8.75%, 12/15/28(d)		1,568	1,620,319
7.00%, 11/15/32(d)		1,971	1,958,698
Maison Finco PLC, 7.25%, 04/30/32(a)	GBP	249	317,948
Mattamy Group Corp.
4.63%, 03/01/30(d)	USD	1,691	1,622,833
6.00%, 12/15/33(d)		133	127,667
Meritage Homes Corp., 5.65%, 03/15/35		10	10,111
Newell Brands, Inc.
8.50%, 06/01/28(d)		73	76,268
6.63%, 09/15/29		58	58,969
6.63%, 05/15/32		249	252,150
Somnigroup International, Inc.
4.00%, 04/15/29(d)		115	110,861
3.88%, 10/15/31(d)		111	102,021
Sony Group Corp.
4.66%, 06/30/31		255	255,100
5.09%, 06/30/36		165	164,993
Taylor Morrison Communities, Inc.
5.75%, 01/15/28(d)		113	114,236
5.13%, 08/01/30(d)		100	100,120
TopBuild Corp., 3.63%, 03/15/29(d)		73	73,000
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(d)		1,032	1,017,767
Whirlpool Corp., 6.50%, 06/15/33		318	275,666
			16,659,321
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 04/30/31(d)		27	25,485
Colgate-Palmolive Co., 3.70%, 08/01/47		2,155	1,665,453
Energizer Holdings, Inc.
4.38%, 03/31/29(d)		100	96,809
6.00%, 09/15/33(d)		117	112,572
Kimberly-Clark Corp., 3.90%, 05/04/47		352	275,792
Procter & Gamble Co. (The)
4.05%, 05/01/30		680	674,781
5.80%, 08/15/34		163	174,675
4.35%, 11/03/35		455	440,446
			3,466,013
Security		Par (000)	Value
Independent Power and Renewable Electricity Producers — 0.3%
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash, 4.63%, 10/15/39(a)	USD	969	$ 820,268
Clean Renewable Power Mauritius Pte Ltd., 4.25%, 03/25/27(a)		5,880	5,791,800
Continuum Energy Pte Ltd., 5.00%, 09/13/27(d)(h)(o)		10,785	10,717,912
ContourGlobal Power Holdings SA, 4.38%, 07/31/31(a)	EUR	403	448,881
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(a)	USD	2,311	2,329,585
India Clean Energy Holdings, 4.50%, 04/18/27(a)		14,800	14,578,000
India Cleantech Energy, 4.70%, 08/10/26(a)		2,636	2,629,410
ReNew Pvt Ltd., 5.88%, 03/05/27(a)		5,300	5,284,736
Renew Treasury Ifsc Pvt Ltd., 6.50%, 02/02/31(d)		200	198,282
San Miguel Global Power Holdings Corp., 8.38% (a)(p)		5,127	5,095,777
SCC Power PLC, (4.00% Cash or 4.00% PIK), 4.00%, 05/17/32(d)(o)		494	98,737
Stem, Inc., 0.50%, 12/01/28(d)(m)		622	248,800
Talen Energy Supply LLC
6.13%, 05/01/31 (Acquired 06/18/26, cost $99,961)(d)(k)		100	100,002
6.38%, 05/01/33 (Acquired 06/16/26, cost $404,284)(d)(k)		405	404,489
			48,746,679
Industrial Conglomerates — 0.0%
3M Co.
2.38%, 08/26/29		219	205,427
3.05%, 04/15/30		439	414,928
5.70%, 03/15/37		217	224,838
3.88%, 06/15/44		910	727,825
Ambipar Lux S.a.r.l.
10.88%, 02/05/33(d)(f)(g)		539	121,275
10.88%, 02/05/33(a)(f)(g)		574	129,150
Beach Acquisition Bidco LLC
5.25%, 07/15/32(a)	EUR	463	538,595
10.00%, 07/15/33(d)(o)	USD	155	176,559
CTF Services Ltd., 0.75%, 10/03/28(a)(m)	HKD	14,000	1,724,373
Honeywell International, Inc., 4.50%, 01/15/34	USD	913	891,973
Maxam Prill S.a.r.l., 6.00%, 07/15/30(a)	EUR	2,071	2,415,137
Sisecam UK PLC, 8.38%, 01/23/33(d)	USD	464	470,496
			8,040,576
Industrial REITs — 0.0%
LXP Industrial Trust, 2.38%, 10/01/31		189	165,333
Insurance — 0.3%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/29(d)		100	91,251
7.50%, 11/06/30(d)		167	158,389
6.75%, 07/01/32(d)		209	187,853
Aflac, Inc., 4.00%, 10/15/46		209	166,446
Alleghany Corp., 4.90%, 09/15/44		100	89,905
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
5.88%, 11/01/29(d)		230	224,791
7.00%, 01/15/31(d)		66	67,073
7.38%, 10/01/32(d)		308	305,708
Allstate Corp. (The)
5.35%, 06/01/33		256	260,315

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Allstate Corp. (The)
5.95%, 04/01/36	USD	251	$ 264,455
4.20%, 12/15/46		161	130,366
Ambac Assurance Corp., 5.10% (d)(p)		462	614,730
American Financial Group, Inc., 5.00%, 09/23/35		42	40,609
American International Group, Inc.
4.85%, 05/07/30		280	281,401
5.13%, 03/27/33		637	641,285
5.45%, 05/07/35		171	174,396
4.50%, 07/16/44		160	139,488
American National Group, Inc.
5.75%, 10/01/29		75	76,141
6.00%, 07/15/35		442	440,349
AmWINS Group, Inc., 4.88%, 06/30/29(d)		160	154,173
Aon Corp., 3.75%, 05/02/29		144	140,513
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27		852	840,504
2.05%, 08/23/31		28	24,433
2.60%, 12/02/31		200	178,291
5.35%, 02/28/33		1,276	1,302,939
3.90%, 02/28/52		39	28,847
Aon Global Ltd., 4.60%, 06/14/44		307	267,277
Aon North America, Inc.
5.30%, 03/01/31		474	482,391
5.45%, 03/01/34		73	74,473
Arch Capital Group Ltd., 7.35%, 05/01/34		568	647,973
Ardonagh Finco Ltd.
6.88%, 02/15/31(a)	EUR	1,898	2,182,710
7.75%, 02/15/31(d)	USD	221	223,490
Arthur J Gallagher & Co.
4.60%, 12/15/27		410	410,709
5.00%, 02/15/32		993	995,430
6.50%, 02/15/34		149	160,544
5.45%, 07/15/34		204	206,915
5.15%, 02/15/35		100	99,291
Arthur J. Gallagher & Co., 3.50%, 05/20/51		577	397,866
Athene Holding Ltd., 6.63%, 05/19/55		555	539,682
Berkshire Hathaway Finance Corp.
4.40%, 05/15/42		840	750,455
4.25%, 01/15/49		119	97,863
2.85%, 10/15/50		1,243	790,206
Brown & Brown, Inc.
2.38%, 03/15/31		468	415,296
5.65%, 06/11/34		661	669,584
4.95%, 03/17/52		200	169,207
Chubb INA Holdings LLC
4.65%, 08/15/29		430	432,117
1.38%, 09/15/30		297	260,337
5.00%, 03/15/34		27	27,080
6.00%, 05/11/37		1,133	1,209,559
4.15%, 03/13/43		133	113,097
CNA Financial Corp., 5.13%, 02/15/34		287	283,993
CRC Insurance Group LLC, 7.13%, 06/01/31(d)		316	314,992
Everest Reinsurance Holdings, Inc., 4.87%, 06/01/44		177	155,033
F&G Annuities & Life, Inc.
6.50%, 06/04/29		405	413,861
6.25%, 10/04/34		298	291,514
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31		415	388,194
6.00%, 12/07/33		990	1,033,412
Security		Par (000)	Value
Insurance (continued)
Global Atlantic Fin Co., 7.25%, 03/01/56(d)	USD	76	$ 74,484
Hartford Insurance Group, Inc. (The)
2.80%, 08/19/29		830	784,657
4.30%, 04/15/43		100	84,885
4.40%, 03/15/48		131	109,420
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC, 8.13%, 02/15/32(d)		255	228,576
HUB International Ltd., 7.25%, 06/15/30(d)		344	353,026
Insurance Australia Group Ltd., (3-mo. BBSW + 1.68%), 6.15%, 06/15/37(a)(b)	AUD	1,500	1,049,056
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/30(d)	USD	122	124,436
Just Group PLC, 6.50%, 09/30/37(a)	GBP	100	133,618
Lincoln National Corp.
5.85%, 03/15/34	USD	343	350,286
6.30%, 10/09/37		106	111,446
7.00%, 06/15/40		270	294,240
Loews Corp., 4.94%, 04/01/36		21	20,550
Manulife Financial Corp.
2.48%, 05/19/27		587	577,549
4.99%, 12/11/35		36	35,439
Markel Group, Inc.
3.50%, 11/01/27		1,162	1,145,054
3.35%, 09/17/29		997	956,399
5.00%, 04/05/46		100	89,543
Marsh & McLennan Cos., Inc.
4.85%, 11/15/31		732	733,427
5.75%, 11/01/32		31	32,473
5.15%, 03/15/34		872	879,339
5.00%, 03/15/35		483	478,255
4.95%, 03/15/36		77	75,710
5.35%, 11/15/44		452	432,098
6.25%, 11/01/52		288	306,059
5.45%, 03/15/53		279	264,761
MetLife, Inc.
6.50%, 12/15/32		189	205,772
5.30%, 12/15/34		282	287,101
4.72%, 12/15/44		1,239	1,094,643
5.00%, 07/15/52		100	89,981
Series G, 6.35%, 03/15/55		656	672,344
Nippon Life Insurance Co.
4.75%, 04/02/31(d)		320	318,694
5.05%, 04/02/33(d)		200	200,514
Principal Financial Group, Inc.
3.70%, 05/15/29		222	216,243
5.30%, 01/15/37		105	104,010
4.63%, 09/15/42		90	79,954
Progressive Corp. (The), 3.70%, 01/26/45		1,512	1,174,244
Prudential Financial, Inc.
5.70%, 12/14/36		714	738,165
3.91%, 12/07/47		102	78,101
3.94%, 12/07/49		520	394,917
Ryan Specialty LLC, 4.38%, 02/01/30(d)		100	96,362
Sompo Holdings, Inc.
5.41%, 04/22/37(d)		1,310	1,286,100
5.41%, 04/22/37(a)		4,600	4,516,076
Transatlantic Holdings, Inc., 8.00%, 11/30/39		100	121,577
Travelers Cos., Inc. (The)
5.05%, 07/24/35		300	299,229
6.75%, 06/20/36		169	189,649
5.35%, 11/01/40		938	937,016

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Travelers Cos., Inc. (The)
4.60%, 08/01/43	USD	100	$ 89,364
Unum Group
4.00%, 06/15/29		100	97,854
5.25%, 12/15/35		414	407,583
Willis North America, Inc.
4.65%, 06/15/27		902	902,762
4.55%, 03/15/31		281	275,893
5.35%, 05/15/33		472	478,061
			46,606,197
Interactive Media & Services — 0.5%
Alphabet, Inc.
3.70%, 02/15/29		2,106	2,071,814
4.10%, 11/15/30		20,280	19,981,370
4.40%, 02/15/33		1,218	1,191,819
4.70%, 11/15/35		1,760	1,724,323
4.50%, 05/11/45	EUR	7,060	8,244,666
5.50%, 02/15/46	USD	785	773,338
5.45%, 11/15/55		2,004	1,921,020
5.65%, 02/15/56		10,874	10,729,525
4.80%, 05/11/63	EUR	3,473	4,043,994
4.38%, 11/06/64		5,010	5,384,947
5.75%, 02/15/66	USD	4,050	4,006,634
5.70%, 11/15/75		23,971	23,009,414
Arches Buyer, Inc., 4.25%, 06/01/28(d)		100	97,998
Meta Platforms, Inc.
4.55%, 05/15/31		590	586,826
4.60%, 11/15/32		1,479	1,454,286
4.88%, 05/15/33		422	418,187
4.75%, 08/15/34		803	788,413
4.88%, 11/15/35		372	362,018
5.25%, 05/15/36		1,658	1,646,297
5.50%, 11/15/45		843	782,242
6.20%, 05/15/46		1,063	1,063,735
5.40%, 08/15/54		3,752	3,310,529
6.30%, 05/15/56		699	695,797
5.75%, 05/15/63		2,368	2,131,869
5.75%, 11/15/65		949	852,517
6.45%, 05/15/66		229	226,166
Snap, Inc., 6.88%, 03/15/34(d)		216	209,116
			97,708,860
IT Services — 0.8%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(a)	EUR	743	828,062
Atos Group
9.36%, 12/18/29(a)(e)		542	710,701
8.13%, 05/21/31(a)		959	1,083,231
Beignet Investor LLC, 6.58%, 05/30/49(d)	USD	47,543	48,501,125
Cedacri SpA, (3-mo. EURIBOR + 4.63%), 6.91%, 05/15/28(a)(b)	EUR	308	338,039
Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, 07/01/32(d)	USD	223	200,644
CoreWeave, Inc.
9.25%, 06/01/30(d)		201	202,306
9.00%, 02/01/31(d)		212	209,501
9.75%, 10/01/31(d)		1,928	1,923,747
8.50%, 07/15/32(a)	EUR	1,697	1,908,521
9.63%, 07/15/32(d)	USD	100	98,505
Dell International LLC/EMC Corp.
5.30%, 10/01/29		126	128,107
4.50%, 02/15/31		499	492,072
5.40%, 04/15/34		1,142	1,157,780
Security		Par (000)	Value
IT Services (continued)
Dell International LLC/EMC Corp.
4.85%, 02/01/35	USD	100	$ 97,580
8.10%, 07/15/36		334	397,284
8.35%, 07/15/46		386	487,893
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(a)	EUR	529	628,355
Fidelity National Information Services, Inc.
4.45%, 03/10/28	USD	1,278	1,273,452
4.55%, 03/10/29		60	59,535
3.75%, 05/21/29		836	812,272
2.25%, 03/01/31		118	104,541
4.80%, 03/10/31		222	219,573
3.10%, 03/01/41		130	94,464
Fiserv, Inc.
5.45%, 03/02/28		3,419	3,452,468
4.20%, 10/01/28		345	340,239
3.50%, 07/01/29		56	53,745
4.75%, 03/15/30		642	635,685
5.35%, 03/15/31		327	329,213
5.60%, 03/02/33		100	101,054
5.45%, 03/15/34		807	800,639
4.25%, 06/23/34	EUR	5,390	6,158,158
5.15%, 08/12/34	USD	97	94,199
Gartner, Inc.
4.50%, 07/01/28(d)		36,267	35,626,712
3.63%, 06/15/29(d)		11,237	10,627,171
5.60%, 11/20/35		411	389,177
Global Payments, Inc.
4.95%, 08/15/27		673	674,367
4.50%, 11/15/28		700	691,618
3.20%, 08/15/29		201	189,621
5.30%, 08/15/29		306	307,842
2.90%, 05/15/30		714	655,369
5.20%, 11/15/32		218	212,909
5.40%, 03/15/33		619	606,879
5.55%, 11/15/35		674	653,392
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/27(d)		21	20,978
3.50%, 03/01/29(d)		100	94,200
IBM International Capital Pte Ltd., 4.90%, 02/05/34		466	460,391
International Business Machines Corp.
5.00%, 02/10/32		100	100,555
4.60%, 02/03/33		115	112,402
4.95%, 02/03/36		404	394,188
5.60%, 11/30/39		2,193	2,209,912
2.95%, 05/15/50		1,188	737,225
5.10%, 02/06/53		379	333,040
7.13%, 12/01/96		269	304,861
Kyndryl Holdings, Inc.
3.15%, 10/15/31		192	159,949
6.35%, 02/20/34		1,095	1,033,872
Leidos, Inc.
4.10%, 03/15/29		100	98,357
4.38%, 05/15/30		339	331,943
2.30%, 02/15/31		100	88,903
5.75%, 03/15/33		152	156,483
5.50%, 03/15/35		100	100,899
5.00%, 03/15/36		100	96,316
NEXTDC Ltd., (3-mo. BBSW + 3.50%), 7.87%, 04/30/30(b)	AUD	2,960	2,089,113

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
IT Services (continued)
OVH Groupe SA, 4.75%, 02/05/31(a)	EUR	165	$ 189,208
Prime Investment Partners, 11.00%, 05/01/30(h)	USD	5,692	5,997,835
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/32(d)		140	140,268
5.50%, 05/15/33(a)	EUR	1,443	1,614,029
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(d)	USD	326	321,300
TR Finance LLC, 5.85%, 04/15/40		220	218,540
VeriSign, Inc., 2.70%, 06/15/31		113	101,480
			142,063,994
Leisure Products — 0.0%
Brunswick Corp.
2.40%, 08/18/31		151	132,060
4.40%, 09/15/32		148	140,541
Gaia Purchaser, Inc., 07/15/33(c)(d)		40	40,459
Hasbro, Inc.
6.05%, 05/14/34		16	16,722
6.35%, 03/15/40		131	137,060
Mattel, Inc., 5.45%, 11/01/41		139	126,998
Pinnacle Bidco PLC, 10.00%, 10/11/28(a)	GBP	330	454,678
			1,048,518
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc., 2.30%, 03/12/31	USD	151	135,644
Avantor Funding, Inc., 4.63%, 07/15/28(d)		209	206,806
Charles River Laboratories International, Inc., 3.75%, 03/15/29(d)		100	96,004
Danaher Corp.
4.38%, 09/15/45		145	124,568
2.80%, 12/10/51		100	62,547
DH Europe Finance II S.a.r.l., 3.25%, 11/15/39		48	38,545
DH Europe Finance II Sarl, 2.60%, 11/15/29		621	582,269
Ephios Subco 3 S.a.r.l., 7.88%, 01/31/31(a)	EUR	330	397,591
IQVIA, Inc.
5.00%, 10/15/26(d)	USD	200	199,888
4.63%, 06/15/33(a)	EUR	267	309,527
WuXi AppTec Co. Ltd., Class H, 0.00%, 05/22/27(a)(m)(n)	CNY	6,000	982,513
			3,135,902
Machinery — 0.1%
Caterpillar, Inc.
1.90%, 03/12/31	USD	1,030	915,664
6.05%, 08/15/36		306	333,128
4.30%, 05/15/44		100	86,893
Cummins, Inc.
4.70%, 02/15/31		80	80,314
5.15%, 02/20/34		197	200,144
5.30%, 05/09/35		164	167,273
Deere & Co., 7.13%, 03/03/31		561	620,285
Deere Funding Canada Corp., 4.15%, 10/09/30		817	802,793
Dynamo Newco II GmbH, 6.25%, 10/15/31(a)	EUR	689	743,211
Esab Corp., 5.63%, 04/01/31(d)	USD	100	100,109
Flowserve Corp., 5.70%, 05/15/36		100	100,507
Ingersoll Rand, Inc.
5.20%, 06/15/27		126	126,765
5.70%, 08/14/33		319	331,688
5.45%, 06/15/34		35	35,644
John Deere Capital Corp.
4.85%, 03/05/27		536	538,358
1.75%, 03/09/27		522	513,278
4.20%, 07/15/27		661	660,986
Security		Par (000)	Value
Machinery (continued)
John Deere Capital Corp.
2.80%, 09/08/27	USD	612	$ 601,579
4.95%, 07/14/28		411	416,094
3.35%, 04/18/29		510	496,798
4.85%, 06/11/29		115	116,440
2.80%, 07/18/29		518	494,000
2.00%, 06/17/31		729	645,658
5.10%, 04/11/34		982	996,993
Series I, 4.25%, 06/05/28		76	75,874
Series I, 3.90%, 03/09/29		20	19,746
Parker-Hannifin Corp.
4.50%, 09/15/29		598	597,554
4.10%, 03/01/47		232	190,210
Solaris Energy Infrastructure LLC, 6.38%, 05/15/31(d)		2,082	2,105,229
Stanley Black & Decker, Inc.
4.25%, 11/15/28		367	364,216
5.20%, 09/01/40		233	220,683
Terex Corp., 5.00%, 05/15/29(d)		100	99,070
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28		77	77,050
			13,874,234
Media — 0.6%
AMC Global Media, Inc.
4.25%, 02/15/29		2,304	2,036,905
4.25%, 02/15/29(m)		1,781	1,894,539
10.50%, 07/15/32(d)		84	86,344
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(d)		189	184,892
4.75%, 03/01/30(d)		230	218,075
4.25%, 02/01/31(d)		432	389,052
7.38%, 03/01/31(d)		129	129,311
4.75%, 02/01/32(d)		545	486,125
7.00%, 02/01/33(d)		388	380,506
7.38%, 02/01/36(d)		296	290,283
Charter Communications Operating LLC/Charter Communications Operating Capital
6.65%, 02/01/34		982	1,007,548
5.38%, 04/01/38		1,132	1,014,023
6.48%, 10/23/45		1,869	1,713,378
5.38%, 05/01/47		1,256	1,016,599
3.85%, 04/01/61		3,775	2,216,893
3.95%, 06/30/62		1,097	648,668
Clear Channel Outdoor Holdings, Inc.
7.88%, 04/01/30(d)		255	265,628
7.13%, 02/15/31(d)		59	61,094
CSC Holdings LLC
5.50%, 04/15/27(d)		3,346	2,241,854
11.25%, 05/15/28(d)		773	498,545
11.75%, 01/31/29(d)		1,731	1,064,777
DirecTV Financing LLC
8.88%, 02/01/30(d)		150	152,478
8.88%, 02/01/30(d)		147	149,608
Directv Financing LLC/Directv Financing Co- Obligor, Inc., 9.25%, 06/01/32(d)		139	141,230
DirecTV Financing LLC/DirecTV Financing Co- Obligor, Inc., 10.00%, 02/15/31(d)		362	375,649
Discovery Communications LLC
3.95%, 03/20/28		39,937	39,288,024
5.00%, 09/20/37		351	275,535
6.35%, 06/01/40		366	303,780
DISH Network Corp., 3.38%, 08/15/26(m)		892	858,996

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
EchoStar Corp.
10.75%, 11/30/29	USD	534	$ 577,051
(6.75% PIK), 6.75%, 11/30/30(o)		1,039	1,056,248
Fox Corp., 6.50%, 10/13/33		557	592,822
Gray Media, Inc., 9.63%, 07/15/32(d)		413	398,607
Grupo Televisa SAB, 6.63%, 01/15/40		77	67,589
iHeartCommunications, Inc.
9.13%, 05/01/29(d)		68	65,980
7.75%, 08/15/30(d)		200	186,560
Lamar Media Corp., 4.88%, 01/15/29		145	143,825
McGraw-Hill Education, Inc., 7.38%, 09/01/31(d)		191	194,114
NBCUniversal Media LLC, 5.95%, 04/01/41		1,214	1,256,880
Neptune Bidco U.S., Inc.
10.38%, 05/15/31(d)		132	136,807
9.50%, 02/15/33(d)		292	295,229
Nexstar Media, Inc.
4.75%, 11/01/28(d)		100	97,962
6.50%, 09/15/33(d)		158	157,956
7.25%, 04/15/34(d)		228	227,425
Omnicom Group, Inc.
4.65%, 10/01/28		254	253,650
2.60%, 08/01/31		186	166,949
5.30%, 11/01/34		98	97,255
5.30%, 06/02/36		131	127,703
3.38%, 03/01/41		100	75,103
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, 03/15/30(d)		103	99,898
Paramount Global
3.70%, 10/04/26		4,155	4,134,365
2.90%, 01/15/27		6,236	6,160,037
Sinclair Television Group, Inc., 8.13%, 02/15/33(d)		154	158,184
Sirius XM Radio LLC
5.00%, 08/01/27(d)		223	222,702
4.00%, 07/15/28(d)		28	27,266
4.13%, 07/01/30(d)		293	275,780
Stagwell Global LLC, 5.63%, 08/15/29(d)		164	158,181
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30(d)		439	418,696
Summer BC Holdco B S.a.r.l.
5.88%, 02/15/30(a)	EUR	310	310,470
(3-mo. EURIBOR + 4.25%), 6.53%, 02/15/30(a)(b)		415	414,827
Sunrise FinCo I BV
4.88%, 07/15/31(d)	USD	200	189,142
4.63%, 05/15/32(a)	EUR	211	241,303
Time Warner Cable LLC
6.55%, 05/01/37	USD	147	145,718
7.30%, 07/01/38		100	102,847
6.75%, 06/15/39		100	97,879
Univision Communications, Inc.
8.50%, 07/31/31(d)		100	100,433
9.38%, 08/01/32(d)		217	220,481
8.88%, 04/15/33(d)		305	300,249
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32(a)	GBP	630	692,495
Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, 03/15/33(d)	USD	400	321,409
Virgin Media O2 Vendor Financing Notes VIII DAC, 8.88%, 07/15/33(a)	GBP	179	192,770
Virgin Media Secured Finance PLC, 4.13%, 08/15/30(a)		423	481,075
Security		Par (000)	Value
Media (continued)
VZ Secured Financing BV
5.00%, 01/15/32(d)	USD	999	$ 874,300
5.25%, 01/15/33(a)	EUR	2,660	2,895,556
Walt Disney Co. (The), 7.75%, 12/01/45	USD	2,191	2,724,746
WPP Finance 2013, 3.63%, 06/09/31(a)	EUR	12,104	13,610,873
Ziggo Bond Co. BV
3.38%, 02/28/30(a)		146	149,366
5.13%, 02/28/30(d)	USD	200	175,646
6.13%, 11/15/32(a)	EUR	132	136,588
			101,599,336
Metals & Mining — 0.3%
Alumina Pty Ltd., 6.13%, 03/15/30(d)	USD	205	207,900
Arsenal AIC Parent LLC, 11.50%, 10/01/31(d)		152	162,894
Barrick North America Finance LLC
5.70%, 05/30/41		201	203,425
5.75%, 05/01/43		155	156,701
Cleveland-Cliffs, Inc.
7.00%, 03/15/32(d)		170	168,656
7.63%, 01/15/34(d)		340	339,531
CMOC Capital Ltd., Class H, 0.00%, 01/24/27(a)(m)(n)		2,800	2,729,995
Commercial Metals Co., 5.75%, 11/15/33(d)		95	94,439
Corp. Nacional del Cobre de Chile
6.44%, 01/26/36(a)		419	445,669
5.53%, 01/30/37(d)		1,057	1,043,840
CSN Inova Ventures, 6.75%, 01/28/28(d)		520	429,988
CSN Resources SA
4.63%, 06/10/31(a)		595	365,925
5.88%, 04/08/32(d)		582	356,475
Fortescue Treasury Pty Ltd.
4.50%, 09/15/27(d)		144	142,895
5.88%, 04/15/30(d)		100	101,255
Freeport-McMoRan, Inc., 5.40%, 11/14/34		179	182,072
Jinkai Investment Holdings Ltd., Class H, 0.00%, 02/05/31(a)(m)(n)		3,600	3,240,000
JX Advanced Metals Corp.
0.00%, 06/04/29(a)(m)(n)	JPY	320,000	2,440,419
0.00%, 06/03/31(a)(m)(n)		290,000	2,207,171
Krakatau Posco PT, 6.38%, 06/11/29(a)	USD	2,000	2,009,680
Marcobre SAC, 5.75%, 01/22/36(d)		200	197,150
Mineral Resources Ltd.
9.25%, 10/01/28(d)		133	137,316
6.25%, 05/01/34(d)		100	98,330
MMG Ltd., 0.00%, 06/21/27(a)(m)(n)		400	394,398
Navoi Mining & Metallurgical Co.
6.70%, 10/17/28(d)		376	385,988
6.75%, 05/14/30(a)		881	913,157
6.95%, 10/17/31(d)		475	501,125
Newmont Corp., 5.45%, 06/09/44		206	201,636
Newmont Corp./Newcrest Finance Pty Ltd., 5.35%, 03/15/34		422	432,999
Nickel Industries Ltd., 9.00%, 09/30/30(a)		2,185	2,242,356
Nippon Steel Corp.
0.00%, 02/14/29(a)(m)(n)	JPY	300,000	1,851,533
0.00%, 02/14/31(a)(m)(n)		220,000	1,358,467
Novelis Corp.
4.75%, 01/30/30(d)	USD	237	228,681
6.88%, 01/30/30(d)		103	105,593
Nucor Corp.
2.70%, 06/01/30		209	194,609
6.40%, 12/01/37		300	329,420
5.20%, 08/01/43		117	113,897

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Metals & Mining (continued)
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	USD	475	$ 524,035
6.13%, 12/15/33		664	709,049
5.75%, 06/01/35		974	1,018,719
Rio Tinto Finance U.S.A. Ltd., 5.20%, 11/02/40		159	156,296
Rio Tinto Finance U.S.A. PLC
5.00%, 03/09/33		551	556,236
4.75%, 03/22/42		142	131,133
5.88%, 03/14/65		100	101,727
Samarco Mineracao SA
(9.50% PIK), 9.50%, 06/30/31(d)(o)		6	5,739
(9.50% Cash or 9.00% PIK), 9.50%, 06/30/31(a)(o)		6,716	6,752,799
Steel Dynamics, Inc., 5.38%, 08/15/34		221	223,807
Stillwater Mining Co., 4.50%, 11/16/29(a)		691	660,596
Vale Overseas Ltd., 6.40%, 06/28/54		474	483,006
Vedanta Resources Finance II PLC
10.88%, 09/17/29(a)		4,400	4,664,000
07/13/32(a)(c)		1,200	1,193,398
07/13/34(a)(c)		1,200	1,188,699
07/13/37(a)(c)		1,200	1,191,687
Volcan Cia Minera SAA, 8.50%, 10/28/32(d)		73	75,256
			46,351,767
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
3.63%, 07/15/26(d)		124	123,799
6.00%, 04/15/30(d)		100	100,364
6.50%, 07/01/30(d)		100	102,122
6.13%, 06/01/31(d)		100	100,529
			426,814
Multi-Utilities — 0.1%
Ameren Corp.
5.00%, 01/15/29		223	224,846
3.50%, 01/15/31		244	231,246
5.38%, 03/15/35		195	197,233
American Water Capital Corp.
2.30%, 06/01/31		315	281,406
4.45%, 06/01/32		309	303,592
5.15%, 03/01/34		129	130,565
5.25%, 03/01/35		20	20,239
5.20%, 04/01/36		227	226,888
6.59%, 10/15/37		31	34,624
3.75%, 09/01/47		443	337,736
3.45%, 05/01/50		519	365,082
AusNet Services Holdings Pty Ltd.
Series MTN, (3-mo. BBSW + 1.77%), 6.14%, 02/04/56(a)(b)	AUD	1,410	965,934
Series MTN, 6.50%, 02/04/56		1,090	750,269
Black Hills Corp., 4.35%, 05/01/33	USD	269	256,035
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28		277	280,833
5.15%, 03/01/34		76	76,678
5.05%, 03/01/35		190	189,764
CenterPoint Energy Resources Corp.
5.40%, 07/01/34		170	172,800
5.85%, 01/15/41		108	110,491
Consumers Energy Co.
4.60%, 05/30/29		499	500,900
4.63%, 05/15/33		136	134,133
5.05%, 05/15/35		208	208,355
3.95%, 05/15/43		105	85,685
3.25%, 08/15/46		296	210,383
Security		Par (000)	Value
Multi-Utilities (continued)
Consumers Energy Co.
3.75%, 02/15/50	USD	100	$ 75,032
4.20%, 09/01/52		350	279,227
DTE Energy Co.
5.20%, 04/01/30		326	330,694
5.85%, 06/01/34		208	216,947
5.05%, 10/01/35		296	290,770
Series C, 3.40%, 06/15/29		443	427,896
Emera U.S. Finance LP, 4.75%, 06/15/46		153	130,393
NiSource, Inc.
5.25%, 02/15/43		174	163,701
4.80%, 02/15/44		47	41,650
NSW Electricity Networks Finance Pty Ltd., (3-mo. BBSW + 2.05%), 6.52%, 03/11/55(a)(b)	AUD	750	526,865
Sempra
3.40%, 02/01/28	USD	4,076	3,999,705
4.00%, 02/01/48		177	133,537
UGI International LLC, 5.00%, 06/01/31(a)	EUR	326	379,449
			13,291,583
Office REITs — 0.0%
Alexandrite Monnet UK Holdco PLC, 6.88%, 05/31/31(a)		281	323,388
alstria S.a.r.l.
4.25%, 10/15/29(a)		200	223,496
5.50%, 03/20/31(a)		1,300	1,483,759
Boston Properties LP
4.50%, 12/01/28	USD	289	287,248
2.90%, 03/15/30		330	307,436
2.45%, 10/01/33		380	312,556
6.50%, 01/15/34		333	353,370
5.75%, 01/15/35		33	33,314
Cousins Properties LP, 4.88%, 03/01/33		326	317,393
Highwoods Realty LP
2.60%, 02/01/31		100	89,251
5.35%, 01/15/33		314	312,263
7.65%, 02/01/34		100	111,570
Piedmont Operating Partnership LP, 5.63%, 01/15/33		489	486,896
			4,641,940
Oil, Gas & Consumable Fuels — 6.2%
3R Lux S.a.r.l, 9.75%, 02/05/31(d)		440	461,186
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(d)		286	297,442
Ampol Ltd., (3-mo. BBSW + 2.50%), 6.97%, 12/11/54(a)(b)	AUD	2,000	1,421,353
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29(d)	USD	225	224,291
Antero Resources Corp.
5.38%, 03/01/30(d)		40,064	40,348,935
5.40%, 02/01/36		34,307	33,766,198
APA Corp.
5.10%, 09/01/40		24,727	22,780,558
5.35%, 07/01/49		260	225,934
6.75%, 02/15/55		8,287	8,647,431
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29(d)		163	162,520
Australian Metcoal Financing Pty Ltd.
6.25%, 10/22/31(a)		1,400	1,424,923
6.75%, 04/22/34(a)		1,300	1,339,763
Azule Energy Finance PLC, 8.63%, 01/22/33(d)		768	768,960

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/29(d)	USD	34	$ 34,852
Boardwalk Pipelines LP, 4.45%, 07/15/27		100	99,840
BP Capital Markets America, Inc.
5.02%, 11/17/27		1,351	1,363,076
3.94%, 09/21/28		207	204,578
4.97%, 10/17/29		582	588,739
4.87%, 11/25/29		1,245	1,255,885
2.72%, 01/12/32		64	57,530
4.89%, 09/11/33		1,390	1,383,825
5.23%, 11/17/34		100	101,311
3.06%, 06/17/41		295	222,369
3.00%, 02/24/50		724	468,918
3.38%, 02/08/61		499	321,352
BP Capital Markets PLC, 3.72%, 11/28/28		207	203,203
Breakwater Energy Holdings S.a.r.l.
9.25%, 11/15/30(d)		740	780,758
9.25%, 11/15/30(a)		298	314,414
Buckeye Partners LP
4.13%, 12/01/27		48	47,380
6.88%, 07/01/29(d)		48	49,000
Burlington Resources LLC, 5.95%, 10/15/36		64	68,048
California Resources Corp., 7.00%, 01/15/34(d)		1,454	1,437,900
Canadian Natural Resources Ltd.
7.20%, 01/15/32		20	22,112
6.50%, 02/15/37		285	307,008
6.25%, 03/15/38		393	414,636
6.75%, 02/01/39		118	129,234
Cenovus Energy, Inc.
4.65%, 03/20/31		158	155,977
5.40%, 03/20/36		92	91,140
5.40%, 06/15/47		260	240,321
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39		21,789	18,560,559
Cheniere Energy Partners LP
3.25%, 01/31/32		95	87,064
5.95%, 06/30/33		103	107,540
5.75%, 08/15/34		949	978,225
5.35%, 11/30/36(d)		7,405	7,367,094
6.05%, 11/30/56(d)		3,150	3,181,893
Cheniere Energy, Inc.
5.65%, 04/15/34		510	523,393
5.20%, 07/30/36(d)		132	129,972
Chesapeake Energy Corp., 6.13%, 02/15/21(f)(g)(h)		9,090	1
Chevron U.S.A., Inc.
4.05%, 08/13/28		182	181,180
4.69%, 04/15/30		51	51,355
4.82%, 04/15/32		100	100,950
4.98%, 04/15/35		503	506,338
6.00%, 03/01/41		114	123,138
Chord Energy Corp., 6.00%, 10/01/30(d)		112	112,473
CNX Resources Corp.
7.38%, 01/15/31(d)		115	117,778
7.25%, 03/01/32(d)		7,223	7,441,474
Comstock Resources, Inc., 6.75%, 03/01/29(d)		385	377,978
ConocoPhillips
5.90%, 05/15/38		434	458,108
4.88%, 10/01/47		1,406	1,252,861
ConocoPhillips Co.
6.95%, 04/15/29		316	335,613
5.05%, 09/15/33		434	439,633
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Co.
5.30%, 05/15/53	USD	435	$ 404,935
5.65%, 01/15/65		328	315,824
Continental Resources, Inc., 4.90%, 06/01/44		288	236,034
CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33(d)		250	261,336
Crescent Energy Finance LLC
7.63%, 04/01/32(d)		100	100,806
7.88%, 04/15/32(d)		134	135,680
7.38%, 01/15/33(d)		429	426,423
8.38%, 01/15/34(d)		111	114,330
CVR Energy, Inc., 7.88%, 02/15/34(d)		139	137,515
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 03/15/29(d)		62	64,440
7.38%, 06/30/33(d)		119	121,232
6.88%, 06/01/34(d)		18	17,915
Devon Energy Corp.
3.90%, 05/15/27(d)		716	711,026
7.95%, 04/15/32		364	417,648
5.60%, 03/15/34(d)		400	410,009
4.75%, 05/15/42		657	585,494
5.75%, 09/15/54		37,244	35,894,379
5.90%, 02/15/55(d)		100	98,560
Diamondback Energy, Inc.
3.25%, 12/01/26		54,757	54,560,059
3.50%, 12/01/29		42,622	41,105,639
3.13%, 03/24/31		42,505	39,533,076
5.40%, 04/18/34		839	851,025
6.25%, 03/15/53		11,948	12,385,034
5.75%, 04/18/54		35,644	34,652,772
5.90%, 04/18/64		11,506	11,223,633
Eastern Energy Gas Holdings LLC
5.80%, 01/15/35		702	725,983
5.65%, 10/15/54		2,810	2,688,854
Enbridge Energy Partners LP, Series B, 7.50%, 04/15/38		103	119,379
Enbridge, Inc.
4.90%, 06/20/30		100	100,338
6.20%, 11/15/30		100	105,256
4.50%, 02/15/31		367	361,624
5.70%, 03/08/33		1,164	1,201,891
5.55%, 06/20/35		775	788,171
5.50%, 12/01/46		984	942,991
6.70%, 11/15/53		150	164,988
5.95%, 04/05/54		117	117,302
Energean Israel Finance Ltd., 8.50%, 09/30/33(a)(d)		484	510,685
Energean PLC, 5.63%, 05/12/31(a)	EUR	789	898,396
Energy Transfer LP
5.25%, 07/01/29	USD	267	270,807
4.15%, 09/15/29		100	98,214
5.55%, 05/15/34		932	946,758
7.50%, 07/01/38		1,161	1,339,362
5.15%, 03/15/45		1,666	1,486,097
5.35%, 05/15/45		579	526,142
6.00%, 06/15/48		857	832,123
5.00%, 05/15/50		87	73,634
6.05%, 09/01/54		34	33,030
6.20%, 04/01/55		973	962,105
6.30%, 01/15/56		84	82,918
Eni SpA, 6.00%, 05/18/56(d)		275	271,437

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC
3.13%, 07/31/29	USD	100	$ 95,885
4.85%, 01/31/34		528	523,142
5.20%, 01/15/36		21	21,066
7.55%, 04/15/38		567	670,450
5.70%, 02/15/42		678	687,492
4.85%, 03/15/44		734	670,304
4.90%, 05/15/46		1,152	1,036,906
4.95%, 10/15/54		209	185,693
3.95%, 01/31/60		657	479,021
EOG Resources, Inc.
4.40%, 01/15/31		581	573,307
5.00%, 07/15/32		513	516,314
3.90%, 04/01/35		320	292,754
5.95%, 07/15/55		114	116,287
EQT Corp.
3.90%, 10/01/27		15,380	15,243,013
5.70%, 04/01/28		14,621	14,869,690
5.50%, 07/15/28		3,998	4,026,983
4.50%, 01/15/29		22,587	22,424,657
5.00%, 01/15/29		22,764	22,823,989
7.00%, 02/01/30		41,496	44,161,059
7.50%, 06/01/30		52,980	57,200,460
4.75%, 01/15/31		98,288	97,365,267
3.63%, 05/15/31(d)		56,576	52,945,111
5.75%, 02/01/34		226	231,080
Expand Energy Corp.
6.63%, 08/15/20(f)(g)(h)		623	—
5.38%, 06/15/21(f)(g)(h)		425	—
5.38%, 02/01/29		10,382	10,382,692
5.38%, 03/15/30		9,615	9,649,864
4.75%, 02/01/32		11,947	11,643,464
5.70%, 01/15/35		47,947	48,483,708
Exxon Mobil Corp.
3.00%, 08/16/39		660	521,929
3.57%, 03/06/45		917	708,062
4.33%, 03/19/50		65	54,210
3.45%, 04/15/51		763	543,333
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32		154	158,786
8.00%, 05/15/33		125	130,021
6.75%, 03/15/34(d)		10	9,923
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33(d)		120	121,422
Gran Tierra Energy, Inc., 9.75%, 04/15/31(d)		3,007	2,632,628
Granite Ridge Resources, Inc., 8.88%, 11/05/29(d)		8,080	8,002,416
Greensaif Pipelines Bidco S.a.r.l., 5.85%, 02/23/36(a)		435	444,205
Harvest Midstream I LP, 7.50%, 05/15/32(d)		123	127,399
Hess Corp.
7.30%, 08/15/31		4,680	5,209,717
6.00%, 01/15/40		824	867,431
Hess Midstream Operations LP, 5.50%, 10/15/30(d)		137	136,481
HF Sinclair Corp., 5.50%, 09/01/32		264	265,597
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 04/15/32(d)		153	148,107
7.25%, 02/15/35(d)		39	38,400
Howard Midstream Energy Partners LLC, 7.38%, 07/15/32(d)		65	67,321
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Ithaca Energy North Sea PLC
8.13%, 10/15/29(d)	USD	660	$ 684,136
5.50%, 10/01/31(a)	EUR	615	700,535
ITT Holdings LLC, 6.50%, 08/01/29(d)	USD	205	202,597
KazMunayGas National Co. JSC, 6.38%, 10/24/48(a)		1,749	1,752,323
Kinder Morgan Energy Partners LP
7.40%, 03/15/31		330	365,853
7.75%, 03/15/32		49	55,784
7.30%, 08/15/33		48	54,139
5.80%, 03/15/35		1,034	1,072,225
6.50%, 09/01/39		120	128,833
6.55%, 09/15/40		911	977,249
7.50%, 11/15/40		200	232,942
5.00%, 08/15/42		873	795,615
4.70%, 11/01/42		830	728,436
Kinder Morgan, Inc., 7.80%, 08/01/31		100	113,460
Kinetik Holdings LP
6.63%, 12/15/28(d)		49	49,810
5.88%, 06/15/30(d)		100	100,581
Marathon Petroleum Corp.
3.80%, 04/01/28		506	499,232
6.50%, 03/01/41		278	298,050
4.75%, 09/15/44		200	174,726
Matador Resources Co.
6.50%, 04/15/32(d)		100	100,546
6.25%, 04/15/33(d)		39	38,858
MC Brazil Downstream Trading S.a.r.l.
7.25%, 06/30/31(d)		182	171,245
7.25%, 06/30/31(a)		176	165,454
Medco Cypress Tree Pte Ltd.
8.63%, 05/19/30(d)		1,319	1,375,717
8.63%, 05/19/30(a)		800	834,400
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/28(a)		3,757	3,771,089
MPLX LP
4.25%, 12/01/27		573	570,284
4.80%, 02/15/29		573	574,233
4.80%, 02/15/31		483	481,030
5.00%, 01/15/33		100	99,343
5.50%, 06/01/34		651	658,163
5.40%, 04/01/35		1,074	1,073,202
5.30%, 04/01/36		100	98,570
4.50%, 04/15/38		226	204,687
5.20%, 03/01/47		585	527,979
5.20%, 12/01/47		107	95,842
6.20%, 09/15/55		295	296,309
6.10%, 04/01/56		221	218,725
4.90%, 04/15/58		453	374,091
Murphy Oil Corp., 6.50%, 02/15/34		100	99,066
NGPL PipeCo LLC, 3.25%, 07/15/31(d)		8,199	7,542,473
Northern Oil & Gas, Inc., 7.88%, 10/15/33(d)		829	823,727
NuStar Logistics LP, 5.63%, 04/28/27		97	97,262
Occidental Petroleum Corp.
8.88%, 07/15/30		81	91,204
7.50%, 05/01/31		1,146	1,268,162
6.45%, 09/15/36		7,760	8,324,515
7.95%, 06/15/39		728	867,906
6.20%, 03/15/40		84	87,160
6.60%, 03/15/46		13,772	14,700,536
4.20%, 03/15/48		90	71,675
Oceanica Lux, 11.25%, 05/08/31(d)		886	895,117
OEG Finance PLC, 7.25%, 09/27/29(a)	EUR	1,660	1,964,020

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK Partners LP, 6.65%, 10/01/36	USD	100	$ 108,497
ONEOK, Inc.
4.40%, 10/15/29		479	473,826
6.35%, 01/15/31		54	56,857
4.75%, 10/15/31		326	322,243
6.10%, 11/15/32		349	366,864
5.05%, 11/01/34		244	238,655
5.45%, 06/01/47		1,555	1,425,220
4.85%, 02/01/49		1,017	855,480
3.95%, 03/01/50		947	685,201
Ovintiv, Inc.
7.38%, 11/01/31		316	349,107
6.25%, 07/15/33		168	176,728
6.63%, 08/15/37		291	311,419
6.50%, 02/01/38		202	212,732
7.10%, 07/15/53		6,329	6,994,802
Parex Resources, Inc., 8.50%, 05/11/31(d)		1,106	1,123,579
Permian Resources Operating LLC
5.88%, 07/01/29(d)		100	99,986
7.00%, 01/15/32(d)		39,994	41,365,811
6.25%, 02/01/33(d)		38,294	39,106,865
Petrobras Global Finance BV, 6.75%, 01/27/41		72	71,663
Petroleos de Venezuela SA, 6.00%, 11/15/26(a)(f)(g)		954	358,952
Petroleos Mexicanos
6.49%, 01/23/27		737	741,790
4.75%, 02/26/29(a)	EUR	848	983,459
Phillips 66, 5.88%, 05/01/42	USD	852	863,601
Phillips 66 Co.
4.95%, 12/01/27		469	471,926
3.75%, 03/01/28		100	98,678
5.25%, 06/15/31		1,223	1,244,373
4.90%, 10/01/46		311	271,281
5.50%, 03/15/55		117	109,082
Plains All American Pipeline LP, 5.95%, 06/15/35		19	19,544
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 01/15/37		711	767,135
5.15%, 06/01/42		273	250,641
4.70%, 06/15/44		115	99,598
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(d)		68	70,774
PRIO Luxembourg Holding S.a.r.l., 6.75%, 10/15/30(d)		200	196,000
Puma International Financing SA, 7.75%, 04/25/29(a)		7,000	7,181,650
Raizen Fuels Finance SA
6.25%, 07/08/32(d)(f)(g)		2,178	1,188,099
6.45%, 03/05/34(a)(f)(g)		2,216	1,218,800
6.70%, 02/25/37(a)		316	173,800
6.95%, 03/05/54(a)(f)(g)		317	171,576
Rockies Express Pipeline LLC
4.95%, 07/15/29(d)		77	75,992
6.75%, 03/15/33(d)		114	117,182
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37		8,956	9,347,478
SM Energy Co.
6.75%, 08/01/29(d)		141	143,569
8.63%, 11/01/30(d)		429	450,543
7.00%, 08/01/32(d)		100	100,921
9.63%, 06/15/33(d)		200	219,288
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.
6.63%, 04/15/34(d)	USD	66	$ 64,965
Suncor Energy, Inc.
5.95%, 12/01/34		238	248,242
6.80%, 05/15/38		93	102,116
6.50%, 06/15/38		100	107,806
6.85%, 06/01/39		389	430,239
Sunoco LP
4.63%, 05/01/30(d)		248	239,537
5.63%, 03/15/31(d)		190	188,614
7.25%, 05/01/32(d)		232	240,656
Sunoco LP/Sunoco Finance Corp., 7.00%, 09/15/28(d)		169	172,370
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
7.38%, 02/15/29(d)		243	249,261
6.75%, 03/15/34(d)		100	100,885
Targa Resources Corp.
4.90%, 09/15/30		931	933,047
6.50%, 03/30/34		394	424,687
5.50%, 02/15/35		829	836,782
6.25%, 07/01/52		100	101,620
6.50%, 02/15/53		468	489,788
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, 02/01/31		836	832,797
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28		100	104,911
7.63%, 04/01/37		323	378,578
TotalEnergies Capital International SA
3.46%, 02/19/29		90	87,842
2.99%, 06/29/41		100	74,820
TotalEnergies Capital SA
3.88%, 10/11/28		175	173,276
5.28%, 09/10/54		830	781,942
5.64%, 04/05/64		405	392,119
5.43%, 09/10/64		212	198,719
TotalEnergies Capital U.S.A. LLC, 4.25%, 01/13/31		2,171	2,134,418
Trafigura Funding SA, 07/01/31(a)(c)		2,255	2,225,638
TransCanada PipeLines Ltd.
4.25%, 05/15/28		348	345,759
4.63%, 03/01/34		783	756,877
6.20%, 10/15/37		595	631,781
7.63%, 01/15/39		371	436,144
Transcontinental Gas Pipe Line Co. LLC, 4.45%, 08/01/42		653	567,766
Trident Energy Finance PLC, 12.50%, 11/30/29(a)		2,649	2,783,967
Valero Energy Corp.
7.50%, 04/15/32		652	737,021
6.63%, 06/15/37		407	447,273
Valero Energy Partners LP, 4.50%, 03/15/28		177	176,776
Venture Global Calcasieu Pass LLC
3.88%, 08/15/29(d)		353	336,745
4.13%, 08/15/31(d)		43	40,371
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30(d)		196	200,539
7.50%, 05/01/33(d)		50	54,876
6.50%, 06/15/34(d)		183	190,645
7.75%, 05/01/35(d)		160	179,436
Viper Energy Partners LLC
4.90%, 08/01/30		13,287	13,242,867

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Viper Energy Partners LLC
5.70%, 08/01/35	USD	46,974	$ 47,722,296
Vista Energy Argentina SAU
8.50%, 06/10/33(d)		35	37,338
7.63%, 12/10/35(d)		674	695,143
Western Midstream Operating LP
4.05%, 02/01/30		359	347,773
6.15%, 04/01/33		108	112,646
5.45%, 11/15/34		90	89,519
5.45%, 04/01/44		494	449,938
5.30%, 03/01/48		173	150,623
5.25%, 02/01/50		100	86,757
Williams Cos., Inc. (The)
3.50%, 11/15/30		286	271,485
2.60%, 03/15/31		467	422,610
5.15%, 03/15/34		1,008	1,007,134
5.30%, 09/30/35		424	422,988
4.90%, 01/15/45		1,799	1,590,444
5.80%, 11/15/54		100	97,530
5.95%, 03/15/56		98	97,059
Series A, 7.50%, 01/15/31		114	126,799
			1,118,590,858
Paper & Forest Products — 0.0%
Fedrigoni SpA, (3-mo. EURIBOR + 4.00%), 6.29%, 01/15/30(a)(b)	EUR	612	705,281
Graphic Packaging International LLC, 3.75%, 02/01/30(d)	USD	100	93,982
International Paper Co.
7.30%, 11/15/39		329	372,716
5.15%, 05/15/46		300	267,243
LD Celulose International GmbH, 7.95%, 01/26/32(d)		200	209,020
Magnera Corp., 7.25%, 11/15/31(d)		179	174,749
Sappi Papier Holding GmbH, 4.50%, 03/15/32(a)	EUR	209	199,835
			2,022,826
Passenger Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2025-1, B, 5.65%, 11/11/34	USD	740	732,167
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(d)		218	218,423
Avianca Midco 2 PLC
9.00%, 12/01/28(d)		1,011	1,033,129
9.50%, 01/28/31(d)		1,566	1,539,965
Garuda Indonesia Persero Tbk PT, (6.50% PIK), 6.50%, 12/28/31(a)(o)		1,847	1,603,184
JetBlue Airways Corp. Pass-Through Trust, Series 2019-1, AA, 2.75%, 05/15/32		612	541,564
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(d)		312	282,583
Spirit Airlines Pass-Through Trust
4.10%, 04/01/28		83	80,539
3.38%, 02/15/30		948	871,496
3.65%, 02/15/30		2,487	2,242,436
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(d)		289	281,461
United Airlines Holdings, Inc., 4.88%, 03/01/29		154	152,196
			9,579,143
Personal Care Products — 0.0%
Edgewell Personal Care Co., 5.50%, 06/01/28(d)		100	99,857
Security		Par (000)	Value
Personal Care Products (continued)
Estee Lauder Cos., Inc. (The)
4.38%, 05/15/28	USD	176	$ 175,559
2.38%, 12/01/29		614	570,028
5.00%, 02/14/34		405	404,605
4.15%, 03/15/47		80	63,811
Kenvue, Inc.
5.05%, 03/22/28		1,119	1,129,769
4.90%, 03/22/33		61	61,234
5.10%, 03/22/43		180	171,720
5.20%, 03/22/63		200	181,810
Ontex Group NV, 5.25%, 04/15/30(a)	EUR	429	444,399
			3,302,792
Pharmaceuticals — 0.3%
Astrazeneca Finance LLC
4.85%, 02/26/29	USD	84	84,857
4.90%, 02/26/31		409	414,360
2.25%, 05/28/31		165	148,205
5.00%, 02/26/34		744	751,408
AstraZeneca PLC
6.45%, 09/15/37		689	765,096
4.00%, 09/18/42		468	396,965
Bristol-Myers Squibb Co.
3.40%, 07/26/29		75	72,858
5.10%, 02/22/31		67	68,303
5.90%, 11/15/33		694	737,516
4.35%, 11/15/47		2,714	2,258,308
6.25%, 11/15/53		1,648	1,747,785
3.90%, 03/15/62		100	71,809
Dolcetto Holdco SpA, 5.63%, 07/14/32(a)	EUR	511	587,288
Eli Lilly & Co.
4.55%, 02/12/28	USD	121	121,508
4.20%, 08/14/29		3,425	3,407,085
4.75%, 02/12/30		1,127	1,138,938
4.55%, 10/15/32		901	895,689
4.70%, 02/09/34		100	99,301
4.60%, 08/14/34		57	56,355
4.85%, 05/20/36		853	844,545
4.88%, 02/27/53		299	270,385
5.05%, 08/14/54		814	756,088
5.55%, 10/15/55		187	186,898
5.60%, 05/20/56		181	181,789
5.10%, 02/09/64		632	577,093
5.60%, 02/12/65		539	534,345
5.70%, 05/20/66		310	311,680
Endo Finance Holdings LP, 8.50%, 04/15/31(d)		117	122,992
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.75%, 05/01/33(d)		187	189,533
Jazz Securities DAC, 4.38%, 01/15/29(d)		200	195,914
Johnson & Johnson
4.80%, 06/01/29		174	177,046
4.90%, 06/01/31		229	234,111
4.95%, 06/01/34		185	189,886
3.63%, 03/03/37		398	356,337
3.40%, 01/15/38		1,482	1,283,877
5.85%, 07/15/38		256	276,980
4.50%, 12/05/43		887	821,353
3.70%, 03/01/46		241	192,487
Merck & Co., Inc.
1.90%, 12/10/28		1,018	960,433
4.15%, 03/15/31		1,692	1,659,917
6.50%, 12/01/33		1,642	1,814,539
4.75%, 12/04/35		14	13,718

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
Merck & Co., Inc.
5.20%, 05/22/36	USD	200	$ 202,481
6.55%, 09/15/37		638	719,101
3.70%, 02/10/45		35	27,513
5.50%, 03/15/46		1,390	1,373,839
5.00%, 05/17/53		917	835,484
5.70%, 09/15/55		45	45,278
5.85%, 05/22/56		423	433,242
5.15%, 05/17/63		220	200,008
5.70%, 12/04/65		238	235,944
Neopharmed Gentili SpA, (3-mo. EURIBOR + 3.25%), 5.54%, 06/29/33(a)(b)	EUR	398	460,019
Nidda Healthcare Holding GmbH, (3-mo. EURIBOR + 3.25%), 5.53%, 10/15/32(a)(b)		1,723	1,973,783
Novartis Capital Corp.
3.80%, 09/18/29	USD	368	361,208
2.20%, 08/14/30		290	265,598
4.10%, 11/05/30		379	372,351
4.40%, 03/18/31		840	833,826
4.30%, 11/05/32		530	518,627
4.60%, 03/18/33		337	333,899
4.90%, 03/18/36		1,071	1,064,374
4.40%, 05/06/44		1,083	954,180
5.70%, 03/18/56		330	336,274
Novartis Finance SA, 3.50%, 05/13/35(a)	EUR	7,320	8,417,806
Perrigo Finance Unlimited Co.
5.15%, 06/15/30	USD	200	192,317
Series USD, 6.13%, 09/30/32		23	21,967
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28		324	324,235
4.65%, 05/19/30		26	26,080
5.30%, 05/19/53		887	835,621
5.34%, 05/19/63		1,006	925,497
Pfizer, Inc.
1.70%, 05/28/30		1,058	951,232
4.20%, 11/15/30		1,105	1,090,779
7.20%, 03/15/39		193	226,162
5.60%, 09/15/40		1,991	2,039,422
4.30%, 06/15/43		133	114,307
4.20%, 09/15/48		627	511,882
Prestige Brands, Inc., 5.13%, 01/15/28(d)		100	99,921
Royalty Pharma PLC
5.15%, 09/02/29		686	695,072
4.45%, 03/25/31		430	422,811
2.15%, 09/02/31		381	334,550
5.40%, 09/02/34		184	185,713
5.20%, 09/25/35		46	45,576
3.30%, 09/02/40		68	52,740
5.90%, 09/02/54		200	197,853
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28		1,125	1,133,182
5.30%, 07/05/34		316	319,627
5.65%, 07/05/44		466	462,832
Takeda U.S. Financing, Inc.
5.20%, 07/07/35		236	235,487
5.90%, 07/07/55		463	467,458
Teva Pharmaceutical Finance Netherlands III BV, 7.88%, 09/15/29		228	244,966
Wyeth LLC
6.50%, 02/01/34		1,507	1,651,403
6.00%, 02/15/36		197	209,283
5.95%, 04/01/37		900	955,550
Security		Par (000)	Value
Pharmaceuticals (continued)
Zoetis, Inc.
3.00%, 09/12/27	USD	266	$ 261,711
5.00%, 08/17/35		80	79,013
4.70%, 02/01/43		446	398,858
			61,653,522
Professional Services — 0.0%
Amentum Holdings, Inc., 7.25%, 08/01/32(d)		161	165,826
Automatic Data Processing, Inc., 4.75%, 05/08/32		100	100,208
Booz Allen Hamilton, Inc.
5.95%, 08/04/33		124	124,516
5.95%, 04/15/35		137	136,458
CACI International, Inc., 6.38%, 06/15/33(d)		100	101,422
Equifax, Inc.
4.80%, 09/15/29		245	245,283
2.35%, 09/15/31		258	226,925
Verisk Analytics, Inc.
4.45%, 03/15/31		660	646,267
5.25%, 06/05/34		126	125,774
5.13%, 03/15/36		165	161,257
			2,033,936
Real Estate Management & Development — 0.3%
Adler Financing S.a.r.l., (8.25% PIK), Series 1L, 8.25%, 12/31/28(o)	EUR	2,641	3,407,272
Aldar Properties PJSC, 5.88%, 04/14/56(a)	USD	3,200	3,024,226
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(a)		200	198,686
Citycon Treasury BV, 5.38%, 07/08/31(a)	EUR	237	260,388
Cpi Property Group SA, 5.88%, 07/07/32(a)		1,014	1,103,158
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(d)	USD	42	42,032
DEMIRE Deutsche Mittelstand Real Estate AG, 5.00%, 12/31/27(a)(e)	EUR	793	819,667
Fantasia Holdings Group Co. Ltd.
6.95%, 12/17/21(a)(f)(g)	USD	465	6,510
11.75%, 04/17/22(a)(f)(g)		2,430	26,730
7.95%, 07/05/22(a)(f)(g)		530	5,830
12.25%, 10/18/22(a)(f)(g)		200	2,200
10.88%, 01/09/23(a)(f)(g)		2,657	29,891
11.88%, 06/01/23(a)(f)(g)		1,093	12,296
Five Point Operating Co. LP, 8.00%, 10/01/30(d)		270	276,399
Forestar Group, Inc., 5.00%, 03/01/28(d)		1,413	1,409,359
GLP Pte Ltd., 9.75%, 05/20/28(a)		356	303,490
Heimstaden AB
8.38%, 01/29/30(a)	EUR	200	239,047
7.36%, 01/24/31(a)		100	116,240
Heimstaden Bostad AB, 6.25% (a)(p)		336	398,436
Howard Hughes Corp. (The)
4.13%, 02/01/29(d)	USD	69	66,666
6.13%, 03/01/34(d)		115	113,625
New Immo Holding SA
5.88%, 04/17/28(a)	EUR	1,300	1,518,088
5.50%, 04/23/31(a)		200	229,084
New World China Land Ltd., 4.75%, 01/23/27(a)	USD	3,600	3,483,000
Resort Communities LoanCo LP, (10.50% Cash and 2.00% PIK), 12.50%, 11/30/28(d)(f)(g)(h)(o)		31,263	31,809,712
Swire Pacific Finance Ltd., 0.00%, 06/16/27(a)(m)(n)	HKD	6,000	804,427
TAG Immobilien AG, 0.63%, 03/11/31(a)(m)	EUR	500	614,744
Vivion Investments S.a.r.l.
(6.50% PIK), 6.50%, 02/28/29(a)(o)		1,452	1,669,645
5.63%, 06/08/30(a)		405	447,478

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Real Estate Management & Development (continued)
Vivion Investments Sarl, Series JUN, 5.63%, 06/08/30(a)	EUR	219	$ 241,969
VLL International, Inc., 9.38%, 07/29/29(a)	USD	200	109,942
Vonovia SE
0.00%, 06/30/31(a)(m)	EUR	1,300	1,521,749
Series B, 0.88%, 05/20/32(a)(m)		1,100	1,190,131
			55,502,117
Residential REITs — 0.0%
American Homes 4 Rent LP
4.25%, 02/15/28	USD	267	265,041
2.38%, 07/15/31		242	214,077
5.50%, 02/01/34		425	430,416
AvalonBay Communities, Inc., 3.90%, 10/15/46		210	165,334
Camden Property Trust, 3.15%, 07/01/29		831	797,839
ERP Operating LP
3.50%, 03/01/28		492	484,387
3.00%, 07/01/29		430	410,940
1.85%, 08/01/31		424	370,212
Essex Portfolio LP
1.65%, 01/15/31		399	347,777
5.50%, 04/01/34		321	327,363
Invitation Homes Operating Partnership LP
2.00%, 08/15/31		193	166,720
4.95%, 01/15/33		190	187,309
5.50%, 08/15/33		302	307,589
Mid-America Apartments LP
4.65%, 01/15/33		88	86,475
5.00%, 03/15/34		200	198,810
UDR, Inc.
3.00%, 08/15/31		174	159,670
2.10%, 06/15/33		13	10,804
			4,930,763
Retail REITs — 0.1%
Kimco Realty OP LLC
4.60%, 02/01/33		200	196,873
6.40%, 03/01/34		20	21,632
4.85%, 03/01/35		107	104,795
5.30%, 02/01/36		53	53,586
4.45%, 09/01/47		18	15,269
NNN REIT, Inc.
4.30%, 10/15/28		345	342,481
5.50%, 06/15/34		141	143,843
Realty Income Corp.
2.20%, 06/15/28		108	103,355
4.75%, 02/15/29		106	106,455
3.40%, 01/15/30		100	95,759
3.25%, 01/15/31		145	136,357
4.50%, 02/01/33		962	935,957
5.13%, 02/15/34		576	577,706
Regency Centers LP, 5.25%, 01/15/34		122	123,709
Simon Property Group LP
3.38%, 06/15/27		100	99,103
2.45%, 09/13/29		1,035	969,932
4.38%, 10/01/30		543	537,738
2.25%, 01/15/32		1,403	1,228,166
6.25%, 01/15/34		279	299,245
4.25%, 10/01/44		244	205,426
Store Capital LLC, 5.40%, 04/30/30		17,338	17,455,945
			23,753,332
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG
10.50%, 03/30/29(a)	EUR	344	$ 418,637
7.25%, 05/31/32(a)		249	293,053
Analog Devices, Inc.
4.25%, 06/15/28	USD	199	198,364
2.10%, 10/01/31		492	433,117
5.05%, 04/01/34		108	109,149
5.30%, 12/15/45		140	134,668
Applied Materials, Inc.
4.00%, 01/15/31		187	182,468
4.60%, 01/15/36		208	201,626
5.85%, 06/15/41		70	73,374
Broadcom, Inc.
4.00%, 04/15/29(d)		282	277,698
2.45%, 02/15/31		3,752	3,394,764
3.42%, 04/15/33		4,988	4,546,992
4.80%, 02/15/36		956	927,747
3.50%, 02/15/41		159	127,041
Entegris, Inc., 4.75%, 04/15/29(d)		100	98,821
Intel Corp.
3.15%, 05/11/27		544	538,304
4.88%, 02/10/28		1,668	1,673,762
4.00%, 08/05/29		827	811,752
2.45%, 11/15/29		100	93,041
3.90%, 03/25/30		71	68,965
4.65%, 06/01/31		546	540,696
4.00%, 12/15/32		205	193,572
5.15%, 02/21/34		1,472	1,472,767
5.30%, 05/15/36		135	134,325
5.63%, 02/10/43		960	932,679
4.90%, 07/29/45		676	589,203
4.10%, 05/19/46		100	77,452
3.73%, 12/08/47		54	38,876
4.75%, 03/25/50		94	78,099
6.13%, 05/15/56		400	399,468
3.10%, 02/15/60		1,085	619,333
4.95%, 03/25/60		891	739,776
5.05%, 08/05/62		812	677,599
6.20%, 05/15/66		100	99,655
Kioxia Holdings Corp., 6.25%, 07/24/30(d)		512	528,164
KLA Corp.
4.70%, 02/01/34		762	752,960
5.00%, 03/15/49		300	274,422
MKS, Inc., 4.25%, 02/15/34(a)	EUR	971	1,095,635
NVIDIA Corp.
2.00%, 06/15/31	USD	210	187,345
3.50%, 04/01/40		439	364,669
QUALCOMM, Inc.
2.15%, 05/20/30		275	251,534
4.75%, 05/20/32		710	711,092
5.00%, 05/20/35		421	419,262
4.80%, 05/20/45		743	662,759
4.30%, 05/20/47		43	35,020
4.50%, 05/20/52		100	82,728
6.00%, 05/20/53		63	64,341
STMicroelectronics NV
Series A, 0.00%, 06/23/31(a)(m)(n)		200	202,313
Series B, 0.63%, 06/23/33(a)(m)		200	200,120
Texas Instruments, Inc.
4.85%, 02/08/34		232	232,786
5.10%, 05/23/35		71	71,572
3.88%, 03/15/39		114	99,727

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.
5.00%, 03/14/53	USD	498	$ 454,967
5.05%, 05/18/63		526	469,350
			28,357,609
Software — 1.1%
Adobe, Inc., 4.95%, 04/04/34		462	459,806
AppLovin Corp.
5.13%, 12/01/29		10,483	10,569,994
5.38%, 12/01/31		28,388	28,783,967
5.95%, 12/01/54		9,098	8,770,927
Autodesk, Inc., 5.30%, 06/15/35		15	15,006
Cloud Software Group, Inc.
6.50%, 03/31/29(d)		100	97,028
9.00%, 09/30/29(d)		1,172	1,137,581
8.25%, 06/30/32(d)		214	200,571
6.63%, 08/15/33(d)		208	180,334
Core Scientific, Inc., 0.00%, 06/15/31(d)(m)(n)		546	767,403
Fair Isaac Corp.
6.00%, 05/15/33(d)		100	98,473
6.25%, 09/15/34(d)		43	42,354
Intuit, Inc.
5.13%, 09/15/28		25	25,285
1.65%, 07/15/30		15	13,333
5.20%, 09/15/33		401	402,691
5.50%, 09/15/53		144	129,403
ION Platform Finance S.a.r.l.
6.50%, 09/30/30(a)	EUR	1,524	1,397,771
6.88%, 09/30/32(a)		1,083	916,876
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(d)	USD	400	289,818
ION Platform Finance U.S., Inc./ION Platform Finance S.a.r.l.
4.63%, 05/01/28(d)		575	523,261
5.75%, 05/15/28(d)		480	440,583
8.75%, 05/01/29(d)		119	106,194
IPD 3 BV, 5.50%, 06/15/31(a)	EUR	1,219	1,357,519
Microsoft Corp.
4.10%, 02/06/37	USD	164	154,472
5.20%, 06/01/39		1,003	1,028,139
3.70%, 08/08/46		33	25,725
4.25%, 02/06/47		626	530,036
4.50%, 06/15/47		147	128,241
2.53%, 06/01/50		54	32,112
4.00%, 02/12/55		830	642,211
3.95%, 08/08/56		2,209	1,673,062
3.04%, 03/17/62		353	212,522
NCR Atleos Corp., 9.50%, 04/01/29(d)		1,250	1,332,859
NCR Voyix Corp., 5.00%, 10/01/28(d)		116	113,137
Open Text Corp., 3.88%, 12/01/29(d)		163	149,869
Open Text Holdings, Inc., 4.13%, 12/01/31(d)		183	160,653
Oracle Corp.
2.80%, 04/01/27		258	254,571
4.95%, 02/04/31		2,431	2,380,026
4.80%, 09/26/32		1,788	1,701,302
4.90%, 02/06/33		288	273,060
3.90%, 05/15/35		2,398	2,034,445
5.70%, 02/04/36		1,750	1,694,796
6.50%, 04/15/38		165	166,048
4.13%, 05/15/45		465	324,048
6.55%, 02/04/46		3,729	3,515,282
6.90%, 11/09/52		4,674	4,481,415
5.38%, 09/27/54		994	779,563
Security		Par (000)	Value
Software (continued)
Oracle Corp.
6.00%, 08/03/55	USD	5,447	$ 4,637,584
5.95%, 09/26/55		33,488	28,458,711
6.70%, 02/04/56		6,331	5,958,806
5.50%, 09/27/64		5,022	3,883,926
6.13%, 08/03/65		7,491	6,294,514
6.10%, 09/26/65		21,070	17,628,059
6.85%, 02/04/66		928	863,771
Rocket Software, Inc., 9.00%, 11/28/28(d)		119	118,289
Roper Technologies, Inc.
4.20%, 09/15/28		284	281,747
2.95%, 09/15/29		637	604,098
4.45%, 09/15/30		100	98,660
1.75%, 02/15/31		277	240,968
4.90%, 10/15/34		250	241,622
Salesforce, Inc.
4.50%, 03/15/28		11,629	11,614,321
4.90%, 09/15/31		1,461	1,457,743
5.20%, 03/15/33		22,557	22,596,660
5.55%, 03/15/36		12,101	12,091,825
6.40%, 03/15/46		727	734,311
6.55%, 03/15/56		1,127	1,127,380
6.70%, 03/15/66		767	773,099
ServiceNow, Inc.
5.05%, 05/15/33		100	99,897
5.40%, 05/15/36		519	518,734
6.30%, 05/15/56		100	101,895
SS&C Technologies, Inc.
5.50%, 09/30/27(d)		100	99,984
6.50%, 06/01/32(d)		100	100,853
Synopsys, Inc.
4.65%, 04/01/28		2,438	2,440,620
4.85%, 04/01/30		317	317,531
5.00%, 04/01/32		400	400,701
5.15%, 04/01/35		386	383,794
TeamSystem SpA
5.00%, 07/01/31(a)	EUR	318	350,007
07/01/32(a)(c)		219	249,834
UKG, Inc., 6.88%, 02/01/31(d)	USD	236	229,269
Workday, Inc.
3.70%, 04/01/29		152	147,685
3.80%, 04/01/32		60	55,871
			205,716,541
Specialized REITs — 0.0%
CubeSmart LP, 4.38%, 02/15/29		112	111,074
Extra Space Storage LP, 2.20%, 10/15/30		4,093	3,670,505
Iron Mountain, Inc.
5.25%, 03/15/28(d)		240	239,685
4.88%, 09/15/29(d)		151	148,173
5.25%, 07/15/30(d)		189	186,176
4.75%, 01/15/34(a)	EUR	1,693	1,921,568
Millrose Properties, Inc.
6.38%, 08/01/30(d)	USD	148	150,005
6.25%, 09/15/32(d)		100	100,870
Public Storage Operating Co.
2.30%, 05/01/31		627	563,036
5.00%, 07/01/35		358	356,666
SBA Communications Corp., 3.13%, 02/01/29		105	100,467
			7,548,225
Specialty Retail — 0.1%
Advance Auto Parts, Inc.
3.90%, 04/15/30		100	94,011

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Specialty Retail (continued)
Advance Auto Parts, Inc.
7.00%, 08/01/30(d)	USD	103	$ 105,610
Asbury Automotive Group, Inc.
4.50%, 03/01/28		82	81,173
4.63%, 11/15/29(d)		100	97,374
AutoNation, Inc.
4.45%, 01/15/29		287	284,269
2.40%, 08/01/31		100	88,028
AutoZone, Inc., 6.55%, 11/01/33		379	411,011
Bath & Body Works, Inc., 6.63%, 10/01/30(d)		200	204,017
Carvana Co., (9.00% Cash or 14.00% PIK), 9.00%, 06/01/31(d)(o)		245	270,383
CD&R Firefly Bidco PLC
8.63%, 04/30/29(a)	GBP	437	596,413
Series JUL, 04/30/29(a)(c)		1,616	2,205,385
Chow Tai Fook Jewellery Group Ltd., 0.38%, 06/30/30(a)(m)	HKD	24,000	2,948,418
Gap, Inc. (The)
3.63%, 10/01/29(d)	USD	87	81,973
3.88%, 10/01/31(d)		66	60,139
Goldstory SAS, 6.75%, 02/01/30(a)	EUR	1,539	1,799,138
Group 1 Automotive, Inc., 4.00%, 08/15/28(d)	USD	100	97,368
LCM Investments Holdings II LLC, 8.25%, 08/01/31(d)		257	267,777
Lithia Motors, Inc.
3.88%, 06/01/29(d)		100	95,784
5.50%, 10/01/30(d)		166	163,951
Lowe’s Cos., Inc.
3.35%, 04/01/27		2,892	2,870,441
3.10%, 05/03/27		3,936	3,897,739
1.70%, 09/15/28		63	59,282
3.65%, 04/05/29		81	79,109
2.63%, 04/01/31		477	434,478
5.15%, 07/01/33		563	568,671
5.50%, 10/15/35		303	311,353
4.05%, 05/03/47		1,330	1,039,761
4.55%, 04/05/49		363	300,158
5.13%, 04/15/50		380	340,861
4.45%, 04/01/62		523	405,307
5.80%, 09/15/62		101	98,459
Michaels Cos., Inc. (The), 8.50%, 03/15/33(d)		189	187,204
Murphy Oil U.S.A., Inc., 4.75%, 09/15/29		100	98,422
PetSmart LLC/PetSmart Finance Corp., 10.00%, 09/15/33(d)		352	352,560
Sonic Automotive, Inc., 4.88%, 11/15/31(d)		38	36,568
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(d)		66	62,567
Wayfair LLC
7.75%, 09/15/30(d)		199	209,197
7.13%, 05/31/34(d)		151	155,254
			21,459,613
Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc.
1.20%, 02/08/28		453	431,879
4.20%, 05/12/30		84	83,803
2.38%, 02/08/41		10,667	7,544,130
3.85%, 05/04/43		18,105	14,980,656
4.25%, 02/09/47		615	514,071
3.75%, 09/12/47		1,493	1,145,067
3.75%, 11/13/47		2,622	2,022,613
2.65%, 02/08/51		7,821	4,743,717
3.95%, 08/08/52		2,070	1,599,465
Security		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Apple Inc.
2.55%, 08/20/60	USD	610	$ 328,080
2.80%, 02/08/61		174	99,449
2.85%, 08/05/61		497	286,893
4.10%, 08/08/62		581	443,659
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29		424	405,379
5.10%, 03/01/30		241	240,483
3.57%, 12/01/31		250	229,543
5.55%, 08/22/34		182	179,702
Dell, Inc., 6.50%, 04/15/38		202	217,059
EquipmentShare.com, Inc., 8.63%, 05/15/32(d)		142	147,713
Hewlett Packard Enterprise Co.
4.40%, 10/15/30		561	550,721
4.85%, 10/15/31		289	287,802
5.25%, 04/01/33		476	477,474
6.20%, 10/15/35		538	577,754
6.35%, 10/15/45		240	247,349
5.60%, 10/15/54		100	92,704
HP, Inc.
5.40%, 04/25/30		264	268,892
2.65%, 06/17/31		847	757,083
4.20%, 04/15/32		200	190,865
5.50%, 01/15/33		75	76,578
6.00%, 09/15/41		51	51,281
NetApp, Inc.
5.50%, 03/17/32		198	202,334
5.70%, 03/17/35		49	50,129
Seagate Data Storage Technology Pte Ltd., 8.25%, 12/15/29(d)		1,317	1,377,129
Xerox Corp., 10.25%, 10/15/30(d)		2,834	2,493,541
			43,344,997
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc.
3.63%, 05/01/43		100	78,444
3.38%, 11/01/46		166	120,601
VF Corp.
4.25%, 03/07/29	EUR	509	585,757
2.95%, 04/23/30	USD	28	25,528
			810,330
Tobacco — 0.1%
Altria Group, Inc.
2.45%, 02/04/32		366	322,004
5.80%, 02/14/39		595	603,649
4.25%, 08/09/42		110	90,660
4.50%, 05/02/43		1,377	1,157,991
5.95%, 02/14/49		221	217,087
4.45%, 05/06/50		803	633,927
BAT Capital Corp.
3.46%, 09/06/29		101	97,444
2.73%, 03/25/31		536	489,731
4.63%, 03/22/33		923	902,865
4.39%, 08/15/37		1,034	945,603
7.08%, 08/02/43		279	310,769
5.65%, 03/16/52		616	581,044
Philip Morris International, Inc.
5.25%, 09/07/28		174	176,676
5.63%, 11/17/29		28	28,853
5.13%, 02/15/30		458	464,942
5.50%, 09/07/30		1,078	1,111,635
1.75%, 11/01/30		554	491,150
5.63%, 09/07/33		950	987,715

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Tobacco (continued)
Philip Morris International, Inc.
5.25%, 02/13/34	USD	393	$ 399,443
6.38%, 05/16/38		648	708,713
4.50%, 03/20/42		1,070	942,043
4.13%, 03/04/43		305	256,063
Reynolds American, Inc., 6.15%, 09/15/43		1,223	1,239,602
			13,159,609
Trading Companies & Distributors — 0.1%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc., 5.38%, 05/21/30(a)	EUR	252	298,040
EquipmentShare.com, Inc.
8.00%, 03/15/33(d)	USD	100	102,374
07/01/34(c)(d)		159	156,224
FTAI Aviation Investors LLC
7.88%, 12/01/30(d)		176	183,895
7.00%, 05/01/31(d)		127	131,540
GATX Corp.
3.50%, 03/15/28		241	236,371
4.70%, 04/01/29		200	199,718
1.90%, 06/01/31		347	303,297
6.05%, 03/15/34		100	104,831
6.90%, 05/01/34		661	729,648
Herc Holdings, Inc.
6.63%, 06/15/29(d)		100	102,097
7.00%, 06/15/30(d)		43	44,529
7.25%, 06/15/33(d)		275	286,703
Posco International Corp., 5.13%, 06/29/31(a)		2,000	1,991,160
QXO Building Products, Inc.
6.50%, 07/15/31(d)		81	82,553
6.75%, 04/30/32(d)		145	149,724
Sumisho Air Lease Corp.
4.63%, 10/01/28		1,638	1,632,474
3.13%, 12/01/30		170	157,464
Triton Container International Ltd./TAL International Container Corp., 5.15%, 02/15/33		2,647	2,593,769
			9,486,411
Transportation Infrastructure — 0.0%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41(a)		1,000	879,810
ASG Finance DAC, 9.75%, 05/15/29(a)		346	286,765
Heathrow Finance PLC, 6.63%, 03/01/31(a)	GBP	239	317,518
Progroup AG, 5.38%, 04/15/31(a)	EUR	810	945,392
TAV Havalimanlari Holding AS, 8.50%, 12/07/28(a)	USD	5,028	5,180,411
			7,609,896
Water Utilities — 0.0%
Severn Trent Utilities Finance PLC, 4.25%, 01/29/40(a)	EUR	2,000	2,270,254
Thames Water Utilities Finance PLC, 4.00%, 06/19/27(a)	GBP	2,796	2,104,708
			4,374,962
Wireless Telecommunication Services — 0.2%
Digicel Group Holdings Ltd., Series 2B14, 0.00%, 12/31/30(d)(h)(n)	USD	544	32,616
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/32(a)		892	919,318
Fibercop SpA
5.38%, 04/15/31(a)	EUR	900	1,066,456
5.13%, 06/30/32(a)		268	314,610
7.20%, 07/18/36(d)	USD	200	205,090
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
Rogers Communications, Inc.
3.80%, 03/15/32	USD	52	$ 48,489
5.30%, 02/15/34		237	234,940
7.50%, 08/15/38		503	569,031
5.45%, 10/01/43		963	898,565
7.13%, 04/15/55		167	171,577
SoftBank Group Corp.
5.25%, 10/10/29(a)	EUR	1,342	1,541,140
6.38%, 04/22/30(a)		460	538,636
7.00%, 07/08/31(a)	USD	4,400	4,391,130
5.88%, 07/10/31(a)	EUR	100	114,623
7.00%, 04/22/32(a)		1,477	1,759,096
7.25%, 07/10/32(a)	USD	1,000	985,039
6.38%, 07/10/33(a)	EUR	1,760	2,017,100
7.38%, 04/22/34(a)		1,125	1,339,505
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/28(d)	USD	123	122,829
T-Mobile U.S.A., Inc.
2.05%, 02/15/28		110	105,697
4.95%, 03/15/28		1,205	1,212,500
4.80%, 07/15/28		25	25,098
2.40%, 03/15/29		792	747,555
4.20%, 10/01/29		763	753,598
2.70%, 03/15/32		45	39,994
5.05%, 07/15/33		533	532,093
5.75%, 01/15/34		1,218	1,261,195
5.15%, 04/15/34		329	329,608
4.70%, 01/15/35		218	210,387
5.00%, 02/15/36		425	415,742
4.38%, 04/15/40		208	183,461
3.60%, 11/15/60		4,913	3,180,050
5.80%, 09/15/62		456	437,779
Turkcell Iletisim Hizmetleri AS
7.65%, 01/24/32(d)		200	206,972
7.65%, 01/24/32(a)		858	887,910
VF Ukraine PAT via VFU Funding PLC, 9.63%, 02/11/27(d)		915	914,524
Vmed O2 UK Financing I PLC
4.25%, 01/31/31(d)		200	164,471
4.50%, 07/15/31(a)	GBP	418	454,878
4.75%, 07/15/31(d)	USD	403	331,127
5.63%, 04/15/32(a)	EUR	1,134	1,140,347
7.75%, 04/15/32(d)	USD	200	180,628
6.75%, 01/15/33(d)		200	169,333
Vodafone Group PLC
4.80%, 06/18/31		305	302,837
5.35%, 06/18/36		210	208,230
4.38%, 02/19/43		425	355,621
5.25%, 05/30/48		779	699,568
4.25%, 09/17/50		804	619,165
6.10%, 06/18/56		330	324,145
5.75%, 02/10/63		154	142,688
Zegona Finance PLC
8.63%, 07/15/29(d)		1,372	1,432,792
01/15/32(a)(c)	EUR	290	332,622
			35,572,405
Total Corporate Bonds — 24.4% (Cost: $4,480,961,611)			4,431,990,630

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Fixed Rate Loan Interests
Financial Services — 0.2%
Aspen Owner LLC, Term Loan (First Lien), 7.27%, 02/09/27(h)	USD	29,088	$ 29,154,277
Total Fixed Rate Loan Interests — 0.2% (Cost: $29,083,070)			29,154,277
Floating Rate Loan Interests(b)
Banks — 0.0%
Nobian Finance BV, 2025 Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.40%), 5.84%, 07/01/30(h)	EUR	1,000	1,084,225
Ohio Power Partners LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.39%, 11/12/32(h)	USD	1,266	1,269,390
Tk Elevator Midco GmbH, Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.15%, 04/30/30(h)	EUR	2,000	2,293,312
			4,646,927
Chemicals — 0.1%
BASF Coatings, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.05%, 05/06/33(h)		1,000	1,143,240
Cirkul, Inc., (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 16.85%, 04/23/28(f)(g)(h)	USD	320	57,686
Clarios Global LP, (1-mo. EURIBOR at 0.00% Floor + 2.75%), 4.93%, 01/28/32(h)	EUR	1,000	1,144,942
Discovery Global Holdings, Inc., (1-mo. EURIBOR at 0.00% Floor + 2.50%), 4.68%, 06/03/33(h)		1,000	1,143,171
Endeavour Trade & Investment Ltd., 10/20/26	USD	4,000	3,994,000
Medical Solutions LLLC
(3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.30%, 11/01/30		460	94,347
(3-mo. CME Term SOFR at 0.50% Floor + 7.00%), 10.80%, 11/03/31		770	92,363
Mehilainen Yhtiot Oy, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.30%, 08/25/31	EUR	1,000	1,147,091
Montage Hotels & Resorts LLC
Revolver, (3-mo. CME Term SOFR at 2.00% Floor + 6.00%), 9.65%, 02/16/29(h)	USD	2,114	2,006,089
Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 9.73%, 02/16/29(h)		6,895	6,542,151
Robertshaw U.S. Holding Corp., Fifth-Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.00%), 11.77%, 02/28/27(f)(g)(h)		1,795	—
Techem Verwaltungsgesellschaft, 07/16/32	EUR	1,000	1,143,548
Wilmington Trust Company, 07/18/29(h)	USD	1,013	1,002,825
			19,511,453
Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC (aka USAGM Holdco LLC), Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.89%, 08/20/32		3,617	3,616,225
Alorica, Inc., Term Loan B (First Lien), (1-mo. CME Term SOFR at 1.00% Floor + 6.88%), 10.52%, 12/21/27(h)		4,751	4,662,117
Interface Security Systems LLC, Initial Term Loan, (1-mo. CME Term SOFR at 1.75% Floor + 8.00%), (7.00% Cash and 1.00% PIK), 10.74%, 08/07/28(f)(g)(h)(o)		9,705	2,790,249
			11,068,591
Security		Par (000)	Value
Construction Materials — 0.1%
Cirkul, Inc., Term Loan, (3-mo. CME Term SOFR at 4.00% Floor + 11.00%), (7.50% Cash and 3.50% PIK), 7.88%, 04/23/28(f)(g)(h)(o)	USD	4,325	$ 778,492
Flexsys Cayman Holdings LP, Second Out Refinancing Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.34%, 08/01/29		1,957	195,740
Goodarz Holding Co. S.a.r.l, Term Loan, (1-mo. EURIBOR at 0.00% Floor + 6.25%), 8.53%, 11/20/28(h)	EUR	9,775	11,163,507
Houston Center
Term Loan A, 5.75%, 05/09/30(h)	USD	5,515	5,105,548
Term Loan B, 5.75%, 05/09/30(h)		7,132	1
			17,243,288
Diversified Telecommunication Services — 0.0%
Avaya, Inc., Initial Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.14%, 08/01/28		11	9,399
Connect Finco S.a.r.l., Amendment No. 4 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.14%, 09/27/29		2,385	2,388,688
			2,398,087
Electric Utilities — 0.0%
Hunterstown Generation LLC, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 11/06/31(h)		1,537	1,535,165
Financial Services — 0.1%
CTP-02 Propco LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.87%, 12/06/27(h)		10,862	10,857,948
Garfunkelux Holdco 3 SA, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 7.04%, 08/01/28	EUR	6,275	6,972,645
Macerich Crabtree LP, Initial Advance, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.11%, 08/06/29(h)	USD	7,036	7,017,159
			24,847,752
Gas Utilities — 0.0%
CPV Fairview LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 08/14/31(h)		1,517	1,517,330
Health Care Providers & Services — 0.1%
ECL Entertainment LLC, Term B Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.64%, 08/30/30		5,633	5,630,840
ITG Communications LLC, Initial Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.39%, 07/09/31(h)		2,251	2,211,519
Peninsula Pacific Entertainment LLC, Term B Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.60%, 10/01/32(h)		5,336	5,336,279
RunItOneTime LLC
Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 12.50%), 16.14%, 10/15/26(h)		783	780,084
Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 12.50%), (1.00% Cash and 11.50% PIK), 16.14%, 10/15/26(h)(o)		83	54,457

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
RunItOneTime LLC
Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 12.50%), (1.00% Cash and 11.50% PIK), 16.14%, 10/15/26(h)(o)	USD	1,702	$ 1,115,105
West Deptford Energy Holdings LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.64%, 07/24/32(h)		1,843	1,833,475
			16,961,759
Hotels, Restaurants & Leisure — 0.2%
Argento LLC, Term Loan A, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.64%, 04/30/31(h)		3,709	3,690,455
Hilton Garden Inn Waikiki, Term Loan (First Lien), (1-mo. CME Term SOFR at 0.00% Floor + 3.30%), 6.92%, 05/31/29(h)		13,200	12,878,786
HRNI Holdings LLC, Term B Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 8.13%, 12/11/28		7,044	6,825,841
Long Point Development, LLC, Refinancing Debt, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 7.97%, 01/01/28(h)		7,500	7,500,000
Maverick Gaming LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 9.50%), 15.25%, 06/05/28(f)(g)(h)		2,706	—
Sodalite Tahoe Hotel LLC, Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.90%), 6.63%, 10/25/26(h)		8,244	7,821,225
			38,716,307
Independent Power and Renewable Electricity Producers — 0.0%
Tenaska Pennsylvania Partners LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.87%, 02/18/33(h)		1,017	1,013,004
IT Services — 0.1%
CoreWeave Compute Acquisition Co. II LLC, Delayed Draw Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 13.30%, 07/31/28(h)		9,161	9,207,282
CoreWeave Compute Acquisition Co. IV LLC
Delayed Draw Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.89%, 09/30/30(h)		7,715	7,590,147
Delayed Draw Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.50%), 9.67%, 05/16/29(h)		8,181	8,242,249
			25,039,678
Leisure Products — 0.0%
J & J Ventures Gaming LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.14%, 04/26/30		1,847	1,836,652
Life Sciences Tools & Services — 0.1%
Project Midnights, Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.15%), 5.35%, 08/22/29(h)	EUR	10,903	12,457,948
Machinery — 0.2%
Betclic Everest Group SAS, Facility B2, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.23%, 12/10/31(h)		1,000	1,144,028
CML Hotel Adeline, Term Loan, (1 mo. CME Term SOFR at 0.00% Floor + 12.50%), 6.77%, 03/01/31(h)	USD	9,700	9,700,000
Security		Par (000)	Value
Machinery (continued)
CML The Ben, Term Loan, (1 mo. CME Term SOFR at 0.00% Floor + 6.00%), 9.62%, 03/09/31(g)(h)	USD	3,900	$ 3,864,556
Cobham Ultra SeniorCo S.a r.l., Facility B, (3- mo. EURIBOR at 0.00% Floor + 3.75%), 5.90%, 08/06/29	EUR	1,000	1,144,383
Crescent Midstream Intermediate Holdings LLC, Initial Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.40%, 02/18/33(h)	USD	3,756	3,775,944
Hydrofarm Holdings Group, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.43%, 10/25/28(f)(g)(h)		2,094	1,046,931
Kersia International, 2026 Incremental Facility B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.79%, 12/18/30(h)	EUR	1,000	1,147,239
Redstone HoldCo 2 LP, Initial Term Loan B-1 (Third Lien), 12/31/30	USD	1,146	338,038
SGB-SMIT MidCo GmbH, Facility B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.93%, 03/10/33(h)	EUR	1,000	1,150,815
Vehis Warehouse Leasing 2025 DAC, Term Loan, 06/10/32(h)	PLN	12,488	3,319,648
			26,631,582
Media — 0.1%
CSC Holdings LLC, September 2019 Initial Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.50%), 8.25%, 04/15/27	USD	1,060	742,146
DirecTV Financing LLC, 2025 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.16%, 02/17/31(h)		3,566	3,570,638
Discovery Global Holdings, Inc., Initial Dollar Term Loan, (1 mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 06/03/33		6,683	6,682,360
			10,995,144
Passenger Airlines — 0.1%
CoreWeave Compute Acquisition Co. VIII LLC, Term Loan, 03/31/32(h)		17,650	17,649,960
Usavflow II Ltd., Term Loan B (First Lien), (1- mo. CME Term SOFR at 0.00% Floor + 6.50%), 10.11%, 09/10/29(h)		1,657	1,663,798
			19,313,758
Personal Care Products — 0.0%
AI Mansart (Luxembourg) Bidco S.C.S.
Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.99%, 09/01/28(h)		718	715,239
Term Loan A (First Lien), (6-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.99%, 09/01/28(h)		1,011	1,007,053
			1,722,292
Semiconductors & Semiconductor Equipment — 0.0%
Altar Bidco, Inc., Initial Term Loan (Second Lien), (6-mo. CME Term SOFR at 0.50% Floor + 5.60%), 9.11%, 02/01/30(h)		500	466,495
Software — 0.1%
ConnectWise LLC, Initial Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.49%, 09/29/28		2,668	2,446,674
CoreWeave Financing DDTL V LLC, Delayed Draw Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.12%, 11/15/31		3,767	3,841,387

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
EIS Group Ltd.
Closing Date Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 10.64%, 07/08/28(h)	USD	12,826	$ 11,767,472
Revolving Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 10.64%, 07/10/28(h)		1,283	1,176,747
Finastra U.S.A., Inc., Term Loan, (3-mo. EURIBOR at 0.00% Floor + 4.50%), 6.90%, 09/15/32(h)	EUR	1,000	1,080,191
GoTo Group, Inc., Exchange First Out Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.58%, 04/28/28(h)	USD	721	597,496
			20,909,967
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Corp., Initial Term Loan (First Lien), (6- mo. CME Term SOFR at 0.50% Floor + 4.00%), 7.64%, 11/19/29(h)		1,588	1,114,053
Transportation Infrastructure — 0.1%
One Frio Holdco BV
Term Loan, (1-day SONIA at 0.00% Floor + 3.15%), 4.54%, 08/15/30(h)	GBP	3,416	4,527,747
Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.15%), 4.66%, 08/15/30(h)	EUR	11,247	12,840,991
			17,368,738
Total Floating Rate Loan Interests — 1.5% (Cost: $302,639,813)			277,315,970
Foreign Agency Obligations
Colombia — 0.1%
Ecopetrol SA
7.75%, 02/01/32	USD	5,075	5,312,764
8.88%, 01/13/33		71	77,745
8.38%, 01/19/36		1,056	1,136,256
			6,526,765
Hungary — 0.0%
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(a)	EUR	100	121,386
Kuwait — 0.0%
Equate Petrochemical Co. KSCC, 4.25%, 11/03/26(a)	USD	200	199,148
Mexico — 0.1%
Petroleos Mexicanos
5.35%, 02/12/28		368	367,742
6.50%, 01/23/29		3,690	3,766,531
8.75%, 06/02/29		11,202	11,972,330
5.95%, 01/28/31		4,169	4,123,558
6.70%, 02/16/32		297	299,230
			20,529,391
Morocco — 0.0%
OCP SA, 7.50%, 05/02/54(d)		200	216,790
Security		Par (000)	Value
Ukraine — 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC
7.13%, 07/19/26(a)(o)	EUR	1,247	$ 1,296,458
7.63%, 11/08/28(d)(o)	USD	783	694,121
			1,990,579
Total Foreign Agency Obligations — 0.2% (Cost: $28,758,982)			29,584,059
Foreign Government Obligations
Argentina — 0.0%
Argentina Treasury Bond BONCER, 0.00%, 12/15/27(n)	ARS	517,516	884,609
Republic of Argentina
1.00%, 07/09/29	USD	36	32,905
0.75%, 07/09/30(e)		30	26,663
4.13%, 07/09/35(e)		693	555,093
3.50%, 07/09/41(e)		1,109	830,087
			2,329,357
Barbados — 0.0%
Barbados Government International Bond, 8.00%, 06/26/35(d)		905	968,350
Benin — 0.0%
Republic of Benin
4.95%, 01/22/35(a)	EUR	436	469,603
7.96%, 02/13/38(d)	USD	569	603,610
			1,073,213
Bolivia — 0.0%
Bolivian Government International Bond, 9.45%, 05/14/31(d)		461	471,811
Brazil — 0.2%
Brazil Letras do Tesouro Nacional, 0.00%, 10/01/26(n)	BRL	843	15,790,734
Federative Republic of Brazil
10.00%, 01/01/27		585	11,128,503
0.00%, 04/01/27(n)		203	3,564,900
10.00%, 01/01/31		225	3,778,968
6.63%, 03/15/35	USD	200	205,680
5.50%, 04/23/36	EUR	1,103	1,271,158
			35,739,943
Cameroon — 0.0%
Republic of Cameroon, 9.50%, 07/31/31(a)	USD	822	828,814
Chile — 0.0%
Republic of Chile
5.00%, 10/01/28(a)(d)	CLP	4,085,000	4,458,900
4.34%, 03/07/42	USD	200	176,950
			4,635,850
Colombia — 0.1%
Republic of Colombia
12.50%, 02/27/30	COP	7,984,500	2,343,894
7.75%, 09/18/30		36,658,500	9,189,506
7.00%, 06/30/32		4,779,000	1,106,789
13.25%, 02/09/33		12,064,900	3,718,860
6.25%, 07/09/36		10,373,400	2,069,311
6.50%, 11/26/38	EUR	100	120,179
5.20%, 05/15/49	USD	1,825	1,463,376
7.25%, 10/26/50	COP	7,107,900	1,322,378
12.00%, 03/13/58		5,833,800	1,683,126
			23,017,419

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Congo — 0.0%
Congolese International Bond, 9.50%, 02/17/35(a)	USD	295	$ 288,454
Congo (Democratic Republic) — 0.0%
Democratic Republic of Congo, 9.50%, 04/16/37(d)		209	217,621
Costa Rica — 0.0%
Republic of Costa Rica
7.16%, 03/12/45(a)		809	892,883
7.30%, 11/13/54(a)		739	833,836
			1,726,719
Côte d’Ivoire — 0.0%
Republic of Cote d’Ivoire
5.88%, 10/17/31(a)	EUR	100	117,707
8.08%, 04/01/36(d)	USD	200	219,588
			337,295
Czechia — 0.1%
Czech Republic
3.60%, 06/03/36	CZK	197,380	8,589,238
4.00%, 04/04/44		61,480	2,545,212
			11,134,450
Dominican Republic — 0.0%
Dominican Republic
4.50%, 01/30/30(d)	USD	150	145,013
7.05%, 02/03/31(d)		150	158,190
10.75%, 06/01/36(d)	DOP	78,800	1,421,414
10.50%, 03/15/37(d)		136,100	2,420,298
			4,144,915
Ecuador — 0.0%
Republic of Ecuador
6.90%, 07/31/35(a)(e)	USD	566	519,062
9.25%, 01/29/39(d)		255	261,247
			780,309
Egypt — 0.0%
Arab Republic of Egypt
5.80%, 09/30/27(a)		217	216,911
24.46%, 10/01/27	EGP	106,784	2,140,712
24.44%, 08/05/28		25,744	519,665
23.38%, 08/26/28		76,919	1,526,732
9.45%, 02/04/33(d)	USD	200	221,775
			4,625,795
Gabon — 0.0%
Gabonese Republic, 7.00%, 11/24/31(a)		1,549	1,319,980
Guatemala — 0.0%
Republic of Guatemala, 7.05%, 10/04/32(d)		200	215,700
Hungary — 0.1%
Hungarian People’s Republic
5.25%, 06/16/29(d)		200	202,375
6.00%, 09/26/35(a)		200	208,308
7.00%, 10/24/35	HUF	1,932,780	7,072,806
Hungary Government Bond
6.25%, 09/23/37		966,460	3,414,490
3.00%, 10/27/38		1,312,270	3,423,900
			14,321,879
Indonesia — 0.2%
Republic of Indonesia
2.85%, 02/14/30	USD	17,370	16,197,525
5.88%, 03/15/31	IDR	256,324,000	13,605,199
8.25%, 06/15/32		2,448,000	143,488
Security		Par (000)	Value
Indonesia (continued)
Republic of Indonesia
7.00%, 02/15/33	IDR	18,862,000	$ 1,044,372
6.63%, 05/15/33		12,665,000	684,485
4.50%, 05/29/33	EUR	100	115,511
3.05%, 03/12/51	USD	11,595	7,408,046
			39,198,626
Italy — 0.5%
Republic of Italy
2.85%, 02/01/31(a)	EUR	63,552	72,218,766
3.45%, 02/01/36(a)		17,982	20,373,357
			92,592,123
Japan — 0.0%
Japanese Government Bonds (30 Year), 0.70%, 09/20/51	JPY	420,000	1,269,312
Kazakhstan — 0.0%
Republic of Kazakhstan, 18.40%, 10/16/28(a)	KZT	233,500	504,088
Kenya — 0.0%
Republic of Kenya, 9.75%, 02/16/31(d)	USD	200	217,500
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond, 7.75%, 06/03/30(d)		200	202,500
Latvia — 0.0%
Republic of Latvia, 5.13%, 07/30/34(d)		200	202,124
Lebanon — 0.0%
Lebanese Republic
6.25%, 11/04/24(a)(f)(g)		940	230,930
6.85%, 03/23/27(a)(f)(g)		1,618	404,500
6.65%, 11/03/28(a)(f)(g)		571	143,606
			779,036
Mexico — 0.5%
Eagle Funding Luxco S.a.r.l., 5.50%, 08/17/30(d)		250	250,379
United Mexican States
7.00%, 09/03/26	MXN	2,119	12,125,955
8.50%, 03/01/29		266	1,544,325
2.66%, 05/24/31	USD	30,379	26,905,161
5.38%, 03/22/33		200	196,024
6.35%, 02/09/35		504	515,844
5.63%, 09/22/35		200	194,390
8.00%, 02/21/36	MXN	394	2,099,925
6.88%, 05/13/37	USD	920	967,435
6.25%, 08/27/37		1,034	1,033,069
5.38%, 05/16/40	EUR	1,927	2,210,047
7.75%, 11/13/42	MXN	1,988	9,702,565
4.50%, 01/31/50	USD	25,868	19,194,832
8.00%, 04/29/55	MXN	31	148,465
7.38%, 05/13/55	USD	2,225	2,367,667
			79,456,083
Mongolia — 0.0%
Government of Mongolia, 07/02/31(c)(d)		222	219,931
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27(a)		200	193,100
4.75%, 04/02/35(d)	EUR	100	116,118
			309,218
Mozambique — 0.0%
Republic of Mozambique, 9.00%, 09/15/31(d)(e)	USD	202	177,457

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Nigeria — 0.0%
Republic of Nigeria, 10.38%, 12/09/34(d)	USD	200	$ 237,600
Pakistan — 0.0%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)		905	928,756
Pakistan Government International Bond, 6.98%, 04/24/29(a)		456	456,684
			1,385,440
Panama — 0.4%
Republic of Panama
8.88%, 09/30/27		4,894	5,138,700
3.88%, 03/17/28		62,578	61,482,885
			66,621,585
Paraguay — 0.0%
Republic of Paraguay
2.74%, 01/29/33(a)		200	177,426
8.50%, 04/04/38(d)	PYG	8,226,000	1,296,906
			1,474,332
Peru — 0.1%
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(a)	USD	226	225,661
Republic of Peru
2.78%, 01/23/31		100	92,050
1.86%, 12/01/32		100	82,875
5.40%, 08/12/34(a)	PEN	14,586	4,159,861
7.60%, 08/12/39(a)		8,301	2,605,444
3.55%, 03/10/51	USD	14,265	10,042,845
6.20%, 06/30/55		64	66,062
			17,274,798
Philippines — 0.3%
Republic of the Philippines
3.00%, 02/01/28		11,468	11,238,525
6.38%, 07/27/30	PHP	116,710	1,877,254
6.00%, 08/20/30		1,191,545	18,903,711
6.38%, 04/28/35		175,000	2,745,289
3.20%, 07/06/46	USD	15,450	10,813,455
			45,578,234
Poland — 0.1%
Republic of Poland
5.00%, 01/25/30	PLN	12,170	3,301,329
4.00%, 07/25/31		3,804	978,889
1.75%, 08/25/31		3,508	906,910
4.88%, 10/04/33	USD	34	33,891
5.00%, 10/25/34	PLN	14,866	3,922,074
5.00%, 10/25/35		33,318	8,710,614
2.00%, 08/25/36		4,159	1,014,701
5.50%, 04/04/53	USD	106	100,231
			18,968,639
Romania — 0.1%
Romania
5.25%, 11/25/27(d)		30	30,038
2.12%, 07/16/31(a)	EUR	161	163,701
5.25%, 05/30/32(a)		798	928,891
4.63%, 03/04/33(d)		86	95,270
5.38%, 06/07/33(d)		194	223,883
6.25%, 09/10/34(d)		130	156,828
6.75%, 04/25/35	RON	10,910	2,387,449
4.25%, 04/28/36		11,395	2,047,283
6.13%, 10/07/37(d)	EUR	194	225,408
Security		Par (000)	Value
Romania (continued)
Romania
6.75%, 07/11/39(d)	EUR	58	$ 70,164
6.50%, 10/07/45(d)		249	287,133
			6,616,048
Serbia — 0.0%
Republic of Serbia, 6.00%, 06/12/34(d)	USD	200	205,066
South Africa — 0.2%
Republic of South Africa
8.00%, 01/31/30	ZAR	249,672	15,365,233
7.00%, 02/28/31		319,303	18,820,330
7.10%, 11/19/36(d)	USD	200	215,136
8.50%, 01/31/37	ZAR	25,082	1,523,781
8.75%, 02/28/48		33,587	2,014,210
5.75%, 09/30/49	USD	200	169,375
			38,108,065
Spain — 1.0%
Kingdom of Spain
2.60%, 05/31/31	EUR	54,478	61,650,372
3.30%, 04/30/36(a)(d)		89,067	101,780,514
3.40%, 10/31/36(a)(d)		8,956	10,281,101
			173,711,987
Sri Lanka — 0.0%
Republic of Sri Lanka
4.00%, 04/15/28(a)	USD	1,525	1,473,614
3.35%, 03/15/33(a)(e)		911	872,741
3.60%, 06/15/35(a)(e)		2,217	1,847,870
			4,194,225
Suriname — 0.0%
Suriname Government International Bond, 8.50%, 11/06/35(d)		200	218,102
Trinidad and Tobago — 0.0%
Republic of Trinidad and Tobago, 6.40%, 06/26/34(a)		654	670,023
Turkey — 0.0%
Republic of Türkiye
31.08%, 11/08/28	TRY	33,417	662,298
30.00%, 09/12/29		38,692	745,903
7.13%, 02/12/32	USD	200	205,050
6.30%, 03/14/33		459	448,558
26.20%, 10/05/33	TRY	40,080	735,503
27.70%, 09/27/34		40,431	775,315
			3,572,627
Ukraine — 0.0%
Ukraine Government
0.00%, 02/01/30(d)(e)	USD	32	22,912
0.00%, 02/01/35(d)(e)		68	40,878
0.00%, 02/01/36(a)(e)		1,182	706,185
4.50%, 02/01/36(d)(e)		80	54,355
4.50%, 02/01/36(a)(e)		513	349,525
			1,173,855
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27		3,949	3,944,725
9.75%, 07/20/33	UYU	28,044	775,735
8.00%, 10/29/35		83,373	2,123,348
5.10%, 06/18/50	USD	13,597	12,735,052
5.25%, 09/10/60		114	105,738
			19,684,598

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Uzbekistan — 0.0%
Republic of Uzbekistan
5.38%, 05/29/27(a)	EUR	780	$ 902,876
7.85%, 10/12/28(d)	USD	200	211,536
			1,114,412
Venezuela — 0.0%
Republic of Venezuela
9.25%, 09/15/27(f)(g)		541	260,475
11.95%, 08/05/31(a)(f)(g)		1,341	730,627
			991,102
Total Foreign Government Obligations — 4.0% (Cost: $748,331,787)			725,106,610

	Shares
Investment Companies(q)
Fixed-Income Funds — 2.5%
iShares AAA CLO Active ETF	200,000	10,382,000
iShares Flexible Income Active ETF	3,781,900	197,944,646
iShares iBoxx USD Investment Grade Corporate Bond ETF(l)	2,216,600	241,764,562
		450,091,208
Total Investment Companies — 2.5% (Cost: $ 448,828,212)		450,091,208

		Par (000)
Municipal Bonds
California — 0.2%
Bay Area Toll Authority, RB, Series S1, 7.04%,04/01/50	USD	4,850	5,507,191
Los Angeles Community College District, GO, 6.60%,08/01/42		3,990	4,203,834
State of California
GO, 7.55%,04/01/39		4,000	4,747,654
GO, Refunding, 4.60%,04/01/38		22,215	22,324,198
University of California, RB, Series AD, 4.86%,05/15/2112		2,467	2,044,266
			38,827,143
Georgia — 0.0%
Municipal Electric Authority of Georgia, RB, 6.64%,04/01/57		3,094	3,303,312
Illinois — 0.1%
State of Illinois, GO, 5.10%,06/01/33		14,062	14,205,885
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series 2022-ELL, Class A2, 4.15%,02/01/33		2,630	2,597,746
New Jersey — 0.1%
New Jersey Turnpike Authority, RB, Series F, 7.41%,01/01/40		4,596	5,363,711
New York — 0.1%
Metropolitan Transportation Authority
RB, 6.67%,11/15/39		3,060	3,303,262
RB, Series E, 6.81%,11/15/40		515	566,832
New York City Water & Sewer System
RB, 6.01%,06/15/42		2,430	2,449,441
Security		Par (000)	Value
New York (continued)
New York City Water & Sewer System
RB, 5.88%,06/15/44	USD	1,665	$ 1,654,425
New York State Dormitory Authority, RB, Series H, 5.39%,03/15/40		1,470	1,464,414
Port Authority of New York & New Jersey
RB, 5.65%,11/01/40		2,780	2,916,064
RB, 4.93%,10/01/51		1,400	1,307,250
RB, Series 181, 4.96%,08/01/46		5,020	4,792,678
			18,454,366
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%,02/15/50		3,555	4,416,419
Texas — 0.1%
City of San Antonio, TX Electric & Gas Systems Revenue, RB, 5.81%,02/01/41		4,375	4,520,046
Port of Beaumont Navigation District, Refunding RB, Series B, 10.00%,07/01/26(d)		7,045	7,045,000
State of Texas, GO, 5.52%,04/01/39		5,357	5,427,828
			16,992,874
Total Municipal Bonds — 0.6% (Cost: $115,671,372)			104,161,456
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 7.4%
A&D Mortgage Trust
Series 2023-NQM5, Class A1, 7.05%, 11/25/68(d)(e)		6,042	6,065,375
Series 2024-NQM5, Class A1, 5.70%, 11/25/69(d)		1,766	1,769,372
Series 2024-NQM5, Class M1, 6.52%, 11/25/69(b)(d)		2,033	2,032,971
Series 2026-NQM1, Class A1, 4.91%, 02/25/71(b)(d)		3,726	3,684,016
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(d)(e)		3,223	3,222,742
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A1, 4.67%, 11/25/35(b)		2,965	2,006,337
AFG Trust
Series 2026-1, Class D, (1-mo. BBSW + 1.65%), 5.96%, 10/10/57(a)(b)	AUD	710	485,920
Series 2026-1, Class E, (1-mo. BBSW + 2.80%), 7.11%, 10/10/57(a)(b)		565	386,531
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(b)(d)	USD	1	505
Series 2020-C, Class C, 0.00%, 09/27/60(d)		69	1,384
Series 2021-C, Class A, 6.12%, 01/25/61(d)(e)		5,255	5,259,314
Series 2021-C, Class B, 6.72%, 01/25/61(d)(e)		3,630	3,621,865
Series 2021-C, Class C, 0.00%, 01/25/61(d)		7,987	8,634,925
Series 2021-D, Class A, 6.00%, 03/25/60(d)(e)		11,717	11,725,219
Series 2021-D, Class B, 7.00%, 03/25/60(b)(d)		6,310	6,312,192
Series 2021-D, Class C, 0.00%, 03/25/60(b)(d)		7,941	10,241,667
Series 2021-E, Class A1, 1.74%, 12/25/60(b)(d)		17,580	15,373,736

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Ajax Mortgage Loan Trust
Series 2021-E, Class A2, 2.69%, 12/25/60(b)(d)	USD	4,422	$ 3,441,837
Series 2021-E, Class B1, 3.73%, 12/25/60(b)(d)		2,669	1,935,724
Series 2021-E, Class B3, 3.98%, 12/25/60(b)(d)		7,539	4,013,088
Series 2021-E, Class M1, 2.94%, 12/25/60(b)(d)		1,744	1,275,435
Series 2021-E, Class SA, 0.00%, 12/25/60(b)(d)		11	5,420
Series 2021-F, Class A, 5.88%, 06/25/61(d)(e)		31,096	31,116,412
Series 2021-F, Class B, 6.75%, 06/25/61(d)(e)		13,463	13,383,285
Series 2021-F, Class C, 0.00%, 06/25/61(d)		18,829	18,995,491
Series 2022-A, Class A1, 3.50%, 10/25/61(d)(e)		9,782	9,480,279
Series 2022-A, Class A2, 3.00%, 10/25/61(b)(d)		1,244	1,161,334
Series 2022-A, Class A3, 3.00%, 10/25/61(b)(d)		664	616,201
Series 2022-A, Class B, 3.00%, 10/25/61(d)		4,977	4,136,247
Series 2022-A, Class C, 3.00%, 10/25/61(d)		2,343	3,191,032
Series 2022-A, Class M1, 3.00%, 10/25/61(d)		726	670,540
Series 2022-A, Class M2, 3.00%, 10/25/61(d)		3,256	2,924,211
Series 2022-A, Class M3, 3.00%, 10/25/61(d)		208	181,694
Series 2022-B, Class A1, 3.50%, 03/27/62(d)(e)		14,191	13,699,321
Series 2022-B, Class A2, 3.00%, 03/27/62(b)(d)		937	873,088
Series 2022-B, Class A3, 3.00%, 03/27/62(b)(d)		804	743,419
Series 2022-B, Class B, 3.00%, 03/27/62(d)		4,464	3,703,789
Series 2022-B, Class C, 3.00%, 03/27/62(d)		4,753	3,958,610
Series 2022-B, Class M1, 3.00%, 03/27/62(d)		603	554,799
Series 2022-B, Class M2, 3.00%, 03/27/62(d)		2,991	2,673,181
Series 2023-A, Class A1, 3.50%, 07/25/62(d)(e)		19,008	18,000,993
Series 2023-A, Class A2, 3.00%, 07/25/62(b)(d)		1,258	1,157,259
Series 2023-A, Class A3, 2.50%, 07/25/62(b)(d)		713	639,621
Series 2023-A, Class B, 2.50%, 07/25/62(b)(d)		4,194	3,204,168
Series 2023-A, Class C, 2.50%, 07/25/62(b)(d)		3,674	1,952,115
Series 2023-A, Class M1, 2.50%, 07/25/62(b)(d)		2,160	1,909,225
Series 2023-C, Class A1, 3.50%, 05/25/63(d)(e)		18,382	17,563,408
Series 2023-C, Class A2, 3.00%, 05/25/63(b)(d)		1,567	1,420,154
Series 2023-C, Class A3, 2.50%, 05/25/63(b)(d)		836	739,338
Series 2023-C, Class C, 2.50%, 05/25/63(b)(d)		7,686	4,197,467
Series 2023-C, Class M1, 2.50%, 05/25/63(b)(d)		731	642,791
Series 2023-C, Class M2, 2.50%, 05/25/63(b)(d)		5,383	4,513,961
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, (12-mo. Federal Reserve Cumulative Average US + 0.94%), 4.68%, 10/25/46(b)	USD	532	$ 346,825
Series 2006-4, Class 1A12, (1-mo. CME Term SOFR + 0.32%), 3.97%, 10/25/46(b)		1,484	735,901
Series 2007-1, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.70%), 4.44%, 02/25/47(b)		602	199,312
Angel Oak Mortgage Trust
Series 2020-4, Class A3, 2.81%, 06/25/65(b)(d)		251	246,975
Series 2022-2, Class A1, 4.08%, 01/25/67(b)(d)		348	328,654
Series 2023-7, Class A1, 4.80%, 11/25/67(d)(e)		9,653	9,585,241
Series 2024-1, Class A1, 5.21%, 08/25/68(d)(e)		1,416	1,411,485
Series 2024-10, Class A1, 5.35%, 10/25/69(d)(e)		1,578	1,576,062
Series 2024-11, Class A1, 5.70%, 08/25/69(d)(e)		2,669	2,676,445
Series 2025-2, Class A1, 5.64%, 02/25/70(d)(e)		5,794	5,805,984
Series 2025-8, Class A1, 5.41%, 07/25/70(d)(e)		3,505	3,502,696
Angel Oak Mortgage Trust LLC, Series 2020-3, Class A3, 2.87%, 04/25/65(b)(d)		742	717,254
APS Resecuritization Trust, Series 2016-1, Class 1MZ, 2.96%, 07/31/57(b)(d)		7,731	2,784,930
Atlas Funding PLC
Series 2024-1, Class C, (1-day SONIA + 1.55%), 5.28%, 09/20/61(a)(b)	GBP	518	693,464
Series 2024-1, Class D, (1-day SONIA + 2.20%), 5.93%, 09/20/61(a)(b)		343	463,868
Banc of America Alternative Loan Trust, Series 2006-7, Class A4, 6.50%, 10/25/36(e)	USD	1,882	460,980
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%, 01/25/37		18	15,316
Series 2014-R2, Class 1C, 0.00%, 11/26/36(b)(d)		3,201	1,103,289
Series 2015-R3, Class 1A2, 4.45%, 03/27/36(b)(d)		914	771,106
Barclays Mortgage Loan Trust
Series 2021-NPL1, Class A, 6.00%, 11/25/51(d)(e)		8,401	8,407,605
Series 2021-NPL1, Class B, 7.63%, 11/25/51(d)(e)		3,401	3,404,902
Series 2021-NPL1, Class C, 0.00%, 11/25/51(d)		6,464	9,307,884
Series 2022-NQM1, Class A1, 4.55%, 07/25/52(d)(e)		3,978	3,937,047
Series 2022-RPL1, Class A, 7.25%, 02/25/28(d)(e)		8,049	8,054,394
Series 2022-RPL1, Class B, 7.25%, 02/25/28(d)(e)		2,164	2,164,063
Series 2022-RPL1, Class C, 0.00%, 02/25/28(d)		3,520	1,258,530
Series 2022-RPL1, Class SA, 0.00%, 02/25/28(d)		14	12,970
Series 2023-NQM3, Class A1, 6.90%, 10/25/63(d)(e)		23,161	23,231,927

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2023-NQM3, Class A2, 7.36%, 10/25/63(d)(e)	USD	3,689	$ 3,702,382
Series 2023-NQM3, Class A3, 7.69%, 10/25/63(d)(e)		2,228	2,235,972
Series 2023-NQM3, Class B1, 7.92%, 10/25/63(b)(d)		1,917	1,927,141
Series 2023-NQM3, Class B2, 7.92%, 10/25/63(b)(d)		1,613	1,620,479
Series 2023-NQM3, Class B3, 7.92%, 10/25/63(b)(d)		4,413	4,400,138
Series 2023-NQM3, Class M1, 7.92%, 10/25/63(b)(d)		3,196	3,212,494
Series 2023-NQM3, Class SA, 0.00%, 10/25/63(b)(d)		1	542
Series 2024-NQM1, Class A1, 5.90%, 01/25/64(d)(e)		2,908	2,910,899
Series 2024-NQM1, Class A2, 6.11%, 01/25/64(d)(e)		1,984	1,984,332
Series 2024-NQM1, Class A3, 6.31%, 01/25/64(d)(e)		1,515	1,515,709
Series 2024-NQM1, Class B1, 8.09%, 01/25/64(b)(d)		1,442	1,455,197
Series 2024-NQM1, Class B2, 8.64%, 01/25/64(b)(d)		1,322	1,334,681
Series 2024-NQM1, Class B3, 8.64%, 01/25/64(b)(d)		2,836	2,840,415
Series 2024-NQM1, Class M1, 6.80%, 01/25/64(b)(d)		2,475	2,483,783
Series 2024-NQM1, Class SA, 0.00%, 01/25/64(b)(d)		6	4,618
Series 2024-NQM3, Class A1, 6.04%, 06/25/64(d)(e)		19,313	19,372,759
Series 2024-NQM3, Class A2, 6.30%, 06/25/64(d)(e)		1,523	1,528,043
Series 2024-NQM3, Class A3, 6.50%, 06/25/64(d)(e)		2,658	2,666,372
Series 2024-NQM3, Class B1, 7.50%, 06/25/64(b)(d)		1,983	2,000,254
Series 2024-NQM3, Class B2, 7.97%, 06/25/64(b)(d)		1,816	1,822,218
Series 2024-NQM3, Class B3, 7.97%, 06/25/64(b)(d)		4,970	4,927,602
Series 2024-NQM3, Class M1, 6.41%, 06/25/64(b)(d)		2,891	2,897,311
Series 2024-NQM3, Class SA, 0.00%, 06/25/64(b)(d)		3	2,958
Series 2024-NQM4, Class A1, 4.79%, 12/26/64(d)(e)		31,162	30,947,378
Series 2024-NQM4, Class A2, 5.10%, 12/26/64(d)(e)		2,931	2,913,934
Series 2024-NQM4, Class A3, 5.25%, 12/26/64(d)(e)		3,284	3,265,935
Series 2024-NQM4, Class B1, 6.96%, 12/26/64(b)(d)		1,760	1,769,655
Series 2024-NQM4, Class B2, 7.54%, 12/26/64(b)(d)		1,343	1,341,356
Series 2024-NQM4, Class B3, 7.54%, 12/26/64(b)(d)		3,073	3,007,917
Series 2024-NQM4, Class M1, 6.31%, 12/26/64(b)(d)		2,894	2,895,936
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2024-NQM4, Class SA, 0.00%, 12/26/64(b)(d)	USD	6	$ 4,394
Series 2025-NQM1, Class A1, 5.66%, 01/25/65(d)(e)		28,441	28,516,168
Series 2025-NQM1, Class A2, 5.87%, 01/25/65(d)(e)		2,595	2,604,812
Series 2025-NQM1, Class A3, 5.97%, 01/25/65(d)(e)		2,471	2,480,663
Series 2025-NQM1, Class B1, 6.94%, 01/25/65(b)(d)		1,955	1,963,865
Series 2025-NQM1, Class B2, 7.75%, 01/25/65(b)(d)		1,700	1,701,981
Series 2025-NQM1, Class B3, 7.75%, 01/25/65(b)(d)		3,768	3,693,090
Series 2025-NQM1, Class M1, 6.49%, 01/25/65(b)(d)		3,144	3,154,622
Series 2025-NQM1, Class SA, 0.00%, 01/25/65(b)(d)		6	5,409
Series 2025-NQM2, Class A1, 5.76%, 05/25/65(d)(e)		24,330	24,469,395
Series 2025-NQM2, Class A2, 5.94%, 05/25/65(d)(e)		1,927	1,936,589
Series 2025-NQM2, Class A3, 6.04%, 05/25/65(d)(e)		3,785	3,804,816
Series 2025-NQM2, Class B1, 7.51%, 05/25/65(b)(d)		1,485	1,504,831
Series 2025-NQM2, Class B2, 7.51%, 05/25/65(b)(d)		589	581,683
Series 2025-NQM2, Class B3, 7.51%, 05/25/65(b)(d)		109	97,648
Series 2025-NQM2, Class M1, 6.71%, 05/25/65(b)(d)		3,013	3,020,102
Series 2025-NQM2, Class SA, 0.00%, 05/25/65(b)(d)		0 (r)	175
Series 2025-NQM3, Class B1, 7.57%, 05/25/65(b)(d)		710	715,553
Series 2025-NQM4, Class PT2, 0.00%, 07/25/65(b)(d)		46,284	47,436,831
Series 2025-NQM5, Class PT2, 0.00%, 10/25/55(b)(d)		44,033	44,370,338
Series 2025-NQM7, Class PT2, 0.00%, 12/25/64(b)(d)		44,130	44,670,827
Series 2026-NQM2, Class A1, 4.70%, 12/25/65(b)(d)		10,276	10,126,416
Series 2026-NQM3, Class PT2, 0.00%, 01/25/66(b)(d)		22,692	22,874,297
Series 2026-NQM4, Class PT2, 0.00%, 05/25/56(b)(d)		21,657	22,540,876
Series 2026-NQM5, Class A1, 5.52%, 05/01/66(b)(d)		4,571	4,561,976
BCAP LLC Trust, Series 2011-RR5, Class 11A5, (1-mo. CME Term SOFR + 0.26%), 2.56%, 05/28/36(b)(d)		826	810,725
Bear Stearns ALT-A Trust
Series 2006-2, Class 22A1, 4.03%, 03/25/36(b)		2,898	1,839,501
Series 2007-1, Class 1A1, (1-mo. CME Term SOFR + 0.43%), 4.08%, 01/25/47(b)		683	644,543
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AC9, Class A5, 6.25%, 12/25/35(e)		130	130,252

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Bear Stearns Asset-Backed Securities I Trust
Series 2006-AC2, Class 1A1, (1-mo. CME Term SOFR + 0.46%), 4.11%, 03/25/36(b)	USD	3,037	$ 759,655
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1-mo. CME Term SOFR + 0.39%), 4.04%, 08/25/36(b)		194	192,900
Series 2007-AR2, Class A1, (1-mo. CME Term SOFR + 0.45%), 4.10%, 03/25/37(b)		158	145,920
Series 2007-AR3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 4.04%, 03/25/37(b)		290	277,817
Series 2007-AR4, Class 2A1, (1-mo. CME Term SOFR + 0.32%), 3.97%, 06/25/37(b)		266	252,459
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 0.00%, 12/25/35(d)(h)(q)		1	—
Blackwattle Trust No.7
Series 7, Class C, (1-mo. BBSW + 1.65%), 02/12/58(a)(b)(c)	AUD	500	345,531
Series 7, Class D, (1-mo. BBSW + 1.85%), 02/12/58(a)(b)(c)		720	497,256
Bletchley Park Funding PLC
Series 2025-1, Class D, (1-day SONIA + 1.88%), 5.61%, 01/27/70(a)(b)	GBP	891	1,189,209
Series 2025-1, Class E, (1-day SONIA + 3.38%), 7.11%, 01/27/70(a)(b)		1,222	1,623,865
Series 2026-1, Class D, (1-day SONIA + 1.95%), 5.69%, 01/27/70(a)(b)		169	224,170
Braccan Mortgage Funding PLC, Series 2026- 1X, Class D, (1-day SONIA + 1.85%), 5.60%, 04/17/68(a)(b)		424	562,400
BRAVO Residential Funding Trust
Series 2023-NQM6, Class B1, 7.97%, 09/25/63(b)(d)	USD	662	661,211
Series 2024-NQM1, Class B1, 8.04%, 12/01/63(d)		353	356,388
Series 2024-NQM3, Class B1, 8.10%, 03/25/64(b)(d)		527	532,940
Series 2024-NQM6, Class B2, 8.01%, 08/01/64(b)(d)		250	252,480
Series 2025-NQM2, Class A1, 5.68%, 11/25/64(d)(e)		6,877	6,904,143
Series 2026-NQM2, Class A1LC, 4.77%, 11/25/65(d)(e)		1,280	1,259,737
Series 2026-NQMR1, Class A1, 5.40%, 08/25/62(b)(d)		488	486,736
CAFL Issuer LLC, Series 2024-RTL1, Class A1, 6.75%, 11/28/31(d)(e)		1,281	1,285,605
Castell PLC
Series 2025-1, Class C, (1-day SONIA + 1.55%), 5.28%, 01/27/62(a)(b)	GBP	394	528,239
Series 2025-1, Class D, (1-day SONIA + 2.00%), 5.73%, 01/27/62(a)(b)		233	313,115
Series 2025-1, Class E, (1-day SONIA + 3.50%), 7.23%, 01/27/62(a)(b)		666	895,826
Series 2026-1, Class C, (1-day SONIA + 1.50%), 5.23%, 12/27/62(a)(b)		361	481,383
CFMT LLC
Series 2024-HB14, Class M2, 3.00%, 06/25/34(b)(d)	USD	274	266,835
Series 2024-HB14, Class M3, 3.00%, 06/25/34(b)(d)		675	654,856
Series 2024-HB15, Class M2, 4.00%, 08/25/34(b)(d)		265	259,708
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
CFMT LLC
Series 2024-R1, Class A1, 4.00%, 10/25/54(d)(e)	USD	914	$ 894,730
Series 2024-R1, Class A2, 4.00%, 10/25/54(d)(e)		176	169,905
Chase Mortgage Finance Trust, Series 2007- S6, Class 1A1, 6.00%, 12/25/37		18,894	7,185,365
Cheshire PLC, Series 2025-1, Class C, (1-day SONIA + 1.35%), 5.08%, 06/28/48(a)(b)	GBP	934	1,241,971
CHNGE Mortgage Trust, Series 2022-1, Class A1, 4.01%, 01/25/67(b)(d)	USD	1,574	1,491,698
CIM Trust
Series 2023-I2, Class A2, 6.85%, 12/25/67(d)(e)		2,157	2,150,011
Series 2025-I1, Class A1, 5.66%, 10/25/69(d)(e)		6,306	6,320,636
Citadel PLC
Series 2024-1, Class B, (1-day SONIA + 1.45%), 5.18%, 04/28/60(a)(b)	GBP	483	644,634
Series 2024-1, Class C, (1-day SONIA + 1.75%), 5.48%, 04/28/60(a)(b)		506	676,010
Series 2024-1, Class D, (1-day SONIA + 2.45%), 6.18%, 04/28/60(a)(b)		553	743,250
Series 2024-1, Class E, (1-day SONIA + 3.75%), 7.48%, 04/28/60(a)(b)		539	725,608
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A14, 6.00%, 05/25/37	USD	538	467,220
Series 2007-9, Class 1A1, 6.25%, 12/25/37		824	782,882
Series 2008-2, Class 1A1, 6.50%, 06/25/38		2,579	2,288,356
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A1, (1-mo. CME Term SOFR + 0.61%), 4.26%, 05/25/37(b)		1,574	1,526,038
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A11, 6.00%, 06/25/37		387	346,965
COLT Mortgage Loan Trust
Series 2021-5, Class A1, 1.73%, 11/26/66(b)(d)		1,896	1,715,679
Series 2021-HX1, Class B2, 3.86%, 10/25/66(b)(d)		1,000	791,260
Series 2022-1, Class B2, 4.13%, 12/27/66(b)(d)		316	280,697
Series 2022-3, Class B1, 4.20%, 02/25/67(b)(d)		1,000	882,603
Series 2022-3, Class B2, 4.20%, 02/25/67(b)(d)		1,300	1,097,195
Series 2024-6, Class A1, 5.39%, 11/25/69(d)(e)		2,211	2,208,958
Series 2025-11, Class A1, 5.05%, 11/25/70(b)(d)		5,804	5,766,765
Series 2025-11, Class B1, 6.90%, 11/25/70(b)(d)		617	613,796
Series 2025-12, Class B1, 6.86%, 01/26/71(b)(d)		807	806,398
Series 2025-7, Class A1, 5.47%, 06/25/70(d)(e)		3,583	3,585,836
Series 2025-8, Class A1, 5.48%, 08/25/70(d)(e)		1,937	1,941,967
Series 2025-8, Class B1, 7.10%, 08/25/70(b)(d)		699	699,542

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2005-11CB, Class 2A1, 5.50%, 06/25/35	USD	79	$ 62,300
Series 2005-11CB, Class 2A6, 5.50%, 06/25/25		432	340,047
Series 2005-22T1, Class A1, (1-mo. CME Term SOFR + 0.46%), 4.11%, 06/25/35(b)		2,570	2,337,227
Series 2005-29CB, Class A6, 5.50%, 07/25/35		285	155,818
Series 2005-55CW, Class 2A3, (1-mo. CME Term SOFR + 0.46%), 4.05%, 11/25/35(b)		550	406,384
Series 2005-59, Class 1A1, (1-mo. CME Term SOFR + 0.77%), 4.42%, 11/20/35(b)		560	532,365
Series 2005-76, Class 2A1, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 4.74%, 02/25/36(b)		351	326,460
Series 2005-J4, Class B1, (1-mo. CME Term SOFR + 2.14%), 5.79%, 07/25/35(b)		41	40,768
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		1,356	584,092
Series 2006-15CB, Class A1, 6.50%, 06/25/36		306	145,453
Series 2006-28CB, Class A14, 6.25%, 10/25/36		1,112	505,418
Series 2006-6CB, Class 2A10, 6.00%, 05/25/36		221	75,800
Series 2006-OA11, Class A4, (1-mo. CME Term SOFR + 0.49%), 4.14%, 09/25/46(b)		254	242,235
Series 2006-OA14, Class 1A1, (12-mo. Federal Reserve Cumulative Average US + 1.73%), 5.47%, 11/25/46(b)		1,655	1,405,346
Series 2006-OA16, Class A2, (1-mo. CME Term SOFR + 0.49%), 4.14%, 10/25/46(b)		1,768	1,683,756
Series 2006-OA16, Class A4C, (1-mo. CME Term SOFR + 0.79%), 4.44%, 10/25/46(b)		2,704	2,403,191
Series 2006-OA21, Class A1, (1-mo. CME Term SOFR + 0.30%), 3.94%, 03/20/47(b)		3,887	3,420,952
Series 2006-OA8, Class 1A1, (1-mo. CME Term SOFR + 0.49%), 4.14%, 07/25/46(b)		215	199,190
Series 2006-OC1, Class 1A1, (1-mo. CME Term SOFR + 0.57%), 4.22%, 03/25/36(b)		911	888,046
Series 2006-OC10, Class 2A3, (1-mo. CME Term SOFR + 0.57%), 4.22%, 11/25/36(b)		1,575	1,483,431
Series 2006-OC7, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 4.26%, 07/25/46(b)		1,346	1,257,205
Series 2007-14T2, Class A1, 6.00%, 07/25/37		2,061	1,019,660
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		266	109,955
Series 2007-AL1, Class A1, (1-mo. CME Term SOFR + 0.61%), 4.26%, 06/25/37(b)		3,773	3,203,544
Series 2007-OA3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 4.04%, 04/25/47(b)		482	443,249
Series 2007-OA8, Class 2A1, (1-mo. CME Term SOFR + 0.47%), 4.12%, 06/25/47(b)		158	132,566
Series 2007-OH2, Class A2A, (1-mo. CME Term SOFR + 0.59%), 4.24%, 08/25/47(b)		172	160,722
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2004-29, Class 1A1, (1-mo. CME Term SOFR + 0.65%), 4.30%, 02/25/35(b)		55	53,579
Series 2005-16, Class A28, 5.50%, 09/25/35		2,667	1,581,137
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2006-17, Class A6, 6.00%, 12/25/36	USD	265	$ 114,102
Series 2006-OA4, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.96%), 4.70%, 04/25/46(b)		1,205	310,574
Series 2006-OA5, Class 3A1, (1-mo. CME Term SOFR + 0.51%), 4.16%, 04/25/46(b)		322	297,886
Series 2007-1, Class A2, 6.00%, 03/25/37		403	162,183
Series 2007-15, Class 2A2, 6.50%, 09/25/37		7,344	2,402,679
Series 2007-9, Class A1, 5.75%, 07/25/37		1,274	569,960
Series 2007-9, Class A11, 5.75%, 07/25/37		696	311,471
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(d)		8,101	3,220,549
Credit Suisse Mortgage Trust
Series 2006-4, Class 1A3, 6.00%, 05/25/36		923	457,863
Series 2006-4, Class 1A4, 6.00%, 05/25/36		698	346,112
Series 2014-9R, Class 9A1, (1-mo. CME Term SOFR + 0.23%), 4.01%, 08/27/36(b)(d)		469	389,505
Series 2015-6R, Class 5A2, (1-mo. CME Term SOFR + 0.29%), 3.97%, 03/27/36(b)(d)		1,326	1,119,095
Series 2021-NQM8, Class M1, 3.26%, 10/25/66(b)(d)		760	585,400
Series 2022-NQM3, Class A1B, 5.27%, 03/25/67(b)(d)		3,821	3,766,529
Series 2022-NQM6, Class PT, 10.40%, 12/25/67(b)(d)		8,775	8,723,683
Cross Mortgage Trust
Series 2024-H7, Class A1, 5.59%, 11/25/69(b)(d)		3,462	3,466,695
Series 2025-H1, Class A1, 5.74%, 02/25/70(b)(d)		3,716	3,727,095
Series 2025-H2, Class A1, 5.36%, 03/25/70(b)(d)		1,444	1,440,699
Series 2025-H8, Class A1A, 5.00%, 11/25/70(d)(e)		4,259	4,222,740
Series 2026-NQM8, Class A1, 5.58%, 07/01/71(b)(d)		3,198	3,198,139
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1-mo. CME Term SOFR + 1.46%), 5.11%, 11/25/35(b)		1,191	227,869
Deephaven Residential Mortgage Trust
Series 2022-2, Class M1, 4.30%, 03/25/67(b)(d)		1,629	1,483,472
Series 2022-3, Class B1, 5.28%, 07/25/67(b)(d)		1,716	1,583,130
Series 2022-3, Class M1, 5.28%, 07/25/67(b)(d)		3,171	3,029,543
Series 2024-1, Class A1, 5.74%, 07/25/69(d)(e)		1,659	1,665,319
Series 2025-INV1, Class A1, 5.09%, 11/25/60(b)(d)		5,229	5,191,388
Series 2025-INV1, Class B1, 6.68%, 11/25/60(b)(d)		773	769,931
Series 2026-INV1, Class A1, 4.80%, 12/25/70(b)(d)		2,766	2,730,718
Series 2026-INV1, Class B1, 6.57%, 12/25/70(b)(d)		158	155,841

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, (1-mo. CME Term SOFR + 0.45%), 4.10%, 08/25/47(b)	USD	700	$ 654,941
Deutsche Alt-B Securities Mortgage Loan Trust
Series 2006-AB3, Class A3, 6.51%, 07/25/36(b)		228	199,137
Series 2006-AB3, Class A8, 6.36%, 07/25/36(b)		145	126,988
Easy Street Mortgage Loan Trust, Series 2025- RTL2, Class A1, 5.61%, 10/25/40(d)(e)		2,081	2,076,421
Ellington Financial Mortgage Trust
Series 2022-4, Class B2, 5.84%, 09/25/67(b)(d)		2,288	2,268,754
Series 2024-NQM1, Class A1A, 5.71%, 11/25/69(d)(e)		3,064	3,070,995
Series 2025-INV1, Class A1, 5.63%, 03/25/70(d)(e)		4,937	4,948,407
Series 2025-INV3, Class A1, 5.44%, 07/25/70(d)(e)		5,515	5,514,429
Series 2025-NQM5, Class A1, 5.03%, 11/25/70(b)(d)		4,195	4,171,919
Series 2025-NQM6, Class A1A, 5.00%, 12/25/70(d)(e)		450	446,442
Series 2026-NQM1, Class A1, 4.77%, 02/25/71(b)(d)		4,458	4,396,447
Series 2026-NQM1, Class A1LC, 4.96%, 02/25/71(d)(e)		647	638,745
Series 2026-NQM1, Class B1, 6.54%, 02/25/71(b)(d)		231	228,245
Elstree Mix PLC, Series 261-MIX, Class C, (1- day SONIA + 1.50%), 5.23%, 09/21/66(a)(b)	GBP	508	674,583
Exmoor Funding PLC
Series 2024-1, Class C, (1-day SONIA + 1.90%), 5.65%, 03/25/94(a)(b)		454	605,708
Series 2024-1, Class D, (1-day SONIA + 2.80%), 6.55%, 03/25/94(a)(b)		197	263,888
Series 2025-1, Class D, (1-day SONIA + 2.38%), 6.13%, 03/25/95(a)(b)		532	705,266
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1, 4.69%, 02/25/36(b)	USD	17	10,149
GAEA Mortgage Loan Trust, Series 2025-A, Class A, 6.75%, 02/25/30(b)(d)		170	169,198
GCAT Trust
Series 2021-NQM3, Class B1, 3.47%, 05/25/66(b)(d)		1,642	1,246,415
Series 2022-HX1, Class A1, 2.89%, 12/27/66(b)(d)		241	219,794
Series 2022-NQM1, Class B1, 3.92%, 02/25/67(b)(d)		564	431,503
Series 2022-NQM2, Class M1, 4.19%, 02/25/67(b)(d)		1,186	993,919
Series 2023-NQM4, Class A1, 4.25%, 05/25/67(b)(d)		5,324	5,004,586
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12-mo. Federal Reserve Cumulative Average US + 2.00%), 5.77%, 03/25/36(b)		381	351,538
GS Mortgage Securities Trust, Series 2019-PJ2, Class B4, 4.35%, 11/25/49(b)(d)		1,309	1,190,369
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
GS Mortgage-Backed Securities Corp. Trust
Series 2025-NQM6, Class A1, 5.02%, 02/25/66(d)(e)	USD	4,292	$ 4,253,919
Series 2025-NQM6, Class B1, 6.60%, 02/25/66(b)(d)		750	741,389
GS Mortgage-Backed Securities Trust
Series 2022-NQM1, Class A4, 4.00%, 05/25/62(b)(d)		533	491,020
Series 2023-CCM1, Class B1, 7.35%, 08/25/53(b)(d)		1,022	1,018,519
Series 2025-DSC2, Class A1, 5.04%, 01/25/66(d)(e)		1,724	1,707,607
Series 2025-NQM5, Class A1, 5.01%, 07/25/65(d)(e)		2,871	2,846,741
GSR Mortgage Loan Trust
Series 2007-1F, Class 2A4, 5.50%, 01/25/37		11	32,542
Series 2007-OA2, Class 2A1, 2.87%, 06/25/47(b)		737	412,530
HarborView Mortgage Loan Trust
Series 2005-1, Class 1A, (1-mo. CME Term SOFR + 0.75%), 4.39%, 03/19/35(b)		908	430,503
Series 2006-12, Class 1A1A, (1-mo. CME Term SOFR + 0.52%), 4.16%, 12/19/36(b)		4,859	4,395,171
Series 2007-3, Class 1A1A, (1-mo. CME Term SOFR + 0.51%), 4.15%, 05/19/37(b)		1,426	1,213,211
Series 2007-4, Class 2A2, (1-mo. CME Term SOFR + 0.61%), 4.00%, 07/19/37(b)		313	288,947
HOMES Trust
Series 2024-NQM2, Class A1, 5.72%, 10/25/69(d)(e)		3,144	3,150,970
Series 2025-AFC4, Class A1A, 5.15%, 11/25/60(d)(e)		2,871	2,855,071
Series 2025-NQM2, Class A1, 5.43%, 02/25/70(d)(e)		2,574	2,570,812
Series 2025-NQM5, Class A1, 5.03%, 09/25/70(b)(d)		4,895	4,852,631
Series 2025-NQM5, Class B1, 6.79%, 09/25/70(b)(d)		1,500	1,489,587
Impac CMB Trust
Series 2004-11, Class 1A2, (1-mo. CME Term SOFR + 0.63%), 4.28%, 03/25/35(b)		483	691,855
Series 2005-6, Class 1A1, (1-mo. CME Term SOFR + 0.61%), 4.26%, 10/25/35(b)		376	351,232
Series 2007-A, Class A, (1-mo. CME Term SOFR + 0.61%), 4.26%, 05/25/37(b)(d)		704	700,991
Impac Secured Assets Trust, Series 2006-3, Class A1, (1-mo. CME Term SOFR + 0.45%), 4.10%, 11/25/36(b)		1,527	1,418,980
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1, (1-mo. CME Term SOFR + 0.35%), 4.00%, 07/25/36(b)		245	247,837
Series 2006-AR35, Class 2A1A, (1-mo. CME Term SOFR + 0.45%), 4.10%, 01/25/37(b)		485	451,880
Series 2006-AR41, Class A3, (1-mo. CME Term SOFR + 0.47%), 4.12%, 02/25/37(b)		338	333,964
Series 2007-AR19, Class 3A1, 3.69%, 09/25/37(b)		2,310	1,481,960
Series 2007-FLX5, Class 2A2, (1-mo. CME Term SOFR + 0.59%), 4.24%, 08/25/37(b)		448	418,300
Japan Housing Finance Agency/Kiko
Series 164, Class 1, 0.33%, 01/10/56	JPY	75,929	330,590
Series 170, Class 1, 0.36%, 07/10/56		76,027	332,874

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Japan Housing Finance Agency/Kiko
Series 176, Class 1, 0.32%, 01/10/57	JPY	79,489	$ 341,705
Series 180, Class 1, 0.50%, 05/10/57		79,607	350,953
JPMorgan Alternative Loan Trust
Series 2007-A1, Class 1A4, (1-mo. CME Term SOFR + 0.53%), 4.18%, 03/25/37(b)	USD	578	497,528
Series 2007-A2, Class 2A1, 4.42%, 05/25/37(b)		129	111,198
JPMorgan Mortgage Trust
Series 2021-4, Class B3, 2.90%, 08/25/51(b)(d)		3,350	2,749,471
Series 2021-4, Class B4, 2.90%, 08/25/51(b)(d)		260	208,830
Series 2021-4, Class B5, 2.90%, 08/25/51(b)(d)		195	154,000
Series 2021-4, Class B6, 2.90%, 08/25/51(b)(d)		611	270,592
Series 2021-INV5, Class A5A, 2.50%, 12/25/51(b)(d)		7,675	6,290,540
Series 2021-INV5, Class B4, 3.19%, 12/25/51(b)(d)		1,178	983,144
Series 2021-INV5, Class B5, 3.19%, 12/25/51(b)(d)		412	337,614
Series 2021-INV5, Class B6, 3.08%, 12/25/51(b)(d)		1,409	729,922
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(b)(d)		19,839	17,705,855
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(b)(d)		10,539	7,243,904
Series 2021-INV7, Class A5A, 2.50%, 02/25/52(b)(d)		4,615	3,783,124
Series 2021-INV7, Class B1, 3.27%, 02/25/52(b)(d)		2,996	2,593,100
Series 2021-INV7, Class B2, 3.27%, 02/25/52(b)(d)		704	601,172
Series 2021-INV7, Class B3, 3.27%, 02/25/52(b)(d)		978	830,702
Series 2021-INV7, Class B4, 3.27%, 02/25/52(b)(d)		520	436,994
Series 2021-INV7, Class B5, 3.27%, 02/25/52(b)(d)		214	177,462
Series 2021-INV7, Class B6, 2.93%, 02/25/52(b)(d)		700	355,920
Series 2024-VIS1, Class B2, 8.07%, 07/25/64(b)(d)		507	509,749
Series 2024-VIS2, Class B1, 7.69%, 11/25/64(b)(d)		2,216	2,236,092
Series 2025-NQM5, Class A1LC, 5.02%, 05/25/66(d)(e)		288	284,091
Series 2026-NQM1, Class A1LC, 4.93%, 06/25/66(d)(e)		1,853	1,825,610
Jubilee Place 7 BV, Series 7, Class D, (3-mo. EURIBOR + 1.90%), 4.31%, 09/18/62(a)(b)	EUR	185	212,987
Legacy Mortgage Asset Trust, Series 2021- GS2, Class A1, 5.75%, 04/25/61(d)(e)	USD	10,189	10,195,947
Lehman XS Trust
Series 2007-16N, Class AF2, (1-mo. CME Term SOFR + 2.01%), 5.66%, 09/25/47(b)		1,467	2,242,907
Series 2007-20N, Class A1, (1-mo. CME Term SOFR + 2.41%), 6.06%, 12/25/37(b)		322	332,962
MASTR Resecuritization Trust, Series 2008-3, Class A1, 3.22%, 08/25/37(b)(d)		588	181,395
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
MCM Trust
Series 2021-VFN1, Class Cert, 0.00%, 09/25/31(h)(n)	USD	20,290	$ 16,209,622
Series 2021-VFN1, Class Note, 2.50%, 09/25/31(h)		30,835	29,476,795
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1-mo. CME Term SOFR + 0.53%), 4.18%, 04/25/37(b)		797	644,819
Merrill Lynch Mortgage Investors Trust
Series 2006-A3, Class 6A1, 4.94%, 05/25/36(b)		473	449,008
Series 2006-AF2, Class AV1, (1-mo. CME Term SOFR + 0.43%), 4.08%, 09/25/37(b)		629	306,725
MFA Trust
Series 2020-NQM1, Class A3, 3.30%, 08/25/49(b)(d)		47	45,379
Series 2021-NQM1, Class B1, 3.51%, 04/25/65(b)(d)		3,310	2,791,950
Series 2022-NQM1, Class B1, 4.28%, 12/25/66(b)(d)		1,000	860,628
Series 2022-NQM1, Class M1, 4.28%, 12/25/66(b)(d)		3,429	3,079,150
Series 2026-INVR1, Class A1, 5.39%, 12/25/59(b)(d)		5,814	5,790,072
Mill City Mortgage Loan Trust, Series 2026-R1, Class A1, 5.46%, 10/25/62(b)(d)		2,404	2,398,373
Miltonia Mortgage Finance Srl, Series 1, Class B, (3-mo. EURIBOR + 1.30%), 3.46%, 04/28/62(a)(b)	EUR	1,776	2,033,620
Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, (1-mo. CME Term SOFR + 0.27%), 4.09%, 12/26/46(b)(d)	USD	544	501,756
Morgan Stanley Residential Mortgage Loan Trust
Series 2014-1A, Class B3, 5.26%, 06/25/44(b)(d)		323	325,481
Series 2023-NQM1, Class B1, 7.28%, 09/25/68(b)(d)		1,402	1,404,570
Series 2025-DSC2, Class A1, 5.44%, 07/25/70(b)(d)		6,800	6,787,832
Series 2025-NQM1, Class A1, 5.74%, 11/25/69(b)(d)		6,363	6,376,888
Series 2025-NQM1, Class M1, 6.50%, 11/25/69(b)(d)		1,220	1,226,033
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1-mo. CME Term SOFR + 0.45%), 4.08%, 04/16/36(b)(d)		956	946,291
Mortimer PLC
Series 2024-MIX, Class C, (1-day SONIA + 1.55%), 5.30%, 09/22/67(a)(b)	GBP	654	871,597
Series 2024-MIX, Class D, (1-day SONIA + 2.10%), 5.85%, 09/22/67(a)(b)		357	477,533
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1, 6.50%, 03/25/34(d)	USD	1,288	1,177,913
Series 2004-R1, Class A2, 7.50%, 03/25/34(d)		296	278,229
National RMBS Trust
Series 2026-1, Class C, (1-mo. BBSW + 1.75%), 6.05%, 10/20/57(a)(b)	AUD	850	588,209
Series 2026-1, Class D, (1-mo. BBSW + 2.00%), 6.30%, 10/20/57(a)(b)		750	518,546

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1, 4.25%, 12/25/57(b)(d)	USD	491	$ 476,668
Series 2020-RPL1, Class B3, 3.83%, 11/25/59(b)(d)		6,210	5,039,510
Series 2024-NQM3, Class B1, 7.15%, 11/25/64(b)(d)		781	784,658
Series 2025-NQM1, Class A1, 5.64%, 01/25/65(d)(e)		9,685	9,725,710
Series 2025-NQM1, Class M1, 6.47%, 01/25/65(b)(d)		679	685,425
Series 2025-NQM4, Class A1, 5.35%, 07/25/65(b)(d)		2,408	2,399,526
Series 2025-NQM4, Class B1, 7.01%, 07/25/65(b)(d)		790	780,260
Series 2025-NQM5, Class A1, 5.11%, 08/25/65(b)(d)		3,106	3,080,954
Series 2025-NQM6, Class A1, 5.09%, 10/25/65(b)(d)		6,863	6,808,435
Series 2025-NQM7, Class A1LC, 5.16%, 10/26/65(d)(e)		875	866,500
New York Mortgage Trust
Series 2024-INV1, Class A1, 5.38%, 06/25/69(b)(d)		970	970,539
Series 2024-RR1, Class A, 7.38%, 05/25/64(d)(e)		6,054	6,015,365
Series 2026-INV1, Class A1, 4.77%, 02/25/61(b)(d)		950	936,996
Series 2026-INV1, Class A1LC, 4.95%, 02/25/61(d)(e)		297	293,736
NLT Trust, Series 2021-INV2, Class B1, 3.32%, 08/25/56(b)(d)		910	707,038
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/56(b)(d)		1,327	1,064,079
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%, 02/19/30(b)(d)		193	192,277
Series 2006-AF1, Class 1A4, 7.13%, 05/25/36(e)		495	85,022
Series 2007-2, Class A4, (1-mo. CME Term SOFR + 0.95%), 4.60%, 06/25/37(b)		209	179,027
OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/01/64(d)(e)		3,691	3,702,469
Pierpont Btl PLC, Series 2026-1, Class D, (1- day SONIA + 1.75%), 5.50%, 12/21/62(a)(b)	GBP	180	239,226
Pierpont BTL PLC
Series 2024-1, Class D, (1-day SONIA + 2.20%), 5.95%, 09/21/61(a)(b)		322	428,291
Series 2025-1, Class D, (1-day SONIA + 1.85%), 5.60%, 03/21/62(a)(b)		151	201,711
Polaris PLC, Series 2026-2X, Class C, (1-day SONIA + 1.30%), 5.04%, 03/27/69(a)(b)		252	334,324
Preston Ridge Partners Mortgage Trust
Series 2022-NQM1, Class B1, 5.34%, 08/25/67(b)(d)	USD	471	465,826
Series 2024-NQM1, Class B1, 7.35%, 12/25/68(b)(d)		1,346	1,355,048
Series 2025-NQM1, Class A1, 5.80%, 11/25/69(d)(e)		3,447	3,462,712
Series 2025-NQM1, Class M1A, 6.65%, 11/25/69(b)(d)		983	986,807
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Preston Ridge Partners Mortgage Trust
Series 2025-NQM3, Class A1, 0.00%, 05/25/70(b)(d)	USD	5,359	$ 5,364,588
Series 2025-NQM5, Class A1A, 5.18%, 10/25/70(d)(e)		4,302	4,273,299
Series 2025-NQM6, Class A1, 4.99%, 12/25/70(b)(d)		641	634,600
Series 2025-NQM6, Class B1, 6.96%, 12/25/70(b)(d)		100	99,096
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(b)(d)		1,148	1,008,831
Series 2022-AFC1, Class A1A, 5.10%, 04/25/57(b)(d)		547	541,975
Series 2022-AFC2, Class A1, 5.34%, 08/25/57(b)(d)		3,846	3,834,864
Series 2023-AFC1, Class B1, 7.31%, 02/25/58(b)(d)		2,349	2,340,152
Series 2026-AFC1, Class A1, 4.68%, 02/25/61(b)(d)		5,049	4,969,186
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 09/25/29(d)(e)		1,198	1,203,997
RALI Trust
Series 2006-QA10, Class A2, (1-mo. CME Term SOFR + 0.47%), 4.12%, 12/25/36(b)		1,960	1,799,725
Series 2007-QH9, Class A1, 3.87%, 11/25/37(b)		414	346,928
Series 2007-QO2, Class A1, (1-mo. CME Term SOFR + 0.26%), 3.91%, 02/25/47(b)		221	65,271
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, 5.49%, 11/25/44(d)(e)		1,372	1,375,035
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1, (1-mo. CME Term SOFR + 0.45%), 4.10%, 06/25/35(b)(d)		94	92,176
Series 2005-R3, Class AF, (1-mo. CME Term SOFR + 0.51%), 4.16%, 09/25/35(b)(d)		38	31,812
Residential Mortgage Loan Trust
Series 2019-2, Class B2, 6.04%, 05/25/59(b)(d)		2,434	2,391,399
Series 2019-3, Class B2, 5.66%, 09/25/59(b)(d)		282	279,079
Series 2020-2, Class M1, 3.57%, 05/25/60(b)(d)		7,854	7,572,252
RFMSI Series Trust
Series 2006-SA2, Class 2A1, 5.44%, 08/25/36(b)		3,888	2,543,724
Series 2006-SA4, Class 2A1, 5.41%, 11/25/36(b)		175	148,721
Series 2007-SA4, Class 3A1, 5.67%, 10/25/37(b)		253	150,025
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(b)(d)		3,112	2,968,090
Series 2021-HB1, Class M6, 6.00%, 11/25/31(b)(d)		2,406	2,123,438
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1, 7.76%, 04/25/30(d)(e)		4,065	4,055,428
Santander Mortgage Asset Receivable Trust
Series 2025-NQM6, Class A1, 5.14%, 11/25/65(b)(d)		3,591	3,565,743

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Santander Mortgage Asset Receivable Trust
Series 2026-NQM1, Class A1, 4.95%, 11/25/65(b)(d)	USD	2,435	$ 2,409,333
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class BX, 3.40%, 05/25/57(b)		517	223,233
Seasoned Loans Structured Transaction Trust
Series 2020-2, Class M1, 4.75%, 09/25/60(b)(d)		4,412	4,390,783
Series 2020-3, Class M1, 4.75%, 04/26/60(b)(d)		116	114,955
Sequoia Mortgage Trust
Series 2007-3, Class 2AA1, 4.02%, 07/20/37(b)		585	443,854
Series 2026-HYB2, Class A1A, 4.63%, 07/25/56(b)(d)		2,254	2,202,127
SG Residential Mortgage Trust
Series 2025-1, Class A1, 5.10%, 12/25/65(b)(d)		3,544	3,515,514
Series 2026-1, Class A1, 4.78%, 01/25/66(b)(d)		5,725	5,652,288
Spruce Hill Mortgage Loan Trust, Series 2022- SH1, Class A3, 4.10%, 07/25/57(d)(e)		770	751,440
Stratton Mortgage Funding PLC, Series 2024-3, Class C, (1-day SONIA + 1.50%), 5.25%, 06/25/49(a)(b)	GBP	492	653,087
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.91%, 04/25/36(b)	USD	482	261,980
Structured Asset Mortgage Investments II Trust
Series 2006-AR4, Class 3A1, (1-mo. CME Term SOFR + 0.49%), 4.14%, 06/25/36(b)		1,494	1,355,280
Series 2006-AR5, Class 2A1, (1-mo. CME Term SOFR + 0.53%), 4.18%, 05/25/46(b)		262	186,378
Thornburg Mortgage Securities Trust, Series 2006-3, Class A1, 3.74%, 06/25/46(b)		940	369,658
Together Asset-Backed Securitisation-1 PLC
Series 2025-CRE1, Class B, (1-day SONIA + 1.50%), 5.24%, 01/15/57(a)(b)	GBP	860	1,146,848
Series 2025-CRE1, Class C, (1-day SONIA + 1.80%), 5.54%, 01/15/57(a)(b)		511	684,614
Series 2025-CRE1, Class D, (1-day SONIA + 2.40%), 6.14%, 01/15/57(a)(b)		223	295,027
Toorak Mortgage Corp.
Series 2021-INV1, Class B1, 3.29%, 07/25/56(b)(d)	USD	937	781,328
Series 2021-INV2, Class B1, 4.10%, 11/25/56(b)(d)		3,051	2,662,868
Toorak Mortgage Trust, Series 2024-2, Class A1, 6.33%, 10/25/31(d)(e)		937	939,512
Trustee for Progress Trust (The)
Series 2026-1, Class C, (1-mo. BBSW + 1.80%), 6.13%, 11/07/57(b)	AUD	647	447,140
Series 2026-1, Class D, (1-mo. BBSW + 2.10%), 6.43%, 11/07/57(b)		753	519,937
Series 2026-1, Class E, (1-mo. BBSW + 3.90%), 8.23%, 11/07/57(b)		575	396,736
Turquoise V Trust
Series 2026-1, Class C, (1-mo. BBSW + 1.60%), 5.90%, 06/12/67(a)(b)		1,890	1,304,392
Series 2026-1, Class D, (1-mo. BBSW + 1.85%), 6.15%, 06/12/67(a)(b)		1,280	882,017
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
TVC DSCR Trust
Series 21-1, Class A, 2.38%, 02/01/51(d)(h)	USD	10,158	$ 9,588,244
Series 21-1, Class CERT, 0.00%, 02/01/51(h)		7,160	5,966,076
Verus Securitization Trust
Series 2021-3, Class B1, 3.20%, 06/25/66(b)(d)		1,668	1,291,960
Series 2021-6, Class B1, 4.05%, 10/25/66(b)(d)		291	235,723
Series 2021-6, Class M1, 2.94%, 10/25/66(b)(d)		806	613,435
Series 2021-8, Class A1, 2.82%, 11/25/66(b)(d)		1,788	1,629,173
Series 2022-1, Class B1, 4.01%, 01/25/67(b)(d)		1,354	1,079,879
Series 2022-3, Class B1, 4.04%, 02/25/67(b)(d)		3,879	3,162,475
Series 2024-7, Class B1, 6.50%, 09/25/69(b)(d)		870	870,404
Series 2025-12, Class A1LC, 5.11%, 12/25/70(d)(e)		747	737,717
Series 2025-5, Class A1, 5.43%, 06/25/70(d)(e)		3,449	3,458,164
Series 2025-6, Class A1, 5.42%, 07/25/70(d)(e)		8,202	8,215,386
Series 2026-1, Class A1LC, 5.02%, 01/25/71(d)(e)		1,521	1,496,870
Series 2026-R1, Class A1, 4.83%, 10/25/67(b)(d)		2,717	2,682,102
Series 2026-R1, Class A1LC, 4.94%, 10/25/67(d)(e)		4,196	4,155,682
Visio Trust
Series 2019-2, Class B1, 3.91%, 11/25/54(b)(d)		906	869,794
Series 2020-1, Class M1, 4.45%, 08/25/55(b)(d)		1,100	1,065,355
Series 2022-1, Class B1, 5.62%, 08/25/57(b)(d)		2,429	2,420,801
Vista Point Securitization Trust
Series 2020-2, Class A3, 2.50%, 04/25/65(b)(d)		232	227,271
Series 2020-2, Class B1, 4.90%, 04/25/65(b)(d)		640	631,136
Series 2020-2, Class B2, 5.16%, 04/25/65(b)(d)		500	484,342
Series 2020-2, Class M1, 3.40%, 04/25/65(b)(d)		1,480	1,427,788
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-1, Class 4CB, 6.50%, 02/25/36		670	544,345
Series 2006-4, Class 1A1, 6.00%, 04/25/36		1,357	1,295,797
Series 2006-4, Class 3A1, 7.00%, 05/25/36(e)		653	579,998
Series 2006-4, Class 3A5, 6.85%, 05/25/36(e)		253	224,888
Series 2006-AR10, Class A2A, (1-mo. CME Term SOFR + 0.45%), 4.10%, 12/25/36(b)		540	456,203
Series 2007-HY3, Class 4A1, 4.70%, 03/25/37(b)		22	20,160
Series 2007-OA1, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.72%), 4.46%, 12/25/46(b)		207	174,235

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-OA3, Class 5A, (12-mo. Federal Reserve Cumulative Average US + 1.25%), 4.99%, 04/25/47(b)	USD	788	$ 708,557
Series 2007-OA5, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.75%), 4.49%, 06/25/47(b)		1,954	1,689,647
Series 2007-OA5, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 4.54%, 06/25/47(b)		819	699,137
Series 2007-OC2, Class A3, (1-mo. CME Term SOFR + 0.73%), 4.38%, 06/25/37(b)		788	766,474
Western Alliance Bank
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 6.78%, 07/25/59(b)(d)		5,309	5,581,357
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 7.33%, 07/25/59(b)(d)		6,989	7,455,406
Winchester PLC
Series 1, Class C, (1-day SONIA + 1.55%), 5.30%, 10/21/56(a)(b)	GBP	425	566,651
Series 1, Class D, (1-day SONIA + 2.00%), 5.75%, 10/21/56(a)(b)		393	526,046
			1,338,780,818
Commercial Mortgage-Backed Securities — 7.6%
1211 Avenue of the Americas Trust
Series 2015-1211, Class C, 4.28%, 08/10/35(b)(d)	USD	600	573,750
Series 2015-1211, Class D, 4.28%, 08/10/35(b)(d)		4,972	4,729,615
Series 2015-1211, Class E, 4.28%, 08/10/35(b)(d)		1,110	1,049,227
1301 Trust
Series 2025-1301, Class A, 5.23%, 08/11/42(b)(d)		1,955	1,952,643
Series 2025-1301, Class E, 7.48%, 08/11/42(b)(d)		1,346	1,368,334
Series 2025-1301, Class F, 8.37%, 08/11/42(b)(d)		9,654	10,012,672
1345 Trust
Series 2025-AOA, Class A, (1-mo. CME Term SOFR + 1.60%), 5.23%, 06/15/42(b)(d)		4,550	4,552,835
Series 2025-AOA, Class E, (1-mo. CME Term SOFR + 4.50%), 8.13%, 06/15/42(b)(d)		4,620	4,652,271
245 Park Avenue Trust
Series 2017-245P, Class D, 3.78%, 06/05/37(b)(d)		480	470,737
Series 2017-245P, Class E, 3.78%, 06/05/37(b)(d)		1,683	1,640,287
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, (1-mo. CME Term SOFR + 1.18%), 4.79%, 09/15/34(b)(d)		951	949,823
Series 2017-280P, Class B, (1-mo. CME Term SOFR + 1.38%), 4.99%, 09/15/34(b)(d)		997	994,508
Series 2017-280P, Class D, (1-mo. CME Term SOFR + 1.84%), 5.45%, 09/15/34(b)(d)		2,920	2,905,400
Series 2017-280P, Class E, (1-mo. CME Term SOFR + 2.42%), 6.03%, 09/15/34(b)(d)		7,007	6,967,760
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.47%, 11/15/55(b)	USD	1,000	$ 1,005,955
425 Trust
Series 2026-LEX, Class A, (1-mo. CME Term SOFR + 1.67%), 07/15/43(b)(c)(d)		5,981	5,981,000
Series 2026-LEX, Class B, (1-mo. CME Term SOFR + 2.10%), 07/15/43(b)(c)(d)		1,400	1,400,000
Series 2026-LEX, Class C, (1-mo. CME Term SOFR + 2.70%), 07/15/43(b)(c)(d)		400	400,000
Series 2026-LEX, Class D, (1-mo. CME Term SOFR + 3.50%), 07/15/43(b)(c)(d)		1,400	1,400,000
Series 2026-LEX, Class E, (1-mo. CME Term SOFR + 4.60%), 07/15/43(b)(c)(d)		4,900	4,900,000
Series 2026-LEX, Class F, (1-mo. CME Term SOFR + 5.85%), 07/15/43(b)(c)(d)		1,900	1,900,000
Series 2026-LEX, Class HRR, (1-mo. CME Term SOFR + 7.55%), 07/15/43(b)(c)(d)		4,800	4,800,000
A10 Issuer LLC, Series 2025-FL6, Class A, (1-mo. CME Term SOFR + 1.47%), 5.09%, 05/15/42(b)(d)		4,881	4,884,648
ACORE Issuer LLC, Series 2026-FL1, Class A, (1-mo. CME Term SOFR + 1.45%), 5.09%, 08/20/43(b)(d)		1,750	1,751,142
ACREC LLC, Series 2026-FL4, Class A, (1-mo. CME Term SOFR + 1.45%), 5.09%, 01/18/43(b)(d)		4,000	3,997,188
Acres PLC
Series 2025-FL3, Class A, (1-mo. CME Term SOFR + 1.62%), 5.26%, 08/18/40(b)(d)		5,807	5,818,453
Series 2026-FL4, Class A, (1-mo. CME Term SOFR + 1.45%), 5.09%, 08/18/44(b)(d)		1,330	1,330,444
ALA Trust, Series 2025-OANA, Class A, (1-mo. CME Term SOFR + 1.74%), 5.37%, 06/15/40(b)(d)		5,949	5,975,027
Alen Mortgage Trust, Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 4.89%, 04/15/34(b)(d)		1,144	1,086,800
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E, 1.75%, 05/15/53(d)		636	523,017
Series 2021-MF3, Class A5, 2.58%, 10/15/54(d)		679	608,207
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class A, (1-mo. CME Term SOFR + 1.93%), 5.57%, 01/20/41(b)(d)		1,120	1,120,231
Arbor Realty Commercial Real Estate Notes LLC
Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.35%), 4.99%, 01/20/43(b)(d)		5,428	5,423,993
Series 2026-FL1, Class A, (1-mo. CME Term SOFR + 1.50%), 5.14%, 09/20/43(b)(d)		5,000	5,009,053
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, (SOFR (30- day) + 1.45%), 5.04%, 01/15/37(b)(d)		71	71,111
AREIT CRE Trust
Series 2022-CRE7, Class A, (1-mo. CME Term SOFR + 2.24%), 5.88%, 06/17/39(b)(d)		1,307	1,306,258
Series 2025-CRE10, Class A, (1-mo. CME Term SOFR + 1.39%), 5.02%, 12/17/29(b)(d)		1,830	1,829,881

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
AREIT CRE Trust
Series 2025-CRE11, Class A, (1-mo. CME Term SOFR + 1.55%), 5.19%, 07/25/43(b)(d)	USD	9,832	$ 9,848,475
ARES Commercial Mortgage Trust
Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 5.32%, 07/15/41(b)(d)		8,860	8,876,612
Series 2024-IND2, Class A, (1-mo. CME Term SOFR + 1.44%), 5.07%, 10/15/34(b)(d)		10,370	10,402,406
Series 2026-AZURE, Class E, (1-mo. CME Term SOFR + 3.25%), 6.88%, 03/15/38(b)(d)		1,000	1,001,245
Series 2026-GCP, Class A, (1-mo. CME Term SOFR + 1.25%), 4.88%, 02/15/43(b)(d)		472	472,000
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1-mo. CME Term SOFR + 2.27%), 5.90%, 04/15/35(b)(d)		1,525	1,511,656
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class D, (1-mo. CME Term SOFR + 2.25%), 5.87%, 12/15/36(b)(d)		3,269	3,187,275
Series 2024-ATRM, Class A, 5.59%, 11/10/29(b)(d)		7,110	7,141,128
Series 2024-ATRM, Class E, 9.52%, 11/10/29(b)(d)		2,226	2,291,519
Series 2025-ATRM, Class A, (1-mo. CME Term SOFR + 1.65%), 5.28%, 08/15/42(b)(d)		2,614	2,628,666
Series 2025-ATRM, Class F, (1-mo. CME Term SOFR + 5.50%), 9.13%, 08/15/42(b)(d)		5,549	5,573,898
Series 2025-ATRM, Class G, (1-mo. CME Term SOFR + 6.75%), 10.38%, 08/15/42(b)(d)		1,042	1,044,794
BAHA Trust
Series 2024-MAR, Class A, 6.17%, 12/10/41(b)(d)		27,690	28,261,400
Series 2024-MAR, Class B, 7.07%, 12/10/41(b)(d)		1,401	1,442,229
Series 2024-MAR, Class C, 7.77%, 12/10/41(b)(d)		2,452	2,523,082
Series 2024-MAR, Class D, 9.20%, 12/10/41(b)(d)		1,389	1,450,816
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2024-BHP, Class A, (1-mo. CME Term SOFR + 2.35%), 5.98%, 08/15/39(b)(d)		5,800	5,821,665
Series 2025-ASHF, Class A, (1-mo. CME Term SOFR + 1.85%), 5.48%, 02/15/42(b)(d)		9,588	9,605,073
Series 2025-ASHF, Class E, (1-mo. CME Term SOFR + 5.25%), 8.88%, 02/15/42(b)(d)		3,909	3,928,859
Series 2026-HRHB, Class A, 5.36%, 05/05/40(b)(d)		1,593	1,586,864
BANK, Series 2021-BN35, Class C, 2.90%, 06/15/64(b)		1,583	1,328,361
Barings Issuer LLC, Series 2026-FL1, Class A, (1-mo. CME Term SOFR + 1.60%), 5.24%, 08/20/43(b)(d)		2,000	2,001,283
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust
Series 2005-3A, Class A1, (1-mo. CME Term SOFR + 0.59%), 4.24%, 11/25/35(b)(d)	USD	986	$ 967,839
Series 2005-4A, Class A1, (1-mo. CME Term SOFR + 0.56%), 4.15%, 01/25/36(b)(d)		2,013	1,929,057
Series 2005-4A, Class A2, (1-mo. CME Term SOFR + 0.70%), 4.28%, 01/25/36(b)(d)		30	29,171
Series 2005-4A, Class M1, (1-mo. CME Term SOFR + 0.79%), 4.37%, 01/25/36(b)(d)		81	77,847
Series 2006-1A, Class A2, (1-mo. CME Term SOFR + 0.65%), 4.30%, 04/25/36(b)(d)		101	96,242
Series 2006-2A, Class A2, (1-mo. CME Term SOFR + 0.53%), 4.18%, 07/25/36(b)(d)		329	321,031
Series 2006-3A, Class A1, (1-mo. CME Term SOFR + 0.49%), 4.14%, 10/25/36(b)(d)		102	99,953
Series 2006-3A, Class A2, (1-mo. CME Term SOFR + 0.56%), 4.21%, 10/25/36(b)(d)		71	69,032
Series 2006-4A, Class A1, (1-mo. CME Term SOFR + 0.46%), 4.11%, 12/25/36(b)(d)		582	565,931
Series 2007-1, Class A2, (1-mo. CME Term SOFR + 0.52%), 4.17%, 03/25/37(b)(d)		434	416,319
Series 2007-5A, Class A4, (1-mo. CME Term SOFR + 2.36%), 6.01%, 10/25/37(b)(d)		2,571	1,466,961
Series 2007-6A, Class A4A, (1-mo. CME Term SOFR + 2.36%), 6.01%, 12/25/37(b)(d)		1,104	995,459
Series 2008-2, Class A4A, (1-mo. CME Term SOFR + 3.86%), 7.51%, 04/25/38(b)(d)		740	736,760
BBCMS Mortgage Trust
Series 2015-SRCH, Class A1, 3.31%, 08/10/35(d)		528	520,566
Series 2018-CHRS, Class E, 4.41%, 08/05/38(b)(d)		640	582,463
Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 4.55%, 03/15/37(b)(d)		3,309	3,127,005
Series 2018-TALL, Class B, (1-mo. CME Term SOFR + 1.17%), 4.79%, 03/15/37(b)(d)		1,166	1,078,550
Series 2022-C17, Class A5, 4.44%, 09/15/55		218	211,103
Series 2023-5C23, Class D, 7.70%, 12/15/56(b)(d)		553	479,214
Series 2025-C35, Class D, 4.50%, 07/15/58(d)		1,430	1,109,583
Series 2025-C39, Class A5, 5.30%, 12/15/58		140	142,077
Benchmark Mortgage Trust, Series 2020-B21, Class A5, 1.98%, 12/17/53		890	785,036
BFLD Trust
Series 2020-EYP, Class E, (1-mo. CME Term SOFR + 3.81%), 7.44%, 10/15/35(b)(d)		3,978	29,676
Series 2024-UNIV, Class A, (1-mo. CME Term SOFR + 1.49%), 5.12%, 11/15/41(b)(d)		3,690	3,693,459
Series 2024-UNIV, Class E, (1-mo. CME Term SOFR + 3.64%), 7.27%, 11/15/41(b)(d)		2,290	2,292,862
Series 2025-5MW, Class F, 10.16%, 10/10/42(b)(d)		12,210	12,890,915
Series 2025-660F, Class A, (1-mo. CME Term SOFR + 1.50%), 5.13%, 11/15/42(b)(d)		9,343	9,363,438

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BFLD Trust
Series 2025-660F, Class D, (1-mo. CME Term SOFR + 2.75%), 6.38%, 11/15/42(b)(d)	USD	422	$ 423,841
Series 2025-EWEST, Class A, (1-mo. CME Term SOFR + 1.55%), 5.18%, 06/15/42(b)(d)		10,008	10,008,000
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A, (1-mo. CME Term SOFR + 1.85%), 5.48%, 08/15/42(b)(d)		12,912	12,961,995
BIKE Pass-Through Trust
Series 2026-BAND, Class A, (1-mo. CME Term SOFR + 2.15%), 5.78%, 07/15/43(b)(d)		2,500	2,499,988
Series 2026-BAND, Class B, (1-mo. CME Term SOFR + 4.15%), 7.78%, 07/15/43(b)(d)		2,500	2,499,979
BMP Commercial Mortgage Trust, Series 2024- MF23, Class E, (1-mo. CME Term SOFR + 3.39%), 7.01%, 06/15/41(b)(d)		2,636	2,636,245
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-mo. CME Term SOFR + 1.60%), 5.23%, 12/15/42(b)(d)		10,170	10,189,069
BOS Trust
Series 2026-LYRK, Class A, 5.22%, 05/11/41(b)(d)		2,503	2,494,226
Series 2026-LYRK, Class E, 8.04%, 05/11/41(b)(d)		1,000	992,834
BPR Commercial Mortgage Trust, Series 2024- PARK, Class B, 5.99%, 11/05/39(b)(d)		1,500	1,516,707
BPR Trust
Series 2023-STON, Class A, 7.50%, 12/05/39(d)		1,145	1,170,107
Series 2024-PARK, Class A, 5.39%, 11/05/39(b)(d)		1,880	1,889,802
Series 2024-PARK, Class D, 7.23%, 11/05/39(b)(d)		320	326,779
Series 2024-PMDW, Class A, 5.36%, 11/05/41(b)(d)		620	624,322
BRCK Trust
Series 2025-830B, Class A, 4.96%, 12/10/42(b)(d)		2,965	2,934,514
Series 2025-830B, Class E, 7.51%, 12/10/42(b)(d)		3,768	3,744,204
Series 2025-830B, Class F, 8.40%, 12/10/42(b)(d)		1,971	1,957,442
BRES Trust, Series 2025-ATCAP, Class A, (1- mo. CME Term SOFR + 1.49%), 5.12%, 11/15/42(b)(d)		4,696	4,690,197
Bridge Commercial Mortgage Trust, Series 2026-MF, Class A, (1-mo. CME Term SOFR + 1.25%), 4.85%, 06/15/39(b)(d)		8,300	8,312,969
BSPDF Issuer LLC
Series 2025-FL2, Class A, (1-mo. CME Term SOFR + 1.52%), 5.15%, 12/15/42(b)(d)		1,339	1,342,111
Series 2026-FL3, Class A, (1-mo. CME Term SOFR + 1.45%), 5.09%, 09/18/43(b)(d)		3,400	3,399,984
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(d)		2,177	2,100,302
Series 2013-1515, Class C, 3.45%, 03/10/33(d)		1,325	1,211,974
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BWAY Mortgage Trust
Series 2013-1515, Class D, 3.63%, 03/10/33(d)	USD	1,400	$ 1,272,670
Series 2013-1515, Class E, 3.72%, 03/10/33(d)		250	224,301
Series 2013-1515, Class F, 4.06%, 03/10/33(b)(d)		599	525,452
Series 2025-1535, Class A, 6.52%, 05/05/42(b)(d)		891	899,264
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.66%, 03/09/44(b)(d)		2,550	2,373,041
Series 2020-VIV3, Class B, 3.66%, 03/09/44(b)(d)		3,862	3,624,060
Series 2020-VIV4, Class A, 2.84%, 03/09/44(d)		4,397	4,066,865
Series 2024-AIR2, Class A, (1-mo. CME Term SOFR + 1.49%), 5.12%, 10/15/41(b)(d)		5,909	5,927,014
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 5.32%, 08/15/41(b)(d)		10,515	10,554,853
Series 2024-AIRC, Class B, (1-mo. CME Term SOFR + 2.14%), 5.77%, 08/15/41(b)(d)		87	87,050
Series 2024-BRBK, Class A, (1-mo. CME Term SOFR + 2.88%), 6.51%, 10/15/41(b)(d)		8,630	8,651,575
Series 2024-BRBK, Class B, (1-mo. CME Term SOFR + 3.93%), 7.56%, 10/15/41(b)(d)		974	974,000
Series 2024-GPA3, Class B, (1-mo. CME Term SOFR + 1.64%), 5.27%, 12/15/39(b)(d)		1,327	1,330,390
Series 2024-MDHS, Class A, (1-mo. CME Term SOFR + 1.64%), 5.27%, 05/15/41(b)(d)		10,110	10,122,968
Series 2024-MF, Class A, (1-mo. CME Term SOFR + 1.44%), 5.07%, 02/15/39(b)(d)		1,688	1,690,653
Series 2024-MF, Class E, (1-mo. CME Term SOFR + 3.74%), 7.36%, 02/15/39(b)(d)		3,385	3,373,387
Series 2024-PURE, Class A, (CORRA + 1.90%), 4.18%, 11/15/41(b)(d)	CAD	1,288	908,109
Series 2024-XL4, Class A, (1-mo. CME Term SOFR + 1.44%), 5.07%, 02/15/39(b)(d)	USD	4,293	4,301,182
Series 2024-XL4, Class D, (1-mo. CME Term SOFR + 3.14%), 6.77%, 02/15/39(b)(d)		6,661	6,689,757
Series 2024-XL4, Class E, (1-mo. CME Term SOFR + 4.19%), 7.81%, 02/15/39(b)(d)		3,967	3,959,940
Series 2024-XL5, Class A, (1-mo. CME Term SOFR + 1.39%), 5.02%, 03/15/41(b)(d)		122	121,816
Series 2025-BCAT, Class A, (1-mo. CME Term SOFR + 1.38%), 5.01%, 08/15/42(b)(d)		2,693	2,699,008
Series 2025-BCAT, Class B, (1-mo. CME Term SOFR + 1.55%), 5.18%, 08/15/42(b)(d)		755	755,072
Series 2025-BCAT, Class C, (1-mo. CME Term SOFR + 1.90%), 5.53%, 08/15/42(b)(d)		288	288,599

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2025-BCAT, Class E, (1-mo. CME Term SOFR + 3.50%), 7.13%, 08/15/42(b)(d)	USD	2,367	$ 2,376,278
Series 2025-JDI, Class A, (1-mo. CME Term SOFR + 1.40%), 5.03%, 11/15/42(b)(d)		8,707	8,729,175
Series 2025-JDI, Class E, (1-mo. CME Term SOFR + 3.40%), 7.03%, 11/15/42(b)(d)		1,692	1,700,553
Series 2025-SPOT, Class A, (1-mo. CME Term SOFR + 1.44%), 5.07%, 04/15/40(b)(d)		2,031	2,032,148
Series 2026-AHP, Class A, (1-mo. CME Term SOFR + 1.25%), 4.85%, 06/15/43(b)(d)		3,092	3,092,000
Series 2026-VLT9, Class A, (1-mo. CME Term SOFR + 1.70%), 5.33%, 03/15/45(b)(d)		2,526	2,524,421
Series 2026-XL6, Class E, (1-mo. CME Term SOFR + 3.00%), 6.63%, 03/15/43(b)(d)		696	701,908
BX Trust
Series 2019-OC11, Class D, 4.08%, 12/09/41(b)(d)		4,000	3,780,233
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 1.16%), 4.79%, 02/15/36(b)(d)		288	287,464
Series 2021-LBA, Class FV, (1-mo. CME Term SOFR + 2.76%), 6.39%, 02/15/36(b)(d)		3,590	3,585,113
Series 2021-LBA, Class GV, (1-mo. CME Term SOFR + 3.36%), 6.99%, 02/15/36(b)(d)		3,723	3,718,646
Series 2022-LBA6, Class D, (1-mo. CME Term SOFR + 2.00%), 5.63%, 01/15/39(b)(d)		2,890	2,889,097
Series 2022-VAMF, Class B, (1-mo. CME Term SOFR + 1.28%), 4.91%, 01/15/39(b)(d)		368	368,282
Series 2024-CNYN, Class A, (1-mo. CME Term SOFR + 1.44%), 5.07%, 04/15/41(b)(d)		4,041	4,045,638
Series 2024-CNYN, Class D, (1-mo. CME Term SOFR + 2.69%), 6.32%, 04/15/41(b)(d)		4,485	4,490,506
Series 2024-CNYN, Class E, (1-mo. CME Term SOFR + 3.69%), 7.31%, 04/15/41(b)(d)		2,565	2,554,852
Series 2024-PALM, Class A, (1-mo. CME Term SOFR + 1.54%), 5.17%, 06/15/37(b)(d)		13,194	13,193,822
Series 2024-VLT4, Class A, (1-mo. CME Term SOFR + 1.49%), 5.12%, 06/15/41(b)(d)		16,651	16,661,294
Series 2024-VLT4, Class E, (1-mo. CME Term SOFR + 2.89%), 6.52%, 06/15/41(b)(d)		2,974	2,933,042
Series 2024-VLT4, Class F, (1-mo. CME Term SOFR + 3.94%), 7.56%, 06/15/41(b)(d)		7,657	7,578,224
Series 2025-ARIA, Class A, 5.20%, 12/13/42(b)(d)		9,570	9,587,438
Series 2025-LIFE, Class A, 6.08%, 06/13/47(b)(d)		3,251	3,233,027
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust
Series 2025-LUNR, Class A, (1-mo. CME Term SOFR + 1.50%), 5.13%, 06/15/40(b)(d)	USD	1,212	$ 1,214,023
Series 2025-ROIC, Class E, (1-mo. CME Term SOFR + 2.94%), 6.57%, 03/15/30(b)(d)		10,367	10,367,332
Series 2025-TAIL, Class A, (1-mo. CME Term SOFR + 1.40%), 5.03%, 06/15/35(b)(d)		1,136	1,138,873
Series 2025-TAIL, Class E, (1-mo. CME Term SOFR + 3.30%), 6.93%, 06/15/35(b)(d)		2,352	2,340,528
Series 2025-VLT6, Class A, (1-mo. CME Term SOFR + 1.44%), 5.07%, 03/15/42(b)(d)		4,516	4,510,840
Series 2025-VOLT, Class A, (1-mo. CME Term SOFR + 1.70%), 5.33%, 12/15/44(b)(d)		12,817	12,829,016
Series 2026-CIP, Class E, (1-mo. CME Term SOFR + 3.10%), 6.73%, 05/15/38(b)(d)		1,638	1,650,685
Series 2026-ORBT, Class A, (1-mo. CME Term SOFR + 1.40%), 07/15/43(b)(c)(d)		2,678	2,678,000
Series 2026-ORBT, Class E, (1-mo. CME Term SOFR + 3.00%), 07/15/43(b)(c)(d)		796	796,000
BXP Trust
Series 2017-CC, Class D, 3.67%, 08/13/37(b)(d)		610	491,678
Series 2017-GM, Class D, 3.54%, 06/13/39(b)(d)		590	576,836
Series 2017-GM, Class E, 3.54%, 06/13/39(b)(d)		1,240	1,202,435
Series 2021-601L, Class D, 2.87%, 01/15/44(b)(d)		2,010	1,620,092
CALI Mortgage Trust, Series 2024-SUN, Class A, (1-mo. CME Term SOFR + 1.89%), 5.50%, 07/15/41(b)(d)		4,289	4,297,042
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50		850	837,052
Series 2017-CD5, Class B, 3.96%, 08/15/50(b)		2,091	2,036,720
Series 2017-CD6, Class B, 3.91%, 11/13/50(b)		597	567,988
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class A, (1-mo. CME Term SOFR + 0.99%), 4.61%, 02/15/39(b)(d)		500	496,990
CENT Trust, Series 2025-CITY, Class A, 5.09%, 07/10/40(b)(d)		5,603	5,593,139
CFK Trust, Series 2019-FAX, Class D, 4.79%, 01/15/39(b)(d)		2,643	2,514,530
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37		8,381	8,026,811
CHI Commercial Mortgage Trust
Series 2025-110W, Class A, 5.10%, 12/13/40(b)(d)		5,140	5,104,408
Series 2025-110W, Class D, 6.63%, 12/13/40(b)(d)		2,616	2,613,100
CIP Commercial Mortgage Trust
Series 2025-SBAY, Class A, (1-mo. CME Term SOFR + 1.40%), 5.03%, 10/15/37(b)(d)		11,127	11,154,817

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CIP Commercial Mortgage Trust
Series 2025-SBAY, Class E, (1-mo. CME Term SOFR + 3.75%), 7.38%, 10/15/37(b)(d)	USD	6,330	$ 6,347,529
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.23%, 09/15/48(d)		13	12,259
Series 2020-420K, Class E, 3.42%, 11/10/42(b)(d)		1,540	1,342,445
COAST Commercial Mortgage Trust, Series 2023-2HTL, Class D, (1-mo. CME Term SOFR + 4.44%), 8.06%, 08/15/36(b)(d)		3,696	3,689,578
Commercial Mortgage Trust
Series 2024-CBM, Class A2, 5.87%, 12/10/41(b)(d)		830	827,665
Series 2024-WCL1, Class A, (1-mo. CME Term SOFR + 1.84%), 5.47%, 06/15/41(b)(d)		8,360	8,357,389
Series 2024-WCL1, Class B, (1-mo. CME Term SOFR + 2.59%), 6.22%, 06/15/41(b)(d)		2,329	2,328,272
Series 2025-167G, Class A, 5.50%, 08/10/40(d)		2,062	2,022,744
Series 2025-167G, Class E, 8.47%, 08/10/40(b)(d)		1,600	1,576,249
Series 2025-167G, Class F, 9.46%, 08/10/40(b)(d)		1,389	1,368,813
Series 2025-SBX, Class B, 5.73%, 08/10/41(b)(d)		953	945,242
CONE Trust
Series 2024-DFW1, Class A, (1-mo. CME Term SOFR + 1.64%), 5.27%, 08/15/41(b)(d)		3,280	3,266,675
Series 2024-DFW1, Class B, (1-mo. CME Term SOFR + 2.29%), 5.92%, 08/15/41(b)(d)		600	599,474
Series 2024-DFW1, Class E, (1-mo. CME Term SOFR + 3.89%), 7.51%, 08/15/41(b)(d)		3,244	3,221,553
Credit Suisse Mortgage Trust
Series 2017-CALI, Class C, 3.90%, 11/10/32(b)(d)		1,729	501,410
Series 2017-TIME, Class A, 3.65%, 11/13/39(d)		850	813,011
Series 2020-FACT, Class E, (1-mo. CME Term SOFR + 5.48%), 9.10%, 10/15/37(b)(d)		2,484	2,260,440
Series 2021-BHAR, Class A, (1-mo. CME Term SOFR + 1.26%), 4.89%, 11/15/38(b)(d)		641	635,191
Series 2021-BHAR, Class B, (1-mo. CME Term SOFR + 1.61%), 5.24%, 11/15/38(b)(d)		1,150	1,139,111
Series 2022-LION, Class A, (1-mo. CME Term SOFR + 3.44%), 7.06%, 02/15/27(b)(d)(h)		10,100	10,068,139
CRSNT Trust, Series 2026-MOON, Class A, (1-mo. CME Term SOFR + 1.40%), 5.03%, 02/15/43(b)(d)		6,085	6,087,503
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(d)		2,271	2,326,510
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust, Series 2018-CX12, Class C, 4.88%, 08/15/51(b)	USD	570	$ 536,157
CSTL Commercial Mortgage Trust
Series 2024-GATE, Class A, 4.92%, 11/10/41(b)(d)		2,966	2,946,451
Series 2025-GATE2, Class A, 4.71%, 11/10/42(b)(d)		1,290	1,265,616
Series 2025-GATE2, Class D, 5.82%, 11/10/42(b)(d)		2,030	1,996,425
Series 2026-GATE3, Class E, 6.55%, 02/10/43(b)(d)		2,164	2,165,922
CVLR Trust, Series 2026-R3LX, Class A, (1-mo. CME Term SOFR + 1.55%), 5.15%, 06/15/43(b)(d)		3,401	3,401,000
D2 Multifamily Credit Issuer Ltd., Series 2026- FL1, Class A, (1-mo. CME Term SOFR + 1.45%), 5.09%, 11/19/43(b)(d)		2,500	2,501,881
DBC Mortgage Trust
Series 2025-DBC, Class A, (1-mo. CME Term SOFR + 1.35%), 4.98%, 11/15/42(b)(d)		13,865	13,877,998
Series 2025-DBC, Class C, (1-mo. CME Term SOFR + 2.05%), 5.68%, 11/15/42(b)(d)		3,857	3,869,053
Series 2025-DBC, Class HRR, (1-mo. CME Term SOFR + 5.55%), 9.18%, 11/15/42(b)(d)		16,000	16,049,288
DBGS Mortgage Trust, Series 2024-SBL, Class A, (1-mo. CME Term SOFR + 1.88%), 5.51%, 08/15/34(b)(d)		4,289	4,286,747
DBMS DAC, Series 2025-1X, Class C, (1-day SONIA + 1.80%), 5.55%, 02/18/36(a)(b)	GBP	417	552,697
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 6.14%, 06/10/37(b)(d)	USD	2,584	2,595,952
DBWF Mortgage Trust, Series 2024-LCRS, Class A, (1-mo. CME Term SOFR + 1.74%), 5.37%, 04/15/37(b)(d)		705	704,780
DC Trust
Series 2024-HLTN, Class A, 5.93%, 04/13/40(b)(d)		830	830,317
Series 2024-HLTN, Class F, 10.66%, 04/13/40(b)(d)		2,180	2,151,137
DGWD Trust, Series 2025-INFL, Class A, (1-mo. CME Term SOFR + 1.60%), 5.23%, 08/15/35(b)(d)		884	885,483
DK Trust
Series 2024-SPBX, Class A, (1-mo. CME Term SOFR + 1.50%), 5.13%, 03/15/34(b)(d)		4,850	4,854,547
Series 2024-SPBX, Class E, (1-mo. CME Term SOFR + 4.00%), 7.63%, 03/15/34(b)(d)		13,906	13,938,561
Series 2025-LXP, Class A, (1-mo. CME Term SOFR + 1.59%), 5.23%, 08/15/37(b)(d)		4,559	4,573,247
Series 2025-LXP, Class D, (1-mo. CME Term SOFR + 2.89%), 6.52%, 08/15/37(b)(d)		1,397	1,400,929
Durst Commercial Mortgage Trust
Series 2025-151, Class A, 5.32%, 08/10/42(b)(d)		1,708	1,716,066
Series 2025-151, Class D, 7.02%, 08/10/42(b)(d)		1,670	1,717,851

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Dwight Issuer LLC, Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.66%), 5.30%, 06/18/42(b)(d)	USD	1,148	$ 1,150,296
ELM Trust
Series 2024-ELM, Class A10, 5.99%, 06/10/39(b)(d)		4,860	4,864,966
Series 2024-ELM, Class A15, 5.99%, 06/10/39(b)(d)		5,960	5,959,166
Series 2024-ELM, Class B15, 6.20%, 06/10/39(b)(d)		500	499,798
Series 2024-ELM, Class D10, 6.85%, 06/10/39(b)(d)		1,472	1,472,640
Series 2024-ELM, Class E10, 8.05%, 06/10/39(b)(d)		6,375	6,381,035
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(d)		1,679	1,691,845
ESTN Trust, Series 2026-TOWN, Class A, 5.54%, 05/12/46(b)(d)		3,351	3,386,719
Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.27%, 10/10/41(b)(d)		1,535	1,538,513
Fontainebleau Miami Beach Mortgage Trust
Series 2024-FBLU, Class F, (1-mo. CME Term SOFR + 4.25%), 7.88%, 12/15/39(b)(d)		422	425,165
Series 2024-FBLU, Class G, (1-mo. CME Term SOFR + 5.65%), 9.28%, 12/15/39(b)(d)		2,269	2,296,528
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.72%, 10/25/27(b)(d)		1,190	1,155,348
Series 2018-K74, Class B, 4.23%, 02/25/51(b)(d)		120	117,716
Series 2018-K80, Class B, 4.38%, 08/25/50(b)(d)		1,043	1,015,939
FS Rialto Issuer Ltd.
Series 2024-FL9, Class A, (1-mo. CME Term SOFR + 1.63%), 5.27%, 10/19/39(b)(d)		4,627	4,631,678
Series 2025-FL10, Class A, (1-mo. CME Term SOFR + 1.39%), 5.02%, 08/19/42(b)(d)		1,610	1,608,054
Series 2026-FL11, Class A, (1-mo. CME Term SOFR + 1.45%), 5.09%, 01/19/44(b)(d)		2,471	2,471,936
FS Trust
Series 2026-HULA, Class A, (1-mo. CME Term SOFR + 1.45%), 5.08%, 03/15/41(b)(d)		3,853	3,861,428
Series 2026-ORL, Class A, (1-mo. CME Term SOFR + 1.35%), 4.98%, 02/15/41(b)(d)		6,030	6,037,523
Series 2026-ORL, Class E, (1-mo. CME Term SOFR + 3.25%), 6.88%, 02/15/41(b)(d)		3,290	3,294,031
Series 2026-PALM, Class A, (1-mo. CME Term SOFR + 1.40%), 07/15/41(b)(c)(d)		2,100	2,100,000
GGP Trust
Series 2026-TY, Class A, 4.83%, 03/05/43(b)(d)		1,757	1,730,846
Series 2026-TY, Class HRR, 8.33%, 03/05/43(b)(d)		6,250	6,091,676
Grace Trust, Series 2020-GRCE, Class E, 2.77%, 12/10/40(b)(d)		1,489	1,298,123
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Great Wolf Trust, Series 2024-WOLF, Class A, (1-mo. CME Term SOFR + 1.54%), 5.17%, 03/15/39(b)(d)	USD	570	$ 571,069
Greystone CRE Notes LLC
Series 2025-FL4, Class A, (1-mo. CME Term SOFR + 1.48%), 5.11%, 01/15/43(b)(d)		2,077	2,078,745
Series 2025-HC4, Class A, (1-mo. CME Term SOFR + 1.78%), 5.41%, 10/15/42(b)(d)		500	500,711
GS Mortgage Securities Trust
Series 2017-GPTX, Class A, 2.86%, 05/10/34(d)		1,821	1,628,911
Series 2019-GSA1, Class C, 3.93%, 11/10/52(b)		260	229,592
Series 2024-RVR, Class E, 7.72%, 08/10/41(b)(d)		1,802	1,774,513
Series 2025-800D, Class A, (1-mo. CME Term SOFR + 2.65%), 6.29%, 11/25/41(b)(d)		6,587	6,566,520
Series 2025-800D, Class C, (1-mo. CME Term SOFR + 4.70%), 8.34%, 11/25/41(b)(d)		5,849	5,815,147
GS REFT Issuer Ltd., Series 2026-FL1, Class A, (1-mo. CME Term SOFR + 1.50%), 5.14%, 10/19/43(b)(d)		1,000	1,001,847
GSAT Trust, Series 2025-BMF, Class A, (1-mo. CME Term SOFR + 1.50%), 5.13%, 07/15/40(b)(d)		1,936	1,936,462
GWT, Series 2024-WLF2, Class A, (1-mo. CME Term SOFR + 1.69%), 5.32%, 05/15/41(b)(d)		7,570	7,588,925
HIH Trust
Series 2024-61P, Class A, (1-mo. CME Term SOFR + 1.84%), 5.47%, 10/15/41(b)(d)		2,802	2,809,274
Series 2024-61P, Class D, (1-mo. CME Term SOFR + 3.64%), 7.27%, 10/15/41(b)(d)		1,060	1,065,619
HILT Commercial Mortgage Trust, Series 2024- ORL, Class D, (1-mo. CME Term SOFR + 3.19%), 6.81%, 05/15/37(b)(d)		6,057	6,060,786
HLTN Commercial Mortgage Trust, Series 2026- DPLO, Class A, (1-mo. CME Term SOFR + 1.70%), 5.33%, 04/15/41(b)(d)		3,600	3,611,250
HONO Mortgage Trust, Series 2021-LULU, Class A, (1-mo. CME Term SOFR + 1.26%), 4.89%, 10/15/36(b)(d)		3,168	3,136,320
HTL Commercial Mortgage Trust
Series 2024-T53, Class A, 6.07%, 05/10/39(b)(d)		1,790	1,798,300
Series 2024-T53, Class E, 10.60%, 05/10/39(b)(d)		4,965	5,012,619
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A, 3.23%, 07/10/39(d)		195	185,065
Series 2019-55HY, Class F, 3.04%, 12/10/41(b)(d)		2,975	2,571,232
Idun European Loan Conduit No. 42 S.a.r.l.
Series 42X, Class B, (3-mo. EURIBOR + 1.60%), 07/28/38(a)(b)(c)	EUR	781	892,371
Series 42X, Class D, (3-mo. EURIBOR + 2.90%), 07/28/38(a)(b)(c)		395	451,327
Series 42X, Class E, (3-mo. EURIBOR + 3.90%), 07/28/38(a)(b)(c)		652	744,975
ILPT Commercial Mortgage Trust, Series 2025- LPF2, Class A, 5.47%, 07/13/42(b)(d)	USD	10,261	10,311,891

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
INCREF LLC
Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.73%), 5.37%, 10/19/42(b)(d)	USD	4,155	$ 4,163,224
Series 2026-FL2, Class A, (1-mo. CME Term SOFR + 1.45%), 5.12%, 12/19/43(b)(d)		1,570	1,571,112
Series 2026-FL3, Class A, (1-mo. CME Term SOFR + 1.40%), 5.05%, 01/19/44(b)(d)		1,000	999,614
INT Commercial Mortgage Trust, Series 2025- PLAZA, Class A, 5.04%, 11/05/37(b)(d)		3,023	3,011,692
INV Mortgage Trust, Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.74%), 5.37%, 11/15/41(b)(d)		4,830	4,787,737
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.46%, 12/15/48(b)(d)		785	686,647
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class AS, 4.42%, 06/15/51		198	193,674
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-PHH, Class A, (1-mo. CME Term SOFR + 1.26%), 4.88%, 06/15/35(b)(d)		659	428,342
Series 2019-COR5, Class A3, 3.12%, 06/13/52		1,526	1,457,437
Series 2019-MFP, Class E, (1-mo. CME Term SOFR + 2.21%), 5.83%, 07/15/36(b)(d)		1,189	742,809
Series 2022-NLP, Class F, (1-mo. CME Term SOFR + 3.79%), 7.42%, 04/15/37(b)(d)		4,703	4,603,012
Series 2022-OPO, Class D, 3.57%, 01/05/39(b)(d)		3,034	2,324,044
Series 2024-IGLG, Class A, 5.35%, 11/09/39(b)(d)		8,100	8,099,254
Series 2024-IGLG, Class D, 6.70%, 11/09/39(b)(d)		2,260	2,248,674
Series 2024-IGLG, Class E, 7.50%, 11/09/39(b)(d)		6,887	6,847,889
Series 2024-IGLG, Class F, 8.49%, 11/09/39(b)(d)		5,900	5,861,125
Series 2024-OMNI, Class A, 5.99%, 10/05/39(b)(d)		2,310	2,324,503
Series 2025-BHR5, Class A, (1-mo. CME Term SOFR + 1.69%), 5.32%, 03/15/40(b)(d)		2,567	2,568,429
Series 2026-FUN, Class A, (1-mo. CME Term SOFR + 1.65%), 5.25%, 06/15/39(b)(d)		4,230	4,235,287
KRE Commercial Mortgage Trust
Series 2025-AIP4, Class A, (1-mo. CME Term SOFR + 1.30%), 4.93%, 03/15/42(b)(d)		489	488,067
Series 2026-ICNA, Class A, (1-mo. CME Term SOFR + 1.85%), 5.48%, 05/15/43(b)(d)		750	750,938
KSL Commercial Mortgage Trust
Series 2025-MAK, Class A, 6.20%, 06/15/42(b)(d)		1,333	1,336,332
Series 2025-MAK, Class E, 8.40%, 06/15/42(b)(d)		2,840	2,848,703
Lagarino European Loan Conduit No. 40 DAC
Series 40X, Class B, (3-mo. EURIBOR + 2.15%), 4.54%, 06/22/37(a)(b)	EUR	3,268	3,721,632
Series 40X, Class C, (3-mo. EURIBOR + 2.65%), 5.04%, 06/22/37(a)(b)		2,077	2,364,323
Series 40X, Class D, (3-mo. EURIBOR + 3.55%), 5.94%, 06/22/37(a)(b)		5,903	6,723,627
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
LBA Trust
Series 2024-7IND, Class A, (1-mo. CME Term SOFR + 1.44%), 5.07%, 10/15/41(b)(d)	USD	5,220	$ 5,224,806
Series 2024-7IND, Class D, (1-mo. CME Term SOFR + 2.64%), 6.27%, 10/15/41(b)(d)		586	588,106
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-2A, Class M3, (1-mo. CME Term SOFR + 0.56%), 4.21%, 09/25/36(b)(d)		723	686,598
LEX Trust
Series 2026-450, Class A, (1-mo. CME Term SOFR + 1.35%), 4.98%, 03/15/43(b)(d)		3,217	3,222,027
Series 2026-450, Class E, (1-mo. CME Term SOFR + 3.70%), 7.33%, 03/15/43(b)(d)		7,845	7,771,823
LoanCore Issuer Ltd.
Series 2025-CRE8, Class A, (1-mo. CME Term SOFR + 1.39%), 5.02%, 08/17/42(b)(d)		1,750	1,752,187
Series 2025-CRE9, Class A, (1-mo. CME Term SOFR + 1.45%), 5.09%, 08/18/42(b)(d)		3,988	3,987,983
LQR Trust
Series 2025-CALI, Class A, (1-mo. CME Term SOFR + 1.60%), 5.23%, 01/15/43(b)(d)		1,859	1,856,676
Series 2025-CALI, Class E, (1-mo. CME Term SOFR + 3.95%), 7.58%, 01/15/43(b)(d)		5,519	5,518,945
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 6.32%, 08/15/40(b)(d)		2,294	2,304,823
MAC Trust, Series 2025-801B, Class A, (1-mo. CME Term SOFR + 1.70%), 5.33%, 10/15/40(b)(d)		6,679	6,673,452
MAIN Trust
Series 2026-OLAS, Class A, (1-mo. CME Term SOFR + 1.70%), 5.33%, 01/15/41(b)(d)		10,000	9,999,951
Series 2026-OLAS, Class B, (1-mo. CME Term SOFR + 2.00%), 5.63%, 01/15/41(b)(d)		5,000	4,999,972
Series 2026-OLAS, Class C, (1-mo. CME Term SOFR + 2.45%), 6.08%, 01/15/41(b)(d)		910	909,994
Series 2026-OLAS, Class D, (1-mo. CME Term SOFR + 3.15%), 6.78%, 01/15/41(b)(d)		2,500	2,499,980
Series 2026-OLAS, Class E, (1-mo. CME Term SOFR + 4.25%), 7.88%, 01/15/41(b)(d)		2,500	2,499,973
Series 2026-OLAS, Class F, (1-mo. CME Term SOFR + 5.25%), 8.88%, 01/15/41(b)(d)		2,280	2,279,969
Manhattan West Mortgage Trust, Series 2026- 2MW, Class A, 5.50%, 06/10/48(b)(d)		10,350	10,423,776
MCR Mortgage Trust
Series 2024-HF1, Class A, (1-mo. CME Term SOFR + 1.79%), 5.42%, 12/15/41(b)(d)		3,432	3,436,130
Series 2024-HTL, Class A, (1-mo. CME Term SOFR + 1.76%), 5.38%, 02/15/37(b)(d)		276	276,531

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
MCR Mortgage Trust
Series 2024-HTL, Class E, (1-mo. CME Term SOFR + 4.65%), 8.28%, 02/15/37(b)(d)	USD	2,415	$ 2,399,650
Series 2024-TWA, Class A, 5.92%, 06/12/39(d)		3,570	3,581,071
Series 2024-TWA, Class E, 8.73%, 06/12/39(d)		2,080	2,079,957
MF1 LLC
Series 2025-FL19, Class A, (1-mo. CME Term SOFR + 1.49%), 5.13%, 05/18/42(b)(d)		1,786	1,788,185
Series 2026-FL21, Class A, (1-mo. CME Term SOFR + 1.35%), 4.99%, 02/18/41(b)(d)		4,981	4,982,940
MHP, Series 2021-STOR, Class G, (1-mo. CME Term SOFR + 2.86%), 6.49%, 07/15/38(b)(d)		2,100	2,098,687
MIC Trust (The), Series 2023-MIC, Class A, 8.73%, 12/05/38(b)(d)		1,550	1,633,318
MIRA Trust, Series 2023-MILE, Class A, 6.76%, 06/10/38(d)		3,432	3,500,501
MLTI Trust
Series 2026-MLTI, Class A10, (1-mo. CME Term SOFR + 1.40%), 5.02%, 06/15/31(b)(d)		5,900	5,900,000
Series 2026-MLTI, Class A2, (1-mo. CME Term SOFR + 1.65%), 5.27%, 06/15/31(b)(d)		1,200	1,200,000
Series 2026-SF75, Class A, (1-mo. CME Term SOFR + 1.40%), 5.03%, 03/15/36(b)(d)		5,278	5,281,291
Series 2026-SF75, Class E, (1-mo. CME Term SOFR + 3.25%), 6.88%, 03/15/36(b)(d)		4,163	4,171,091
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class F, (1-mo. CME Term SOFR + 4.65%), 8.27%, 11/15/34(b)(d)		1,413	1,413,000
Series 2017-ASHF, Class G, (1-mo. CME Term SOFR + 7.20%), 10.82%, 11/15/34(b)(d)		1,612	1,612,000
Series 2018-MP, Class E, 4.42%, 07/11/40(b)(d)		2,730	2,092,448
Series 2019-H6, Class D, 3.00%, 06/15/52(d)		630	523,602
Series 2021-230P, Class B, (1-mo. CME Term SOFR + 1.56%), 5.19%, 12/15/38(b)(d)		460	422,703
Series 2024-NSTB, Class A, 3.90%, 09/24/57(b)(d)		2,713	2,658,697
MSDB Trust, Series 2017-712F, Class B, 3.57%, 07/11/39(b)(d)		1,650	1,577,277
National Commercial Mortgage Trust, Series 2026-IND, Class A, (1-mo. CME Term SOFR + 1.35%), 4.98%, 06/15/43(b)(d)		2,319	2,320,020
Natixis Commercial Mortgage Securities Trust
Series 2018-SOX, Class A, 4.40%, 06/17/38(d)		4,162	4,070,046
Series 2019-LVL, Class D, 4.44%, 08/15/38(d)		1,550	1,427,051
NCMF Trust
Series 2025-MFS, Class A, 5.05%, 06/10/33(b)(d)		5,715	5,667,173
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
NCMF Trust
Series 2025-MFS, Class E, 7.78%, 06/10/33(b)(d)	USD	12,994	$ 12,996,214
Series 2025-MFS, Class F, 8.72%, 06/10/33(b)(d)		11,453	11,462,693
NJ Trust, Series 2023-GSP, Class A, 6.70%, 01/06/29(b)(d)		5,050	5,195,707
NY Commercial Mortgage Trust, Series 2025- 299P, Class B, 6.13%, 02/10/47(b)(d)		908	934,509
NYC Commercial Mortgage Trust
Series 2025-11X, Class A, (1-mo. CME Term SOFR + 1.74%), 5.37%, 10/15/40(b)(d)		9,538	9,570,787
Series 2025-28L, Class A, 4.82%, 11/05/38(b)(d)		4,481	4,444,594
Series 2025-300P, Class E, 7.39%, 07/13/42(b)(d)		1,738	1,752,658
Series 2025-77C, Class A, 4.95%, 01/10/36(b)(d)		11,020	10,910,719
Series 2026-1325, Class A, 5.51%, 05/09/41(b)(d)		5,050	5,016,544
Series 2026-9W57, Class A, 5.05%, 06/06/40(b)(d)		1,400	1,393,736
NYCT Trust
Series 2024-3ELV, Class A, (1-mo. CME Term SOFR + 1.99%), 5.62%, 08/15/29(b)(d)		1,348	1,348,272
Series 2024-3ELV, Class D, (1-mo. CME Term SOFR + 3.84%), 7.46%, 08/15/29(b)(d)		2,195	2,183,089
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 4.08%, 05/10/39(b)(d)		2,910	2,644,833
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(d)		1,888	1,743,187
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(d)		1,754	1,648,324
One New York Plaza Trust
Series 2020-1NYP, Class A, (1-mo. CME Term SOFR + 1.06%), 4.69%, 01/15/36(b)(d)		1,713	1,663,940
Series 2020-1NYP, Class AJ, (1-mo. CME Term SOFR + 1.36%), 4.99%, 01/15/36(b)(d)		1,157	1,121,567
Series 2020-1NYP, Class B, (1-mo. CME Term SOFR + 1.61%), 5.24%, 01/15/36(b)(d)		2,345	2,243,872
Series 2020-1NYP, Class D, (1-mo. CME Term SOFR + 2.86%), 6.49%, 01/15/36(b)(d)		960	900,600
ONNI Commercial Mortgage Trust, Series 2024- APT, Class A, 5.75%, 07/15/39(b)(d)		781	786,611
ORL Trust, Series 2024-GLKS, Class A, (1-mo. CME Term SOFR + 1.49%), 5.12%, 12/15/39(b)(d)		4,150	4,157,781
PENN Commercial Mortgage Trust
Series 2025-P11, Class A, 5.52%, 08/10/42(b)(d)		1,207	1,219,004
Series 2025-P11, Class C, 6.73%, 08/10/42(b)(d)		1,242	1,280,836
PFP Ltd.
Series 2026-13, Class A, (1-mo. CME Term SOFR + 1.50%), 5.14%, 08/18/43(b)(d)		1,145	1,145,870

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
PFP Ltd.
Series 2026-14, Class A, (1-mo. CME Term SOFR + 1.32%), 4.97%, 12/18/43(b)(d)	USD	3,279	$ 3,281,775
PGA Trust, Series 2024-RSR2, Class A, (1-mo. CME Term SOFR + 1.89%), 5.52%, 06/15/39(b)(d)		2,559	2,558,200
PLYM Commercial Mortgage Trust, Series 2026-IND, Class D, (1-mo. CME Term SOFR + 2.15%), 5.78%, 03/15/43(b)(d)		588	588,184
PRM5 Trust, Series 2025-PRM5, Class D, 5.81%, 03/10/33(b)(d)		1,700	1,682,489
PRM8 Trust, Series 2026-PRM8, Class E, 6.53%, 05/10/41(b)(d)		500	491,572
ROCK Trust, Series 2024-CNTR, Class A, 5.39%, 11/13/41(d)		800	808,533
Sage AR Funding
Series 2025-1X, Class C, (1-day SONIA + 2.40%), 6.15%, 05/17/37(a)(b)	GBP	1,575	2,082,165
Series 2025-1X, Class D, (1-day SONIA + 3.90%), 7.65%, 05/17/37(a)(b)		1,356	1,792,798
Series 2026-1X, Class C, (1-day SONIA + 1.75%), 5.50%, 05/18/38(a)(b)		5,108	6,734,691
Series 2026-1X, Class D, (1-day SONIA + 2.50%), 6.25%, 05/18/38(a)(b)		2,179	2,871,516
SCG Commercial Mortgage Trust
Series 2025-DLFN, Class D, (1-mo. CME Term SOFR + 2.15%), 5.78%, 03/15/35(b)(d)	USD	532	532,998
Series 2025-DLFN, Class E, (1-mo. CME Term SOFR + 2.95%), 6.58%, 03/15/35(b)(d)		4,046	4,058,644
Series 2025-FLWR, Class A, (1-mo. CME Term SOFR + 1.25%), 4.88%, 08/15/42(b)(d)		1,710	1,711,069
Series 2025-FLWR, Class E, (1-mo. CME Term SOFR + 2.75%), 6.38%, 08/15/42(b)(d)		278	275,672
SDAL Trust, Series 2025-DAL, Class A, (1-mo. CME Term SOFR + 2.44%), 6.07%, 04/15/42(b)(d)		1,963	1,964,730
SG Commercial Mortgage Securities Trust
Series 2019-PREZ, Class D, 3.59%, 09/15/39(b)(d)		2,200	1,900,281
Series 2019-PREZ, Class E, 3.59%, 09/15/39(b)(d)		1,792	1,340,949
SHR Trust
Series 2024-LXRY, Class A, (1-mo. CME Term SOFR + 1.95%), 5.58%, 10/15/41(b)(d)		9,897	9,909,371
Series 2024-LXRY, Class B, (1-mo. CME Term SOFR + 2.45%), 6.08%, 10/15/41(b)(d)		2,553	2,557,787
SLG Commercial Mortgage Trust, Series 2026- PAT, Class HRR, 9.31%, 02/15/39(b)(d)		7,000	6,895,650
SLG Trust
Series 2026-OMA, Class A, 5.13%, 04/15/41(b)(d)		750	748,921
Series 2026-OMA, Class E, 7.19%, 04/15/41(b)(d)		3,250	3,249,348
Series 2026-OMA, Class F, 8.19%, 04/15/41(b)(d)		3,500	3,506,023
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
SLG Trust
Series 2026-PAT, Class A, 4.93%, 02/15/39(b)(d)	USD	6,496	$ 6,417,772
SREIT Trust, Series 2021-MFP2, Class F, (1- mo. CME Term SOFR + 2.73%), 6.36%, 11/15/36(b)(d)		2,091	2,090,646
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-mo. CME Term SOFR + 1.44%), 5.07%, 02/15/42(b)(d)		1,000	993,750
Taurus UK DAC
Series 2025-UK2X, Class B, (1-day SONIA + 2.00%), 5.75%, 02/18/35(a)(b)	GBP	1,612	2,140,027
Series 2025-UK2X, Class C, (1-day SONIA + 2.50%), 6.25%, 02/18/35(a)(b)		1,993	2,647,609
Series 2025-UK2X, Class D, (1-day SONIA + 3.20%), 6.95%, 02/18/35(a)(b)		4,411	5,860,195
Series 2025-UK4, Class B, (1-day SONIA + 1.60%), 5.35%, 08/18/35(a)(b)		508	674,529
Series 2025-UK4, Class C, (1-day SONIA + 1.95%), 5.70%, 08/18/35(a)(b)		790	1,049,994
TCO Commercial Mortgage Trust, Series 2024- DPM, Class D, (1-mo. CME Term SOFR + 2.74%), 6.37%, 12/15/39(b)(d)	USD	519	519,649
THPT Mortgage Trust, Series 2023-THL, Class A, 7.23%, 12/10/34(b)(d)		1,683	1,688,379
Thunder Logistics DAC, Series 2024-1X, Class B, (3-mo. EURIBOR + 2.05%), 4.30%, 11/17/36(a)(b)	EUR	339	387,733
Together Asset-Backed Securitisation, Series 2026-CRE1, Class C, (1-day SONIA + 1.50%), 5.23%, 02/20/58(a)(b)	GBP	277	367,677
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.80%, 12/10/33(b)(d)	USD	2,230	2,299,709
UBS Commercial Mortgage Trust
Series 2017-C7, Class A4, 3.68%, 12/15/50		880	866,286
Series 2018-C15, Class A4, 4.34%, 12/15/51		1,500	1,472,717
UK Logistics DAC
Series 2024-1X, Class A, (1-day SONIA + 1.65%), 5.40%, 05/17/34(a)(b)	GBP	662	878,391
Series 2024-2X, Class C, (1-day SONIA + 2.10%), 5.85%, 02/17/35(a)(b)		492	652,213
Series 2024-2X, Class D, (1-day SONIA + 3.10%), 6.85%, 02/17/35(a)(b)		1,134	1,504,792
Series 2025-1X, Class D, (1-day SONIA + 4.00%), 7.75%, 05/17/35(a)(b)		4,266	5,666,673
UNIV Trust
Series 2025-APTS, Class A, (1-mo. CME Term SOFR + 1.65%), 5.28%, 11/15/42(b)(d)	USD	8,745	8,720,119
Series 2025-APTS, Class B, (1-mo. CME Term SOFR + 2.25%), 5.88%, 11/15/42(b)(d)		1,018	1,013,860
Vanir Logistics Finance S.a.r.l., Series 1X, Class C, (3-mo. EURIBOR + 1.90%), 4.07%, 07/23/37(a)(b)	EUR	891	1,020,002
VEGAS Trust
Series 2024-GCS, Class C, 6.42%, 07/10/36(b)(d)	USD	5,912	5,971,792
Series 2024-GCS, Class D, 6.42%, 07/10/36(b)(d)		7,160	7,135,942

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M3, 4.24%, 11/25/47(b)(d)	USD	212	$ 199,339
Series 2017-2, Class M4, 5.00%, 11/25/47(b)(d)		128	116,005
Series 2018-1, Class M2, 4.26%, 04/25/48(d)		109	106,170
Series 2020-1, Class AFX, 2.61%, 02/25/50(b)(d)		2,308	2,173,077
Series 2020-1, Class M1, 2.80%, 02/25/50(b)(d)		408	340,029
Series 2020-1, Class M2, 2.98%, 02/25/50(b)(d)		455	365,687
Series 2021-4, Class A, 2.52%, 12/26/51(b)(d)		7,345	6,170,469
Series 2021-4, Class M4, 4.48%, 12/26/51(b)(d)		848	682,352
Series 2022-1, Class M4, 5.20%, 02/25/52(b)(d)		552	459,663
Series 2022-2, Class M3, 5.72%, 04/25/52(b)(d)		1,708	1,611,379
Series 2022-4, Class M2, 6.97%, 08/25/52(b)(d)		717	711,835
Series 2022-4, Class M3, 7.52%, 08/25/52(b)(d)		487	483,715
Series 2022-4, Class M4, 7.52%, 08/25/52(b)(d)		882	833,928
Series 2023-2, Class A, 6.22%, 05/25/53(b)(d)		1,653	1,656,178
Series 2023-2, Class M1, 7.03%, 05/25/53(b)(d)		908	912,573
Series 2024-1, Class A, 6.55%, 01/25/54(b)(d)		4,129	4,177,863
Series 2024-1, Class M2, 7.23%, 01/25/54(b)(d)		477	480,397
Series 2024-1, Class M3, 8.44%, 01/25/54(b)(d)		469	479,003
Series 2024-5, Class A, 5.49%, 10/25/54(d)		1,387	1,380,029
Series 2024-5, Class M2, 5.96%, 10/25/54(d)		689	682,492
Series 2024-5, Class M3, 6.76%, 10/25/54(d)		871	862,784
Series 2024-5, Class M4, 9.47%, 10/25/54(d)		633	631,064
Series 2024-6, Class M2, 6.55%, 12/25/54(b)(d)		432	434,850
Series 2024-6, Class M3, 6.92%, 12/25/54(b)(d)		655	657,940
Series 2024-6, Class M4, 9.67%, 12/25/54(b)(d)		1,190	1,200,218
Series 2025-1, Class M3, 7.33%, 02/25/55(b)(d)		2,273	2,287,701
Series 2025-1, Class M4, 10.15%, 02/25/55(d)		836	840,234
Series 2025-3, Class M3, 7.38%, 06/25/55(b)(d)		1,600	1,605,786
Series 2025-5, Class M2, 6.31%, 12/25/55(b)(d)		339	338,275
Series 2025-5, Class M3, 6.70%, 12/25/55(b)(d)		1,459	1,431,319
Series 2025-MC1, Class A1, 8.16%, 05/25/55(d)(e)		2,250	2,239,027
Series 2025-P2, Class A, 5.46%, 10/25/55(b)(d)		7,231	7,104,178
Series 2025-P2, Class M1, 6.04%, 10/25/55(b)(d)		678	666,240
Series 2025-P2, Class M2, 6.56%, 10/25/55(b)(d)		758	743,701
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust
Series 2025-P2, Class M3, 6.85%, 10/25/55(b)(d)	USD	1,326	$ 1,301,655
Series 2025-P2, Class M4, 9.45%, 10/25/55(b)(d)		788	774,180
Series 2025-P2, Class M5, 10.22%, 10/25/55(b)(d)		287	261,046
Series 2026-1, Class A, 5.10%, 02/25/56(b)(d)		2,928	2,885,453
Series 2026-2, Class M3, 6.67%, 05/25/56(b)(d)		685	681,514
Series 2026-2, Class M4, 9.16%, 05/25/56(b)(d)		994	988,509
VMC Finance LLC, Series 2026-FL6, Class A, (1-mo. CME Term SOFR + 1.60%), 5.24%, 11/19/43(b)(d)		1,649	1,650,095
VNDO Trust, Series 2016-350P, Class D, 4.03%, 01/10/35(b)(d)		3,390	3,385,707
Wells Fargo Commercial Mortgage Trust
Series 2018-1745, Class A, 3.87%, 06/15/36(b)(d)		472	442,256
Series 2018-AUS, Class A, 4.19%, 08/17/36(b)(d)		1,680	1,640,721
Series 2019-C49, Class D, 3.00%, 03/15/52(d)		514	418,857
Series 2024-1CHI, Class A, 5.48%, 07/15/35(b)(d)		2,829	2,831,242
Series 2024-BPRC, Class B, 6.22%, 07/15/43(d)		4,292	4,338,192
Series 2024-BPRC, Class C, 6.43%, 07/15/43(d)		2,732	2,709,568
Series 2024-BPRC, Class D, 7.08%, 07/15/43(d)		1,160	1,148,798
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/35(b)(d)		2,278	2,276,387
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A, 5.53%, 07/15/40(b)(d)		4,623	4,670,587
Series 2025-DC, Class E, 7.98%, 07/15/40(b)(d)		2,708	2,734,878
			1,389,657,036
Interest Only Collateralized Mortgage Obligations — 0.1%
Ajax Mortgage Loan Trust, Series 2021-E, Class XS, 0.00%, 12/25/60(b)(d)		88,657	2,621,705
Barclays Mortgage Loan Trust
Series 2023-NQM3, Class XS, 0.82%, 10/25/63(b)(d)		40,218	113,936
Series 2024-NQM1, Class XS, 2.45%, 01/25/64(b)(d)		26,194	634,957
Series 2024-NQM3, Class XS, 0.00%, 06/25/64(b)(d)		35,155	561,274
Series 2024-NQM4, Class XS, 0.00%, 12/26/64(b)(d)		46,448	1,357,702
Series 2025-NQM1, Class XS, 0.00%, 01/25/65(b)(d)		44,075	1,169,621
Series 2025-NQM2, Class XS2, 0.00%, 05/25/65(b)(d)		35,238	882,996
JPMorgan Mortgage Trust
Series 2021-INV5, Class A2X, 0.50%, 12/25/51(b)(d)		43,396	1,236,277
Series 2021-INV5, Class A5X, 0.50%, 12/25/51(b)(d)		6,198	176,570

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2021-INV5, Class AX1, 0.19%, 12/25/51(b)(d)	USD	83,878	$ 891,396
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(b)(d)		22,879	661,392
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(b)(d)		12,717	225,387
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(b)(d)		6,756	286,716
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(b)(d)		2,491	72,013
Series 2021-INV7, Class AX1, 0.27%, 02/25/52(b)(d)		44,843	686,132
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 1.57%, 07/25/56(b)(d)		2,453	288,452
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 6.35%, 02/25/38(b)(d)		11,180	2,334,081
			14,200,607
Interest Only Commercial Mortgage-Backed Securities — 0.1%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.27%, 06/05/37(b)(d)		13,000	16,558
BANK, Series 2019-BN20, Class XB, 0.46%, 09/15/62(b)		39,279	421,990
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class XB, 0.74%, 02/15/50(b)		11,850	20,630
BBCMS Mortgage Trust
Series 2015-SRCH, Class XA, 0.97%, 08/10/35(b)(d)		14,523	76,665
Series 2020-C7, Class XB, 1.08%, 04/15/53(b)		1,596	53,378
Benchmark Mortgage Trust
Series 2019-B9, Class XA, 1.16%, 03/15/52(b)		11,873	243,403
Series 2020-B17, Class XB, 0.64%, 03/15/53(b)		7,100	111,290
Series 2021-B23, Class XA, 1.35%, 02/15/54(b)		26,543	1,091,167
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.96%, 06/15/56(b)		13,767	527,021
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class XD, 1.38%, 01/10/48(b)(d)		1,019	33
Series 2016-C4, Class XB, 0.42%, 05/10/58(b)		5,810	58
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class X, 0.91%, 11/10/42(b)(d)		46,500	1,411,210
Commercial Mortgage Pass-Through Certificates, Series 2018-COR3, Class XD, 1.75%, 05/10/51(b)(d)		3,200	84,733
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.32%, 11/15/50(b)		12,490	49,564
Series 2019-C16, Class XA, 1.69%, 06/15/52(b)		28,410	993,289
Series 2019-C17, Class XA, 1.45%, 09/15/52(b)		9,036	276,354
Series 2019-C17, Class XB, 0.67%, 09/15/52(b)		19,090	271,431
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.43%, 04/10/37(b)(d)	USD	21,535	$ 161,045
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(b)(d)		5,780	43,378
ELM Trust
Series 2024-ELM, Class XP10, 0.24%, 06/10/39(b)(d)		51,484	674
Series 2024-ELM, Class XP15, 1.61%, 06/10/39(b)(d)		46,635	4,057
FREMF Mortgage Trust, Series 2019-KW08, Class X2A, 0.10%, 01/25/29(d)		138,974	274,725
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.93%, 11/10/52(b)		7,629	163,597
Series 2020-GSA2, Class XA, 1.77%, 12/12/53(b)(d)		17,313	937,409
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, 1.40%, 09/15/47(b)		82	1
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(b)(d)		4,940	3,660
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(b)(d)		13,040	252
Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class XA, 1.29%, 02/15/36(b)(d)		3,354	61,915
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.97%, 03/10/50(b)(d)		1,747	5,148
MCR Mortgage Trust, Series 2024-TWA, Class XA, 0.92%, 06/12/39(d)		16,557	62,725
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class XF, 1.42%, 12/15/47(b)(d)		2,212	22,043
Series 2015-C26, Class XD, 1.64%, 10/15/48(b)(d)		1,978	75
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.71%, 03/15/49(b)(d)		13,984	179,138
Series 2017-H1, Class XD, 2.27%, 06/15/50(b)(d)		3,293	59,516
Series 2019-H6, Class XB, 0.88%, 06/15/52(b)		23,510	455,955
Series 2019-L2, Class XA, 1.16%, 03/15/52(b)		7,935	170,380
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.15%, 12/15/56(b)		54,785	2,839,953
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39(b)(d)		36,697	58,091
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.00%, 02/10/32(b)(d)		44,225	136,911
Series 2017-1MKT, Class XNCP, 0.22%, 02/10/32(b)(d)		8,845	23,004
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.58%, 10/15/52(b)		18,031	675,608
Series 2019-C18, Class XA, 1.09%, 12/15/52(b)		32,334	784,018

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.54%, 08/15/49(b)(d)	USD	4,420	$ 29,496
Series 2019-C50, Class XA, 1.57%, 05/15/52(b)		20,688	621,579
Series 2024-BPRC, Class X, 0.31%, 07/15/43(b)(d)		33,871	262,612
			13,685,739
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(d)(n)		1,492	237,918
Total Non-Agency Mortgage-Backed Securities — 15.2% (Cost: $2,806,624,386)			2,756,562,118
Preferred Securities
Capital Trusts — 1.1%
Automobiles — 0.0%
Stellantis NV
6.25%(a)(p)	EUR	950	1,064,165
6.88%(a)(p)		828	923,423
8.25%(a)(p)	GBP	780	1,010,113
			2,997,701
Banks — 0.1%
Akbank TAS, 9.37%(a)(p)	USD	852	868,648
Axis Bank Ltd./Gandhinagar, 6.88%(a)(p)		2,600	2,613,000
Banco Bilbao Vizcaya Argentaria SA, 6.88%(a)(p)	EUR	400	492,461
Bank Negara Indonesia Persero Tbk PT, 7.15%(a)(p)	USD	3,600	3,596,400
Barclays PLC
4.38%(p)		462	448,500
6.13%(a)(p)	EUR	500	575,646
BNP Paribas SA, 4.63%(d)(p)	USD	462	459,759
Eurobank SA, 6.25%(a)(p)	EUR	750	873,186
HSBC Holdings PLC, 5.25%(a)(p)	SGD	2,000	1,592,271
National Bank of Greece SA, 5.80%(a)(p)	EUR	200	228,787
Standard Chartered PLC, 7.00%(a)(p)	USD	6,700	6,749,660
United Overseas Bank Ltd., 3.00%(a)(p)	SGD	4,000	3,072,309
Wells Fargo & Co.
5.95%, 12/15/36	USD	177	181,253
Series B, 7.95%, 11/15/29		155	169,520
			21,921,400
Beverages — 0.0%
Carlsberg Breweries A/S, 4.88%, 05/18/26(a)	EUR	3,310	3,857,390
Broadline Retail — 0.1%
Rakuten Group, Inc., 4.25%(a)(p)		7,654	8,661,348
Capital Markets — 0.0%
Deutsche Bank AG
4.63%(a)(p)		400	455,989
6.75%(a)(p)		600	708,101
7.38%(a)(p)		600	743,833
8.13%(a)(p)		400	498,284
Goldman Sachs Capital I, 6.35%, 02/15/34	USD	266	276,900
UBS Group AG
4.88%(d)(p)		483	481,766
7.13%(a)(p)	AUD	1,400	961,051
			4,125,924
Security		Par (000)	Value
Construction Materials — 0.0%
Cemex SAB de CV, 7.20%(d)(p)	USD	5,377	$ 5,598,532
Consumer Finance — 0.0%
RCI Banque SA, 6.13%(a)(p)	EUR	200	229,377
Diversified Telecommunication Services — 0.1%
Bell Telephone Co. of Canada or Bell Canada, 7.00%, 09/15/55	USD	169	174,635
British Telecommunications Ltd.
4.25%, 11/23/81(d)		200	198,722
8.38%, 12/20/83(a)	GBP	4,500	6,302,496
Cas Capital No. 2 Ltd., 6.25%(a)(p)	USD	667	669,501
Telefonica Emisiones SA
4.38%(a)(p)	EUR	200	227,107
4.88%(a)(p)		400	453,529
TELUS Corp.
6.38%, 06/09/56	USD	100	99,742
6.63%, 06/09/56		200	199,498
7.00%, 10/15/55		15	15,510
			8,340,740
Electric Utilities — 0.4%
Alliant Energy Corp., 5.75%, 04/01/56		81	80,083
Dominion Energy, Inc.
6.00%, 02/15/56		1,931	1,939,548
6.20%, 02/15/56		552	553,743
Series A, 6.88%, 02/01/55		100	103,331
Series B, 7.00%, 06/01/54		28	29,646
Edison International, 8.13%, 06/15/53		121	124,338
EDP SA
4.38%, 12/02/55(a)	EUR	100	112,943
Series NC5., 1.50%, 03/14/82(a)		3,200	3,609,356
Electricite de France SA
5.63%(a)(p)		600	719,425
7.38%(a)(p)	GBP	500	694,986
Enel SpA, 4.50%(a)(p)	EUR	250	281,315
Entergy Corp.
5.88%, 06/15/56	USD	1,791	1,791,281
6.10%, 06/15/56		32	32,066
7.13%, 12/01/54		3,459	3,576,295
EUSHI Finance, Inc., 6.25%, 04/01/56		42	41,782
Evergy, Inc., 6.65%, 06/01/55		1,772	1,811,656
Eversource Energy
Series A, 6.10%, 08/15/56		215	214,581
Series B, 6.35%, 08/15/56		93	93,074
Exelon Corp., 6.50%, 03/15/55		46	47,214
Nevada Power Co., 6.25%, 05/15/55		1,030	1,032,847
NextEra Energy Capital Holdings, Inc.
4.00%, 05/15/56	EUR	16,000	18,045,233
6.70%, 09/01/54	USD	687	703,621
6.75%, 06/15/54		1,360	1,416,492
Oncor Electric Delivery Co. LLC, 4.55%, 11/26/56(a)	EUR	2,110	2,438,388
PacifiCorp
7.13%, 08/15/56	USD	91	90,389
7.38%, 09/15/55		100	101,014
PG&E Corp.
6.85%, 09/15/56		11,136	11,096,454
7.38%, 03/15/55		13,669	13,928,465
Puget Energy, Inc., 7.00%, 09/15/56		100	101,093
Sierra Pacific Power Co., 6.20%, 12/15/55		1,362	1,350,067
Southern Co. (The)
6.00%, 04/01/58		637	638,527
Series 2025, 6.38%, 03/15/55		268	275,035

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Southern Co. (The)
			67,074,288
Energy Equipment & Services — 0.0%
Venture Global LNG, Inc., 9.00%(d)(p)	USD	1,775	$ 1,732,959
Financial Services — 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 01/31/56		2,448	2,479,579
Apollo Global Management, Inc., 6.00%, 12/15/54		65	63,056
Corebridge Financial, Inc.
6.38%, 09/15/54		49	48,645
6.88%, 12/15/52		2,738	2,777,673
Equitable Holdings, Inc., 6.70%, 03/28/55		100	102,744
HA Sustainable Infrastructure Capital, Inc.
7.13%, 11/15/56		100	101,516
8.00%, 06/01/56		81	85,808
			5,659,021
Gas Utilities — 0.0%
Promigas SA ESP/Gases del Pacifico SAC, 7.75%, 06/24/56(d)		735	747,587
Southern Co. Gas Capital Corp., 6.05%, 09/15/56		544	544,714
Spire, Inc.
6.25%, 06/01/56		277	275,928
6.45%, 06/01/56		33	33,220
			1,601,449
Health Care Equipment & Supplies — 0.0%
DENTSPLY SIRONA, Inc., 8.38%, 09/12/55		79	79,062
Health Care Providers & Services — 0.0%
CVS Health Corp.
6.75%, 12/10/54		27	28,130
7.00%, 03/10/55		253	262,665
Humana, Inc., 6.63%, 09/15/56		100	99,699
			390,494
Hotels, Restaurants & Leisure — 0.1%
Gohl Capital Holdings Ltd.
7.63%(a)(p)		3,675	3,550,969
8.30%(a)(p)		4,500	4,348,125
			7,899,094
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The), 6.95%, 07/15/55		233	230,034
Orsted AS, 5.13%, 03/14/24(a)	EUR	235	274,372
			504,406
Insurance — 0.1%
Ageas SA, 5.88%(a)(p)		200	233,218
American National Group, Inc., 7.00%, 12/01/55	USD	134	130,847
Athene Holding Ltd.
6.63%, 10/15/54		89	85,519
6.88%, 06/28/55		666	639,494
AXIS Specialty Finance LLC, 4.90%, 01/15/40		822	803,510
BNP Paribas Cardif SA, 6.00%(a)(p)	EUR	800	922,027
Global Atlantic Fin Co., 7.95%, 10/15/54(d)	USD	63	63,445
MetLife, Inc., 6.40%, 12/15/36		102	103,926
Prudential Financial, Inc.
4.50%, 09/15/47		1,653	1,632,738
6.50%, 03/15/54		885	916,146
6.75%, 03/01/53		454	477,673
Security		Par (000)	Value
Insurance (continued)
RLGH Finance Bermuda Ltd., 6.88%(a)(p)	USD	2,500	$ 2,500,691
Shin Kong Life Singapore Pte Ltd., 6.95%, 06/26/35(a)		1,200	1,252,608
			9,761,842
Media — 0.0%
Paramount Global, 6.25%, 02/28/57		332	269,335
Multi-Utilities — 0.1%
CenterPoint Energy, Inc.
6.70%, 05/15/55		1,593	1,639,086
Series A, 7.00%, 02/15/55		2,587	2,679,690
CMS Energy Corp., 4.75%, 06/01/50		670	656,532
Engie SA, 6.48%(p)	AUD	2,160	1,501,069
NiSource, Inc.
5.75%, 07/15/56	USD	1,460	1,457,885
6.38%, 03/31/55		433	446,447
6.95%, 11/30/54		3,340	3,453,600
Sempra
6.55%, 04/01/55		1,522	1,534,348
6.63%, 04/01/55		1,250	1,263,909
6.88%, 10/01/54		3,876	3,954,140
Veolia Environnement SA, 2.00%(a)(p)	EUR	4,900	5,451,009
WEC Energy Group, Inc., 5.63%, 05/15/56	USD	341	338,940
			24,376,655
Office REITs — 0.0%
Keppel REIT, Series MTN, 3.78%(a)(p)	SGD	1,750	1,366,734
Suntec Real Estate Investment Trust, 4.48%(a)(p)		1,750	1,374,638
			2,741,372
Oil, Gas & Consumable Fuels — 0.1%
Enbridge, Inc., 7.20%, 06/27/54	USD	265	281,646
Energy Transfer LP
6.75%, 02/15/56		112	114,412
8.00%, 05/15/54		100	106,156
Eni SpA, 4.88%(a)(p)	EUR	730	845,767
Enterprise Products Operating LLC, Series E, 5.25%, 08/16/77	USD	1,546	1,539,968
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/55		103	107,875
Sunoco LP, 7.88%(d)(p)		1,363	1,417,434
Thaioil Treasury Center Co. Ltd., 6.10%(a)(p)		4,815	4,740,849
TotalEnergies SE, 2.00%(a)(p)	EUR	4,900	5,544,779
TransCanada PipeLines Ltd., 6.13%, 10/17/56	USD	551	557,108
Var Energi ASA
4.95%, 04/29/86(a)	EUR	575	656,933
7.86%, 11/15/83(a)		916	1,130,977
Wintershall Dea Finance 2 BV, 6.12%(a)(p)		287	339,819
			17,383,723
Paper & Forest Products — 0.0%
Stora Enso Oyj
5.63%(a)(p)		150	174,709
5.88%(a)(p)		125	145,899
			320,608
Passenger Airlines — 0.0%
Air France-KLM, 5.75%(a)(p)		500	582,619
Deutsche Lufthansa AG, 5.25%, 01/15/55(a)		800	932,357
			1,514,976
Pharmaceuticals — 0.0%
Bayer AG, 7.00%, 09/25/83(a)		600	758,236

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Real Estate Management & Development — 0.0%
Aroundtown Finance S.a.r.l.
5.13%(a)(p)	EUR	1,081	$ 1,165,947
5.25%(a)(p)		1,420	1,561,924
Heimstaden Bostad AB, 2.63%(a)(p)		500	563,253
NWD Finance BVI Ltd.
4.13%(a)(p)	USD	200	163,500
6.25%(a)(p)		400	255,000
10.13%(a)(p)		200	194,250
12.18%(a)(p)		200	186,700
Vivion Investments S.a.r.l., 8.13%(a)(p)	EUR	700	719,215
			4,809,789
Wireless Telecommunication Services — 0.0%
SoftBank Group Corp., 6.50%, 10/29/62(a)		260	274,433
Vodafone Group PLC
4.13%, 06/04/81	USD	174	161,904
7.00%, 04/04/79		124	128,594
			564,931
Total Capital Trusts — 1.1%			203,174,652

	Shares
Preferred Stocks — 0.6%
Aerospace & Defense — 0.1%
Anduril Industries, Inc., Series H, (Acquired 04/28/26, cost $4,572,047)(g)(h)(k)	66,307	4,571,867
Boeing Co. (The), 6.00%(m)	38,550	2,594,415
True Anomaly, Series D(h)	245,131	6,388,114
Zetview, Series E-3(h)	1,119,957	851,056
		14,405,452
Construction Materials — 0.0%
Cirkul(h)	31	—
Financial Services — 0.0%
SCI PH Parent, Inc., Series A, (Acquired 02/10/23, cost $1,875,000), 12.50%(g)(h)(k)	1,875	2,616,225
Household Durables — 0.1%
Dream Finders Homes, Inc. (Preference), 9.00%(h)(p)	15,124	15,105,095
Lessen Holdings, Inc., Series B(h)	143,367	1
		15,105,096
Interactive Media & Services — 0.0%
Alphabet, Inc.
Series A, 6.25%(m)	26,100	1,328,229
Series B, 6.25%(m)	26,100	1,312,830
		2,641,059
IT Services — 0.0%
Fluidstack, Series A(h)	38,166	6,191,289
Veritas NewCo.
0.00%	13,357	267,140
0.00%	9,228	179,946
		6,638,375
Real Estate Management & Development — 0.0%
Estately Opco(h)	870	435,000
Software — 0.3%
Anthropic PBC, Series F, (Acquired 08/18/25, cost $3,919,604)(g)(h)(k)	27,805	16,377,409
RSA Security
Series A, (h)	137,119	1
Security	Shares	Value
Software (continued)
RSA Security
Series B, (h)	411,359	$ 4
Versa Networks, Inc., Series E, (12.66% Cash or 12.66% PIK), (Acquired 10/14/22, cost $12,017,972), 12.00%(g)(h)(k)(o)	4,118,274	26,851,147
		43,228,561
Specialty Retail — 0.1%
Davidson Homes, Inc.(h)	18,658	21,127,759
Textiles, Apparel & Luxury Goods — 0.0%
Cap Hill Brands(h)	2,670,520	27
Total Preferred Stocks — 0.6%		106,197,554
Total Preferred Securities — 1.7% (Cost: $281,317,431)		309,372,206

		Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Fannie Mae, 6.63%, 11/15/30	USD	1,450	1,588,609
Collateralized Mortgage Obligations — 1.7%
Fannie Mae
Series 2003-W5, Class A, (1-mo. SOFR US + 0.22%), 3.85%, 04/25/33(b)		0 (r)	546
Series 2023-35, Class FC, (SOFR (30-day) + 1.10%), 4.73%, 08/25/53(b)		8,085	8,155,393
Series 2023-68, Class FB, (SOFR (30-day) + 1.05%), 4.68%, 01/25/54(b)		7,894	7,951,851
Series 2024-63, Class FH, (SOFR (30-day) + 1.10%), 4.73%, 09/25/54(b)		5,482	5,529,832
Series 2024-88, Class FC, (SOFR (30-day) + 1.40%), 5.03%, 12/25/54(b)		4,493	4,539,645
Series 2024-95, Class FC, (SOFR (30-day) + 1.40%), 5.03%, 12/25/54(b)		1,613	1,632,077
Series 2024-96, Class FA, (SOFR (30-day) + 1.40%), 5.03%, 12/25/54(b)		7,224	7,284,862
Series 2025-1, Class FX, (SOFR (30-day) + 1.35%), 4.98%, 02/25/55(b)		5,086	5,132,548
Series 2025-13, Class FB, (SOFR (30-day) + 1.30%), 4.93%, 03/25/55(b)		5,751	5,800,604
Series 2025-18, Class FH, (SOFR (30-day) + 1.40%), 5.03%, 08/25/54(b)		2,647	2,677,383
Series 2025-2, Class FG, (SOFR (30-day) + 1.45%), 5.08%, 02/25/55(b)		10,240	10,288,787
Series 2025-35, Class FJ, (SOFR (30-day) + 1.60%), 5.23%, 05/25/55(b)		6,100	6,211,301
Series 2025-42, Class FA, (SOFR (30-day) + 1.50%), 5.13%, 06/25/55(b)		3,674	3,729,486
Series 2025-42, Class FE, (SOFR (30-day) + 1.55%), 5.18%, 06/25/55(b)		6,869	6,985,000
Series 2025-63, Class DF, (SOFR (30-day) + 1.40%), 5.03%, 08/25/55(b)		3,921	3,965,560
Series 2025-9, Class FG, (SOFR (30-day) + 1.35%), 4.98%, 03/25/55(b)		3,012	3,038,880
Freddie Mac
Series 5468, Class WF, (SOFR (30-day) + 1.10%), 4.73%, 11/25/54(b)		6,489	6,508,640
Series 5478, Class FD, (SOFR (30-day) + 1.40%), 5.03%, 02/25/54(b)		3,530	3,566,507
Series 5479, Class FB, (SOFR (30-day) + 1.40%), 5.03%, 12/25/54(b)		2,844	2,873,607

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac
Series 5482, Class FB, (SOFR (30-day) + 1.50%), 5.13%, 12/25/54(b)	USD	7,033	$ 7,139,242
Series 5500, Class DF, (SOFR (30-day) + 1.35%), 4.98%, 10/25/54(b)		4,772	4,820,345
Series 5502, Class EF, (SOFR (30-day) + 1.40%), 5.03%, 02/25/55(b)		3,791	3,835,181
Series 5508, Class FE, (SOFR (30-day) + 1.60%), 5.23%, 02/25/55(b)		5,100	5,181,679
Series 5513, Class FD, (SOFR (30-day) + 1.35%), 4.98%, 01/25/55(b)		40,734	41,107,820
Series 5515, Class FB, (SOFR (30-day) + 1.40%), 5.03%, 03/25/55(b)		3,985	4,031,747
Series 5516, Class FC, (SOFR (30-day) + 1.40%), 5.03%, 03/25/55(b)		92,721	93,728,095
Series 5539, Class FC, (SOFR (30-day) + 1.50%), 5.13%, 05/25/55(b)		5,086	5,162,201
Series 5543, Class FC, (SOFR (30-day) + 1.50%), 5.13%, 06/25/55(b)		3,865	3,923,227
Series 5543, Class FG, (SOFR (30-day) + 1.50%), 5.13%, 06/25/55(b)		3,941	3,999,890
Series 5543, Class FH, (SOFR (30-day) + 1.50%), 5.13%, 06/25/55(b)		5,389	5,470,814
Series 5543, Class FM, (SOFR (30-day) + 1.50%), 5.13%, 06/25/55(b)		5,205	5,283,455
Series 5563, Class FA, (SOFR (30-day) + 1.35%), 4.98%, 08/25/55(b)		9,811	9,903,553
Series 5570, Class FA, (SOFR (30-day) + 1.40%), 5.03%, 05/25/55(b)		5,743	5,810,818
Series 5574, Class FB, (SOFR (30-day) + 1.35%), 4.98%, 09/25/55(b)		4,903	4,951,843
Ginnie Mae, Series 2025-9, Class FE, (SOFR (30-day) + 1.25%), 4.86%, 01/20/55(b)		4,481	4,511,703
			304,734,122
Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2006-M2, Class A2A, 5.27%, 10/25/32(b)		57	56,615
Freddie Mac, Series 2024-P015, Class A1, 4.44%, 11/25/32(b)		188	185,762
Ginnie Mae
Series 2023-118, Class BA, 3.75%, 05/16/65(b)		1,342	1,204,135
Series 2023-119, Class AD, 2.25%, 04/16/65		2,370	1,889,531
Series 2023-50, Class AC, 3.25%, 09/16/63(b)		1,079	955,370
Series 2025-126, Class AD, 5.00%, 05/16/65		1,894	1,868,970
Series 2025-129, Class AB, 4.75%, 09/16/54		1,385	1,363,793
Series 2025-130, Class AL, 4.75%, 08/16/56		1,386	1,364,333
Series 2025-88, Class AT, 5.00%, 06/16/58		2,160	2,145,715
			11,034,224
Interest Only Collateralized Mortgage Obligations — 0.0%
Freddie Mac, Series 5112, Class KI, 3.50%, 06/25/51		17,443	3,185,876
Ginnie Mae, Series 2022-78, Class IO, 3.00%, 08/20/51		4,817	834,546
			4,020,422
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac
Series K121, Class X1, 1.11%, 10/25/30(b)	USD	13,302	$ 464,788
Series KL06, Class XFX, 1.46%, 12/25/29(b)		6,520	255,343
Series KW09, Class X1, 0.87%, 05/25/29(b)		28,649	528,564
Ginnie Mae
Series 2013-30, Class IO, 0.53%, 09/16/53(b)		2,253	31,883
Series 2016-36, Class IO, 0.64%, 08/16/57(b)		526	14,032
Series 2016-96, Class IO, 0.77%, 12/16/57(b)		2,949	108,580
			1,403,190
Mortgage-Backed Securities — 55.2%
Fannie Mae Mortgage-Backed Securities
1.50%, 12/01/35 - 03/01/51(s)		198,718	164,809,969
2.00%, 10/01/31 - 04/01/52		534,288	441,953,797
2.50%, 09/01/27 - 02/01/52		382,063	330,365,153
3.00%, 04/01/28 - 05/01/52		109,461	99,399,823
3.50%, 08/01/28 - 01/01/51		64,879	59,858,667
4.00%, 08/01/31 - 04/01/52		79,838	75,710,448
4.50%, 03/01/39 - 03/01/56		52,129	50,740,236
5.00%, 11/01/32 - 05/01/56(s)		384,531	380,814,051
5.50%, 12/01/32 - 03/01/54		147,718	149,330,403
5.81%, 06/01/31		5,495	5,620,280
6.00%, 02/01/34 - 09/01/55		112,665	116,089,953
6.50%, 05/01/40 - 08/01/53		17,108	17,755,552
Freddie Mac Mortgage-Backed Securities
1.50%, 04/01/36 - 10/01/50		31,555	26,244,546
2.00%, 09/01/35 - 02/01/52		259,362	216,397,304
2.50%, 04/01/27 - 04/01/52		159,888	136,879,220
3.00%, 09/01/27 - 08/01/52		142,162	127,424,359
3.50%, 02/01/31 - 06/01/50		54,625	51,260,131
4.00%, 08/01/40 - 06/01/52		89,432	85,307,294
4.50%, 02/01/39 - 01/01/56		37,264	36,287,319
5.00%, 07/01/35 - 05/01/56(s)		407,141	403,753,120
5.50%, 02/01/35 - 05/01/56		87,970	88,887,770
6.00%, 11/01/52 - 11/01/55		97,355	100,029,947
6.50%, 02/01/53 - 09/01/53		3,594	3,728,441
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/20/50 - 07/15/56(t)		167,596	137,399,579
2.50%, 04/20/51 - 07/15/56(t)		170,135	145,396,254
3.00%, 12/20/44 - 07/15/56(t)		118,655	105,472,437
3.50%, 01/15/42 - 07/15/56(t)		100,566	91,894,422
4.00%, 04/20/39 - 07/15/56(t)		68,298	64,169,530
4.50%, 12/20/39 - 07/15/56(t)		202,477	194,514,530
5.00%, 04/15/33 - 07/15/56(t)		250,997	247,710,445
5.50%, 07/15/56(t)		268,529	269,671,678
6.00%, 07/15/56(t)		136,680	139,415,472
6.50%, 07/15/56(t)		57,254	59,269,233
Uniform Mortgage-Backed Securities
2.00%, 07/01/41 - 07/01/56(t)		73,669	58,853,501
2.50%, 07/01/41 - 07/01/56(t)		379,823	317,744,649
3.00%, 07/01/41 - 07/01/56(t)		188,029	163,923,422
3.50%, 07/01/41 - 07/01/56(t)		521,761	473,310,860
4.00%, 07/01/41 - 07/01/56(t)		205,504	192,293,200
4.50%, 07/01/41 - 07/01/56(t)		731,187	701,805,375
5.00%, 07/01/56(t)		662,403	650,812,127
5.50%, 07/01/56(t)		1,890,539	1,896,580,154

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
6.00%, 07/01/56(t)	USD	487,204	$ 498,043,634
6.50%, 07/01/56(t)		436,665	451,671,997
			10,028,600,282
Total U.S. Government Sponsored Agency Securities — 57.0% (Cost: $10,564,689,322)			10,351,380,849
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39(u)		7,196	7,097,154
4.63%, 02/15/40 - 11/15/44(v)		114,727	111,002,819
1.13%, 05/15/40 - 08/15/40		13,672	8,606,684
3.88%, 08/15/40		8,144	7,429,809
1.38%, 11/15/40 - 08/15/50		32,593	17,054,116
4.25%, 11/15/40		24,557	23,298,264
1.88%, 02/15/41 - 11/15/51		104,743	64,083,996
3.75%, 08/15/41 - 11/15/43		61,703	54,014,987
2.38%, 02/15/42 - 05/15/51		61,974	41,317,085
3.00%, 05/15/42 - 08/15/52(u)(v)(w)		248,940	182,657,880
3.63%, 08/15/43 - 05/15/53(v)		116,470	94,883,548
4.75%, 11/15/43 - 11/15/53(v)		70,700	68,795,040
3.13%, 08/15/44 - 05/15/48		59,739	45,940,540
2.50%, 02/15/45(v)		51,465	36,093,852
2.75%, 11/15/47(v)		60,064	42,340,428
2.88%, 05/15/49		25,757	18,292,501
2.25%, 08/15/49 - 02/15/52		65,176	39,968,124
1.63%, 11/15/50		26,916	14,069,076
2.00%, 08/15/51		25,757	14,663,380
4.13%, 08/15/53(v)(w)		56,956	49,752,218
U.S. Treasury Notes
4.38%, 12/15/26 - 08/31/28		26,800	26,913,665
2.38%, 05/15/27 - 03/31/29		51,464	49,571,671
0.50%, 05/31/27		2	1,936
2.25%, 08/15/27		15,187	14,872,582
4.13%, 09/30/27		27,294	27,286,537
4.00%, 02/29/28 - 02/15/34(u)		101,739	100,479,226
3.88%, 03/15/28 - 11/30/29		53,236	52,848,257
1.25%, 03/31/28 - 09/30/28		69,400	65,600,867
3.63%, 03/31/28 - 09/30/31		225,348	221,544,505
1.13%, 08/31/28		18,733	17,563,651
3.75%, 12/31/28 - 05/31/30		63,554	62,739,902
3.25%, 06/30/29(u)		28,150	27,427,070
3.50%, 01/31/30		32,419	31,690,545
1.50%, 02/15/30		23,763	21,648,464
4.88%, 10/31/30		24,671	25,319,475
4.25%, 06/30/31		29,986	30,028,938
4.50%, 12/31/31		29,412	29,786,240
2.88%, 05/15/32		4,306	3,997,591
Total U.S. Treasury Obligations — 9.6% (Cost: $1,926,847,167)			1,750,682,623

Shares
Warrants(g)
Banks — 0.0%
New York Community Bancorp, Inc., (Issued/Exercisable 03/07/24, 1 Share for 3 Warrant, Expires 12/31/49, Strike Price USD 2,485.52) (Acquired 03/07/24, cost $0)(h)(k)	948	2,900,169
Security	Shares	Value
Beverages — 0.0%
Cirkul, (Issued/Exercisable 05/01/25, 1 Share for 1 Warrant, Expires 04/25/35, Strike Price USD 0.01)(h)	22,434	$ —
Capital Markets — 0.0%
Crown PropTech Acquisitions, (Issued/Exercisable 12/25/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	128,396	8,988
Financial Services — 0.0%
Caturus LLC, (Issued/Exercisable 04/10/26, 1 Share for 1 Warrant, Expires 12/31/49, Strike Price USD 0.01)(h)	137,021	1
Hotels, Restaurants & Leisure — 0.0%
Jose Andres Group Penny Warrants, (Issued/Exercisable 11/14/25, 1 Share for 1 Warrant, Expires 11/13/35, Strike Price USD 0.01)(h)	29,355	865,972
Sonder Holdings, Inc., (Issued/Exercisable 04/11/25, 1 Share for 1 Warrant, Expires 04/11/30, Strike Price USD 1.00)(h)	262,154	3
Sonder Holdings, Inc., (Issued/Exercisable 12/30/24, 1 Share for 1 Warrant, Expires 12/30/29, Strike Price USD 0.01)(h)	26,279	—
		865,975
Machinery — 0.0%
Palladyne AI Corp., (Issued/Exercisable 01/11/22, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 69.00)	72,998	2,300
Palladyne AI Corp., (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)	267,474	8,425
		10,725
Passenger Airlines — 0.0%
Volato Group, Inc., (Issued/Exercisable 12/08/23, 1 Share for 1 Warrant, Expires 12/03/28, Strike Price USD 11.50) (Acquired 12/03/21, cost $73,612)(k)	73,612	1,767
Real Estate Management & Development — 0.0%
Estately Opco, (Issued/Exercisable 04/14/26, 1 Share for 1 Warrant, Expires 12/31/49, Strike Price USD 479.59)(h)	408	—
Offerpad Solutions, Inc., (Issued 10/13/20/Exercisable 10/23/21, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	111,610	234
		234
Software — 0.0%
Aurora Innovation, Inc., (Issued 05/04/21/Exercisable 05/04/22, 1 Share for 1 Warrant, Expires 12/31/28, Strike Price USD 11.50)	16,026	5,128
Versa Networks, Inc., Series E, (Issued/Exercisable 10/05/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01) (Acquired 10/14/22, cost $0)(h)(k)	507,586	2,527,778
		2,532,906

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail — 0.0%
Davidson Homes, Inc., (Issued/Exercisable 05/16/24, 1 Share for 1 Warrant, Expires 05/16/34, Strike Price USD 8.47) - Class A(h)	129,494	$ 330,210
EVgo, Inc., (Issued 11/10/20/Exercisable 10/02/21, 1 Share for 1 Warrant, Expires 07/01/26, Strike Price USD 11.50)	75,790	538
		330,748
Trading Companies & Distributors — 0.0%
Lavoro Ltd., (Issued 12/27/22/Exercisable 12/27/23, 1 Share for 1 Warrant, Expires 12/27/27, Strike Price USD 11.50)	79,561	56
Total Warrants — 0.0% (Cost: $2,602,894)		6,651,569
Total Long-Term Investments — 131.1% (Cost: $24,312,735,199)		23,796,815,889

		Par (000)
Short-Term Securities
Borrowed Bond Agreements — 0.1%
Bank of America N.A., 3.40%, 09/14/26 (Purchased on 06/25/26 to be repurchased at $928,140, collateralized by Open Text Holdings, Inc., 4.13% due 02/15/30, par and fair value of USD 998,000 and $914,220, respectively)	USD	928	928,140
BNP Paribas SA, 3.25%, 07/07/26 (Purchased on 06/25/26 to be repurchased at $724,969, collateralized by Open Text Holdings, Inc., 4.13% due 12/01/31, par and fair value of USD 1,008,000 and $884,909, respectively)		725	724,969
BNP Paribas SA, 3.46%, 07/01/26 (Purchased on 06/29/26 to be repurchased at $12,902,500 collateralized by Space Exploration Technologies Corp. 5.88% due 07/15/36, par and fair value of USD 26,000,000 and $25,661,079, respectively)		12,903	12,902,500
JPMorgan Chase Bank N.A., 3.41%, 07/31/26 (Purchased on 06/22/26 to be repurchased at $746,250, collateralized by OneMain Finance Corp. 6.50% due 03/15/33, par and fair value of USD 750,000 and $738,023, respectively)		746	746,250
RBC Capital Markets LLC, 3.40%, 10/01/26 (Purchased on 06/04/26 to be repurchased at $507,000, collateralized by Mauser Packaging Solutions Holding Co. 9.25% due 04/15/30, par and fair value of USD 996,000 and $979,867, respectively)		507	507,000
			15,808,859
Foreign Government Obligations — 0.0%
Egypt Treasury Bills(x)
23.08%,10/20/26	EGP	129,325	2,459,268
Security		Par (000)	Value
Foreign Government Obligations (continued)
Egypt Treasury Bills(x)
24.70%,06/29/27	EGP	178,100	$ 2,918,054
Republic of Cameroon, (3-mo. EURIBOR + 4.00%), 6.32%,12/30/26(a)(b)	EUR	235	268,457
Total Foreign Government Obligations — 0.0% (Cost: $5,493,982)			5,645,779
Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(q)(y)(z)		177,859,119	177,912,477
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(q)(y)		618,310,734	618,310,734
796,223,211
Total Short-Term Securities — 4.5% (Cost: $817,518,470)			817,677,849
Options Purchased — 0.1% (Cost: $19,614,704)			16,494,120
Total Investments Before Options Written, Borrowed Bonds and TBA Sale Commitments — 135.7% (Cost: $25,149,868,373)			24,630,987,858
Borrowed Bonds
Corporate Bonds — (0.2)%
Consumer Finance — (0.0)%
OneMain Finance Corp., 6.50%, 03/15/33		(750)	(738,023)
Containers & Packaging — (0.0)%
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/30(d)		(996)	(979,867)
Diversified Telecommunication Services — (0.2)%
Space Exploration Technologies Corp., 5.88%, 07/15/36(d)		(26,000)	(25,661,079)
Software — (0.0)%
Open Text Holdings, Inc.
4.13%, 02/15/30(d)		(998)	(914,220)
4.13%, 12/01/31(d)		(1,008)	(884,909)
(1,799,129)
Total Borrowed Bonds — (0.2)% (Proceeds: $(29,286,498))			(29,178,098)
TBA Sale Commitments(t)
Mortgage-Backed Securities — (30.0)%
Ginnie Mae Mortgage-Backed Securities
3.00%, 07/15/56		(141)	(125,116)
4.50%, 07/15/56		(96,713)	(92,878,305)
5.00%, 07/15/56		(93,992)	(92,657,530)
5.50%, 07/15/56		(133,175)	(133,829,422)
6.00%, 07/15/56		(69,137)	(70,584,153)
6.50%, 07/15/56		(28,856)	(29,893,093)
Uniform Mortgage-Backed Securities
1.50%, 07/01/41		(7,425)	(6,612,524)
2.00%, 07/01/41		(21,042)	(19,161,155)
3.00%, 07/01/41 - 07/01/56		(62,643)	(54,887,748)
3.50%, 07/01/41 - 07/01/56		(253,207)	(229,827,869)
4.50%, 07/01/56		(1,513,218)	(1,449,497,328)
5.00%, 07/01/56		(1,305,793)	(1,282,944,072)
5.50%, 07/01/56		(1,004,958)	(1,008,169,082)

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
6.00%, 07/01/56	USD	(958,767)	$ (978,553,631)
6.50%, 07/01/56		(836)	(864,731)
Total TBA Sale Commitments — (30.0)% (Proceeds: $(5,437,408,053))			(5,450,485,759)
Options Written — (0.4)% (Premiums Received: $(74,603,455))			(76,662,951)
Total Investments Net of Options Written, Borrowed Bonds and TBA Sale Commitments — 105.1% (Cost: $19,608,570,367)			19,074,661,050
Liabilities in Excess of Other Assets — (5.1)%			(925,951,717)
Net Assets — 100.0%			$ 18,148,709,333

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	All or a portion of the security is held by a wholly-owned subsidiary.
(j)	Investment does not issue shares.
(k)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $91,746,037, representing 0.5% of its net assets as of period end, and an original cost of $61,970,725.

(l)	All or a portion of this security is on loan.
(m)	Convertible security.
(n)	Zero-coupon bond.
(o)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(p)	Perpetual security with no stated maturity date.
(q)	Affiliate of the Fund.
(r)	Rounds to less than 1,000.
(s)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(t)	Represents or includes a TBA transaction.
(u)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(v)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(w)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.
(x)	Rates are discount rates or a range of discount rates as of period end.
(y)	Annualized 7-day yield as of period end.
(z)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Par/Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$ —	$ —	$ —	$ —	$ —	$ —	830	$ 396	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	9,939,055	168,028,004 (a)	—	(61,447)	6,865	177,912,477	177,859,119	617,590 (b)	—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	174,293,234	444,017,500 (a)	—	—	—	618,310,734	618,310,734	12,046,778	—
iShares AAA CLO Active ETF	10,393,000	—	—	—	(11,000)	10,382,000	200,000	376,705	—
iShares Flexible Income Active ETF	—	376,200,655	(178,575,300)	(68,400)	387,691	197,944,646	3,781,900	984,727	—
iShares iBoxx USD Investment Grade Corporate Bond ETF	6,075,115	521,445,590	(281,814,593)	(4,764,753)	823,203	241,764,562	2,216,600	3,740,220	—
				$ (4,894,600)	$ 1,206,759	$ 1,246,314,419		$ 17,766,416	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bobl	199	09/08/26	$ 26,235	$ 26,931
Euro-BTP Italian Government Bond	720	09/08/26	98,186	1,228,914
Short Term Euro-BTP Italian Government Bond	135	09/08/26	16,513	62,345
3-month SOFR	77	09/15/26	18,537	(33,188)
E-Mini S&P 500 Index	4	09/18/26	695	1,693
U.S. Treasury Bonds (30 Year)	4,704	09/21/26	533,904	8,491,774
U.S. Treasury Notes (10 Year)	9,721	09/21/26	1,068,247	7,063,678
U.S. Ultra Treasury Bonds	3,940	09/21/26	457,656	12,362,181
U.S. Ultra Treasury Notes (10 Year)	4,217	09/21/26	474,281	2,501,171
U.S. Treasury Notes (5 Year)	7,459	09/30/26	798,463	318,040
90-Day Bank Accepted Bills	116	12/10/26	79,425	(75,608)
3-month CORRA	100	03/16/27	17,191	21,435
3-month SOFR	4,441	03/16/27	1,065,396	(7,351,861)
3-month SOFR	315	06/15/27	75,537	(266,486)
3-month SOFR	1,048	12/14/27	251,586	235,343
3-month SOFR	1,069	03/14/28	256,854	(1,366,328)
3-month SOFR	1,032	03/20/29	248,273	(631,394)
				22,588,640

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
Euro-Bund	1,372	09/08/26	$ 199,624	$ (2,453,650)
Euro-Buxl	94	09/08/26	11,946	(305,029)
10-Year Australian Treasury Bonds	161	09/15/26	12,241	(232,072)
Euro STOXX 50 Index	296	09/18/26	21,497	(169,219)
NASDAQ 100 E-Mini Index	32	09/18/26	19,535	(322,611)
NASDAQ 100 Micro E-Mini Index	10	09/18/26	610	6,870
Russell 2000 E-Mini Index	128	09/18/26	19,492	(492,740)
S&P 500 E-Mini Index	4	09/18/26	1,510	15,719
Long Gilt	35	09/28/26	4,142	(73,862)
U.S. Treasury Notes (2 Year)	1,041	09/30/26	214,584	89,261
3-month SOFR	190	09/14/27	45,579	12,441
				(3,924,892)
				$ 18,663,748
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	2,451,693,900	USD	667,400	Morgan Stanley & Co. International PLC	07/01/26	$49,675
COP	1,604,584,800	USD	436,800	Morgan Stanley & Co. International PLC	07/01/26	32,512
BRL	3,496,599	USD	675,000	BNP Paribas SA	07/02/26	2,007
BRL	4,285,335	USD	822,600	BNP Paribas SA	07/02/26	7,121
BRL	2,797,502	USD	537,000	BNP Paribas SA	07/02/26	4,649
BRL	87,598	USD	16,889	Morgan Stanley & Co. International PLC	07/02/26	71
USD	21,951,624	BRL	113,356,430	Barclays Bank PLC	07/02/26	3,699
USD	1,571,000	BRL	7,991,053	BNP Paribas SA	07/02/26	23,783
USD	17,234	BRL	87,598	Wells Fargo Bank N.A.	07/02/26	273
USD	29,946,057	BRL	152,213,559	Wells Fargo Bank N.A.	07/02/26	474,665
USD	4,059,906	BRL	20,636,200	Wells Fargo Bank N.A.	07/02/26	64,352
USD	2,711,000	BRL	13,779,810	Wells Fargo Bank N.A.	07/02/26	42,971
INR	84,657,300	USD	886,000	Citibank N.A.	07/06/26	7,992
INR	130,903,500	USD	1,370,000	Citibank N.A.	07/06/26	12,359
COP	760,495,837	USD	197,480	Bank of New York Mellon	07/07/26	24,640
INR	464,300,000	USD	4,874,541	Barclays Bank PLC	07/07/26	28,210
USD	2,515,264	INR	237,667,276	BNP Paribas SA	07/07/26	5,629
USD	2,398,484	INR	226,632,724	BNP Paribas SA	07/07/26	5,368
USD	1,663,166	MXN	28,931,193	State Street Bank and Trust Co.	07/10/26	10,176
USD	270,944	EUR	228,826	BNP Paribas SA	07/16/26	9,312
USD	116,105	EUR	99,659	Goldman Sachs International	07/16/26	2,159
USD	118,391	EUR	101,171	HSBC Bank PLC	07/16/26	2,715
USD	116,511	EUR	99,565	HSBC Bank PLC	07/16/26	2,672
COP	5,072,681,250	USD	1,365,000	Citibank N.A.	07/17/26	113,143
COP	19,636,809,934	USD	5,284,039	Citibank N.A.	07/17/26	437,988
COP	7,800,408,750	USD	2,099,000	Citibank N.A.	07/17/26	173,984
USD	156,811	MXN	2,737,922	State Street Bank and Trust Co.	07/23/26	551
BRL	6,900,000	MXN	23,166,750	Citibank N.A.	07/24/26	6,853
COP	5,953,089,780	GBP	1,301,000	Bank of America N.A.	07/24/26	6,185
COP	1,288,066,170	USD	339,680	Bank of New York Mellon	07/24/26	35,043
COP	2,881,994,255	USD	776,086	Bank of New York Mellon	07/24/26	62,342
COP	6,155,962,406	USD	1,659,736	Bank of New York Mellon	07/24/26	131,151
COP	6,201,186,500	USD	1,790,000	Wells Fargo Bank N.A.	07/24/26	14,044
COP	11,134,420,900	USD	3,214,000	Wells Fargo Bank N.A.	07/24/26	25,216
EUR	293,500	HUF	103,643,538	NatWest Markets PLC	07/24/26	3,191
EUR	1,879,342	HUF	664,485,904	NatWest Markets PLC	07/24/26	17,759
EUR	1,190,000	USD	1,353,468	Barclays Bank PLC	07/24/26	7,593
EUR	1,628,000	USD	1,851,635	Barclays Bank PLC	07/24/26	10,387

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,806,990	USD	2,060,894	BNP Paribas SA	07/24/26	$5,848
EUR	1,340,597	USD	1,528,967	BNP Paribas SA	07/24/26	4,339
EUR	1,401,010	USD	1,597,369	BNP Paribas SA	07/24/26	5,035
EUR	1,039,403	USD	1,185,081	BNP Paribas SA	07/24/26	3,735
JPY	147,378,342	USD	908,000	BNP Paribas SA	07/24/26	179
MYR	15,872,192	USD	3,855,000	Credit Agricole Corporate & Investment Bank	07/24/26	36,520
MYR	100,428,889	USD	24,391,929	Credit Agricole Corporate & Investment Bank	07/24/26	231,074
PLN	1,638,718	USD	435,492	NatWest Markets PLC	07/24/26	109
USD	1,353,682	AUD	1,951,000	Morgan Stanley & Co. International PLC	07/24/26	3,520
USD	2,270,938	AUD	3,273,000	Morgan Stanley & Co. International PLC	07/24/26	5,906
USD	3,213,000	CAD	4,548,471	Commonwealth Bank of Australia	07/24/26	2,362
USD	5,266,000	CAD	7,445,283	State Street Bank and Trust Co.	07/24/26	10,584
USD	1,355,000	CLP	1,242,128,500	Wells Fargo Bank N.A.	07/24/26	7,183
USD	2,295,000	CLP	2,103,826,500	Wells Fargo Bank N.A.	07/24/26	12,167
USD	465,011	COP	1,594,615,721	Citibank N.A.	07/24/26	1,107
USD	592,393	COP	2,031,434,076	Citibank N.A.	07/24/26	1,410
USD	87,411	CZK	1,829,524	Credit Agricole Corporate & Investment Bank	07/24/26	1,266
USD	486,829	EUR	418,295	NatWest Markets PLC	07/24/26	8,405
USD	1,643,255	EUR	1,411,936	NatWest Markets PLC	07/24/26	28,355
USD	955,577	EUR	821,033	NatWest Markets PLC	07/24/26	16,522
USD	3,261,493	EUR	2,802,232	NatWest Markets PLC	07/24/26	56,445
USD	463,896	HUF	142,410,070	Credit Agricole Corporate & Investment Bank	07/24/26	7,031
USD	2,104,143	IDR	37,475,845,867	Citibank N.A.	07/24/26	15,099
USD	3,153,000	JPY	508,700,385	Goldman Sachs International	07/24/26	18,271
USD	2,648,000	JPY	427,245,214	Goldman Sachs International	07/24/26	15,216
USD	4,907,628	MXN	85,772,631	HSBC Bank PLC	07/24/26	12,799
USD	426,315	PLN	1,556,105	Credit Agricole Corporate & Investment Bank	07/24/26	12,674
USD	437,000	PLN	1,627,894	Credit Agricole Corporate & Investment Bank	07/24/26	4,276
USD	2,711,000	PLN	10,140,897	Credit Agricole Corporate & Investment Bank	07/24/26	15,363
USD	8,356,924	PLN	30,592,987	Goldman Sachs International	07/24/26	224,746
ZAR	29,664,616	USD	1,807,000	Citibank N.A.	07/24/26	324
ZAR	37,790,783	USD	2,302,000	Citibank N.A.	07/24/26	413
ZAR	12,262,564	USD	735,300	Credit Agricole Corporate & Investment Bank	07/24/26	11,800
ZAR	249,083,350	USD	15,132,632	HSBC Bank PLC	07/24/26	42,836
ZAR	12,204,107	USD	726,164	State Street Bank and Trust Co.	07/24/26	17,374
ZAR	34,110,784	USD	2,073,000	UBS AG	07/24/26	5,208
NGN	1,585,354,219	USD	1,061,325	Citibank N.A.	07/28/26	70,702
NGN	754,343,750	USD	505,000	Citibank N.A.	07/28/26	33,641
BRL	18,347,271	USD	3,522,225	Goldman Sachs International	08/04/26	2,119
BRL	26,390,138	USD	5,049,053	Morgan Stanley & Co. International PLC	08/04/26	20,253
BRL	2,372,945	USD	454,000	Morgan Stanley & Co. International PLC	08/04/26	1,821
USD	29,249,508	BRL	152,213,559	Barclays Bank PLC	08/04/26	10,663
USD	3,965,473	BRL	20,636,200	Barclays Bank PLC	08/04/26	1,446
USD	2,711,000	BRL	14,107,963	Barclays Bank PLC	08/04/26	988
MXN	8,456,200	USD	461,094	Goldman Sachs International	08/18/26	20,501
MXN	32,979,000	USD	1,794,510	Goldman Sachs International	08/18/26	83,698
MXN	211,403,974	USD	11,226,623	Morgan Stanley & Co. International PLC	08/18/26	813,179
PLN	1,629,925	USD	432,932	Credit Agricole Corporate & Investment Bank	08/24/26	327
TRY	49,929,871	USD	1,021,043	BNP Paribas SA	08/24/26	3,978
USD	3,531,576	CNH	23,772,007	Deutsche Bank AG	08/24/26	18,001
USD	109,592	CZK	2,280,790	Societe Generale	08/24/26	2,171

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,488,480	HUF	1,661,534,751	NatWest Markets PLC	08/24/26	$164,010
USD	4,663,824	HUF	1,411,731,532	NatWest Markets PLC	08/24/26	139,860
USD	5,577,827	IDR	99,045,478,725	Barclays Bank PLC	08/24/26	71,585
USD	8,198,592	IDR	145,582,404,374	Barclays Bank PLC	08/24/26	105,220
USD	23,615,838	MXN	408,381,596	Goldman Sachs International	08/24/26	368,984
USD	4,336,806	MXN	74,960,969	UBS AG	08/24/26	69,702
USD	2,898,829	PEN	9,824,130	Citibank N.A.	08/24/26	30,827
USD	11,566,178	PHP	698,481,516	Barclays Bank PLC	08/24/26	230,517
USD	21,832,167	PLN	79,917,196	Citibank N.A.	08/24/26	588,984
USD	305,127	RON	1,402,981	HSBC Bank PLC	08/24/26	77
USD	4,314,413	ZAR	70,098,314	Bank of America N.A.	08/24/26	54,175
USD	29,560,365	ZAR	480,420,960	BNP Paribas SA	08/24/26	362,690
BRL	97,870,327	USD	18,468,016	HSBC Bank PLC	09/16/26	141,954
COP	14,907,135,883	USD	4,115,265	Citibank N.A.	09/16/26	166,640
COP	30,848,573,100	USD	8,495,000	Morgan Stanley & Co. International PLC	09/16/26	365,902
IDR	53,275,000,000	USD	2,950,053	Citibank N.A.	09/16/26	6,571
IDR	53,275,000,000	USD	2,956,273	Goldman Sachs International	09/16/26	350
IDR	80,655,000,000	USD	4,463,475	Goldman Sachs International	09/16/26	12,666
USD	1,948,253	AUD	2,783,000	Goldman Sachs International	09/16/26	24,116
USD	28,827,560	AUD	40,865,000	UBS AG	09/16/26	573,924
USD	7,268,106	CAD	10,140,000	Goldman Sachs International	09/16/26	93,661
USD	6,035,818	CNH	40,570,000	HSBC Bank PLC	09/16/26	28,752
USD	3,298,714	EUR	2,831,348	Deutsche Bank AG	09/16/26	53,109
USD	441,294	EUR	379,000	Deutsche Bank AG	09/16/26	6,842
USD	2,737,737	EUR	2,352,000	Deutsche Bank AG	09/16/26	41,613
USD	32,737,972	EUR	28,434,000	Deutsche Bank AG	09/16/26	143,765
USD	5,765,400	EUR	5,019,000	Deutsche Bank AG	09/16/26	12,065
USD	22,764,358	EUR	19,634,106	Goldman Sachs International	09/16/26	257,566
USD	150,429,207	EUR	129,127,330	The Toronto-Dominion Bank	09/16/26	2,409,128
USD	578,351,635	EUR	495,997,670	Wells Fargo Bank N.A.	09/16/26	9,784,046
USD	121,729,427	GBP	90,672,000	BNP Paribas SA	09/16/26	1,457,879
USD	1,345,237	GBP	1,003,000	BNP Paribas SA	09/16/26	14,811
USD	6,428,214	HKD	50,218,000	HSBC Bank PLC	09/16/26	7,645
USD	9,897,000	IDR	177,837,213,600	Bank of America N.A.	09/16/26	27,500
USD	1,499,061	IDR	26,970,000,000	BNP Paribas SA	09/16/26	2,297
USD	1,498,645	IDR	26,970,000,000	BNP Paribas SA	09/16/26	1,880
USD	2,951,473	IDR	52,610,000,000	Citibank N.A.	09/16/26	31,755
USD	2,909,040	IDR	52,130,000,000	Citibank N.A.	09/16/26	15,961
USD	7,197,118	IDR	129,566,844,000	Credit Agricole Corporate & Investment Bank	09/16/26	6,497
USD	6,894,070	IDR	123,590,000,000	Deutsche Bank AG	09/16/26	35,148
USD	8,977,527	IDR	161,310,000,000	Deutsche Bank AG	09/16/26	25,244
USD	6,235,240	JPY	991,267,000	Barclays Bank PLC	09/16/26	100,415
USD	1,478,577	JPY	235,200,000	BNP Paribas SA	09/16/26	22,954
USD	1,366,784	JPY	217,416,912	BNP Paribas SA	09/16/26	21,218
USD	1,745,098	KRW	2,670,000,000	BNP Paribas SA	09/16/26	17,087
USD	14,936,612	PHP	920,274,520	Bank of America N.A.	09/16/26	12,031
USD	1,803,761	PHP	110,300,000	Citibank N.A.	09/16/26	14,968
USD	1,534,826	PLN	5,615,000	NatWest Markets PLC	09/16/26	42,270
USD	2,956,023	SGD	3,780,000	Citibank N.A.	09/16/26	18,256
USD	2,954,824	SGD	3,780,000	HSBC Bank PLC	09/16/26	17,056
USD	6,685,976	SGD	8,522,000	State Street Bank and Trust Co.	09/16/26	62,786
USD	2,968,642	TWD	94,100,000	BNP Paribas SA	09/16/26	22,529
ZAR	461,349,508	USD	27,702,024	Citibank N.A.	09/16/26	286,043
ZAR	283,106,684	USD	16,961,883	Goldman Sachs International	09/16/26	212,968
ZAR	68,767,603	USD	4,131,002	Goldman Sachs International	09/16/26	40,830
AUD	3,900,000	USD	2,687,531	Morgan Stanley & Co. International PLC	09/17/26	8,842
USD	13,529,755	AUD	19,349,000	Bank of America N.A.	09/17/26	152,287
USD	13,534,745	AUD	19,349,000	JPMorgan Chase Bank N.A.	09/17/26	157,277
USD	1,521,603	AUD	2,160,000	Morgan Stanley & Co. International PLC	09/17/26	28,227

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,096,050	EUR	10,433,000	JPMorgan Chase Bank N.A.	09/17/26	$136,082
USD	5,358,449	HKD	41,858,000	Deutsche Bank AG	09/17/26	6,589
USD	637,000	IDR	11,453,897,000	HSBC Bank PLC	09/17/26	1,387
USD	24,466,617	MXN	429,191,781	Bank of America N.A.	09/17/26	82,378
USD	1,792,477	MYR	7,100,000	Barclays Bank PLC	09/17/26	49,548
USD	2,968,927	MYR	11,800,000	Goldman Sachs International	09/17/26	72,229
USD	3,994,420	SGD	5,107,500	JPMorgan Chase Bank N.A.	09/17/26	24,651
USD	3,992,727	SGD	5,107,500	JPMorgan Chase Bank N.A.	09/17/26	22,959
USD	216,084	RON	995,529	HSBC Bank PLC	09/29/26	39
USD	926,939	CLP	812,369,499	Citibank N.A.	10/09/26	44,786
USD	453,797	CLP	406,184,750	Citibank N.A.	10/09/26	12,721
USD	494,299	CLP	442,165,379	Citibank N.A.	10/09/26	14,151
USD	922,623	CLP	812,369,499	Morgan Stanley & Co. International PLC	10/09/26	40,470
USD	456,029	CLP	406,184,750	Morgan Stanley & Co. International PLC	10/09/26	14,952
USD	455,645	CLP	406,184,749	Morgan Stanley & Co. International PLC	10/09/26	14,568
USD	907,675	CLP	812,369,499	Morgan Stanley & Co. International PLC	10/09/26	25,522
USD	1,387,702	PEN	4,715,550	Citibank N.A.	10/23/26	14,262
USD	46,131,145	HKD	356,400,000	Citibank N.A.	12/16/26	476,407
						24,019,092
USD	667,400	COP	2,451,693,900	Bank of America N.A.	07/01/26	(49,675)
USD	436,800	COP	1,604,584,800	Bank of America N.A.	07/01/26	(32,512)
BRL	152,213,559	USD	29,476,359	Barclays Bank PLC	07/02/26	(4,967)
BRL	13,999,387	USD	2,711,000	Barclays Bank PLC	07/02/26	(457)
BRL	20,636,200	USD	3,996,228	Barclays Bank PLC	07/02/26	(673)
BRL	2,342,640	USD	454,000	Citibank N.A.	07/02/26	(421)
BRL	2,273,197	USD	448,000	Morgan Stanley & Co. International PLC	07/02/26	(7,867)
BRL	2,277,150	USD	448,000	Wells Fargo Bank N.A.	07/02/26	(7,101)
BRL	29,801,459	USD	5,863,053	Wells Fargo Bank N.A.	07/02/26	(92,933)
BRL	116,719,329	USD	22,963,024	Wells Fargo Bank N.A.	07/02/26	(363,979)
USD	1,351,000	BRL	7,047,492	Citibank N.A.	07/02/26	(13,526)
USD	1,834,000	BRL	9,567,061	Citibank N.A.	07/02/26	(18,362)
USD	5,049,053	BRL	26,187,418	Morgan Stanley & Co. International PLC	07/02/26	(21,321)
USD	454,000	BRL	2,354,716	Morgan Stanley & Co. International PLC	07/02/26	(1,917)
USD	741,685	COP	2,864,386,360	Bank of New York Mellon	07/07/26	(94,923)
USD	279,561	COP	1,079,663,267	Bank of New York Mellon	07/07/26	(35,779)
USD	1,925,607	COP	7,465,576,763	Bank of New York Mellon	07/07/26	(254,882)
USD	1,346,971	COP	5,110,409,556	Bank of New York Mellon	07/07/26	(145,638)
USD	1,424,844	COP	5,385,909,002	Bank of New York Mellon	07/07/26	(148,232)
USD	493,535	COP	1,856,186,086	Bank of New York Mellon	07/07/26	(48,605)
USD	517,725	COP	1,956,222,933	Bank of New York Mellon	07/07/26	(53,634)
USD	535,791	COP	1,846,605,182	Bank of New York Mellon	07/07/26	(3,551)
USD	203,094	COP	701,488,063	Bank of New York Mellon	07/07/26	(1,791)
INR	60,829,752	USD	645,477	Barclays Bank PLC	07/13/26	(3,399)
INR	44,564,023	USD	472,878	Barclays Bank PLC	07/13/26	(2,490)
INR	111,229,019	USD	1,179,523	Goldman Sachs International	07/13/26	(5,465)
INR	81,486,705	USD	864,122	Goldman Sachs International	07/13/26	(4,004)
EUR	138,320	USD	161,854	Barclays Bank PLC	07/16/26	(3,704)
ARS	916,598,331	USD	638,522	Citibank N.A.	07/22/26	(37,119)
AUD	2,116,600	USD	1,481,165	Credit Agricole Corporate & Investment Bank	07/24/26	(16,403)
AUD	5,521,181	USD	3,863,272	HSBC Bank PLC	07/24/26	(42,418)
CLP	4,595,330,160	USD	5,112,000	HSBC Bank PLC	07/24/26	(125,670)
CLP	8,234,462,186	USD	9,160,293	HSBC Bank PLC	07/24/26	(225,191)
CNH	21,650,847	USD	3,201,000	Bank of America N.A.	07/24/26	(7,638)
CNH	96,034,512	USD	14,192,663	Societe Generale	07/24/26	(28,186)
CZK	163,769,999	USD	7,736,595	Deutsche Bank AG	07/24/26	(25,315)
CZK	32,481,985	USD	1,538,000	Societe Generale	07/24/26	(8,552)
EUR	6,073,900	USD	6,965,476	Goldman Sachs International	07/24/26	(18,461)
EUR	6,787,398	USD	7,769,270	Goldman Sachs International	07/24/26	(6,193)
HUF	1,524,496,545	USD	4,950,000	Bank of America N.A.	07/24/26	(59,268)

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HUF	5,212,339,769	USD	16,869,964	HSBC Bank PLC	07/24/26	$(148,275)
INR	93,766,816	USD	992,000	BNP Paribas SA	07/24/26	(2,970)
INR	1,312,574,829	USD	13,886,301	BNP Paribas SA	07/24/26	(41,570)
JPY	51,288,178	CAD	450,000	Commonwealth Bank of Australia	07/24/26	(1,593)
KRW	2,092,302,810	USD	1,359,000	Citibank N.A.	07/24/26	(6,557)
KRW	2,184,678,210	USD	1,419,000	Citibank N.A.	07/24/26	(6,847)
KRW	4,888,426,772	USD	3,173,231	Citibank N.A.	07/24/26	(13,403)
MXN	23,184,000	BRL	6,900,000	Barclays Bank PLC	07/24/26	(5,868)
MXN	23,792,520	USD	1,360,000	Citibank N.A.	07/24/26	(2,221)
MXN	32,242,363	USD	1,843,000	Citibank N.A.	07/24/26	(3,009)
MXN	87,472,584	USD	5,033,000	HSBC Bank PLC	07/24/26	(41,160)
MXN	267,483,521	USD	15,393,539	UBS AG	07/24/26	(128,927)
PEN	6,264,432	USD	1,836,000	Deutsche Bank AG	07/24/26	(4,778)
PEN	4,623,260	USD	1,355,000	Deutsche Bank AG	07/24/26	(3,527)
PHP	82,702,751	USD	1,363,000	BNP Paribas SA	07/24/26	(18,614)
PHP	84,158,999	USD	1,387,000	BNP Paribas SA	07/24/26	(18,941)
PHP	112,023,000	USD	1,844,000	Citibank N.A.	07/24/26	(22,994)
PHP	82,073,250	USD	1,351,000	Citibank N.A.	07/24/26	(16,847)
PLN	43,913,479	USD	11,737,354	NatWest Markets PLC	07/24/26	(64,345)
RON	14,863,671	USD	3,238,968	Deutsche Bank AG	07/24/26	(1,870)
THB	670,620,152	USD	20,499,297	HSBC Bank PLC	07/24/26	(271,820)
THB	197,310,746	USD	6,003,400	HSBC Bank PLC	07/24/26	(52,045)
USD	670,995	COP	2,333,049,615	Citibank N.A.	07/24/26	(7,734)
USD	854,804	COP	2,972,153,508	Citibank N.A.	07/24/26	(9,852)
USD	7,603,187	COP	29,365,027,327	Wells Fargo Bank N.A.	07/24/26	(939,662)
USD	8,906,902	EUR	7,794,000	BNP Paribas SA	07/24/26	(7,474)
USD	10,895,356	EUR	9,534,000	BNP Paribas SA	07/24/26	(9,143)
USD	8,752,976	EUR	7,653,000	NatWest Markets PLC	07/24/26	(132)
USD	4,403,367	EUR	3,850,000	NatWest Markets PLC	07/24/26	(65)
USD	1,236,404	EUR	1,087,207	UBS AG	07/24/26	(7,087)
USD	2,441,544	GBP	1,844,000	Barclays Bank PLC	07/24/26	(4,389)
USD	3,268,924	GBP	2,468,500	Royal Bank of Canada	07/24/26	(5,362)
USD	1,234,217	HUF	385,476,618	UBS AG	07/24/26	(2,429)
USD	2,919,651	PHP	181,167,260	Morgan Stanley & Co. International PLC	07/24/26	(25,339)
USD	1,377,000	THB	46,060,650	Barclays Bank PLC	07/24/26	(12,297)
USD	1,351,000	THB	45,190,950	Barclays Bank PLC	07/24/26	(12,065)
USD	2,745,000	THB	91,875,150	Citibank N.A.	07/24/26	(26,170)
USD	1,799,000	THB	60,131,575	HSBC Bank PLC	07/24/26	(14,709)
USD	760,000	TRY	36,179,572	Barclays Bank PLC	07/24/26	(382)
USD	9,297,429	ZAR	156,141,025	NatWest Markets PLC	07/24/26	(215,504)
BRL	114,235,593	USD	21,951,624	Barclays Bank PLC	08/04/26	(8,002)
USD	16,759	BRL	87,598	Morgan Stanley & Co. International PLC	08/04/26	(67)
USD	1,097,405	TRY	54,012,620	Barclays Bank PLC	08/04/26	(27,945)
PEN	22,560,993	USD	6,591,000	Citibank N.A.	08/12/26	(1,133)
PEN	12,312,531	USD	3,597,000	Citibank N.A.	08/12/26	(619)
USD	14,186,516	MXN	252,839,174	HSBC Bank PLC	08/18/26	(213,089)
USD	268,437	EUR	235,000	Societe Generale	08/19/26	(631)
PEN	631,125	USD	186,195	Citibank N.A.	08/24/26	(1,947)
PHP	57,267,790	USD	941,007	Bank of America N.A.	08/24/26	(11,607)
PHP	61,495,772	USD	1,012,109	Deutsche Bank AG	08/24/26	(14,094)
USD	1,072,078	COP	3,731,366,016	Bank of New York Mellon	08/24/26	(5,676)
USD	405,833	COP	1,417,576,565	Bank of New York Mellon	08/24/26	(3,614)
USD	6,276,681	COP	21,827,787,471	Citibank N.A.	08/24/26	(27,974)
USD	2,856,795	CZK	60,966,718	Citibank N.A.	08/24/26	(14,626)
USD	444,077	CZK	9,473,618	Citibank N.A.	08/24/26	(2,113)
USD	710,931	CZK	15,144,889	Deutsche Bank AG	08/24/26	(2,365)
USD	4,573,186	CZK	97,504,499	Deutsche Bank AG	08/24/26	(19,098)
USD	347,800	CZK	7,397,798	UBS AG	08/24/26	(623)
USD	2,238,937	CZK	47,598,167	UBS AG	08/24/26	(2,850)
USD	929,276	HUF	291,489,788	UBS AG	08/24/26	(4,818)

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,310,153	RON	6,040,170	Deutsche Bank AG	08/24/26	$(3,160)
USD	1,014,378	RON	4,673,066	Royal Bank of Canada	08/24/26	(1,686)
USD	192,633	TRY	9,426,020	Morgan Stanley & Co. International PLC	08/24/26	(876)
USD	789,042	UYU	31,915,961	HSBC Bank PLC	08/24/26	(2,825)
CNH	23,660,651	USD	3,512,109	Goldman Sachs International	09/16/26	(8,755)
IDR	80,655,000,000	USD	4,499,582	Bank of America N.A.	09/16/26	(23,440)
IDR	108,470,000,000	USD	6,051,325	Bank of America N.A.	09/16/26	(31,524)
IDR	80,149,014,057	USD	4,454,208	Citibank N.A.	09/16/26	(6,147)
KRW	2,670,000,000	USD	1,774,676	JPMorgan Chase Bank N.A.	09/16/26	(46,665)
PHP	93,956,413	USD	1,557,375	Deutsche Bank AG	09/16/26	(33,634)
PHP	110,300,000	USD	1,814,592	HSBC Bank PLC	09/16/26	(25,799)
PHP	365,700,000	USD	5,938,616	Morgan Stanley & Co. International PLC	09/16/26	(7,865)
PLN	125,000	USD	33,259	Societe Generale	09/16/26	(32)
PLN	37,017,695	USD	10,039,213	State Street Bank and Trust Co.	09/16/26	(199,322)
SGD	3,750,000	USD	2,949,825	HSBC Bank PLC	09/16/26	(35,373)
SGD	1,910,000	USD	1,504,889	Standard Chartered Bank	09/16/26	(20,461)
SGD	1,900,000	USD	1,497,151	Standard Chartered Bank	09/16/26	(20,495)
TWD	94,100,000	USD	2,979,734	Citibank N.A.	09/16/26	(33,622)
USD	21,802,794	BRL	115,258,290	Morgan Stanley & Co. International PLC	09/16/26	(113,484)
USD	12,574,000	BRL	66,277,554	Morgan Stanley & Co. International PLC	09/16/26	(28,627)
USD	4,408,918	COP	15,423,496,560	Citibank N.A.	09/16/26	(21,306)
USD	566,257	EUR	497,000	Deutsche Bank AG	09/16/26	(3,460)
USD	42,380,702	EUR	37,193,000	Deutsche Bank AG	09/16/26	(254,043)
USD	32,984,673	EUR	28,793,000	Deutsche Bank AG	09/16/26	(21,059)
USD	5,460,974	EUR	4,767,000	Deutsche Bank AG	09/16/26	(3,490)
USD	3,509,989	IDR	63,509,735,712	Citibank N.A.	09/16/26	(14,636)
USD	5,882,258	PHP	365,700,000	HSBC Bank PLC	09/16/26	(48,493)
USD	4,089,269	PLN	15,400,000	JPMorgan Chase Bank N.A.	09/16/26	(4,295)
IDR	335,333,692,635	USD	18,649,335	HSBC Bank PLC	09/17/26	(40,603)
MXN	134,395,308	USD	7,661,327	State Street Bank and Trust Co.	09/17/26	(25,749)
MXN	487,245,692	USD	27,702,024	UBS AG	09/17/26	(19,492)
MYR	7,100,000	USD	1,744,472	Barclays Bank PLC	09/17/26	(1,543)
MYR	11,800,000	USD	2,907,478	Barclays Bank PLC	09/17/26	(10,780)
MYR	12,200,000	USD	3,019,428	Barclays Bank PLC	09/17/26	(24,537)
USD	2,966,205	MYR	12,200,000	Barclays Bank PLC	09/17/26	(28,687)
USD	718,706	RON	3,320,092	Citibank N.A.	09/29/26	(1,803)
USD	926,703	RON	4,285,295	Deutsche Bank AG	09/29/26	(3,269)
USD	532,000	INR	51,508,240	HSBC Bank PLC	10/01/26	(8,147)
USD	808,134	PEN	2,782,000	Barclays Bank PLC	10/23/26	(2,145)
USD	177,732	PEN	615,700	Citibank N.A.	10/23/26	(1,595)
HKD	69,000,000	USD	8,898,862	HSBC Bank PLC	12/16/26	(59,982)
HKD	34,747,440	USD	4,481,806	HSBC Bank PLC	12/16/26	(30,669)
HKD	34,755,650	USD	4,482,865	HSBC Bank PLC	12/16/26	(30,676)
HKD	69,000,000	USD	8,899,781	UBS AG	12/16/26	(60,900)
HKD	69,512,494	USD	8,965,883	UBS AG	12/16/26	(61,353)
HKD	79,384,416	USD	10,239,055	UBS AG	12/16/26	(69,934)
USD	3,348,712	BRL	18,381,078	Goldman Sachs International	04/02/27	(4,386)
						(6,063,913)
						$17,955,179

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EchoStar Corp.	119	07/17/26	USD	150.00	USD	1,208	$1,488
iShares China Large-Cap ETF	2,933	07/17/26	USD	39.00	USD	9,265	759

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
iShares MSCI Emerging Markets ETF	360	07/17/26	USD	75.00	USD	2,463	$11,246
KraneShares CSI China Internet ETF	994	07/17/26	USD	31.00	USD	2,432	616
ESTX Banks	150	09/18/26	EUR	310.00	EUR	2,203	52,488
Euro STOXX 50 Index	58	09/18/26	EUR	6,000.00	EUR	3,670	295,833
Euro STOXX 50 Index	58	09/18/26	EUR	6,600.00	EUR	3,670	50,200
KraneShares CSI China Internet ETF	947	09/18/26	USD	32.00	USD	2,317	21,798
NASDAQ 100 Stock Index	1	09/18/26	USD	29,500.00	USD	3,028	199,629
Russell 2000 E-Mini Index	23	09/18/26	USD	2,900.00	USD	3,502	239,488
Russell 2000 E-Mini Index	23	09/18/26	USD	3,300.00	USD	3,502	31,338
							904,883
Put
U.S. Treasury Bond Futures	49	07/24/26	USD	113.00	USD	554,006	40,578
Spirax Group PLC	30	07/31/26	USD	7,100.00	USD	22,498	87,679
S&P 500 E-Mini Index	12	09/18/26	USD	7,000.00	USD	4,529	43,500
							171,757
							$1,076,640
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
EUR Currency	One-Touch	Goldman Sachs International	07/14/26	USD	1.18	USD	1.18	EUR	596	$2,486
USD Currency	One-Touch	BNP Paribas SA	10/05/26	INR	97.00	INR	97.00	USD	167	36,990
USD Currency	One-Touch	BNP Paribas SA	06/22/28	CNH	6.90	CNH	6.90	USD	2,030	175,303
										214,779
Put
USD Currency	One-Touch	Goldman Sachs International	07/03/26	ZAR	15.75	ZAR	15.75	USD	360	4
USD Currency	One-Touch	Bank of America N.A.	07/09/26	CNH	6.65	CNH	6.65	USD	452	403
USD Currency	One-Touch	Morgan Stanley & Co. International PLC	07/10/26	INR	93.50	INR	93.50	USD	362	31,757
AUD Currency	One-Touch	Morgan Stanley & Co. International PLC	07/13/26	USD	0.68	USD	0.68	AUD	780	28,890
AUD Currency	One-Touch	Deutsche Bank AG	07/16/26	USD	0.68	USD	0.68	AUD	632	55,044
EUR Currency	One-Touch	Citibank N.A.	07/20/26	USD	1.13	USD	1.13	EUR	397	44,293
EUR Currency	One-Touch	Bank of America N.A.	07/23/26	PLN	4.17	PLN	4.17	EUR	309	634
USD Currency	One-Touch	Bank of America N.A.	07/23/26	ZAR	16.00	ZAR	16.00	USD	550	92,155
USD Currency	One-Touch	Standard Chartered Bank	07/29/26	INR	94.10	INR	94.10	USD	360	112,614
EUR Currency	One-Touch	Morgan Stanley & Co. International PLC	08/05/26	HUF	350.00	HUF	350.00	EUR	309	73,437
USD Currency	One-Touch	Bank of America N.A.	10/05/26	INR	93.00	INR	93.00	USD	417	65,721
EUR Currency	One-Touch	Barclays Bank PLC	11/05/26	HUF	345.00	HUF	345.00	EUR	309	62,613
EUR Currency	One-Touch	JPMorgan Chase Bank N.A.	11/11/26	HUF	339.00	HUF	339.00	EUR	308	25,897
USD Currency	One-Touch	Bank of America N.A.	12/10/26	IDR	17,000.00	IDR	17,000.00	USD	327	23,368
USD Currency	One-Touch	Bank of America N.A.	04/26/27	INR	94.00	INR	94.00	USD	165	39,440
										656,270
										$871,049

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	HSBC Bank PLC	—	07/02/26	THB	33.00	USD	7,227	$49,378
AUD Currency	Goldman Sachs International	—	07/06/26	USD	0.69	AUD	6,867	54,496
AUD Currency	Goldman Sachs International	—	07/06/26	USD	0.69	AUD	516	4,095
AUD Currency	JPMorgan Chase Bank N.A.	—	07/06/26	USD	0.73	AUD	14,766	2
USD Currency	Bank of America N.A.	—	07/06/26	ZAR	17.00	USD	3,594	913
USD Currency	BNP Paribas SA	—	07/09/26	COP	3,900.00	USD	6,335	96
USD Currency	Goldman Sachs International	—	07/09/26	COP	3,900.00	USD	6,340	97
USD Currency	Morgan Stanley & Co. International PLC	—	07/09/26	CLP	940.00	USD	4,555	12,729
USD Currency	Morgan Stanley & Co. International PLC	—	07/16/26	COP	4,050.00	USD	2,658	66
USD Currency	BNP Paribas SA	—	08/11/26	COP	4,150.00	USD	6,337	1,632
USD Currency	Deutsche Bank AG	—	08/20/26	MXN	17.60	USD	6,855	82,958
USD Currency	HSBC Bank PLC	—	09/04/26	KRW	1,580.00	USD	4,492	39,877
								246,339
Put
AUD Currency	Goldman Sachs International	—	07/02/26	USD	0.71	AUD	6,889	121,843
EUR Currency	Bank of America N.A.	—	07/02/26	USD	1.17	EUR	47,790	1,299,876
EUR Currency	Morgan Stanley & Co. International PLC	—	07/02/26	USD	1.14	EUR	27,831	23,919
USD Currency	Deutsche Bank AG	—	07/06/26	ZAR	16.30	USD	7,188	23,111
USD Currency	BNP Paribas SA	—	07/07/26	INR	92.50	USD	10,300	223
EUR Currency	Goldman Sachs International	—	07/08/26	USD	1.15	EUR	9,540	47,172
USD Currency	BNP Paribas SA	—	07/14/26	KRW	1,530.00	USD	1,361	5,356
EUR Currency	BNP Paribas SA	—	07/23/26	USD	1.13	EUR	8,382	15,757
USD Currency	UBS AG	—	07/23/26	KRW	1,450.00	USD	7,201	961
EUR Currency	Morgan Stanley & Co. International PLC	—	07/30/26	USD	1.14	EUR	14,473	55,242
USD Currency	Bank of America N.A.	—	08/24/26	TWD	31.00	USD	8,200	9,675
S&P 500 Index	BNP Paribas SA	107	09/18/26	USD	6,950.00	USD	—	13,856
S&P 500 Index	BNP Paribas SA	164	09/18/26	USD	7,198.61	USD	—	16,587
S&P 500 Index	BNP Paribas SA	114	11/20/26	USD	7,198.61	USD	—	19,386
S&P 500 Index	BNP Paribas SA	103	12/18/26	USD	7,198.61	USD	—	20,024
USD Currency	HSBC Bank PLC	—	01/08/27	INR	92.40	USD	9,541	24,291
								1,697,279
								$1,943,618
OTC Credit Default Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)		Value
Put
Bought Protection on 5-Year Credit Default Swap,06/20/31	55.00%	Quarterly	1-day SOFR, 3.68%	Quarterly	Morgan Stanley & Co. International PLC	07/15/26	55.00	EUR	25,363	$8,763
Bought Protection on 5-Year Credit Default Swap,06/20/31	275.00%	Quarterly	1-day SOFR, 3.68%	Quarterly	Morgan Stanley & Co. International PLC	07/15/26	275.00	EUR	2,418	1,810
Bought Protection on 5-Year Credit Default Swap,06/20/31	262.50%	Quarterly	1-day SOFR, 3.68%	Quarterly	Morgan Stanley & Co. International PLC	08/19/26	262.50	EUR	4,030	18,933
										$29,506
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
5-Year Interest Rate Swap, 09/24/31	1-day SOFR, 3.68%	Annual	3.67%	Annual	Goldman Sachs International	09/22/26	3.67%	USD	399,810	$1,063,096
1-Year Interest Rate Swap, 11/04/27	1-day SOFR, 3.68%	Annual	1.10%	Annual	Bank of America N.A.	11/02/26	1.10%	JPY	17,252,600	5,433
1-Year Interest Rate Swap, 12/17/27	1-day SOFR, 3.68%	Quarterly	2.85%	Quarterly	Bank of America N.A.	12/15/26	2.85%	KRW	82,000,000	5,311

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
OTC Interest Rate Swaptions Purchased (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 03/29/38	1-day SOFR, 3.68%	Annual	4.11%	Annual	Deutsche Bank AG	03/27/28	4.11%	USD	87,334	$2,856,143
10-Year Interest Rate Swap, 04/01/38	1-day SOFR, 3.68%	Annual	4.05%	Annual	Deutsche Bank AG	03/30/28	4.05%	USD	87,334	2,646,686
										6,576,669
Put
2-Year Interest Rate Swap, 08/29/28	4.15%	Annual	1-day SOFR, 3.68%	Annual	Citibank N.A.	08/27/26	4.15%	USD	171,566	282,371
2-Year Interest Rate Swap, 08/30/28	2.90%	Semi- Annual	1-day SOFR, 3.68%	Annual	Citibank N.A.	08/28/26	2.90%	EUR	171,566	69,042
10-Year Interest Rate Swap, 09/05/36	2.52%	Annual	1-day SOFR, 3.68%	Annual	Bank of America N.A.	09/03/26	2.52%	JPY	532,000	30,003
2-Year Interest Rate Swap, 11/09/28	5.50%	Annual	1-day SOFR, 3.68%	Annual	Citibank N.A.	11/09/26	5.50%	GBP	92,003	19,470
10-Year Interest Rate Swap, 03/29/38	4.11%	Annual	1-day SOFR, 3.68%	Annual	Deutsche Bank AG	03/27/28	4.11%	USD	87,334	2,698,476
10-Year Interest Rate Swap, 04/01/38	4.05%	Annual	1-day SOFR, 3.68%	Annual	Deutsche Bank AG	03/30/28	4.05%	USD	87,334	2,897,276
										5,996,638
										$12,573,307
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares China Large-Cap ETF	2,365	07/17/26	USD	42.00	USD	7,471	$(104)
iShares MSCI Emerging Markets ETF	360	07/17/26	USD	80.00	USD	2,463	(2,002)
KraneShares CSI China Internet ETF	994	07/17/26	USD	35.00	USD	2,432	(67)
iShares iBoxx USD Investment Grade Corporate Bond ETF	21,444	08/21/26	USD	110.00	USD	233,890	(847,456)
Euro STOXX 50 Index	74	09/18/26	EUR	6,300.00	EUR	4,683	(178,532)
KraneShares CSI China Internet ETF	947	09/18/26	USD	38.00	USD	2,317	(6,509)
Russell 2000 E-Mini Index	46	09/18/26	USD	3,100.00	USD	7,005	(204,125)
S&P 500 E-Mini Index	12	09/18/26	USD	7,700.00	USD	4,529	(74,550)
							(1,313,345)
Put
iShares China Large-Cap ETF	284	07/17/26	USD	35.00	USD	897	(95,389)
SG Issuer SA	30	07/31/26	USD	6,900.00	USD	22,498	(49,737)
KraneShares CSI China Internet ETF	473	09/18/26	USD	26.00	USD	1,157	(114,307)
S&P 500 E-Mini Index	12	09/18/26	USD	6,300.00	USD	4,529	(15,450)
3-month SOFR	1,259	12/11/26	USD	96.06	USD	30,201,836	(779,006)
							(1,053,889)
							$(2,367,234)

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
OTC Barrier Options Written
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	One-Touch	Bank of America N.A.	10/05/26	INR	97.00	INR	97.00	USD	167	$(36,990)
Put
USD Currency	One-Touch	BNP Paribas SA	10/05/26	INR	93.00	INR	93.00	USD	417	(65,721)
										$(102,711)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	HSBC Bank PLC	—	07/02/26	THB	33.50	USD	3,614	$(564)
AUD Currency	Goldman Sachs International	—	07/06/26	USD	0.73	AUD	1,032	—
AUD Currency	Goldman Sachs International	—	07/06/26	USD	0.73	AUD	13,734	(1)
USD Currency	Deutsche Bank AG	—	07/06/26	ZAR	17.00	USD	3,594	(913)
USD Currency	BNP Paribas SA	—	07/08/26	KRW	1,565.00	USD	8,928	(22,654)
USD Currency	BNP Paribas SA	—	07/09/26	COP	3,900.00	USD	6,337	(96)
USD Currency	Standard Chartered Bank	—	07/23/26	INR	96.00	USD	3,156	(3,813)
USD Currency	Goldman Sachs International	—	07/30/26	TWD	31.95	USD	4,528	(20,361)
USD Currency	Goldman Sachs International	—	07/30/26	CNH	6.78	USD	6,789	(18,446)
USD Currency	BNP Paribas SA	—	08/06/26	COP	4,150.00	USD	3,167	(597)
USD Currency	Morgan Stanley & Co. International PLC	—	08/10/26	CLP	975.00	USD	4,555	(18,453)
USD Currency	Goldman Sachs International	—	08/11/26	COP	4,150.00	USD	3,170	(817)
USD Currency	Standard Chartered Bank	—	08/14/26	INR	95.00	USD	6,864	(44,998)
USD Currency	Citibank N.A.	—	09/18/26	COP	3,500.00	USD	3,209	(74,045)
USD Currency	Goldman Sachs International	—	09/28/26	ZAR	17.40	USD	674	(4,931)
EUR Currency	JPMorgan Chase Bank N.A.	—	11/11/26	HUF	380.00	EUR	3,081	(20,076)
								(230,765)
Put
EUR Currency	Bank of America N.A.	—	07/02/26	USD	1.14	EUR	47,790	(41,073)
EUR Currency	Morgan Stanley & Co. International PLC	—	07/02/26	USD	1.17	EUR	27,831	(756,984)
EUR Currency	BNP Paribas SA	—	07/03/26	BRL	6.05	EUR	4,122	(114,489)
USD Currency	JPMorgan Chase Bank N.A.	—	07/07/26	INR	92.50	USD	10,300	(223)
USD Currency	BNP Paribas SA	—	07/14/26	KRW	1,505.00	USD	1,361	(1,318)
USD Currency	Bank of America N.A.	—	08/24/26	TWD	30.15	USD	8,200	(2,514)
USD Currency	Citibank N.A.	—	08/31/26	BRL	5.25	USD	4,130	(84,536)
S&P 500 Index	BNP Paribas SA	107	09/18/26	USD	6,225.00	USD	—	(2,502)
S&P 500 Index	BNP Paribas SA	164	09/18/26	USD	7,198.61	USD	—	(16,587)
S&P 500 Index	BNP Paribas SA	114	11/20/26	USD	7,198.61	USD	—	(19,386)
S&P 500 Index	BNP Paribas SA	103	12/18/26	USD	7,198.61	USD	—	(20,024)
								(1,059,636)
								$(1,290,401)

OTC Credit Default Swaptions Written
	Paid by the Fund	Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)		Value
Call
Bought Protection on 5-Year Credit Default Swap,06/20/31	50.00%	Quarterly	1-day SOFR, 3.68%	Quarterly	Morgan Stanley & Co. International PLC	07/15/26	50.00	EUR	(25,363)	$(5,309)
Bought Protection on 5-Year Credit Default Swap,06/20/31	250.00%	Quarterly	1-day SOFR, 3.68%	Quarterly	Morgan Stanley & Co. International PLC	07/15/26	250.00	EUR	(1,209)	(5,343)
										(10,652)

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
OTC Credit Default Swaptions Written (continued)
	Paid by the Fund	Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)		Value
Put
Bought Protection on 5-Year Credit Default Swap,06/20/31	1-day SOFR, 3.68%	Quarterly	65.00%	Quarterly	Morgan Stanley & Co. International PLC	07/15/26	65.00	EUR	(50,726)	$(3,559)
Bought Protection on 5-Year Credit Default Swap,06/20/31	1-day SOFR, 3.68%	Quarterly	300.00%	Quarterly	Morgan Stanley & Co. International PLC	08/19/26	300.00	EUR	(8,060)	(16,735)
										(20,294)
										$(30,946)
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
5-Year Interest Rate Swap, 07/24/31	3.82%	Annual	1-day SOFR, 3.68%	Annual	Goldman Sachs International	07/22/26	3.82%	USD	399,810	$(675,102)
10-Year Interest Rate Swap, 09/05/36	2.25%	Annual	1-day SOFR, 3.68%	Annual	Bank of America N.A.	09/03/26	2.25%	JPY	532,000	(4,291)
10-Year Interest Rate Swap, 03/06/37	3.71%	Annual	1-day SOFR, 3.68%	Annual	Citibank N.A.	03/04/27	3.71%	USD	44,261	(388,305)
10-Year Interest Rate Swap, 03/17/37	3.87%	Annual	1-day SOFR, 3.68%	Annual	Bank of America N.A.	03/15/27	3.87%	USD	126,921	(1,722,805)
10-Year Interest Rate Swap, 11/10/37	3.87%	Annual	1-day SOFR, 3.68%	Annual	Bank of America N.A.	11/08/27	3.87%	USD	80,370	(1,684,218)
10-Year Interest Rate Swap, 12/18/37	4.03%	Annual	1-day SOFR, 3.68%	Annual	Morgan Stanley & Co. International PLC	12/16/27	4.03%	USD	79,708	(2,196,835)
10-Year Interest Rate Swap, 02/02/38	4.10%	Annual	1-day SOFR, 3.68%	Annual	Deutsche Bank AG	01/31/28	4.10%	USD	91,863	(2,888,937)
10-Year Interest Rate Swap, 02/09/38	4.07%	Annual	1-day SOFR, 3.68%	Annual	Morgan Stanley & Co. International PLC	02/07/28	4.07%	USD	46,866	(1,410,344)
10-Year Interest Rate Swap, 03/22/38	3.94%	Annual	1-day SOFR, 3.68%	Annual	Bank of America N.A.	03/20/28	3.94%	USD	39,709	(1,032,638)
10-Year Interest Rate Swap, 04/09/38	4.06%	Annual	1-day SOFR, 3.68%	Annual	Bank of America N.A.	04/07/28	4.06%	USD	85,769	(2,654,803)
10-Year Interest Rate Swap, 04/26/38	4.03%	Annual	1-day SOFR, 3.68%	Annual	Goldman Sachs International	04/24/28	4.03%	USD	97,486	(2,901,159)
10-Year Interest Rate Swap, 06/18/38	4.16%	Annual	1-day SOFR, 3.68%	Annual	Morgan Stanley & Co. International PLC	06/16/28	4.16%	USD	67,976	(2,443,846)
10-Year Interest Rate Swap, 06/22/38	4.15%	Annual	1-day SOFR, 3.68%	Annual	Morgan Stanley & Co. International PLC	06/20/28	4.15%	USD	135,952	(4,853,726)
										(24,857,009)
Put
5-Year Interest Rate Swap, 07/09/31	1-day SOFR, 3.68%	Semi-Annual	4.50%	Annual	Goldman Sachs International	07/07/26	4.50%	CZK	61,897	(32)
5-Year Interest Rate Swap, 07/23/31	1-day SOFR, 3.68%	Monthly	8.00%	Monthly	BNP Paribas SA	07/22/26	8.00%	MXN	51,123	(3,180)
5-Year Interest Rate Swap, 07/23/31	1-day SOFR, 3.68%	Monthly	8.00%	Monthly	BNP Paribas SA	07/22/26	8.00%	MXN	30,153	(1,876)
2-Year Interest Rate Swap, 08/05/28	1-day SOFR, 3.68%	Annual	3.70%	Annual	Morgan Stanley & Co. International PLC	08/03/26	3.70%	USD	302,376	(1,920,075)
2-Year Interest Rate Swap, 08/29/28	1-day SOFR, 3.68%	Annual	4.45%	Annual	Citibank N.A.	08/27/26	4.45%	USD	343,132	(175,382)
2-Year Interest Rate Swap, 08/30/28	1-day SOFR, 3.68%	Semi-Annual	3.20%	Annual	Citibank N.A.	08/28/26	3.20%	EUR	343,132	(27,113)
10-Year Interest Rate Swap, 09/05/36	1-day SOFR, 3.68%	Annual	2.85%	Annual	Bank of America N.A.	09/03/26	2.85%	JPY	532,000	(4,436)

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
2-Year Interest Rate Swap, 09/16/28	1-day SOFR, 3.68%	Annual	3.80%	Annual	Deutsche Bank AG	09/14/26	3.80%	USD	98,504	$(549,564)
30-Year Interest Rate Swap, 10/11/56	1-day SOFR, 3.68%	Annual	4.65%	Annual	Morgan Stanley & Co. International PLC	10/09/26	4.65%	USD	46,317	(171,380)
2-Year Interest Rate Swap, 10/17/28	1-day SOFR, 3.68%	Semi-Annual	3.31%	Annual	Citibank N.A.	10/15/26	3.31%	EUR	152,100	(27,383)
2-Year Interest Rate Swap, 10/22/28	1-day SOFR, 3.68%	Semi-Annual	3.20%	Annual	Deutsche Bank AG	10/20/26	3.20%	EUR	277,051	(77,622)
2-Year Interest Rate Swap, 10/23/28	1-day SOFR, 3.68%	Annual	3.85%	Annual	Goldman Sachs International	10/21/26	3.85%	USD	728,041	(3,984,476)
10-Year Interest Rate Swap, 11/08/36	1-day SOFR, 3.68%	Semi-Annual	3.52%	Annual	Goldman Sachs International	11/06/26	3.52%	EUR	57,914	(91,966)
2-Year Interest Rate Swap, 11/09/28	1-day SOFR, 3.68%	Annual	4.80%	Annual	Citibank N.A.	11/09/26	4.80%	GBP	92,003	(81,018)
10-Year Interest Rate Swap, 03/06/37	1-day SOFR, 3.68%	Annual	3.71%	Annual	Citibank N.A.	03/04/27	3.71%	USD	44,261	(1,597,556)
10-Year Interest Rate Swap, 03/17/37	1-day SOFR, 3.68%	Annual	3.87%	Annual	Bank of America N.A.	03/15/27	3.87%	USD	126,921	(3,537,806)
2-Year Interest Rate Swap, 09/22/29	1-day SOFR, 3.68%	Annual	4.30%	Annual	Goldman Sachs International	09/20/27	4.30%	USD	814,759	(3,735,466)
2-Year Interest Rate Swap, 10/06/29	1-day SOFR, 3.68%	Annual	4.05%	Annual	Goldman Sachs International	10/04/27	4.05%	USD	960,440	(6,026,971)
10-Year Interest Rate Swap, 11/10/37	1-day SOFR, 3.68%	Annual	3.87%	Annual	Bank of America N.A.	11/08/27	3.87%	USD	80,370	(2,905,686)
2-Year Interest Rate Swap, 12/10/29	1-day SOFR, 3.68%	Annual	4.00%	Annual	Nomura Securities International Inc.	12/08/27	4.00%	USD	240,850	(1,663,569)
10-Year Interest Rate Swap, 12/18/37	1-day SOFR, 3.68%	Annual	4.03%	Annual	Morgan Stanley & Co. International PLC	12/16/27	4.03%	USD	79,708	(2,456,043)
2-Year Interest Rate Swap, 12/18/29	1-day SOFR, 3.68%	Annual	4.50%	Annual	Deutsche Bank AG	12/16/27	4.50%	USD	164,947	(655,130)
10-Year Interest Rate Swap, 02/02/38	1-day SOFR, 3.68%	Annual	4.10%	Annual	Deutsche Bank AG	01/31/28	4.10%	USD	91,863	(2,711,134)
10-Year Interest Rate Swap, 02/09/38	1-day SOFR, 3.68%	Annual	4.07%	Annual	Morgan Stanley & Co. International PLC	02/07/28	4.07%	USD	46,866	(1,453,559)
10-Year Interest Rate Swap, 03/22/38	1-day SOFR, 3.68%	Annual	3.94%	Annual	Bank of America N.A.	03/20/28	3.94%	USD	39,709	(1,475,188)
10-Year Interest Rate Swap, 04/09/38	1-day SOFR, 3.68%	Annual	4.06%	Annual	Bank of America N.A.	04/07/28	4.06%	USD	85,769	(2,822,742)
10-Year Interest Rate Swap, 04/26/38	1-day SOFR, 3.68%	Annual	4.03%	Annual	Goldman Sachs International	04/24/28	4.03%	USD	97,486	(3,391,365)
10-Year Interest Rate Swap, 06/18/38	1-day SOFR, 3.68%	Annual	4.16%	Annual	Morgan Stanley & Co. International PLC	06/16/28	4.16%	USD	67,976	(2,138,860)
10-Year Interest Rate Swap, 06/22/38	1-day SOFR, 3.68%	Annual	4.15%	Annual	Morgan Stanley & Co. International PLC	06/20/28	4.15%	USD	135,952	(4,328,072)
										(48,014,650)
										$(72,871,659)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.45.V1	1.00%	Quarterly	12/20/30	USD	13,920	$(305,605)	$(285,598)	$(20,007)
ITRAXX.XO.44.V1	5.00	Quarterly	12/20/30	EUR	59,815	(7,947,237)	(5,983,658)	(1,963,579)
Brazilian Government International Bond	1.00	Quarterly	06/20/31	USD	12,160	132,624	230,340	(97,716)
CDX.NA.HY.46.V1	5.00	Quarterly	06/20/31	USD	333,025	(27,306,751)	(25,838,827)	(1,467,924)

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Colombia Government International Bond	1.00%	Quarterly	06/20/31	USD	3,049	$59,516	$165,499	$(105,983)
ITRAXX.ASIA.XJ.IG.45.V1	1.00	Quarterly	06/20/31	USD	1,023	(14,824)	(10,611)	(4,213)
ITRAXX.AUST.45.V1	1.00	Quarterly	06/20/31	USD	9,800	(141,369)	(36,603)	(104,766)
ITRAXX.EUR.45.V1	1.00	Quarterly	06/20/31	EUR	17,284	(447,850)	(259,267)	(188,583)
ITRAXX.FINSR.45.V1	1.00	Quarterly	06/20/31	EUR	54,428	(1,329,330)	(622,046)	(707,284)
ITRAXX.XO.45.V1	5.00	Quarterly	06/20/31	EUR	21,189	(2,684,548)	(1,745,460)	(939,088)
Mexico Government International Bond	1.00	Quarterly	06/20/31	USD	10,507	(71,024)	24,444	(95,468)
Morocco Government International Bond	1.00	Quarterly	06/20/31	USD	1,398	(15,822)	—	(15,822)
Oman Government International Bond	1.00	Quarterly	06/20/31	USD	1,398	(20,015)	(310)	(19,705)
Philippine Government International Bond	1.00	Quarterly	06/20/31	USD	3,300	(55,205)	(33,601)	(21,604)
						$(40,147,440)	$(34,395,698)	$(5,751,742)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Saudi Government International Bond	1.00%	Quarterly	06/20/31	A+	USD	2,790	$50,899	$17,233	$33,666
Worldline SA	5.00%	Quarterly	06/20/31	BB	EUR	174	(31,321)	(32,929)	1,608
							$19,578	$(15,696)	$35,274

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
6.91%	Monthly	28-day MXIBTIIE, 6.77%	Monthly	N/A	09/11/26	MXN	426,550	$(20,505)	$—	$(20,505)
28-day MXIBTIIE, 6.77%	Monthly	6.98%	Monthly	N/A	11/05/26	MXN	68,859	6,182	—	6,182
4.00%	Semi-Annual	6-month WIBOR, 3.90%	At Termination	N/A	12/17/26	PLN	20,705	(109,976)	(1,029)	(108,947)
6.66%	Quarterly	3-month JIBAR, 6.99%	Quarterly	N/A	12/17/26	ZAR	278,697	39,559	—	39,559
6.72%	Quarterly	3-month JIBAR, 6.99%	Quarterly	N/A	12/17/26	ZAR	205,790	25,376	(2,862)	28,238
13.70%	At Termination	1-day BROIS, 0.05%	At Termination	N/A	01/04/27	BRL	6,957	7,359	—	7,359
13.86%	At Termination	1-day BROIS, 0.05%	At Termination	N/A	01/04/27	BRL	5,423	5,795	—	5,795
13.88%	At Termination	1-day BROIS, 0.05%	At Termination	N/A	01/04/27	BRL	46,076	47,449	—	47,449
1-day SOFR, 3.68%	At Termination	3.50%	At Termination	N/A	06/10/27	USD	785,769	(3,752,624)	—	(3,752,624)
3-month JIBAR, 6.99%	Quarterly	7.31%	Quarterly	09/16/26(a)	09/16/27	ZAR	146,381	(4,583)	—	(4,583)

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3.27%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/01/27	USD	14,452	$190,293	$—	$190,293
1-day SOFR, 3.68%	At Termination	3.23%	At Termination	12/11/26(a)	12/11/27	USD	386,606	(3,268,754)	—	(3,268,754)
3.35%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/16/27	USD	26,520	308,046	3,573	304,473
3.88%	Semi-Annual	6-month WIBOR, 3.90%	Annual	N/A	12/17/27	PLN	40,701	(207,120)	(3,530)	(203,590)
3.95%	Semi-Annual	6-month WIBOR, 3.90%	Annual	N/A	12/17/27	PLN	23,249	(126,636)	(4,157)	(122,479)
6.55%	Quarterly	3-month JIBAR, 6.99%	Quarterly	N/A	12/17/27	ZAR	71,619	46,048	—	46,048
6-month BUBOR, 5.62%	Semi-Annual	6.25%	Annual	N/A	12/17/27	HUF	2,909,711	403,846	—	403,846
14.04%	At Termination	1-day BROIS, 0.05%	At Termination	N/A	01/03/28	BRL	175,147	(19,128)	—	(19,128)
1-day BROIS, 0.05%	At Termination	13.40%	At Termination	N/A	01/03/28	BRL	136,470	(252,607)	—	(252,607)
1-day BROIS, 0.05%	At Termination	13.75%	At Termination	N/A	01/03/28	BRL	27,952	(23,770)	—	(23,770)
1-day BROIS, 0.05%	At Termination	13.80%	At Termination	N/A	01/03/28	BRL	13,926	(10,379)	—	(10,379)
1-day BROIS, 0.05%	At Termination	14.01%	At Termination	N/A	01/03/28	BRL	57,950	1,736	—	1,736
3.32%	Quarterly	3-month KLIBOR, 3.45%	Quarterly	N/A	03/18/28	MYR	47,923	28,072	—	28,072
3.49%	Semi-Annual	6-month WIBOR, 3.90%	Annual	N/A	03/18/28	PLN	4,366	8,044	—	8,044
6-month BUBOR, 5.62%	Semi-Annual	5.76%	Annual	N/A	03/18/28	HUF	313,792	5,276	—	5,276
28-day MXIBTIIE, 6.77%	Monthly	7.17%	Monthly	N/A	04/11/28	MXN	423,500	58,622	—	58,622
6.98%	Monthly	28-day MXIBTIIE, 6.77%	Monthly	N/A	06/15/28	MXN	306,590	41,041	—	41,041
3-month HIBOR, 2.97%	Quarterly	3.38%	Quarterly	06/16/27(a)	06/16/28	HKD	150,065	(18,117)	—	(18,117)
3-month HIBOR, 2.97%	Quarterly	3.49%	Quarterly	06/16/27(a)	06/16/28	HKD	150,065	2,477	—	2,477
3-month KWCDC, 2.92%	Quarterly	3.71%	Quarterly	N/A	06/17/28	KRW	3,543,016	699	—	699
4.15%	Semi-Annual	6-month PRIBOR, 3.89%	Annual	N/A	06/17/28	CZK	393,204	(34,477)	—	(34,477)
3-month KWCDC, 2.92%	Quarterly	3.77%	Quarterly	N/A	06/26/28	KRW	47,713,500	34,585	—	34,585
1-Day COOIS, 10.54%	Quarterly	11.74%	Quarterly	09/16/26(a)	09/16/28	COP	34,350,468	145,777	—	145,777
3-month KWCDC, 2.92%	Quarterly	3.97%	Quarterly	09/16/26(a)	09/16/28	KRW	7,432,183	13,020	—	13,020
6-month PRIBOR, 3.89%	Semi-Annual	4.31%	Annual	09/16/26(a)	09/16/28	CZK	249,808	44,718	—	44,718
7-Day China Fixing Repo Rates, 1.46%	Quarterly	1.54%	Quarterly	N/A	12/17/28	CNY	37,634	16,807	—	16,807
1-day BROIS, 0.05%	At Termination	13.02%	At Termination	N/A	01/02/29	BRL	21,780	(139,568)	—	(139,568)
1-day BROIS, 0.05%	At Termination	14.41%	At Termination	N/A	01/02/29	BRL	190,219	317,873	—	317,873
1-day MIBOR, 5.50%	Semi-Annual	5.98%	Semi-Annual	N/A	06/29/29	INR	2,034,420	(2,531)	—	(2,531)

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
7.29%	Quarterly	3-month JIBAR, 6.99%	Quarterly	09/16/26(a)	09/16/29	ZAR	146,666	$7,132	$—	$7,132
11.19%	Quarterly	1-Day COOIS, 10.54%	Quarterly	09/16/26(a)	09/16/30	COP	18,958,065	(170,815)	—	(170,815)
28-day MXIBTIIE, 6.77%	Monthly	7.28%	Monthly	N/A	10/31/30	MXN	36,177	(24,230)	—	(24,230)
28-day MXIBTIIE, 6.77%	Monthly	7.32%	Monthly	N/A	11/05/30	MXN	27,753	(16,509)	—	(16,509)
3.45%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/16/30	USD	17,089	345,628	13,785	331,843
1-day MIBOR, 5.50%	Semi-Annual	5.71%	Semi-Annual	N/A	12/17/30	INR	437,998	(70,229)	—	(70,229)
4.00%	Semi-Annual	6-month WIBOR, 3.90%	Annual	N/A	12/17/30	PLN	616	(3,681)	(170)	(3,511)
4.05%	Semi-Annual	6-month WIBOR, 3.90%	Annual	N/A	12/17/30	PLN	18,412	(120,231)	(1,568)	(118,663)
6.86%	Quarterly	3-month JIBAR, 6.99%	Quarterly	N/A	12/17/30	ZAR	210,942	236,447	—	236,447
6.87%	Quarterly	3-month JIBAR, 6.99%	Quarterly	N/A	12/17/30	ZAR	99,472	110,336	—	110,336
6-month BUBOR, 5.62%	Semi-Annual	6.29%	Annual	N/A	12/17/30	HUF	428,610	120,801	—	120,801
6-month PRIBOR, 3.89%	Semi-Annual	3.89%	Annual	N/A	12/17/30	CZK	204,681	106,192	—	106,192
7-Day China Fixing Repo Rates, 1.46%	Quarterly	1.58%	Quarterly	N/A	12/17/30	CNY	32,736	27,930	—	27,930
28-day MXIBTIIE, 6.77%	Monthly	7.53%	Monthly	N/A	01/03/31	MXN	21,367	(4,132)	—	(4,132)
3.58%	Semi-Annual	6-month PRIBOR, 3.89%	Annual	N/A	03/18/31	CZK	24,419	25,929	—	25,929
3.62%	Semi-Annual	6-month PRIBOR, 3.89%	Annual	N/A	03/18/31	CZK	24,494	24,144	—	24,144
6.69%	Quarterly	3-month JIBAR, 6.99%	Quarterly	N/A	03/18/31	ZAR	29,118	47,826	—	47,826
6-month BUBOR, 5.62%	Semi-Annual	5.98%	Annual	N/A	03/18/31	HUF	64,712	9,461	—	9,461
6-month PRIBOR, 3.89%	Semi-Annual	3.74%	Annual	N/A	03/18/31	CZK	50,904	(36,218)	—	(36,218)
28-day MXIBTIIE, 6.77%	Monthly	7.68%	Monthly	N/A	04/07/31	MXN	72,088	7,265	—	7,265
7.55%	Monthly	28-day MXIBTIIE, 6.77%	Monthly	N/A	04/10/31	MXN	80,876	16,009	—	16,009
28-day MXIBTIIE, 6.77%	Monthly	7.68%	Monthly	N/A	06/10/31	MXN	364,315	14,956	—	14,956
1-day MIBOR, 5.50%	Semi-Annual	6.51%	Semi-Annual	N/A	06/17/31	INR	338,787	53,161	—	53,161
2.00%	Quarterly	1-day THOR, 0.99%	Quarterly	N/A	06/17/31	THB	110,207	(68,137)	—	(68,137)
2.00%	Quarterly	1-day THOR, 0.99%	Quarterly	N/A	06/17/31	THB	257,150	(159,850)	—	(159,850)
4.12%	Semi-Annual	6-month WIBOR, 3.90%	Annual	N/A	06/17/31	PLN	19,196	(35,933)	—	(35,933)
4.22%	Semi-Annual	6-month WIBOR, 3.90%	Annual	N/A	06/17/31	PLN	14,752	(44,904)	—	(44,904)
4.40%	Semi-Annual	6-month WIBOR, 3.90%	Annual	N/A	06/17/31	PLN	7,411	(38,614)	—	(38,614)
6-month PRIBOR, 3.89%	Semi-Annual	4.31%	Annual	N/A	06/17/31	CZK	84,275	38,277	—	38,277

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
6-month PRIBOR, 3.89%	Semi-Annual	4.31%	Annual	N/A	06/17/31	CZK	41,509	$18,406	$—	$18,406
6-month PRIBOR, 3.89%	Semi-Annual	4.44%	Annual	N/A	06/17/31	CZK	42,218	30,649	—	30,649
6-month PRIBOR, 3.89%	Semi-Annual	4.59%	Annual	N/A	06/17/31	CZK	28,666	30,332	—	30,332
6-month PRIBOR, 3.89%	Semi-Annual	4.61%	Annual	N/A	06/17/31	CZK	28,666	31,568	—	31,568
1.56%	Quarterly	7-Day China Fixing Repo Rates, 1.46%	Quarterly	09/16/26(a)	09/16/31	CNY	42,740	(28,454)	—	(28,454)
1.61%	Quarterly	7-Day China Fixing Repo Rates, 1.46%	Quarterly	09/16/26(a)	09/16/31	CNY	167,990	(172,193)	—	(172,193)
3-month JIBAR, 6.99%	Quarterly	7.41%	Quarterly	09/16/26(a)	09/16/31	ZAR	95,162	(1,266)	—	(1,266)
4.07%	Quarterly	3-month KWCDC, 2.92%	Quarterly	09/16/26(a)	09/16/31	KRW	6,224,480	(28,001)	—	(28,001)
3.51%	Quarterly	3-month KLIBOR, 3.45%	Quarterly	09/17/26(a)	09/17/31	MYR	26,505	19,216	—	19,216
3.51%	Quarterly	3-month KLIBOR, 3.45%	Quarterly	09/17/26(a)	09/17/31	MYR	26,505	18,026	—	18,026
3.60%	Quarterly	3-month KLIBOR, 3.45%	Quarterly	09/17/26(a)	09/17/31	MYR	27,770	(8,846)	—	(8,846)
3-month JIBAR, 6.99%	Quarterly	7.47%	Quarterly	09/16/26(a)	09/16/33	ZAR	34,784	(12,867)	—	(12,867)
3-month JIBAR, 6.99%	Quarterly	7.62%	Quarterly	09/16/26(a)	09/16/33	ZAR	81,161	10,525	—	10,525
28-day MXIBTIIE, 6.77%	Monthly	8.27%	Monthly	N/A	12/05/35	MXN	26,456	21,756	—	21,756
3.77%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/16/35	USD	4,087	73,901	4,748	69,153
28-day MXIBTIIE, 6.77%	Monthly	8.00%	Monthly	N/A	12/28/35	MXN	4,237	(1,247)	—	(1,247)
3.87%	Quarterly	3-month KWCDC, 2.92%	Quarterly	N/A	06/17/36	KRW	826,767	2,198	—	2,198
6-month PRIBOR, 3.89%	Semi-Annual	4.56%	Annual	N/A	06/17/36	CZK	17,988	24,715	—	24,715
6-month PRIBOR, 3.89%	Semi-Annual	4.60%	Annual	N/A	06/17/36	CZK	9,686	14,801	—	14,801
6-month BUBOR, 5.62%	Semi-Annual	5.49%	Annual	06/18/31(a)	06/18/36	HUF	396,548	38,109	—	38,109
6-month BUBOR, 5.62%	Semi-Annual	5.54%	Annual	06/18/31(a)	06/18/36	HUF	394,832	40,211	—	40,211
6-month BUBOR, 5.62%	Semi-Annual	5.65%	Annual	06/18/31(a)	06/18/36	HUF	402,673	45,863	—	45,863
1-day THOR, 0.99%	Quarterly	2.07%	Quarterly	09/16/26(a)	09/16/36	THB	123,562	19,147	—	19,147
1-day THOR, 0.99%	Quarterly	2.09%	Quarterly	09/16/26(a)	09/16/36	THB	33,310	6,834	—	6,834
								$(5,600,681)	$8,790	$(5,609,471)

(a)	Forward Swap.

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Argentina	5.00%	Quarterly	Barclays Bank PLC	12/20/27	USD	184	$(5,137)	$3,060	$(8,197)
Credit Suisse Group AG	1.00	Quarterly	Barclays Bank PLC	06/20/28	EUR	1,350	(23,929)	34,471	(58,400)
Credit Suisse Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	3,500	(62,039)	49,250	(111,289)
Deutsche Bank AG	1.00	Quarterly	BNP Paribas SA	06/20/28	EUR	4,400	(72,236)	143,167	(215,403)
Deutsche Bank AG	1.00	Quarterly	Goldman Sachs International	06/20/28	EUR	4,400	(72,236)	99,750	(171,986)
Boeing Co. (The)	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	4,700	(69,784)	(11,359)	(58,425)
Boeing Co. (The)	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	4,700	(78,684)	33,505	(112,189)
American Electric Power Co., Inc.	1.00	Quarterly	Bank of America N.A.	12/20/29	USD	39,219	(947,757)	(757,660)	(190,097)
American Express Co.	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	19,990	(495,881)	(394,110)	(101,771)
Dominion Energy, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	19,396	(483,534)	(362,913)	(120,621)
ITRAXX.EU.44.V1	1.00	Quarterly	BNP Paribas SA	12/20/30	EUR	6,464	(59,721)	(61,142)	1,421
ITRAXX.EU.44.V1	1.00	Quarterly	BNP Paribas SA	12/20/30	EUR	12,928	(120,262)	(101,166)	(19,096)
Bayerische Motoren Werke AG	1.00	Quarterly	Deutsche Bank AG	06/20/31	EUR	1,649	(42,833)	(30,626)	(12,207)
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/31	EUR	834	(119,792)	(63,116)	(56,676)
HSBC Holdings PLC	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/31	EUR	1,447	(47,525)	(45,811)	(1,714)
Lanxess AG	1.00	Quarterly	Barclays Bank PLC	06/20/31	EUR	1,230	55,753	101,794	(46,041)
Mercedes-Benz Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/31	EUR	1,649	(43,838)	(31,514)	(12,324)
Paramount Global	1.00	Quarterly	Bank of America N.A.	06/20/31	USD	1,743	132,621	146,395	(13,774)
Southwest Airlines Co.	1.00	Quarterly	Goldman Sachs International	06/20/31	USD	2,315	(12,043)	33,349	(45,392)
Unicredit SpA	1.00	Quarterly	BNP Paribas SA	06/20/31	EUR	667	(14,209)	(4,869)	(9,340)
Volkswagen International Finance NV	1.00	Quarterly	Citibank N.A.	06/20/31	EUR	764	(1,833)	4,769	(6,602)
Volvo Car AB	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/31	EUR	1,638	(259,487)	(201,012)	(58,475)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	68	(6)	656	(662)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	1	—	15	(15)
CMBX.NA.9.BBB-	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	1,477	475,510	42,603	432,907
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	USD	2,516	810,196	171,065	639,131
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	145	46,637	6,841	39,796
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	7	(1)	(2)	1
							$(1,512,050)	$(1,194,610)	$(317,440)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Altice France SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	CCC+	EUR	697	$25,405	$11,151	$14,254
Altice France SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	CCC+	EUR	312	11,372	6,687	4,685
Altice France SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	CCC+	EUR	615	22,416	13,181	9,235
PacifiCorp	1.56	Monthly	JPMorgan Chase Bank N.A.	09/29/27	BBB+	USD	6,915	(3,268)	(2,254)	(1,014)
ADLER Real Estate GmbH	5.00	Quarterly	Goldman Sachs International	12/20/27	N/R	EUR	178	8,689	11,412	(2,723)
Altice France SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	534	28,003	8,403	19,600
Altice France SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	379	19,875	15,510	4,365
Altice France SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	392	20,557	16,042	4,515
Worldline SA	5.00	Quarterly	BNP Paribas SA	06/20/28	BB	EUR	401	(16,091)	(23,911)	7,820
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	B-	EUR	622	5,144	46,382	(41,238)
Ziggo Bond Co. BV	5.00	Quarterly	Deutsche Bank AG	12/20/28	B-	EUR	357	19,501	23,757	(4,256)
Ziggo BV	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	B+	EUR	359	45,055	32,878	12,177
Forvia SE	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/29	BB-	EUR	344	42,049	35,238	6,811
ITRAXX.XO.42.V3	5.00	Quarterly	BNP Paribas SA	12/20/29	BB-	EUR	2,718	261,468	184,940	76,528
ITRAXX.XO.42.V3	5.00	Quarterly	BNP Paribas SA	12/20/29	BB-	EUR	5,250	505,042	346,687	158,355

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Alibaba Group Holding Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	A+	USD	1,600	$16,347	$11,573	$4,774
ITRAXX.XO.44.V1	5.00	Quarterly	Bank of America N.A.	12/20/30	BB-	EUR	21,620	4,597,779	4,317,263	280,516
ITRAXX.XO.44.V1	5.00	Quarterly	BNP Paribas SA	12/20/30	BB-	EUR	7,127	1,515,651	1,433,831	81,820
ITRAXX.XO.44.V1	5.00	Quarterly	BNP Paribas SA	12/20/30	BB-	EUR	3,179	676,057	689,835	(13,778)
ITRAXX.XO.44.V1	5.00	Quarterly	BNP Paribas SA	12/20/30	BB-	EUR	1,616	126,142	127,469	(1,327)
ITRAXX.XO.44.V1	5.00	Quarterly	BNP Paribas SA	12/20/30	BB-	EUR	3,232	253,310	230,786	22,524
ITRAXX.XO.44.V1	5.00	Quarterly	Citibank N.A.	12/20/30	BB-	EUR	7,000	1,142,755	954,312	188,443
ITRAXX.XO.44.V1	5.00	Quarterly	Goldman Sachs International	12/20/30	BB-	EUR	2,718	443,716	376,215	67,501
Premier Foods Finance PLC	5.00	Quarterly	BNP Paribas SA	12/20/30	BB+	EUR	329	55,403	46,252	9,151
ZF Europe Finance BV	5.00	Quarterly	Bank of America N.A.	12/20/30	BB-	EUR	165	17,057	17,837	(780)
ZF Europe Finance BV	5.00	Quarterly	Goldman Sachs International	12/20/30	BB-	EUR	1,000	103,379	42,313	61,066
Ziggo Bond Co. BV	5.00	Quarterly	Deutsche Bank AG	12/20/30	B-	EUR	320	1,534	8,501	(6,967)
Ziggo Bond Co. BV	5.00	Quarterly	Goldman Sachs International	12/20/30	B-	EUR	337	1,616	4,573	(2,957)
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc.	5.00	Quarterly	Deutsche Bank AG	06/20/31	BB-	EUR	344	49,062	29,394	19,668
Allwyn Entertainment Financing UK PLC	5.00	Quarterly	Bank of America N.A.	06/20/31	BB	EUR	238	35,315	30,306	5,009
CPI Property Group SA	5.00	Quarterly	Bank of America N.A.	06/20/31	BB	EUR	144	14,126	9,225	4,901
CPI Property Group SA	5.00	Quarterly	Bank of America N.A.	06/20/31	BB	EUR	144	14,126	9,225	4,901
CPI Property Group SA	5.00	Quarterly	Deutsche Bank AG	06/20/31	BB	EUR	342	33,549	27,936	5,613
Essendi SA	5.00	Quarterly	Bank of America N.A.	06/20/31	B+	EUR	216	24,041	18,272	5,769
Hutchison Whampoa Ltd.	1.00	Quarterly	Deutsche Bank AG	06/20/31	A	USD	1,800	18,009	793	17,216
IMA Industria Macchine Automatiche SpA	5.00	Quarterly	Bank of America N.A.	06/20/31	B	EUR	146	14,000	11,598	2,402
IMA Industria Macchine Automatiche SpA	5.00	Quarterly	Bank of America N.A.	06/20/31	B	EUR	216	20,713	16,606	4,107
Jaguar Land Rover Automotive PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/31	BBB-	EUR	298	33,046	34,500	(1,454)
Nidda Healthcare Holding GmbH	5.00	Quarterly	Bank of America N.A.	06/20/31	B	EUR	144	15,778	14,792	986
Opal Bidco SAS	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/31	B+	EUR	344	47,311	27,648	19,663
Pachelbel Bidco SpA	5.00	Quarterly	Deutsche Bank AG	06/20/31	B	EUR	344	27,665	6,173	21,492
Pachelbel Bidco SpA	5.00	Quarterly	Deutsche Bank AG	06/20/31	B	EUR	341	27,424	10,900	16,524
Public Power Corp. SA	5.00	Quarterly	Bank of America N.A.	06/20/31	BB	EUR	144	23,088	19,891	3,197
Q-Park Holding I BV	5.00	Quarterly	Bank of America N.A.	06/20/31	BB	EUR	144	25,748	24,477	1,271
CMBX.N.A.9.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	09/17/58	N/R	USD	86	(27,662)	(16,536)	(11,126)
CMBX.N.A.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	710	(228,611)	(159,619)	(68,992)
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	643	(207,121)	(62,826)	(144,295)
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	930	(299,480)	(88,470)	(211,010)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	164	(52,809)	(8,133)	(44,676)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	753	(242,327)	(31,044)	(211,283)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	852	(274,333)	(902)	(273,431)
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	59	(17,520)	(4,143)	(13,377)
								$9,019,101	$8,906,926	$112,175

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
4.44%	Semi-Annual	1-day CLOIS, 4.50%	Semi-Annual	Bank of America N.A.	12/17/27	CLP	6,845,692	$(1,161)	$—	$(1,161)

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
4.44%	Semi-Annual	1-day CLOIS, 4.50%	Semi-Annual	Goldman Sachs International	12/17/27	CLP	6,890,422	$(1,168)	$—	$(1,168)
1-day COOIS, 11.25%	At Termination	10.78%	At Termination	Goldman Sachs International	03/18/28	COP	4,111,817	(8,654)	—	(8,654)
4.81%	Semi-Annual	1-day CLOIS, 4.50%	Semi-Annual	Goldman Sachs International	06/17/28	CLP	3,764,749	(29,471)	—	(29,471)
4.82%	At Termination	1-day CLOIS, 4.50%	At Termination	Goldman Sachs International	06/17/28	CLP	4,957,291	(39,803)	—	(39,803)
4.82%	Semi-Annual	1-day CLOIS, 4.50%	Semi-Annual	Goldman Sachs International	06/17/28	CLP	8,410,966	(67,533)	—	(67,533)
1-day COOIS, 11.25%	At Termination	11.20%	At Termination	HSBC Bank PLC	09/16/28	COP	4,772,899	7,180	—	7,180
1-day COOIS, 11.25%	Quarterly	11.20%	Quarterly	HSBC Bank PLC	09/16/28	COP	3,093,767	4,654	—	4,654
1-day COOIS, 11.25%	Quarterly	10.46%	Quarterly	Morgan Stanley & Co. International PLC	09/16/29	COP	26,719,308	(2,513)	—	(2,513)
1-day COOIS, 11.25%	Quarterly	10.81%	Quarterly	HSBC Bank PLC	09/16/29	COP	7,595,641	18,640	—	18,640
10.60%	Quarterly	1-day COOIS, 11.25%	Quarterly	Goldman Sachs International	03/18/30	COP	2,274,321	(3,713)	—	(3,713)
5.42%	Semi-Annual	1-day CLOIS, 4.50%	Semi-Annual	BNP Paribas SA	06/17/36	CLP	1,662,293	(43,167)	—	(43,167)
								$(166,709)	$—	$(166,709)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 3.68%	At Termination	iShares iBoxx USD High Yield Corporate Bond ETF	At Termination	Bank of America N.A.	09/18/26	USD	301,759	$ (130,040)	$ —	$ (130,040)
1-day SOFR, 3.68%	At Termination	iShares iBoxx USD High Yield Corporate Bond ETF	At Termination	JPMorgan Chase Bank N.A.	09/18/26	USD	6,537	(2,814)	—	(2,814)
iShares iBoxx USD High Yield Corporate Bond ETF	At Termination	1-day SOFR, 3.68%	At Termination	Morgan Stanley & Co. International PLC	09/18/26	USD	262,776	112,861	—	112,861
								$ (19,993)	$ —	$ (19,993)
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
3M Co.	Barclays Bank PLC	USD	570,984	09/14/26	0.20%	1D OBFR01	Monthly	$ (4,299)
A. O. Smith Corp.	JPMorgan Chase Bank N.A.		533,169	02/09/27	0.20%	1D OBFR01	Monthly	50,127
Accenture PLC, Class A	Citibank N.A.		486,837	02/24/28	0.20%	1D OBFR01	Monthly	(1,521)
Accor SA	Barclays Bank PLC		779,970	10/15/27	0.26%	1D ESTR	Monthly	37,899
Ackermans & van Haaren NV	Barclays Bank PLC		1,193,697	10/15/27	0.26%	1D ESTR	Monthly	(16,849)
Aegon Ltd.	Citibank N.A.		467,563	02/24/27	0.26%	1D ESTR	Monthly	(6,300)
Ageas SA	Barclays Bank PLC		692,279	10/15/27	0.26%	1D ESTR	Monthly	11,816

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Air Products & Chemicals, Inc.	Citibank N.A.	USD	515,861	02/24/28	0.20%	1D OBFR01	Monthly	$ 41,181
Airbnb, Inc., Class A	Barclays Bank PLC		737,707	09/14/26	0.20%	1D OBFR01	Monthly	20,723
Aisin Corp.	JPMorgan Chase Bank N.A.		655,856	02/10/27	0.25%	1D P TONA	Monthly	(34,044)
Aker BP ASA	Barclays Bank PLC		419,052	10/19/27	0.15%	NOWA	Monthly	(16,325)
Albemarle Corp.	Citibank N.A.		519,243	02/24/28	0.20%	1D OBFR01	Monthly	(60,141)
Alfresa Holdings Corp.	Citibank N.A.		598,004	02/24/27	0.20%	1D P TONA	Monthly	(1,094)
Alibaba Group Holding Ltd.	JPMorgan Chase Bank N.A.		381,718	02/10/27	0.30%	HONIA	Monthly	(79,609)
Alps Alpine Co. Ltd.	JPMorgan Chase Bank N.A.		678,314	02/10/27	0.24%	1D P TONA	Monthly	(5,715)
Altria Group, Inc.	Merrill Lynch International		577,584	02/15/28	0.20%	1D OBFR01	Monthly	19,601
AMC Global Media, Inc., Class A	Barclays Bank PLC		275,208	09/14/26	0.20%	1D OBFR01	Monthly	18,543
AMC Global Media, Inc., Class A	JPMorgan Chase Bank N.A.		970,323	02/09/27	0.20%	1D OBFR01	Monthly	30,072
AMETEK, Inc.	Citibank N.A.		1,038,665	02/24/28	0.20%	1D OBFR01	Monthly	1,677
ams-OSRAM AG	JPMorgan Chase Bank N.A.		38,095	02/11/27	0.26%	SSARON	Monthly	(316)
Anglo American PLC	Citibank N.A.		574,956	02/24/27	0.25%	1D SONIA	Monthly	(30,474)
Annaly Capital Management, Inc.	JPMorgan Chase Bank N.A.		210,648	02/09/27	0.20%	1D OBFR01	Monthly	14,070
Antofagasta PLC	Merrill Lynch International		321,709	02/15/28	0.15%	1D SONIA	Monthly	(27,340)
AP Moller - Maersk A/S, Class B, NVS	Merrill Lynch International		498,585	02/15/28	0.26%	1W CIBOR	Monthly	(23,476)
APA Corp.	JPMorgan Chase Bank N.A.		397,890	02/09/27	0.20%	1D OBFR01	Monthly	(46,133)
Archer-Daniels-Midland Co.	Citibank N.A.		366,192	02/24/28	0.20%	1D OBFR01	Monthly	528
ASMedia Technology, Inc.	JPMorgan Chase Bank N.A.		701,021	02/11/27	0.35%	1D OBFR01	Monthly	49,373
Autodesk, Inc.	JPMorgan Chase Bank N.A.		502,872	02/09/27	0.20%	1D OBFR01	Monthly	(55,706)
AutoZone, Inc.	JPMorgan Chase Bank N.A.		614,808	02/09/27	0.20%	1D OBFR01	Monthly	24,380
Baidu, Inc., Class A	JPMorgan Chase Bank N.A.		384,554	02/10/27	0.30%	HONIA	Monthly	(13,377)
Banco BPM SpA	Citibank N.A.		602,290	02/24/27	0.20%	1D ESTR	Monthly	(22,996)
Banco de Sabadell SA	Merrill Lynch International		510,351	02/15/28	-	1D ESTR	Monthly	13,723
Banco Santander SA	Merrill Lynch International		420,030	02/15/28	0.26%	1D ESTR	Monthly	25,513
Bank of Nova Scotia (The)	Merrill Lynch International		600,977	02/15/28	0.20%	CABROVER	Monthly	24,825
Barclays PLC	Citibank N.A.		693,346	02/24/27	0.25%	1D SONIA	Monthly	(14,535)
Barrick Mining Corp.	Barclays Bank PLC		939,792	09/14/26	0.20%	CABROVER	Monthly	(60,973)
BCE, Inc.	Merrill Lynch International		633,845	02/15/28	-	CABROVER	Monthly	(54,402)
Bendigo & Adelaide Bank Ltd.	JPMorgan Chase Bank N.A.		469,441	02/10/27	0.25%	1D AONIA	Monthly	20,170
Bid Corp. Ltd.	Merrill Lynch International		477,400	02/15/28	0.85%	ZARONIA	Monthly	18,822
Bilibili, Inc., Class Z	JPMorgan Chase Bank N.A.		169,417	02/10/27	0.15%	HONIA	Monthly	(12,176)
Blue Zones Holdings Co. Ltd.	Merrill Lynch International		342,257	03/15/28	0.25%	1D P TONA	Monthly	(682)
BlueScope Steel Ltd.	Merrill Lynch International		691,259	02/15/28	0.25%	1D AONIA	Monthly	(40,993)
Booking Holdings, Inc.	Citibank N.A.		889,181	02/24/28	0.20%	1D OBFR01	Monthly	55,491
Boston Scientific Corp.	Barclays Bank PLC		371,220	09/14/26	0.20%	1D OBFR01	Monthly	(8,440)
BPER Banca SpA	Merrill Lynch International		599,147	02/15/28	0.26%	1D ESTR	Monthly	12,015
Brambles Ltd.	Merrill Lynch International		480,489	02/15/28	0.25%	1D AONIA	Monthly	15,038
British American Tobacco PLC	Citibank N.A.		349,688	02/24/27	0.25%	1D SONIA	Monthly	15,422
British Land Co. PLC (The)	Barclays Bank PLC		592,477	10/15/27	0.25%	1D SONIA	Monthly	15,691
Broadridge Financial Solutions, Inc.	Merrill Lynch International		881,612	02/15/28	0.20%	1D OBFR01	Monthly	(32,522)
Bureau Veritas SA	Barclays Bank PLC		895,888	10/15/27	0.26%	1D ESTR	Monthly	44,416
Cadence Design Systems, Inc.	Barclays Bank PLC		616,136	09/14/26	0.20%	1D OBFR01	Monthly	(15,623)
Canadian National Railway Co.	Barclays Bank PLC		421,564	09/14/26	0.20%	CABROVER	Monthly	19,984
Caterpillar, Inc.	Barclays Bank PLC		716,713	09/14/26	0.20%	1D OBFR01	Monthly	28,717
CBRE Group, Inc., Class A	Citibank N.A.		402,845	02/24/28	0.20%	1D OBFR01	Monthly	14,694
Cellnex Telecom SA	Merrill Lynch International		334,601	02/15/28	0.26%	1D ESTR	Monthly	(29,665)
Cencora, Inc.	Citibank N.A.		596,816	02/24/28	0.20%	1D OBFR01	Monthly	25,740
CGI, Inc.	Merrill Lynch International		517,544	02/15/28	-	CABROVER	Monthly	(456)
Charles Schwab Corp. (The)	Barclays Bank PLC		524,571	09/14/26	0.20%	1D OBFR01	Monthly	1,368
China Hongqiao Group Ltd.	Merrill Lynch International		319,476	02/15/28	0.30%	HONIA	Monthly	(71,916)
CME Group, Inc., Class A	Barclays Bank PLC		578,215	09/14/26	0.20%	1D OBFR01	Monthly	(48,223)
Coca-Cola Bottlers Japan Holdings, Inc.	Barclays Bank PLC		322,837	08/14/28	-	1D P TONA	Monthly	22,929
Covivio SA	Citibank N.A.		382,954	02/24/27	0.26%	1D ESTR	Monthly	2,811
Credit Saison Co. Ltd.	Barclays Bank PLC		652,617	08/14/28	-	1D P TONA	Monthly	6,536
CTP NV	Barclays Bank PLC		538,007	10/15/27	0.26%	1D ESTR	Monthly	14,973
Daiwa House REIT Investment Corp.	Barclays Bank PLC		437,572	08/14/28	-	1D P TONA	Monthly	7,613
Darden Restaurants, Inc.	Merrill Lynch International		563,652	02/15/28	0.20%	1D OBFR01	Monthly	(7,425)
Denso Corp.	Barclays Bank PLC		1,398,680	08/14/28	-	1D P TONA	Monthly	(14,697)

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Deutsche Bank AG, Registered Shares	JPMorgan Chase Bank N.A.	USD	886,205	02/11/27	0.26%	1D ESTR	Monthly	$ 75,618
Deutsche Telekom AG, Registered Shares	Citibank N.A.		535,396	02/24/27	0.26%	1D ESTR	Monthly	(47,365)
Dexus	Merrill Lynch International		761,773	02/15/28	0.25%	1D AONIA	Monthly	(73,384)
Diploma PLC	Barclays Bank PLC		718,273	10/15/27	0.25%	1D SONIA	Monthly	(9,355)
Dollar General Corp.	Merrill Lynch International		417,497	02/15/28	0.20%	1D OBFR01	Monthly	(3,101)
Dow, Inc.	Barclays Bank PLC		338,690	09/14/26	0.20%	1D OBFR01	Monthly	(37,730)
DWS Group GmbH & Co. KGaA	Barclays Bank PLC		287,872	10/15/27	0.26%	1D ESTR	Monthly	20,139
Dyno Nobel Ltd.	Merrill Lynch International		463,398	02/15/28	0.25%	1D AONIA	Monthly	9,523
Eagle Bancorp, Inc.	JPMorgan Chase Bank N.A.		436,664	02/09/27	0.20%	1D OBFR01	Monthly	15,447
Eastroc Beverage Group Co. Ltd., Class H	JPMorgan Chase Bank N.A.		144,918	02/10/27	0.30%	HONIA	Monthly	(26,959)
Eclat Textile Co. Ltd.	Merrill Lynch International		355,830	02/15/28	0.40%	1D OBFR01	Monthly	(29,980)
Ecolab, Inc.	Barclays Bank PLC		511,746	09/14/26	0.20%	1D OBFR01	Monthly	17,613
Endeavour Mining PLC	Merrill Lynch International		398,788	02/15/28	0.25%	1D SONIA	Monthly	(16,736)
Equinor ASA	Merrill Lynch International		398,663	02/15/28	0.15%	NOWA	Monthly	(7,649)
Eurofins Scientific SE	Barclays Bank PLC		357,021	10/15/27	0.15%	1D ESTR	Monthly	18,601
Euronext NV	JPMorgan Chase Bank N.A.		439,767	02/11/27	0.26%	1D ESTR	Monthly	(23,894)
EXOR NV	Citibank N.A.		378,201	02/24/27	0.26%	1D ESTR	Monthly	4,859
Experian PLC	Merrill Lynch International		770,272	02/15/28	0.25%	1D SONIA	Monthly	(5,200)
Fastenal Co.	JPMorgan Chase Bank N.A.		695,951	02/09/27	0.20%	1D OBFR01	Monthly	29,302
Ferrari NV	JPMorgan Chase Bank N.A.		226,022	02/11/27	0.26%	1D ESTR	Monthly	10,376
FinecoBank Banca Fineco SpA	Citibank N.A.		554,263	02/24/27	0.26%	1D ESTR	Monthly	(23,724)
First Financial Holding Co. Ltd.	Merrill Lynch International		432,063	02/15/28	0.40%	1D OBFR01	Monthly	25,863
FirstRand Ltd.	Merrill Lynch International		537,060	02/15/28	0.85%	ZARONIA	Monthly	9,779
Fiserv, Inc.	JPMorgan Chase Bank N.A.		600,672	02/09/27	0.20%	1D OBFR01	Monthly	(12,072)
Flagstar Bank N.A.	JPMorgan Chase Bank N.A.		2,457,846	02/09/27	0.20%	1D OBFR01	Monthly	148,273
Formosa Chemicals & Fibre Corp.	JPMorgan Chase Bank N.A.		24	02/11/27	0.35%	1D OBFR01	Monthly	3
Fortis, Inc./Canada	Citibank N.A.		850,214	02/24/28	0.20%	1D CORRA	Monthly	20,577
Fortune Electric Co. Ltd.	Merrill Lynch International		247,673	02/15/28	0.40%	1D OBFR01	Monthly	(794)
Franklin Resources, Inc.	Barclays Bank PLC		936,468	09/14/26	0.20%	1D OBFR01	Monthly	(18,216)
Fuji Electric Co. Ltd.	Merrill Lynch International		372,409	03/15/28	0.25%	1D P TONA	Monthly	(25,120)
Fuyao Glass Industry Group Co. Ltd., Class H	Merrill Lynch International		368,927	02/15/28	0.30%	HONIA	Monthly	(23,654)
Galderma Group AG	Merrill Lynch International		776,343	02/15/28	0.26%	SSARON	Monthly	42,468
Geely Automobile Holdings Ltd.	Merrill Lynch International		388,389	02/15/28	0.30%	HONIA	Monthly	(385,122)
Gentera SAB de CV	JPMorgan Chase Bank N.A.		456,629	02/10/27	0.50%	TIIEFONDEO	Monthly	17,785
GoDaddy, Inc., Class A	Merrill Lynch International		405,390	02/15/28	0.20%	1D OBFR01	Monthly	44,474
Grupo Mateus SA	Merrill Lynch International		248,847	02/15/28	(1.00)%	1D OBFR01	Monthly	(18,224)
Guangdong Huayan Robotics Co. Ltd., Class H	JPMorgan Chase Bank N.A.		5,067	02/10/27	0.30%	HONIA	Monthly	(439)
H World Group Ltd., ADR	JPMorgan Chase Bank N.A.		737,305	02/09/27	0.20%	1D OBFR01	Monthly	(40,581)
Hakuhodo DY Holdings, Inc.	Citibank N.A.		423,398	02/24/27	0.15%	1D P TONA	Monthly	22,867
Halliburton Co.	Citibank N.A.		555,902	02/24/28	0.20%	1D OBFR01	Monthly	(16,097)
Haseko Corp.	Merrill Lynch International		543,970	03/15/28	0.25%	1D P TONA	Monthly	30,387
Heineken Holding NV	JPMorgan Chase Bank N.A.		389,352	02/11/27	0.26%	1D ESTR	Monthly	37,088
Henkel AG & Co. KGaA, Preference Shares, NVS	Barclays Bank PLC		570,827	10/15/27	0.26%	1D ESTR	Monthly	26,281
Hermes International SCA	Barclays Bank PLC		370,202	10/15/27	0.26%	1D ESTR	Monthly	(4,463)
Hermes International SCA	JPMorgan Chase Bank N.A.		227,221	02/11/27	0.26%	1D ESTR	Monthly	(5,949)
Hirose Electric Co. Ltd.	Barclays Bank PLC		385,621	08/14/28	-	1D P TONA	Monthly	(26,473)
Hon Precision, Inc.	Merrill Lynch International		402,550	02/15/28	0.40%	1D OBFR01	Monthly	8,356
HP, Inc.	Barclays Bank PLC		610,592	09/14/26	0.20%	1D OBFR01	Monthly	(40,152)
Hydro One Ltd.	Citibank N.A.		766,917	02/24/28	0.20%	1D CORRA	Monthly	25,045
Illinois Tool Works, Inc.	Barclays Bank PLC		955,116	09/14/26	0.20%	1D OBFR01	Monthly	18,576
Industrial & Infrastructure Fund Investment Corp.	Barclays Bank PLC		690,304	08/14/28	-	1D P TONA	Monthly	9,676
Intercontinental Exchange, Inc.	Citibank N.A.		748,017	02/24/28	0.20%	1D OBFR01	Monthly	(33,979)
Intesa Sanpaolo SpA	JPMorgan Chase Bank N.A.		851,917	02/11/27	0.15%	1D ESTR	Monthly	61,543
Intuitive Surgical, Inc.	Citibank N.A.		483,540	02/24/28	0.20%	1D OBFR01	Monthly	(6,324)
Investor AB, B Shares	JPMorgan Chase Bank N.A.		861,337	02/11/27	0.26%	TN STIBOR	Monthly	48,633
Isa Energia Brasil SA, Preference Shares, NVS	Merrill Lynch International		1,027,830	02/15/28	-	1D OBFR01	Monthly	17,830
JB Hunt Transport Services, Inc.	Citibank N.A.		467,512	02/24/28	0.20%	1D OBFR01	Monthly	24,519
JBS NV, Class A	Citibank N.A.		269,392	02/24/28	0.20%	1D OBFR01	Monthly	(1,582)

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
JD.com, Inc., Class A	JPMorgan Chase Bank N.A.	USD	355,282	02/10/27	0.30%	HONIA	Monthly	$ (42,505)
JPMorgan Chase & Co.	Barclays Bank PLC		828,425	09/14/26	0.20%	1D OBFR01	Monthly	(10,100)
Julius Baer Group Ltd.	Citibank N.A.		523,564	02/24/27	0.26%	SSARON	Monthly	29,395
Kandenko Co. Ltd.	Merrill Lynch International		412,623	03/15/28	0.25%	1D P TONA	Monthly	29,836
KDX Realty Investment Corp.	Citibank N.A.		939,515	02/24/27	0.25%	1D P TONA	Monthly	14,473
Keppel DC REIT	Merrill Lynch International		804,953	02/15/28	0.30%	1D OBFR01	Monthly	(5,683)
Kerry Properties Ltd.	JPMorgan Chase Bank N.A.		997,375	02/10/27	0.30%	HONIA	Monthly	(85,158)
Keysight Technologies, Inc.	JPMorgan Chase Bank N.A.		497,400	02/09/27	0.20%	1D OBFR01	Monthly	27,705
Kimco Realty Corp.	Citibank N.A.		683,913	02/24/28	0.20%	1D OBFR01	Monthly	18,282
KION Group AG	Citibank N.A.		406,610	02/24/27	0.26%	1D ESTR	Monthly	(24,846)
KKR & Co., Inc., Class A	Barclays Bank PLC		428,326	09/14/26	0.20%	1D OBFR01	Monthly	12,218
Koninklijke KPN NV	JPMorgan Chase Bank N.A.		845,349	02/11/27	0.26%	1D ESTR	Monthly	(6,250)
Kraftia Corp.	Merrill Lynch International		474,100	03/15/28	0.25%	1D P TONA	Monthly	5,526
Kuaishou Technology	JPMorgan Chase Bank N.A.		164,339	02/10/27	0.64%	HONIA	Monthly	(7,830)
Kyocera Corp.	Citibank N.A.		612,090	02/24/27	0.25%	1D P TONA	Monthly	24
Las Vegas Sands Corp.	Citibank N.A.		358,500	02/24/28	0.20%	1D OBFR01	Monthly	(12,075)
LEG Immobilien SE	Barclays Bank PLC		323,919	10/15/27	0.26%	1D ESTR	Monthly	(1,797)
Legrand SA	Barclays Bank PLC		1,091,309	10/15/27	0.26%	1D ESTR	Monthly	(40,754)
Lendlease Corp. Ltd.	JPMorgan Chase Bank N.A.		350,515	02/10/27	0.25%	1D AONIA	Monthly	110,008
Lenovo Group Ltd.	JPMorgan Chase Bank N.A.		263,747	02/10/27	0.30%	HONIA	Monthly	(20,428)
Lojas Renner SA	JPMorgan Chase Bank N.A.		405,458	02/10/27	0.40%	1D OBFR01	Monthly	(4,342)
L’Oreal SA	Citibank N.A.		481,741	02/24/27	-	1D ESTR	Monthly	452
LVMH Moet Hennessy Louis Vuitton SE	JPMorgan Chase Bank N.A.		957,040	02/11/27	0.26%	1D ESTR	Monthly	3,073
Magellan Financial Group Ltd.	Merrill Lynch International		421,842	02/15/28	0.25%	1D AONIA	Monthly	7,139
Marriott International, Inc., Class A	Barclays Bank PLC		422,609	09/14/26	0.20%	1D OBFR01	Monthly	(14,960)
Martin Marietta Materials, Inc.	Barclays Bank PLC		600,488	09/14/26	0.20%	1D OBFR01	Monthly	(23,788)
Mastercard, Inc., Class A	Barclays Bank PLC		1,016,589	09/14/26	0.20%	1D OBFR01	Monthly	61,971
Mazda Motor Corp.	Citibank N.A.		337,741	02/24/27	0.25%	1D P TONA	Monthly	(4,006)
McCormick & Co., Inc., NVS	Barclays Bank PLC		432,539	09/14/26	0.20%	1D OBFR01	Monthly	(14,053)
McKesson Corp.	Merrill Lynch International		779,780	02/15/28	0.20%	1D OBFR01	Monthly	(24,180)
MercadoLibre, Inc.	Barclays Bank PLC		317,890	09/14/26	0.20%	1D OBFR01	Monthly	21,588
Mercedes-Benz Group AG	JPMorgan Chase Bank N.A.		795,622	02/11/27	0.26%	1D ESTR	Monthly	(71,321)
MetLife, Inc.	Barclays Bank PLC		831,202	09/14/26	0.20%	1D OBFR01	Monthly	(27,407)
Metro, Inc.	Citibank N.A.		1,234,691	02/24/28	0.20%	1D CORRA	Monthly	12,099
Mettler-Toledo International, Inc.	JPMorgan Chase Bank N.A.		341,664	02/09/27	0.20%	1D OBFR01	Monthly	41,589
Mirvac Group	JPMorgan Chase Bank N.A.		850,519	02/10/27	0.25%	1D AONIA	Monthly	25,240
Mitsubishi Heavy Industries Ltd.	Merrill Lynch International		523,235	03/15/28	0.25%	1D P TONA	Monthly	1,659
Mitsubishi Materials Corp.	Merrill Lynch International		363,228	03/15/28	0.25%	1D P TONA	Monthly	(46,375)
Moderna, Inc.	Barclays Bank PLC		243,315	09/14/26	0.20%	1D OBFR01	Monthly	43,809
Molson Coors Beverage Co., Class B	Citibank N.A.		412,256	02/24/28	0.20%	1D OBFR01	Monthly	(7,072)
Motiva Infraestrutura de Mobilidade SA	JPMorgan Chase Bank N.A.		419,474	02/10/27	0.40%	1D OBFR01	Monthly	21,442
Mowi ASA	Barclays Bank PLC		489,306	10/19/27	0.26%	NOWA	Monthly	(27,478)
MS&AD Insurance Group Holdings, Inc.	Merrill Lynch International		607,049	03/15/28	0.25%	1D P TONA	Monthly	(52,362)
Multiplan Empreendimentos Imobiliarios SA	Merrill Lynch International		528,333	02/15/28	-	1D OBFR01	Monthly	14,115
Nanya Technology Corp.	Merrill Lynch International		273,131	02/15/28	0.40%	1D OBFR01	Monthly	48,850
National Australia Bank Ltd.	Merrill Lynch International		529,083	02/15/28	0.25%	1D AONIA	Monthly	6,596
Nedbank Group Ltd.	Merrill Lynch International		374,676	02/15/28	0.85%	ZARONIA	Monthly	2,726
NetEase, Inc.	JPMorgan Chase Bank N.A.		327,877	02/10/27	0.30%	HONIA	Monthly	23,963
News Corp., NVS, Class A	Barclays Bank PLC		649,899	09/14/26	0.20%	1D OBFR01	Monthly	3,130
NH Foods Ltd.	Barclays Bank PLC		394,876	08/14/28	-	1D P TONA	Monthly	(4,231)
Ningbo Joyson Electronic Corp., Class H	JPMorgan Chase Bank N.A.		100,792	02/10/27	0.30%	HONIA	Monthly	(18,796)
Nippon Electric Glass Co. Ltd.	Barclays Bank PLC		450,332	08/14/28	-	1D P TONA	Monthly	(5,513)
Nippon Kayaku Co. Ltd.	Citibank N.A.		472,876	02/24/27	0.20%	1D P TONA	Monthly	(23,119)
Nippon Shokubai Co. Ltd.	Citibank N.A.		647,433	02/24/27	0.24%	1D P TONA	Monthly	(430)
Nippon Yusen KK	Barclays Bank PLC		423,251	08/14/28	-	1D P TONA	Monthly	3,695
NOK Corp.	Citibank N.A.		876,632	02/24/27	0.25%	1D P TONA	Monthly	(15,709)
Nomura Real Estate Holdings, Inc.	Barclays Bank PLC		495,983	08/14/28	-	1D P TONA	Monthly	10,002
Norfolk Southern Corp.	Citibank N.A.		912,510	02/24/28	0.20%	1D OBFR01	Monthly	31,260
Northrop Grumman Corp.	JPMorgan Chase Bank N.A.		638,193	02/09/27	0.20%	1D OBFR01	Monthly	(27,021)
Novatek Microelectronics Corp.	Merrill Lynch International		512,768	02/15/28	0.40%	1D OBFR01	Monthly	45,320

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Nucor Corp.	Barclays Bank PLC	USD	364,278	09/14/26	0.20%	1D OBFR01	Monthly	$ (30,153)
NVR, Inc.	Merrill Lynch International		633,500	02/15/28	0.20%	1D OBFR01	Monthly	47,840
Occidental Petroleum Corp.	Citibank N.A.		572,000	02/24/28	0.20%	1D OBFR01	Monthly	(37,730)
Odakyu Electric Railway Co. Ltd.	Citibank N.A.		342,503	02/24/27	0.15%	1D P TONA	Monthly	5,704
OHB SE	Citibank N.A.		572,443	02/24/27	0.26%	1D ESTR	Monthly	(31,461)
Old Mutual Ltd.	JPMorgan Chase Bank N.A.		413,790	02/11/27	0.40%	1D RAONON	Monthly	3,837
Orica Ltd.	Merrill Lynch International		593,814	02/15/28	0.25%	1D AONIA	Monthly	8,054
Otis Worldwide Corp.	JPMorgan Chase Bank N.A.		703,263	02/09/27	0.20%	1D OBFR01	Monthly	19,897
Otsuka Corp.	JPMorgan Chase Bank N.A.		393,102	02/10/27	0.25%	1D P TONA	Monthly	(23,301)
Pan Pacific International Holdings Corp.	Citibank N.A.		648,451	02/24/27	0.25%	1D P TONA	Monthly	5,392
Partners Group Holding AG	Barclays Bank PLC		406,884	10/15/27	0.15%	SSARON	Monthly	2,658
Progressive Corp. (The)	Merrill Lynch International		796,669	02/15/28	0.20%	1D OBFR01	Monthly	55,286
Prysmian SpA	JPMorgan Chase Bank N.A.		225,294	02/11/27	0.26%	1D ESTR	Monthly	(2,070)
Qube Holdings Ltd.	Merrill Lynch International		671,979	02/15/28	0.25%	1D AONIA	Monthly	(1,798)
Ralph Lauren Corp., Class A	Merrill Lynch International		618,540	02/15/28	0.20%	1D OBFR01	Monthly	(16,425)
Reckitt Benckiser Group PLC	Barclays Bank PLC		509,191	10/15/27	0.25%	1D SONIA	Monthly	31,418
Region Group	JPMorgan Chase Bank N.A.		501,394	02/10/27	0.25%	1D AONIA	Monthly	19,776
RELX PLC	JPMorgan Chase Bank N.A.		79,383	02/11/27	0.25%	1D SONIA	Monthly	(6,692)
Republic Services, Inc.	JPMorgan Chase Bank N.A.		964,913	02/09/27	0.20%	1D OBFR01	Monthly	36,563
ResMed, Inc.	Barclays Bank PLC		716,110	09/14/26	0.20%	1D OBFR01	Monthly	24,434
Rheinmetall AG	JPMorgan Chase Bank N.A.		191,925	02/11/27	0.26%	1D ESTR	Monthly	(32,635)
Rigaku Holdings Corp.	Barclays Bank PLC		43,836	08/14/28	-	1D P TONA	Monthly	(4,862)
Rinnai Corp.	Barclays Bank PLC		636,579	08/14/28	-	1D P TONA	Monthly	16,617
RWE AG	Citibank N.A.		472,195	02/24/27	0.26%	1D ESTR	Monthly	6,363
S&P Global, Inc.	Merrill Lynch International		885,481	02/15/28	-	1D OBFR01	Monthly	(30,235)
Safran SA	Barclays Bank PLC		529,801	10/15/27	0.26%	1D ESTR	Monthly	21,913
Salesforce, Inc.	Barclays Bank PLC		540,432	09/14/26	0.20%	1D OBFR01	Monthly	23,544
Sampo Oyj, A Shares	Merrill Lynch International		1,049,358	02/15/28	0.26%	1D ESTR	Monthly	14,489
Sany Heavy Industry Co. Ltd., Class H	JPMorgan Chase Bank N.A.		330,778	02/10/27	0.30%	HONIA	Monthly	(43,789)
SAP SE	JPMorgan Chase Bank N.A.		733,792	02/11/27	0.26%	1D ESTR	Monthly	(24,710)
Schneider Electric SE	Barclays Bank PLC		501,744	10/15/27	0.15%	1D ESTR	Monthly	(10,906)
SEEK Ltd.	Merrill Lynch International		590,036	02/15/28	0.25%	1D AONIA	Monthly	(13,836)
Seino Holdings Co. Ltd.	Barclays Bank PLC		804,534	08/14/28	-	1D P TONA	Monthly	12,100
Sekisui House Ltd.	Barclays Bank PLC		557,090	08/14/28	-	1D P TONA	Monthly	25,020
Severn Trent PLC	Merrill Lynch International		877,006	02/15/28	0.15%	1D SONIA	Monthly	19,509
Shizuoka Financial Group, Inc.	Citibank N.A.		451,271	02/24/27	0.25%	1D P TONA	Monthly	3,063
Siemens Healthineers AG	Barclays Bank PLC		433,617	10/15/27	0.15%	1D ESTR	Monthly	(4,588)
Singapore Airlines Ltd.	Merrill Lynch International		571,284	02/15/28	0.30%	1D OBFR01	Monthly	24,590
Skanska AB, B Shares	Barclays Bank PLC		448,787	10/15/27	0.26%	1D STIBOR	Monthly	11,344
Skylark Holdings Co. Ltd.	Merrill Lynch International		402,069	03/15/28	0.25%	1D P TONA	Monthly	10,638
Skyworks Solutions, Inc.	Merrill Lynch International		549,099	02/15/28	0.20%	1D OBFR01	Monthly	(60,939)
Sonova Holding AG, Registered Shares	Citibank N.A.		426,766	02/24/27	-	SSARON	Monthly	451
Southern Copper Corp.	Citibank N.A.		451,485	02/24/28	0.20%	1D OBFR01	Monthly	(33,261)
Southwest Airlines Co.	Citibank N.A.		349,685	02/24/28	0.20%	1D OBFR01	Monthly	(29)
Steel Dynamics, Inc.	Merrill Lynch International		467,386	02/15/28	-	1D OBFR01	Monthly	(54,358)
Sugi Holdings Co. Ltd.	Barclays Bank PLC		324,083	08/14/28	-	1D P TONA	Monthly	4,365
Sunny Optical Technology Group Co. Ltd.	JPMorgan Chase Bank N.A.		301,800	02/10/27	0.22%	HONIA	Monthly	(61,400)
Svenska Handelsbanken AB, A Shares	Merrill Lynch International		377,227	02/15/28	0.15%	1D STIBOR	Monthly	11,258
Swiss Re AG	Merrill Lynch International		480,792	02/15/28	0.15%	SSARON	Monthly	27,848
Swissquote Group Holding SA, Registered Shares	Barclays Bank PLC		581,808	10/15/27	0.26%	SSARON	Monthly	(9,549)
T&D Holdings, Inc.	Citibank N.A.		446,307	02/24/27	-	1D P TONA	Monthly	4,093
Taiyo Holdings Co. Ltd.	Citibank N.A.		612,229	02/24/27	0.25%	1D P TONA	Monthly	(25,955)
Takasago Thermal Engineering Co. Ltd.	Citibank N.A.		461,269	02/24/27	0.25%	1D P TONA	Monthly	12,110
Tapestry, Inc.	Merrill Lynch International		482,188	02/15/28	0.20%	1D OBFR01	Monthly	(13,772)
TDK Corp.	Citibank N.A.		472,989	02/24/27	0.25%	1D P TONA	Monthly	(42,250)
TE Connectivity PLC	Citibank N.A.		829,491	02/24/28	0.20%	1D OBFR01	Monthly	(43,212)
Tele2 AB, B Shares	Merrill Lynch International		446,642	02/15/28	0.26%	1D STIBOR	Monthly	(28,994)
Telefonaktiebolaget LM Ericsson, B Shares	Citibank N.A.		667,258	02/24/27	0.26%	TN STIBOR	Monthly	(16,806)
Tencent Holdings Ltd.	JPMorgan Chase Bank N.A.		352,892	02/10/27	0.64%	HONIA	Monthly	(10,760)

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Tencent Holdings Ltd.	Merrill Lynch International	USD	556,711	02/15/28	0.30%	HONIA	Monthly	$ (32,477)
Tencent Music Entertainment Group, ADR	Citibank N.A.		342,774	02/24/28	0.20%	1D OBFR01	Monthly	411
TJX Cos., Inc. (The)	Barclays Bank PLC		492,510	09/14/26	0.20%	1D OBFR01	Monthly	(38,010)
T-Mobile U.S., Inc.	Citibank N.A.		628,509	02/24/28	0.20%	1D OBFR01	Monthly	(41,454)
Tobu Railway Co. Ltd.	Citibank N.A.		518,765	02/24/27	0.25%	1D P TONA	Monthly	11,125
Toda Corp.	Citibank N.A.		554,277	02/24/27	0.25%	1D P TONA	Monthly	7,065
Tokyo Century Corp.	Barclays Bank PLC		608,640	08/14/28	-	1D P TONA	Monthly	15,721
Toyota Boshoku Corp.	Barclays Bank PLC		541,849	08/14/28	-	1D P TONA	Monthly	(7,174)
Tractor Supply Co.	Merrill Lynch International		282,109	02/15/28	-	1D OBFR01	Monthly	2,381
Transurban Group	Merrill Lynch International		475,053	02/15/28	0.25%	1D AONIA	Monthly	(30,603)
Trend Micro, Inc.	Citibank N.A.		488,479	02/24/27	0.25%	1D P TONA	Monthly	30,205
Tripod Technology Corp.	Merrill Lynch International		652,928	02/15/28	0.40%	1D OBFR01	Monthly	5,894
Truist Financial Corp.	Merrill Lynch International		572,064	02/15/28	0.20%	1D OBFR01	Monthly	15,812
Tryg A/S	Merrill Lynch International		411,636	02/15/28	0.26%	1W CIBOR	Monthly	375
Tsingtao Brewery Co. Ltd., Class H	Merrill Lynch International		364,818	02/15/28	0.30%	HONIA	Monthly	(1,575)
Ulta Beauty, Inc.	Barclays Bank PLC		325,542	09/14/26	0.20%	1D OBFR01	Monthly	(9,856)
UniCredit SpA	Citibank N.A.		466,414	02/24/27	0.15%	1D ESTR	Monthly	(9,358)
Unilever PLC	Merrill Lynch International		543,196	02/15/28	0.25%	1D SONIA	Monthly	21,440
United Integrated Services Co. Ltd.	Merrill Lynch International		303,235	02/15/28	0.40%	1D OBFR01	Monthly	(8,428)
Universal Health Services, Inc., Class B	Citibank N.A.		313,808	02/24/28	0.20%	1D OBFR01	Monthly	13,310
USS Co. Ltd.	JPMorgan Chase Bank N.A.		438,185	02/10/27	0.25%	1D P TONA	Monthly	16,386
Venture Corp. Ltd.	JPMorgan Chase Bank N.A.		709,315	02/10/27	0.30%	1D OBFR01	Monthly	(17,413)
VeriSign, Inc.	Merrill Lynch International		407,279	02/15/28	-	1D OBFR01	Monthly	(29,939)
Vertex Pharmaceuticals, Inc.	Barclays Bank PLC		513,469	09/14/26	0.20%	1D OBFR01	Monthly	32,934
Vibra Energia SA	JPMorgan Chase Bank N.A.		573,632	02/10/27	0.40%	1D OBFR01	Monthly	17,700
VICI Properties, Inc.	Merrill Lynch International		1,290,272	02/15/28	-	1D OBFR01	Monthly	(55,697)
Vodafone Group PLC	Citibank N.A.		630,371	02/24/27	0.10%	1D SONIA	Monthly	(44,165)
VZ Holding AG	Merrill Lynch International		812,985	02/15/28	0.26%	SSARON	Monthly	11,250
Walt Disney Co. (The)	Merrill Lynch International		538,957	02/15/28	0.20%	1D OBFR01	Monthly	(28,832)
Wells Fargo & Co.	Merrill Lynch International		624,122	02/15/28	-	1D OBFR01	Monthly	(4,322)
WH Group Ltd.	JPMorgan Chase Bank N.A.		347,118	02/10/27	0.30%	HONIA	Monthly	(25,312)
Winbond Electronics Corp.	Merrill Lynch International		272,911	02/15/28	0.40%	1D OBFR01	Monthly	36,135
Xiaomi Corp., Class B	JPMorgan Chase Bank N.A.		256,245	02/10/27	0.30%	HONIA	Monthly	(52,376)
XPeng, Inc., A Shares	JPMorgan Chase Bank N.A.		179,450	02/10/27	0.15%	HONIA	Monthly	(29,677)
Zeon Corp.	Barclays Bank PLC		394,012	08/14/28	-	1D P TONA	Monthly	2,115
Total long positions of equity swaps								(679,894)
Short Contracts(b)
77 Bank Ltd. (The)	Barclays Bank PLC		(389,079)	08/14/28	(0.20)%	1D P TONA	Monthly	325
Abbott Laboratories	Merrill Lynch International		(469,951)	02/15/28	(0.15)%	1D OBFR01	Monthly	(10,971)
ACS Actividades de Construccion y Servicios SA	Merrill Lynch International		(398,950)	02/15/28	-	1D ESTR	Monthly	(12,809)
Advanced Energy Industries, Inc.	JPMorgan Chase Bank N.A.		(70,405)	02/09/27	(0.15)%	1D OBFR01	Monthly	(15,355)
Adyen NV	Merrill Lynch International		(388,402)	02/15/28	(0.26)%	1D ESTR	Monthly	13,155
Aeroports de Paris SA	Barclays Bank PLC		(419,288)	10/15/27	(0.26)%	1D ESTR	Monthly	(11,014)
AGC, Inc.	Barclays Bank PLC		(412,002)	08/14/28	(0.20)%	1D P TONA	Monthly	27,439
Airtel Africa PLC	Merrill Lynch International		(296,952)	02/15/28	(0.10)%	1D SONIA	Monthly	30,898
Akzo Nobel NV	Citibank N.A.		(594,903)	02/24/27	(0.26)%	1D ESTR	Monthly	10,052
Allegion PLC	Citibank N.A.		(654,650)	02/24/28	(0.15)%	1D OBFR01	Monthly	(47,800)
Alphabet, Inc., NVS, Class C	JPMorgan Chase Bank N.A.		(270,878)	02/09/27	(0.15)%	1D OBFR01	Monthly	5,880
Amano Corp.	Barclays Bank PLC		(671,773)	08/14/28	(0.20)%	1D P TONA	Monthly	(8,481)
Amcor PLC	Barclays Bank PLC		(577,656)	09/14/26	(0.15)%	1D OBFR01	Monthly	(37,914)
American Electric Power Co., Inc.	Barclays Bank PLC		(508,170)	09/14/26	(0.15)%	1D OBFR01	Monthly	(25,389)
American Express Co.	Merrill Lynch International		(704,298)	02/15/28	(0.15)%	1D OBFR01	Monthly	(6,027)
Ameriprise Financial, Inc.	Citibank N.A.		(491,958)	02/24/28	(0.15)%	1D OBFR01	Monthly	(12,678)
Ampol Ltd.	JPMorgan Chase Bank N.A.		(546,152)	02/10/27	(0.21)%	1D AONIA	Monthly	50,438
Amrize Ltd.	Citibank N.A.		(405,206)	02/24/27	-	SSARON	Monthly	3,632
Anheuser-Busch InBev SA	JPMorgan Chase Bank N.A.		(961,740)	02/11/27	(0.26)%	1D ESTR	Monthly	(62,869)
Apollo Global Management, Inc.	Merrill Lynch International		(353,886)	02/15/28	(0.15)%	1D OBFR01	Monthly	46,280
Associated British Foods PLC	Citibank N.A.		(586,200)	02/24/27	(0.25)%	1D SONIA	Monthly	(31,581)

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
ASX Ltd.	JPMorgan Chase Bank N.A.	USD	(505,012)	02/10/27	(0.19)%	1D AONIA	Monthly	$ (59,607)
AT&T Inc.	Merrill Lynch International		(836,015)	02/15/28	-	1D OBFR01	Monthly	88,745
Axon Enterprise, Inc.	Merrill Lynch International		(265,926)	02/15/28	(0.15)%	1D OBFR01	Monthly	(70,440)
BAE Systems PLC	JPMorgan Chase Bank N.A.		(197,201)	02/11/27	(0.25)%	1D SONIA	Monthly	10,362
Baker Hughes Co., Class A	Barclays Bank PLC		(337,155)	09/14/26	(0.15)%	1D OBFR01	Monthly	20,805
Barratt Redrow PLC	Barclays Bank PLC		(50,159)	10/15/27	(0.10)%	1D SONIA	Monthly	(2,798)
Barratt Redrow PLC	Citibank N.A.		(475,452)	02/24/27	(0.25)%	1D SONIA	Monthly	(26,520)
Baxter International, Inc.	Citibank N.A.		(302,764)	02/24/28	(0.15)%	1D OBFR01	Monthly	(25,564)
BB Seguridade Participacoes SA	Merrill Lynch International		(427,117)	02/15/28	(0.40)%	1D OBFR01	Monthly	(14,230)
Beijer Ref AB	Merrill Lynch International		(648,496)	02/15/28	(0.26)%	1D STIBOR	Monthly	(27,193)
Berkeley Group Holdings PLC	Barclays Bank PLC		(60,181)	10/15/27	(0.10)%	1D SONIA	Monthly	(118)
Berkeley Group Holdings PLC	Citibank N.A.		(1,027,205)	02/24/27	(0.25)%	1D SONIA	Monthly	(2,510)
Berkshire Hathaway, Inc., Class B	Citibank N.A.		(635,297)	02/24/28	(0.15)%	1D OBFR01	Monthly	(15,210)
BioMerieux	Barclays Bank PLC		(231,360)	10/15/27	(0.10)%	1D ESTR	Monthly	(4,144)
BioMerieux	Citibank N.A.		(515,210)	02/24/27	(0.26)%	1D ESTR	Monthly	(10,749)
Boliden AB	Barclays Bank PLC		(216,589)	10/15/27	(0.15)%	1D STIBOR	Monthly	7,526
Boliden AB	Citibank N.A.		(601,091)	02/24/27	(0.22)%	TN STIBOR	Monthly	19,105
Bollore SE	Barclays Bank PLC		(1,311,572)	10/15/27	(0.26)%	1D ESTR	Monthly	296,195
Brenntag SE	Barclays Bank PLC		(128,947)	10/15/27	(0.26)%	1D ESTR	Monthly	1,252
Brenntag SE	Citibank N.A.		(448,061)	02/24/27	(0.26)%	1D ESTR	Monthly	4,167
Brookfield Asset Management Ltd., Class A	Citibank N.A.		(587,549)	02/24/28	(0.20)%	1D CORRA	Monthly	17,852
Brookfield Corp.	Merrill Lynch International		(694,832)	02/15/28	(0.20)%	CABROVER	Monthly	37,787
Brother Industries Ltd.	Merrill Lynch International		(639,705)	03/15/28	(0.15)%	1D P TONA	Monthly	20,939
BT Group PLC	Barclays Bank PLC		(536,838)	10/15/27	(0.25)%	1D SONIA	Monthly	8,569
Caixa Seguridade Participacoes S/A	Merrill Lynch International		(710,682)	02/15/28	(0.40)%	1D OBFR01	Monthly	(40,708)
Canon, Inc.	Barclays Bank PLC		(618,592)	08/14/28	(0.20)%	1D P TONA	Monthly	16,748
Capcom Co. Ltd.	Barclays Bank PLC		(425,507)	08/14/28	(0.20)%	1D P TONA	Monthly	(17,821)
CAR Group Ltd.	JPMorgan Chase Bank N.A.		(848,635)	02/10/27	(0.25)%	1D AONIA	Monthly	22,131
Cathay Financial Holding Co. Ltd.	JPMorgan Chase Bank N.A.		(531,448)	02/11/27	(0.35)%	1D OBFR01	Monthly	10,370
Cathay Pacific Airways Ltd.	JPMorgan Chase Bank N.A.		(313,880)	02/10/27	(0.75)%	HONIA	Monthly	(28,189)
Chailease Holding Co. Ltd.	JPMorgan Chase Bank N.A.		(749,183)	02/11/27	(0.56)%	1D OBFR01	Monthly	(15,035)
China Construction Bank Corp., Class H	JPMorgan Chase Bank N.A.		(815,096)	02/10/27	(0.30)%	HONIA	Monthly	56,666
China Railway Group Ltd., Class H	Merrill Lynch International		(319,464)	02/15/28	(0.15)%	HONIA	Monthly	31,951
China Resources Land Ltd.	Merrill Lynch International		(325,360)	02/15/28	(0.30)%	HONIA	Monthly	52,592
Church & Dwight Co., Inc.	Merrill Lynch International		(501,053)	02/15/28	-	1D OBFR01	Monthly	6,965
Cia Paranaense de Energia - Copel	Merrill Lynch International		(619,854)	02/15/28	(0.40)%	1D OBFR01	Monthly	(11,323)
Cincinnati Financial Corp.	Merrill Lynch International		(724,241)	02/15/28	-	1D OBFR01	Monthly	2,195
CK Hutchison Holdings Ltd.	Merrill Lynch International		(361,734)	02/15/28	(0.30)%	HONIA	Monthly	18,471
CLP Holdings Ltd.	Merrill Lynch International		(618,547)	02/15/28	(0.15)%	HONIA	Monthly	(3,016)
CMOC Group Ltd., Class H	Merrill Lynch International		(76,426)	02/15/28	(0.30)%	HONIA	Monthly	17,824
Coca-Cola HBC AG	Barclays Bank PLC		(586,066)	10/15/27	(0.10)%	1D SONIA	Monthly	(33,199)
Cochlear Ltd.	JPMorgan Chase Bank N.A.		(535,508)	02/10/27	(0.25)%	1D AONIA	Monthly	(111,259)
Colgate-Palmolive Co.	Merrill Lynch International		(806,210)	02/15/28	-	1D OBFR01	Monthly	(9,742)
Comcast Corp., Class A	Citibank N.A.		(920,603)	02/24/28	(0.15)%	1D OBFR01	Monthly	(81,037)
Comfort Systems U.S.A., Inc.	Merrill Lynch International		(585,606)	02/15/28	(0.15)%	1D OBFR01	Monthly	(8,979)
ComfortDelGro Corp. Ltd.	JPMorgan Chase Bank N.A.		(492,517)	02/10/27	(1.18)%	1D OBFR01	Monthly	(19,358)
Commerzbank AG	Barclays Bank PLC		(1,218,926)	10/15/27	(0.26)%	1D ESTR	Monthly	26,275
Commonwealth Bank of Australia	JPMorgan Chase Bank N.A.		(344,734)	02/10/27	(0.25)%	1D AONIA	Monthly	(8,555)
Community Financial System, Inc.	JPMorgan Chase Bank N.A.		(413,241)	02/09/27	(0.15)%	1D OBFR01	Monthly	(20,824)
Corning, Inc.	JPMorgan Chase Bank N.A.		(138,592)	02/09/27	(0.15)%	1D OBFR01	Monthly	(50,171)
Corpay, Inc.	Barclays Bank PLC		(486,038)	09/14/26	(0.15)%	1D OBFR01	Monthly	19,460
Cosan SA	JPMorgan Chase Bank N.A.		(95,542)	02/10/27	-	1D OBFR01	Monthly	(312)
Cosan SA	Merrill Lynch International		(68,219)	02/15/28	-	1D OBFR01	Monthly	(221)
Credicorp Ltd.	Merrill Lynch International		(579,712)	02/15/28	(0.15)%	1D OBFR01	Monthly	(43,616)
Crown Castle, Inc.	Citibank N.A.		(457,160)	02/24/28	(0.15)%	1D OBFR01	Monthly	40,645
CTBC Financial Holding Co. Ltd.	JPMorgan Chase Bank N.A.		(566,945)	02/11/27	(0.46)%	1D OBFR01	Monthly	2,060
CVB Financial Corp.	JPMorgan Chase Bank N.A.		(357,254)	02/09/27	(0.15)%	1D OBFR01	Monthly	(35,725)
Daito Trust Construction Co. Ltd.	Barclays Bank PLC		(414,058)	08/14/28	(0.20)%	1D P TONA	Monthly	(11,945)
Danone SA	Barclays Bank PLC		(739,027)	10/15/27	(0.10)%	1D ESTR	Monthly	(29,313)
Dassault Systemes SE	Citibank N.A.		(430,032)	02/24/27	(0.26)%	1D ESTR	Monthly	(20,747)

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Delivery Hero SE	Citibank N.A.	USD	(250,092)	02/24/27	(0.26)%	1D ESTR	Monthly	$ 4,555
Demant A/S	Merrill Lynch International		(383,390)	02/15/28	-	1W CIBOR	Monthly	(27,355)
Descartes Systems Group, Inc. (The)	Citibank N.A.		(438,185)	02/24/28	(0.20)%	1D CORRA	Monthly	(18,940)
Discovery Ltd.	Merrill Lynch International		(686,854)	02/15/28	(0.35)%	1M JIBAR	Monthly	50,641
Dr Ing hc F Porsche AG, Preference Shares, NVS	Barclays Bank PLC		(208,150)	10/15/27	(0.26)%	1D ESTR	Monthly	18,439
Dr Ing hc F Porsche AG, Preference Shares, NVS	Citibank N.A.		(286,863)	02/24/27	(1.50)%	1D ESTR	Monthly	25,412
EMS-Chemie Holding AG, Registered Shares	Merrill Lynch International		(782,241)	02/15/28	(0.26)%	SSARON	Monthly	10,762
Endeavour Group Ltd.	JPMorgan Chase Bank N.A.		(360,242)	02/10/27	(0.25)%	1D AONIA	Monthly	(33,847)
Energisa S/A	Merrill Lynch International		(525,273)	02/15/28	(0.40)%	1D OBFR01	Monthly	(8,776)
Equinix, Inc.	Merrill Lynch International		(433,300)	02/15/28	-	1D OBFR01	Monthly	16,344
Equinox Gold Corp.	Merrill Lynch International		(411,016)	02/15/28	(0.20)%	CABROVER	Monthly	48,525
Equity Residential	Barclays Bank PLC		(1,048,626)	09/14/26	(0.15)%	1D OBFR01	Monthly	(51,840)
Essex Property Trust, Inc.	Citibank N.A.		(552,560)	02/24/28	(0.15)%	1D OBFR01	Monthly	(30,620)
Everest Group Ltd.	Citibank N.A.		(916,110)	02/24/28	(0.15)%	1D OBFR01	Monthly	(48,411)
Expand Energy Corp.	Citibank N.A.		(795,681)	02/24/28	(0.15)%	1D OBFR01	Monthly	(25,029)
Expeditors International of Washington, Inc.	Citibank N.A.		(701,025)	02/24/28	(0.15)%	1D OBFR01	Monthly	211
F5, Inc.	Citibank N.A.		(508,651)	02/24/28	(0.15)%	1D OBFR01	Monthly	(32,097)
Fairfax Financial Holdings Ltd.	Citibank N.A.		(630,335)	02/24/28	(0.20)%	1D CORRA	Monthly	(27,586)
Federal Realty Investment Trust	Citibank N.A.		(839,868)	02/24/28	(0.15)%	1D OBFR01	Monthly	(11,868)
FirstEnergy Corp.	Citibank N.A.		(729,456)	02/24/28	(0.15)%	1D OBFR01	Monthly	(12,168)
Food & Life Cos. Ltd.	Barclays Bank PLC		(289,235)	08/14/28	(0.20)%	1D OBFR01	Monthly	(322)
Fubon Financial Holding Co. Ltd.	JPMorgan Chase Bank N.A.		(247,686)	02/11/27	(0.35)%	1D OBFR01	Monthly	(181)
Fuji Media Holdings, Inc.	Barclays Bank PLC		(77,472)	08/14/28	(0.20)%	1D P TONA	Monthly	1,949
Fuji Media Holdings, Inc.	Citibank N.A.		(237,204)	02/24/27	(1.05)%	1D P TONA	Monthly	15,357
FUJIFILM Holdings Corp.	Barclays Bank PLC		(587,648)	08/14/28	(0.20)%	1D P TONA	Monthly	(15,647)
Gecina SA	Citibank N.A.		(850,197)	02/24/27	(0.26)%	1D ESTR	Monthly	(6,828)
Gen Digital, Inc.	Citibank N.A.		(612,066)	02/24/28	(0.15)%	1D OBFR01	Monthly	(50,008)
General Dynamics Corp.	Merrill Lynch International		(539,295)	02/15/28	(0.15)%	1D OBFR01	Monthly	7,935
General Motors Co.	Citibank N.A.		(804,300)	02/24/28	(0.15)%	1D OBFR01	Monthly	33,500
Genting Singapore Ltd.	Merrill Lynch International		(378,864)	02/15/28	-	1D OBFR01	Monthly	2,476
Genuine Parts Co.	Citibank N.A.		(357,374)	02/24/28	(0.15)%	1D OBFR01	Monthly	(43,758)
Georg Fischer AG, Registered Shares	Merrill Lynch International		(492,329)	02/15/28	(0.26)%	1D OBFR01	Monthly	351
Gildan Activewear, Inc.	Merrill Lynch International		(800,858)	02/15/28	-	CABROVER	Monthly	104,845
Global Payments, Inc.	Merrill Lynch International		(762,746)	02/15/28	(0.15)%	1D OBFR01	Monthly	(86,206)
Goodman Group	JPMorgan Chase Bank N.A.		(299,296)	02/10/27	(0.25)%	1D AONIA	Monthly	(614)
Great-West Lifeco, Inc.	Citibank N.A.		(559,949)	02/24/28	(0.20)%	1D CORRA	Monthly	(7,154)
Great-West Lifeco, Inc.	Merrill Lynch International		(18,043)	02/15/28	(0.20)%	CABROVER	Monthly	(1,072)
Gunma Bank Ltd. (The)	Barclays Bank PLC		(410,720)	08/14/28	(0.20)%	1D P TONA	Monthly	(5,003)
Hankyu Hanshin Holdings, Inc.	Barclays Bank PLC		(1,556,231)	08/14/28	(0.20)%	1D P TONA	Monthly	(14,550)
Hexagon AB, B Shares	Barclays Bank PLC		(29,606)	10/15/27	(0.15)%	1D STIBOR	Monthly	649
Hexagon AB, B Shares	Merrill Lynch International		(629,251)	02/15/28	(0.26)%	1D STIBOR	Monthly	(351)
HOCHTIEF AG	Merrill Lynch International		(339,489)	02/15/28	(0.26)%	1D ESTR	Monthly	(8,300)
Holmen AB, B Shares	Citibank N.A.		(666,280)	02/24/27	(0.31)%	TN STIBOR	Monthly	12,604
Holmen AB, B Shares	Merrill Lynch International		(169,555)	02/15/28	(0.26)%	1D STIBOR	Monthly	2,993
Howden Joinery Group PLC	Barclays Bank PLC		(472,922)	10/15/27	(0.25)%	1D SONIA	Monthly	(14,002)
HUB24 Ltd.	JPMorgan Chase Bank N.A.		(311,603)	02/10/27	(0.25)%	1D AONIA	Monthly	33,600
Huntington Bancshares, Inc.	Merrill Lynch International		(755,519)	02/15/28	(0.15)%	1D OBFR01	Monthly	(22,828)
Indutrade AB	Barclays Bank PLC		(400,698)	10/15/27	(0.15)%	1D STIBOR	Monthly	(31,787)
Infineon Technologies AG	Barclays Bank PLC		(333,863)	10/15/27	(0.10)%	1D ESTR	Monthly	13,577
InPost SA	Barclays Bank PLC		(405,738)	10/15/27	(0.10)%	1D ESTR	Monthly	(1,356)
InPost SA	Merrill Lynch International		(529,352)	02/15/28	(0.26)%	1D ESTR	Monthly	(4,629)
Interactive Brokers Group, Inc., Class A	Barclays Bank PLC		(871,380)	09/14/26	(0.15)%	1D OBFR01	Monthly	88,020
International Flavors & Fragrances, Inc.	Barclays Bank PLC		(607,600)	09/14/26	(0.15)%	1D OBFR01	Monthly	(26,160)
International Paper Co.	Barclays Bank PLC		(67,986)	10/15/27	(0.75)%	1D SONIA	Monthly	(887)
International Paper Co.	JPMorgan Chase Bank N.A.		(499,430)	02/11/27	(0.50)%	1D SONIA	Monthly	(80,862)
International Paper Co.	Merrill Lynch International		(524,016)	02/15/28	(0.15)%	1D OBFR01	Monthly	(24,624)
Intertek Group PLC	Barclays Bank PLC		(38,467)	10/15/27	(0.25)%	1D SONIA	Monthly	(22)
Intertek Group PLC	Citibank N.A.		(615,497)	02/24/27	(0.24)%	1D SONIA	Monthly	(327)

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
iShares iBoxx USD High Yield Corporate Bond ETF	Citibank N.A.	USD	(10,249,667)	02/24/28	(1.40)%	1D OBFR01	Monthly	$ (3,847)
iShares iBoxx USD Investment Grade Corporate Bond ETF	JPMorgan Chase Bank N.A.		(12,368,872)	02/09/27	(0.87)%	1D OBFR01	Monthly	(115,608)
iShares iBoxx USD Investment Grade Corporate Bond ETF	Merrill Lynch International		(9,371,178)	02/15/28	(0.15)%	1D OBFR01	Monthly	(6,879)
iShares Preferred & Income Securities ETF	Merrill Lynch International		(13,662,450)	02/15/28	(0.50)%	1D OBFR01	Monthly	353,565
Itau Unibanco Holding SA, Preference Shares, NVS	Merrill Lynch International		(546,403)	02/15/28	-	1D OBFR01	Monthly	1,758
Ivanhoe Mines Ltd., Class A	Merrill Lynch International		(373,634)	02/15/28	(0.20)%	CABROVER	Monthly	39,140
Japan Steel Works Ltd. (The)	Barclays Bank PLC		(349,618)	08/14/28	(0.20)%	1D P TONA	Monthly	9,555
Japan Steel Works Ltd. (The)	Citibank N.A.		(70,286)	02/24/27	(0.15)%	1D P TONA	Monthly	3,232
Jeol Ltd.	Barclays Bank PLC		(85,806)	08/14/28	(0.20)%	1D P TONA	Monthly	(2,320)
Jeol Ltd.	Merrill Lynch International		(353,468)	03/15/28	(0.15)%	1D P TONA	Monthly	(50,059)
Johnson Controls International PLC	Barclays Bank PLC		(874,439)	09/14/26	(0.15)%	1D OBFR01	Monthly	12,390
JX Advanced Metals Corp.	JPMorgan Chase Bank N.A.		(1,781,583)	02/10/27	(0.25)%	1D P TONA	Monthly	(365,641)
Kadokawa Corp.	Barclays Bank PLC		(582,971)	08/14/28	(0.20)%	1D P TONA	Monthly	(32,448)
Keurig Dr. Pepper, Inc.	Citibank N.A.		(463,844)	02/24/28	(0.15)%	1D OBFR01	Monthly	8,897
KeyCorp	Merrill Lynch International		(760,038)	02/15/28	(0.15)%	1D OBFR01	Monthly	(21,357)
Keyence Corp.	Barclays Bank PLC		(382,373)	08/14/28	(0.20)%	1D P TONA	Monthly	(22,017)
Kimberly-Clark Corp.	Merrill Lynch International		(581,164)	02/15/28	-	1D OBFR01	Monthly	(617)
Koninklijke Ahold Delhaize NV	Barclays Bank PLC		(779,079)	10/15/27	(0.10)%	1D ESTR	Monthly	(21,745)
Koninklijke Philips NV	Barclays Bank PLC		(408,693)	10/15/27	(0.26)%	1D ESTR	Monthly	(1,947)
Kose Holdings Corp.	Barclays Bank PLC		(624,434)	08/14/28	(0.20)%	1D P TONA	Monthly	7,433
Kusuri no Aoki Holdings Co. Ltd.	Barclays Bank PLC		(58,494)	08/14/28	(0.20)%	1D P TONA	Monthly	701
Kusuri no Aoki Holdings Co. Ltd.	Citibank N.A.		(391,459)	02/24/27	(0.25)%	1D P TONA	Monthly	4,694
Kusuri no Aoki Holdings Co. Ltd.	Merrill Lynch International		(67,794)	03/15/28	(0.25)%	1D P TONA	Monthly	3,333
Kyowa Kirin Co. Ltd.	Barclays Bank PLC		(563,054)	08/14/28	(0.20)%	1D P TONA	Monthly	(13,098)
Lanxess AG	JPMorgan Chase Bank N.A.		(758,608)	02/11/27	(1.00)%	1D ESTR	Monthly	1,545
Leidos Holdings, Inc.	Merrill Lynch International		(694,834)	02/15/28	-	1D OBFR01	Monthly	35,826
Lennar Corp., Class A	Merrill Lynch International		(402,947)	02/15/28	(0.15)%	1D OBFR01	Monthly	(4,258)
Lennox International, Inc.	Citibank N.A.		(428,832)	02/24/28	(0.15)%	1D OBFR01	Monthly	(29,528)
Li Auto, Inc., Class A	Merrill Lynch International		(620,878)	02/15/28	(0.30)%	HONIA	Monthly	109,305
Loblaw Cos. Ltd.	Citibank N.A.		(621,175)	02/24/28	(0.20)%	1D CORRA	Monthly	(9,409)
Lottery Corp. Ltd. (The)	JPMorgan Chase Bank N.A.		(947,608)	02/10/27	(0.25)%	1D AONIA	Monthly	(94,719)
Lululemon Athletica, Inc.	Barclays Bank PLC		(896,155)	09/14/26	(0.15)%	1D OBFR01	Monthly	(74,375)
mBank SA	JPMorgan Chase Bank N.A.		(462,943)	02/11/27	(0.50)%	1D OBFR01	Monthly	(8,796)
McDonald’s Holdings Co. Japan Ltd.	Barclays Bank PLC		(714,789)	08/14/28	(0.20)%	1D P TONA	Monthly	(30,474)
Mebuki Financial Group, Inc.	Barclays Bank PLC		(495,179)	08/14/28	(0.20)%	1D P TONA	Monthly	(843)
Mercari, Inc.	Barclays Bank PLC		(314,052)	08/14/28	(0.20)%	1D P TONA	Monthly	(11,452)
Mercari, Inc.	Merrill Lynch International		(299,714)	03/15/28	(0.15)%	1D P TONA	Monthly	(30,837)
Meta Platforms, Inc., Class A	JPMorgan Chase Bank N.A.		(204,887)	02/09/27	(0.15)%	1D OBFR01	Monthly	7,735
Mid-America Apartment Communities, Inc.	Merrill Lynch International		(543,668)	02/15/28	-	1D OBFR01	Monthly	(25,986)
Moncler SpA	Citibank N.A.		(415,520)	02/24/27	(0.14)%	1D ESTR	Monthly	2,319
Monolithic Power Systems, Inc.	Citibank N.A.		(262,907)	02/24/28	(0.15)%	1D OBFR01	Monthly	(13,565)
Moody’s Corp.	Merrill Lynch International		(544,872)	02/15/28	(0.15)%	1D OBFR01	Monthly	1,368
Morgan Stanley	Barclays Bank PLC		(953,778)	09/14/26	(0.15)%	1D OBFR01	Monthly	75,810
Mosaic Co. (The)	Citibank N.A.		(455,400)	02/24/28	(0.15)%	1D OBFR01	Monthly	16,767
MTR Corp. Ltd.	Merrill Lynch International		(635,288)	02/15/28	(0.30)%	HONIA	Monthly	22,980
Nebius Group NV	Citibank N.A.		(283,610)	02/24/28	(0.42)%	1D OBFR01	Monthly	7,440
Nexi SpA	Citibank N.A.		(75,970)	02/24/27	(1.00)%	1D ESTR	Monthly	1,075
Nexi SpA	Merrill Lynch International		(477,735)	02/15/28	(0.40)%	1D ESTR	Monthly	(6,861)
NEXTDC Ltd.	JPMorgan Chase Bank N.A.		(149,337)	02/10/27	-	1D AONIA	Monthly	11,557
Nihon Kohden Corp.	Barclays Bank PLC		(474,290)	08/14/28	(0.20)%	1D P TONA	Monthly	(16,356)
NIKE, Inc., Class B	Citibank N.A.		(719,880)	02/24/28	(0.15)%	1D OBFR01	Monthly	34,345
NIPPON EXPRESS HOLDINGS, Inc.	Barclays Bank PLC		(327,232)	08/14/28	(0.20)%	1D P TONA	Monthly	74
Nippon Steel Corp.	Barclays Bank PLC		(1,332,656)	08/14/28	(0.20)%	1D P TONA	Monthly	49,148
Nippon Steel Corp.	JPMorgan Chase Bank N.A.		(280,012)	02/10/27	(0.25)%	1D P TONA	Monthly	53
Nokia Oyj	Barclays Bank PLC		(270,190)	10/15/27	(0.10)%	1D ESTR	Monthly	6,133
Norsk Hydro ASA	Barclays Bank PLC		(525,700)	10/19/27	(0.26)%	NOWA	Monthly	36,161

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Northern Star Resources Ltd.	JPMorgan Chase Bank N.A.	USD	(445,617)	02/10/27	(0.15)%	1D AONIA	Monthly	$ 4,736
Omnicom Group, Inc.	Citibank N.A.		(560,738)	02/24/28	(0.15)%	1D OBFR01	Monthly	(53)
Omron Corp.	Barclays Bank PLC		(403,966)	08/14/28	(0.20)%	1D P TONA	Monthly	13,654
Oriental Land Co. Ltd.	Barclays Bank PLC		(533,146)	08/14/28	(0.20)%	1D P TONA	Monthly	(31,811)
Oversea-Chinese Banking Corp. Ltd.	Merrill Lynch International		(536,969)	02/15/28	(0.30)%	1D OBFR01	Monthly	(25,319)
Pagaya Technologies Ltd., Class A	Barclays Bank PLC		(1,415,744)	09/14/26	(0.50)%	1D OBFR01	Monthly	(296,471)
Pagaya Technologies Ltd., Class A	JPMorgan Chase Bank N.A.		(418,504)	02/09/27	(0.51)%	1D OBFR01	Monthly	(81,345)
Panasonic Holdings Corp.	Barclays Bank PLC		(287,488)	08/14/28	(0.20)%	1D P TONA	Monthly	(16,353)
PayPal Holdings, Inc.	Citibank N.A.		(589,950)	02/24/28	(0.15)%	1D OBFR01	Monthly	(10,252)
Pfizer, Inc.	Citibank N.A.		(481,536)	02/24/28	(0.15)%	1D OBFR01	Monthly	19,200
Pirelli & C SpA	Citibank N.A.		(1,322,151)	02/24/27	(0.16)%	1D ESTR	Monthly	(41,825)
Poste Italiane SpA	Citibank N.A.		(681,803)	02/24/27	-	1D ESTR	Monthly	947
Power Assets Holdings Ltd.	Merrill Lynch International		(247,564)	02/15/28	(0.30)%	HONIA	Monthly	(187)
Public Storage	Barclays Bank PLC		(1,344,924)	09/14/26	(0.15)%	1D OBFR01	Monthly	8,022
Qantas Airways Ltd.	JPMorgan Chase Bank N.A.		(387,521)	02/10/27	(0.25)%	1D AONIA	Monthly	(13,641)
Quanta Computer, Inc.	JPMorgan Chase Bank N.A.		(484,564)	02/11/27	(6.00)%	1D OBFR01	Monthly	6,565
Quanta Services, Inc.	Barclays Bank PLC		(592,112)	09/14/26	(0.15)%	1D OBFR01	Monthly	16,080
Ramsay Health Care Ltd.	JPMorgan Chase Bank N.A.		(350,527)	02/10/27	-	1D AONIA	Monthly	457
RB Global, Inc.	Citibank N.A.		(390,854)	02/24/28	(0.20)%	1D CORRA	Monthly	(28,252)
Realtek Semiconductor Corp.	JPMorgan Chase Bank N.A.		(294,946)	02/11/27	(1.39)%	1D OBFR01	Monthly	(107,448)
Realty Income Corp.	Merrill Lynch International		(639,724)	02/15/28	(0.15)%	1D OBFR01	Monthly	(4,660)
Recruit Holdings Co. Ltd.	Barclays Bank PLC		(451,712)	08/14/28	(0.20)%	1D P TONA	Monthly	(7,509)
Regency Centers Corp.	Barclays Bank PLC		(796,808)	09/14/26	(0.15)%	1D OBFR01	Monthly	(24,514)
Renault SA	Barclays Bank PLC		(774,883)	10/15/27	(0.10)%	1D ESTR	Monthly	71,061
Rentokil Initial PLC	Barclays Bank PLC		(664,414)	10/15/27	(0.10)%	1D SONIA	Monthly	745
Ricoh Co. Ltd.	Barclays Bank PLC		(371,229)	08/14/28	(0.20)%	1D P TONA	Monthly	11,395
Rightmove PLC	Barclays Bank PLC		(173,898)	10/15/27	0.05%	1D SONIA	Monthly	(6,435)
Rightmove PLC	Citibank N.A.		(336,251)	02/24/27	(0.25)%	1D SONIA	Monthly	(12,200)
ROCKWOOL A/S, B Shares	Merrill Lynch International		(491,710)	02/15/28	(0.26)%	1W CIBOR	Monthly	13,809
Salmar ASA	Merrill Lynch International		(489,217)	02/15/28	(0.26)%	NOWA	Monthly	63,323
Sapporo Breweries Ltd.	Barclays Bank PLC		(853,061)	08/14/28	(0.20)%	1D P TONA	Monthly	(65,799)
Sartorius Stedim Biotech	Merrill Lynch International		(320,659)	02/15/28	-	1D ESTR	Monthly	(11,106)
Sawai Group Holdings Co. Ltd.	Barclays Bank PLC		(390,806)	08/14/28	(0.20)%	1D P TONA	Monthly	(13,594)
Sawai Group Holdings Co. Ltd.	Merrill Lynch International		(22,650)	03/15/28	(0.15)%	1D P TONA	Monthly	(221)
Schroders PLC	Citibank N.A.		(516,904)	02/24/27	(0.25)%	1D SONIA	Monthly	(1,434)
Scout24 SE	Citibank N.A.		(533,146)	02/24/27	(0.23)%	1D ESTR	Monthly	3,516
Seibu Holdings, Inc.	Barclays Bank PLC		(311,926)	08/14/28	(0.20)%	1D OBFR01	Monthly	448
Sembcorp Industries Ltd.	JPMorgan Chase Bank N.A.		(477,793)	02/10/27	(1.50)%	1D OBFR01	Monthly	(23,905)
SG Holdings Co. Ltd.	Barclays Bank PLC		(364,916)	08/14/28	(0.20)%	1D P TONA	Monthly	468
Shandong Gold Mining Co. Ltd., Class H	JPMorgan Chase Bank N.A.		(23,635)	02/10/27	-	1D OBFR01	Monthly	(583)
Shandong Gold Mining Co. Ltd., Class H	Merrill Lynch International		(366,380)	02/15/28	-	HONIA	Monthly	98,370
Shimano, Inc.	Barclays Bank PLC		(403,383)	08/14/28	(0.20)%	1D P TONA	Monthly	(1,927)
Shimizu Corp.	Barclays Bank PLC		(430,176)	08/14/28	(0.20)%	1D P TONA	Monthly	(5,315)
Shin-Etsu Chemical Co. Ltd.	Barclays Bank PLC		(337,049)	08/14/28	(0.20)%	1D P TONA	Monthly	10,128
Sigma Foods SAB de CV	Merrill Lynch International		(647,372)	02/15/28	-	TIIEFONDEO	Monthly	(3,348)
Sigma Healthcare Ltd.	JPMorgan Chase Bank N.A.		(449,415)	02/10/27	(0.25)%	1D AONIA	Monthly	26,141
Sodexo SA	Barclays Bank PLC		(650,761)	10/15/27	(0.26)%	1D ESTR	Monthly	(8,624)
Sofina SA	Barclays Bank PLC		(594,531)	10/15/27	(0.26)%	1D ESTR	Monthly	8,741
Standard Bank Group Ltd.	Merrill Lynch International		(705,238)	02/15/28	(0.35)%	1M JIBAR	Monthly	514
Steadfast Group Ltd.	JPMorgan Chase Bank N.A.		(314,533)	02/10/27	(0.25)%	1D AONIA	Monthly	4,965
STMicroelectronics NV	Barclays Bank PLC		(36,614)	10/15/27	(0.10)%	1D ESTR	Monthly	(371)
STMicroelectronics NV	Citibank N.A.		(237,855)	02/24/27	(0.26)%	1D ESTR	Monthly	15,942
STMicroelectronics NV	Citibank N.A.		(261,490)	02/24/27	(0.26)%	1D ESTR	Monthly	17,099
Sumitomo Forestry Co. Ltd.	Barclays Bank PLC		(415,227)	08/14/28	(0.20)%	1D P TONA	Monthly	(13,883)
Sumitomo Mitsui Financial Group, Inc.	Barclays Bank PLC		(327,641)	08/14/28	(0.20)%	1D P TONA	Monthly	6,208
Sumitomo Mitsui Financial Group, Inc.	Merrill Lynch International		(617,440)	03/15/28	(0.15)%	1D P TONA	Monthly	13,774
Sun Hung Kai Properties Ltd.	Merrill Lynch International		(282,117)	02/15/28	(0.30)%	HONIA	Monthly	15,840
Sun Life Financial, Inc.	Merrill Lynch International		(530,038)	02/15/28	-	CABROVER	Monthly	(19,548)
Super Micro Computer, Inc.	Merrill Lynch International		(272,055)	02/15/28	(0.15)%	1D OBFR01	Monthly	49,147
Suzano SA	Merrill Lynch International		(395,337)	02/15/28	-	1D OBFR01	Monthly	17,465

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Swiss Prime Site AG, Registered Shares	Barclays Bank PLC	USD	(488,614)	10/15/27	(0.26)%	SSARON	Monthly	$ (915)
Swisscom AG, Registered Shares	Citibank N.A.		(1,484,963)	02/24/27	(0.20)%	SSARON	Monthly	19,443
Syensqo SA	Citibank N.A.		(341,152)	02/24/27	(0.26)%	1D ESTR	Monthly	8,436
Sysmex Corp.	Barclays Bank PLC		(439,253)	08/14/28	(0.20)%	1D P TONA	Monthly	(23,137)
Taiwan Mobile Co. Ltd.	JPMorgan Chase Bank N.A.		(638,858)	02/11/27	(0.34)%	1D OBFR01	Monthly	(8,362)
Take-Two Interactive Software, Inc.	Merrill Lynch International		(367,591)	02/15/28	(0.15)%	1D OBFR01	Monthly	(57,375)
Target Corp.	Citibank N.A.		(690,054)	02/24/28	(0.15)%	1D OBFR01	Monthly	(2,179)
Technology One Ltd.	JPMorgan Chase Bank N.A.		(362,284)	02/10/27	(0.25)%	1D AONIA	Monthly	27,889
Tema Space Innovators ETF	Barclays Bank PLC		(7,487,414)	09/14/26	(4.00)%	1D OBFR01	Monthly	(107,586)
Tesco PLC	Barclays Bank PLC		(538,165)	10/15/27	(0.10)%	1D SONIA	Monthly	(12,313)
Tokyo Tatemono Co. Ltd.	Barclays Bank PLC		(420,260)	08/14/28	(0.20)%	1D P TONA	Monthly	(2,074)
TOPPAN Holdings, Inc.	Barclays Bank PLC		(340,361)	08/14/28	(0.20)%	1D P TONA	Monthly	(8,425)
TOPPAN Holdings, Inc.	Merrill Lynch International		(176,217)	03/15/28	(0.15)%	1D P TONA	Monthly	(29,884)
Toromont Industries Ltd.	Merrill Lynch International		(507,992)	02/15/28	(0.20)%	CABROVER	Monthly	(51,111)
Trade Desk, Inc. (The), Class A	Citibank N.A.		(290,122)	02/24/28	(0.15)%	1D OBFR01	Monthly	(966)
Trimble, Inc.	Merrill Lynch International		(396,659)	02/15/28	(0.15)%	1D OBFR01	Monthly	(7,663)
Trip.com Group Ltd.	Merrill Lynch International		(388,015)	02/15/28	(0.30)%	HONIA	Monthly	(1,635)
Tsumura & Co.	Barclays Bank PLC		(568,732)	08/14/28	(0.20)%	1D P TONA	Monthly	(1,420)
UBS Group AG, Registered Shares	Citibank N.A.		(547,580)	02/24/27	(0.10)%	SSARON	Monthly	17,276
UDR, Inc.	Barclays Bank PLC		(498,168)	09/14/26	(0.15)%	1D OBFR01	Monthly	(28,776)
United Rentals, Inc.	Barclays Bank PLC		(327,804)	09/14/26	(0.15)%	1D OBFR01	Monthly	(12,063)
Valmet Oyj	Barclays Bank PLC		(43,453)	10/15/27	(0.26)%	1D ESTR	Monthly	(28)
Valmet Oyj	Citibank N.A.		(572,171)	02/24/27	(0.26)%	1D ESTR	Monthly	23,826
Vanguard Intermediate-Term Corporate Bond ETF	JPMorgan Chase Bank N.A.		(8,400,974)	02/09/27	(0.76)%	1D OBFR01	Monthly	(76,932)
Vicinity Ltd.	JPMorgan Chase Bank N.A.		(5,725)	02/10/27	(0.25)%	1D AONIA	Monthly	(338)
Visional, Inc.	Barclays Bank PLC		(266,387)	08/14/28	(0.20)%	1D P TONA	Monthly	(31,153)
Volkswagen AG, Preference Shares, NVS	Citibank N.A.		(862,672)	02/24/27	(0.12)%	1D ESTR	Monthly	108,592
Vonovia SE	JPMorgan Chase Bank N.A.		(496,356)	02/11/27	(0.10)%	1D ESTR	Monthly	(27,353)
Wesfarmers Ltd.	JPMorgan Chase Bank N.A.		(546,472)	02/10/27	(0.25)%	1D AONIA	Monthly	(79,361)
West Japan Railway Co.	Barclays Bank PLC		(597,713)	08/14/28	(0.20)%	1D P TONA	Monthly	(25,341)
Westinghouse Air Brake Technologies Corp.	Citibank N.A.		(1,245,375)	02/24/28	(0.15)%	1D OBFR01	Monthly	32,175
Wharf Real Estate Investment Co. Ltd.	Merrill Lynch International		(286,886)	02/15/28	(0.30)%	HONIA	Monthly	13,787
Willis Towers Watson PLC	Citibank N.A.		(430,049)	02/24/28	(0.15)%	1D OBFR01	Monthly	(14,280)
Wolters Kluwer NV	Barclays Bank PLC		(368,235)	10/15/27	(0.10)%	1D ESTR	Monthly	(325)
WSP Global, Inc.	Citibank N.A.		(529,310)	02/24/28	(0.20)%	1D CORRA	Monthly	(3,851)
WuXi AppTec Co. Ltd., Class H	JPMorgan Chase Bank N.A.		(239,728)	02/10/27	(0.75)%	HONIA	Monthly	(65,398)
Xcel Energy, Inc.	Citibank N.A.		(573,455)	02/24/28	(0.15)%	1D OBFR01	Monthly	11,355
Xero Ltd.	JPMorgan Chase Bank N.A.		(754,427)	02/10/27	(0.25)%	1D AONIA	Monthly	60,667
Yakult Honsha Co. Ltd.	Barclays Bank PLC		(384,301)	08/14/28	(0.20)%	1D P TONA	Monthly	(4,214)
Yokohama Rubber Co. Ltd. (The)	Barclays Bank PLC		(356,745)	08/14/28	(0.20)%	1D P TONA	Monthly	18,449
Yokohama Rubber Co. Ltd. (The)	Citibank N.A.		(40,292)	02/24/27	-	1D P TONA	Monthly	(303)
Zensho Holdings Co. Ltd.	Barclays Bank PLC		(575,449)	08/14/28	(0.20)%	1D P TONA	Monthly	(41,891)
Zimmer Biomet Holdings, Inc.	Citibank N.A.		(383,196)	02/24/28	(0.15)%	1D OBFR01	Monthly	4,400
ZOZO, Inc.	Barclays Bank PLC		(281,038)	08/14/28	(0.20)%	1D P TONA	Monthly	(5,868)
ZOZO, Inc.	Merrill Lynch International		(182,172)	03/15/28	(0.15)%	1D P TONA	Monthly	(9,334)
ZTO Express Cayman, Inc.	JPMorgan Chase Bank N.A.		(879,764)	02/10/27	(0.40)%	HONIA	Monthly	1,243
Total short positions of equity swaps								(1,284,772)
Total long and short positions of equity swaps								(1,964,666)
Net dividends and financing fees								(598,238)
Total equity swap contracts including dividends and financing fees								$ (2,562,904)

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 2,289,276,679	$ 67,977,772	$ 2,357,254,451
Common Stocks
Aerospace & Defense	458,793	89,880,049	—	90,338,842
Banks	11,398,347	—	—	11,398,347
Building Products	426,384	—	—	426,384
Capital Markets	496,617	1,013,468	193,436	1,703,521
Chemicals	942,014	—	—	942,014
Communications Equipment	2,424,404	—	—	2,424,404
Diversified Telecommunication Services	—	326,461	—	326,461
Electric Utilities	1,164,785	—	—	1,164,785
Electrical Equipment	270,825	—	—	270,825
Energy Equipment & Services	7,263,804	—	—	7,263,804
Entertainment	765,284	228,204	—	993,488
Financial Services	—	—	15,233,139	15,233,139
Ground Transportation	56,932	—	—	56,932
Hotels, Restaurants & Leisure	6,272,082	—	—	6,272,082
Household Durables	4,656,275	—	—	4,656,275
Independent Power and Renewable Electricity Producers	63,780	—	—	63,780
IT Services	850,669	—	2,406,216	3,256,885
Machinery	—	2,890,958	—	2,890,958
Media	11,529,243	—	—	11,529,243
Metals & Mining	1,200,837	595,673	—	1,796,510
Oil, Gas & Consumable Fuels	5,607,463	—	32,123,588	37,731,051
Pharmaceuticals	190,709	—	—	190,709
Real Estate Management & Development	—	—	5,753,961	5,753,961
Semiconductors & Semiconductor Equipment	114,990	—	—	114,990
Software	374,454	83,010	9,837,637	10,295,101
Trading Companies & Distributors	413,372	—	—	413,372
Corporate Bonds	—	4,184,991,056	246,999,574	4,431,990,630
Fixed Rate Loan Interests	—	—	29,154,277	29,154,277
Floating Rate Loan Interests	—	49,142,367	228,173,603	277,315,970
Foreign Agency Obligations	—	29,584,059	—	29,584,059
Foreign Government Obligations	—	725,106,610	—	725,106,610
Investment Companies	450,091,208	—	—	450,091,208
Municipal Bonds	—	104,161,456	—	104,161,456
Non-Agency Mortgage-Backed Securities	—	2,685,253,242	71,308,876	2,756,562,118

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Preferred Securities
Capital Trusts	$ —	$ 203,174,652	$ —	$ 203,174,652
Preferred Stocks	5,235,474	447,086	100,514,994	106,197,554
U.S. Government Sponsored Agency Securities	—	10,351,380,849	—	10,351,380,849
U.S. Treasury Obligations	—	1,750,682,623	—	1,750,682,623
Warrants
Banks	—	—	2,900,169	2,900,169
Beverages	—	—	—	—
Capital Markets	8,988	—	—	8,988
Financial Services	—	—	1	1
Hotels, Restaurants & Leisure	—	—	865,975	865,975
Machinery	8,425	2,300	—	10,725
Passenger Airlines	—	1,767	—	1,767
Real Estate Management & Development	234	—	—	234
Software	5,128	—	2,527,778	2,532,906
Specialty Retail	538	—	330,210	330,748
Trading Companies & Distributors	56	—	—	56
Short-Term Securities
Borrowed Bond Agreements	—	15,808,859	—	15,808,859
Foreign Government Obligations	—	5,645,779	—	5,645,779
Money Market Funds	796,223,211	—	—	796,223,211
Options Purchased
Credit Contracts	—	29,506	—	29,506
Equity Contracts	1,036,062	69,853	—	1,105,915
Foreign Currency Exchange Contracts	—	2,744,814	—	2,744,814
Interest Rate Contracts	40,578	12,573,307	—	12,613,885
Unfunded Floating Rate Loan Interests (a)	—	159,313	58,851	218,164
Liabilities
Borrowed Bonds	—	(29,178,098)	—	(29,178,098)
TBA Sale Commitments	—	(5,450,485,759)	—	(5,450,485,759)
Unfunded Floating Rate Loan Interests (a)	—	—	(115,753)	(115,753)
	$ 1,309,591,965	$ 17,025,590,143	$ 816,244,304	$ 19,151,426,412
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 2,315,389	$ —	$ 2,315,389
Equity Contracts	24,282	6,377,599	—	6,401,881
Foreign Currency Exchange Contracts	—	24,012,239	—	24,012,239
Interest Rate Contracts	32,413,514	3,447,681	—	35,861,195
Liabilities
Credit Contracts	—	(8,268,068)	—	(8,268,068)
Equity Contracts	(2,572,798)	(8,920,019)	—	(11,492,817)
Foreign Currency Exchange Contracts	—	(7,391,673)	—	(7,391,673)
Interest Rate Contracts	(13,568,484)	(82,095,520)	—	(95,664,004)
	$ 16,296,514	$ (70,522,372)	$ —	$ (54,225,858)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests
Assets
Opening Balance, as of September 30, 2025	$61,311,112	$39,429,790	$190,634,979	$31,588,083	$175,993,714
Transfers into Level 3(a)	—	1,637,571	—	—	17,752,920
Transfers out of Level 3(b)(c)	—	—	—	—	—
Accrued discounts/premiums	(29,816)	—	(3,289,024)	6,014	225,094
Net realized gain (loss)	(254,127)	—	1,395,716	8,679	(317,740)
Net change in unrealized appreciation (depreciation)(d)	382,516	(459,264)	(10,514,077)	(223,859)	(7,902,260)
Purchases	16,026,378	29,976,163	95,605,331	—	97,716,065
Sales	(9,458,291)	(5,036,283)	(26,833,351)	(2,224,640)	(55,294,190)
Closing Balance, as of June 30, 2026	$67,977,772	$65,547,977	$246,995,574	$29,154,277	$228,173,603
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026(d)	$382,516	$6,109,729	$(9,992,988)	$(214,471)	$(8,031,052)

	Non-Agency Mortgage-Backed Securities	Preferred Securities	Warrants	Unfunded Floating Rate Loan Interests	Total
Assets
Opening Balance, as of September 30, 2025	$58,668,048	$80,704,176	$5,723,255	$218,894	$644,272,051
Transfers into Level 3(a)	—	—	—	—	19,390,491
Transfers out of Level 3(b)(c)	—	(513,809)	—	—	(513,809)
Accrued discounts/premiums	175,688	—	—	—	(2,912,044)
Net realized gain (loss)	22,473	—	(425,467)	—	429,534
Net change in unrealized appreciation (depreciation)(d)	(405,878)	13,940,893	(268,542)	(160,043)	(5,610,514)
Purchases	18,845,748	15,368,820	1,594,890	—	275,133,395
Sales	(5,997,203)	(8,985,086)	(3)	—	(113,829,047)
Closing Balance, as of June 30, 2026	$71,308,876	$100,514,994	$6,624,133	$58,851	$816,360,057
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026(d)	$(405,878)	$18,901,133	$(393,134)	$(160,043)	$6,195,812

Unfunded Floating Rate Loan Interests
Liabilities
Opening Balance, as of September 30, 2025	$(79,168)
Transfers into Level 3(a)	—
Transfers out of Level 3(b)(c)	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(d)	(36,585)
Purchases	—
Sales	—
Closing Balance, as of June 30, 2026	$(115,753)
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026(d)	$(36,585)

(a)
As of September 30, 2025, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of September 30, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(c)
As of September 30, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 1 in the fair value hierarchy.
(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
amount of $153,192,805. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Asset Backed Securities	$58,127,858	Income	Discount Rate	7% - 8%	8%
Non-Agency Mortgage-Backed Securities	10,068,138	Income	Discount Rate	8%	—
Common Stocks	64,990,331	Market Income	Revenue Multiple Volatility Time to Exit EBITDA Multiple Discount for lack of marketability Discount Rate	32.14x - 45.17x 57% 0.90 years 3.15x - 10.75x 10% - 12% 10% - 15%	42.61x — — 8.32x 10% 13%
Corporate Bonds	246,558,343	Income Market	Discount Rate Direct Profit Multiple	5% - 20% 2.00x	12% —
Floating Rate Loan Interests	147,013,460	Income Market	Discount Rate EBITDA Multiple	5% - 23% 5.00x - 9.75x	10% 8.35x
Fixed Rate Loan Interests	29,154,277	Income	Discount Rate	7%	—
Preferred Stock	100,514,961	Income Market	Discount Rate Revenue Multiple Volatility Time to Exit	9% - 17% 1.00x - 45.17x 70% - 109% 3.0 - 5.0 years	14% 20.42x 75% 2.7 years
Warrants	6,624,131	Market	Revenue Multiple Volatility EBITDA Multiple	9.25x - 9.75x 43% - 50% 9.00x - 9.75x	9.31x 50% 9.56x
	$663,051,499

(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
Currency Abbreviation
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
NGN	Nigerian Naira
NOK	Norwegian Krone
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
PYG	Paraguayan Guarani
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviation
1D AONIA	AUD - 1D Overnight Reserve Bank of Australia Rate
1D CORRA	CAD - 1D Overnight Bank of Canada Repo Rate
1D ESTR	EUR - 1D Euro Short-Term Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
1D P TONA	JPY - Provisional 1D Overnight Tokyo Average Rate
1D RAONON	ZAR - 1D Rand Overnight Interest Rate Fixing
1D SONIA	GBP - 1D Sterling Overnight Index Average
1D STIBOR	SEK - 1D Overnight Stockholm Interbank Offer Rate
1M JIBAR	ZAR - 1M Johannesburg Interbank Agreed Rate
1W CIBOR	DKK - 1W Copenhagen Interbank Swap Rate
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AKA	Also Known As
BBSW	Bank Bill Swap Rate
CABROVER	Bank of Canada Overnight Rate Target
CLO	Collateralized Loan Obligation
CLOIS	Chile Monetary Policy Rate (TPM)
CME	Chicago Mercantile Exchange
COOIS	Colombia Overnight Interbank Reference Rate
CORRA	Canadian OvernightRepo Rate Average
DAC	Designated Activity Co.
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
HONIA	HKD - Overnight Index Average
IO	Interest Only
JIBAR	Johannesburg Interbank Average Rate
KWCDC	KRW Certificate of Deposit
LP	Limited Partnership
MIBOR	Mumbai Interbank Offered Rate

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Total Return Fund
MTN	Medium-Term Note
MXIBTIIE	Mexico Interbank TIIE 28-Day
NOWA	NOK - Norwegian Overnight Weighted Average
NVS	Non-Voting Shares
OTC	Over-the-Counter
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offered Rate
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SSARON	CHF - Swiss Average Rate O/N
TBA	To-be-Announced
TIIEFONDEO	MXN - Overnight TIIE Funding Rate
TN STIBOR	SEK - TN Stockholm Interbank Offer Rate
TONA	Tokyo Overnight Average Rate
WIBOR	Warsaw Interbank Offer Rate
ZARONIA	ZAR - South African Rand Overnight Index Average